UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount(6)	Value (Note 1)
COMMON STOCKS - 64.6%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	433	$8,721
Omnicom Group, Inc.#	6,942	502,462

		511,183

Aerospace/Defense - 0.6%

Aerovironment, Inc.†#	1,604	78,628
Boeing Co.	3,099	742,706
Cubic Corp.	1,748	75,077
National Presto Industries, Inc.	99	9,861
Northrop Grumman Corp.	434	118,139
Spirit AeroSystems Holdings, Inc., Class A	18	1,341

		1,025,752

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	2,145	77,349
Aerojet Rocketdyne Holdings, Inc.†	1,525	45,186
Harris Corp.	58	7,128
Kaman Corp.	2,056	100,826
Moog, Inc., Class A†	2,129	163,422
Triumph Group, Inc.#	3,569	93,864
United Technologies Corp.	183	21,909

		509,684

Agricultural Chemicals - 0.0%

Monsanto Co.	73	8,556

Agricultural Operations - 0.1%

Andersons, Inc.	1,830	58,286
Archer-Daniels-Midland Co.	3,207	132,513

		190,799

Airlines - 0.2%

Alaska Air Group, Inc.	53	3,957
Allegiant Travel Co.	269	31,742
American Airlines Group, Inc.#	254	11,364
Copa Holdings SA, Class A	354	43,921
Delta Air Lines, Inc.	146	6,890
Hawaiian Holdings, Inc.†	1,097	47,006
SkyWest, Inc.	3,344	116,037
Southwest Airlines Co.	93	4,849
United Continental Holdings, Inc.†	8	495

		266,261

Airport Development/Maintenance - 0.1%

Aena SA*	129	25,216
Aeroports de Paris	307	54,786
Auckland International Airport, Ltd.	1,045	5,096
BBA Aviation PLC	902	3,522
Beijing Capital International Airport Co., Ltd.	4,000	6,471
Enav SpA*	467	2,068
Flughafen Zurich AG	27	6,617
Fraport AG Frankfurt Airport Services Worldwide	667	65,832
Grupo Aeroportuario del Centro Norte SAB de CV ADR	43	2,080
Grupo Aeroportuario del Pacifico SAB de CV ADR#	49	5,417
Grupo Aeroportuario del Sureste SAB de CV ADR	26	5,295
Sydney Airport	1,929	11,364

		193,764

Apparel Manufacturers - 0.0%

Hermes International	103	54,526
Oxford Industries, Inc.	300	17,343
Ralph Lauren Corp.	26	2,285

		74,154

Appliances - 0.0%

iRobot Corp.†#	561	53,531

Applications Software - 0.4%

Citrix Systems, Inc.†	1,428	111,684
Ebix, Inc.#	445	25,677
Intuit, Inc.	51	7,214
Microsoft Corp.	5,769	431,348
Progress Software Corp.	2,192	73,607

		649,530

Athletic Equipment - 0.0%

Nautilus, Inc.†	614	10,039
Vista Outdoor, Inc.†	3,169	64,964

		75,003

Audio/Video Products - 0.2%

Daktronics, Inc.	801	7,714
Sony Corp.	6,800	268,997
Universal Electronics, Inc.†#	724	42,390

		319,101

Auto Repair Centers - 0.0%

Monro, Inc.#	1,409	67,209

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	4,561	50,308
General Motors Co.	3,089	112,872
Subaru Corp.	3,500	123,003
Suzuki Motor Corp.	6,000	302,280
Toyota Motor Corp.	5,500	310,518

		898,981

Auto-Heavy Duty Trucks - 0.2%

Isuzu Motors, Ltd.	26,300	345,346
PACCAR, Inc.	214	14,194

		359,540

Auto-Truck Trailers - 0.1%

Wabash National Corp.	3,747	78,762

Auto/Truck Parts & Equipment-Original - 0.5%

Allison Transmission Holdings, Inc.	4,300	149,339
American Axle & Manufacturing Holdings, Inc.†	5,450	79,625
BorgWarner, Inc.	146	6,776
Cooper-Standard Holding, Inc.†	940	94,545
Delphi Automotive PLC	40	3,856
Gentherm, Inc.†	2,539	79,090
Koito Manufacturing Co., Ltd.	4,900	307,203
Lear Corp.	349	52,189
Superior Industries International, Inc.	1,932	28,304
Titan International, Inc.	965	8,280
Visteon Corp.†	182	21,010

		830,217

Auto/Truck Parts & Equipment-Replacement - 0.1%

Dorman Products, Inc.†	617	40,981
Motorcar Parts of America, Inc.†	1,499	39,379
Standard Motor Products, Inc.	1,518	66,944

		147,304

B2B/E-Commerce - 0.0%

ePlus, Inc.†	263	22,013

Banks-Commercial - 5.5%

Agricultural Bank of China, Ltd.	104,000	49,079
Ameris Bancorp	1,249	55,018
Associated Banc-Corp.	2,001	43,822
BancorpSouth, Inc.	1,110	32,245
Bank Central Asia Tbk PT	596,100	845,813
Bank Danamon Indonesia Tbk PT	233,800	95,437
Bank Mandiri Persero Tbk PT	489,300	481,311
Bank Negara Indonesia Persero Tbk PT	391,500	215,883
Bank of Hawaii Corp.#	566	44,222
Bank of Montreal	5,595	401,496
Bank of the Ozarks	1,216	52,239
Bank Rakyat Indonesia Persero Tbk PT	661,800	751,629
Banner Corp.	881	48,561
Barclays Africa Group, Ltd.#	4,900	55,932
BB&T Corp.	12,390	571,055
Canadian Imperial Bank of Commerce	429	36,019
Cathay General Bancorp, Class B	992	34,988
Central Pacific Financial Corp.	1,016	29,464
Chemical Financial Corp.	958	43,503
Chongqing Rural Commercial Bank Co., Ltd.	24,000	16,783
CIT Group, Inc.	1,353	60,682
City Holding Co.	517	32,742
Columbia Banking System, Inc.	1,970	73,225
Commerce Bancshares, Inc.#	1,143	62,854
Community Bank System, Inc.#	2,813	144,757
Cullen/Frost Bankers, Inc.	2,275	191,555
Customers Bancorp, Inc.†	2,983	84,061
CVB Financial Corp.	3,456	71,539
East West Bancorp, Inc.	5,073	280,892
Fidelity Southern Corp.	709	15,499
First BanCorp†	5,779	32,825
First Commonwealth Financial Corp.	2,938	37,048
First Financial Bancorp	5,687	136,204

First Financial Bankshares, Inc.	2,241	89,752
First Horizon National Corp.#	3,065	52,749
First Midwest Bancorp, Inc.	2,734	57,633
FirstRand, Ltd.#	10,811	46,195
FNB Corp.	4,261	54,072
Fulton Financial Corp.	2,307	40,257
Glacier Bancorp, Inc.	2,582	85,748
Great Western Bancorp, Inc.	3,331	119,650
Hancock Holding Co.	1,110	48,784
Hanmi Financial Corp.	1,085	28,970
Home BancShares, Inc.	1,717	40,023
HomeStreet, Inc.†	853	21,538
Hope Bancorp, Inc.	4,281	69,095
Independent Bank Corp.	920	63,756
International Bancshares Corp.	766	27,538
LegacyTexas Financial Group, Inc.	1,414	50,890
M&T Bank Corp.	2,098	310,210
MB Financial, Inc.	948	37,702
NBT Bancorp, Inc.	1,453	47,702
OFG Bancorp	4,201	36,549
Old National Bancorp	11,500	188,025
Opus Bank	611	13,686
PacWest Bancorp	1,580	71,337
Pinnacle Financial Partners, Inc.	637	39,621
Popular, Inc.	3,500	139,685
Prosperity Bancshares, Inc.	923	55,149
Regions Financial Corp.	17,593	248,237
S&T Bancorp, Inc.	1,177	42,301
ServisFirst Bancshares, Inc.	1,501	51,199
Signature Bank†	715	91,763
Simmons First National Corp., Class A	1,009	52,670
Southside Bancshares, Inc.	2,698	88,144
Sumitomo Mitsui Financial Group, Inc.	6,500	242,192
SVB Financial Group†	700	118,538
Synovus Financial Corp.	1,593	67,097
TCF Financial Corp.	2,278	35,377
Texas Capital Bancshares, Inc.†	1,025	76,106
Tompkins Financial Corp.#	409	31,051
TrustCo Bank Corp.	11,281	89,120
Trustmark Corp.	890	26,362
UMB Financial Corp.	1,523	102,224
Umpqua Holdings Corp.	2,915	51,012
United Bankshares, Inc.	3,149	105,649
United Community Banks, Inc.	2,408	62,873
Valley National Bancorp	3,457	38,684
Webster Financial Corp.	1,212	56,576
Westamerica Bancorporation	2,081	107,276
Wintrust Financial Corp.	1,614	117,515
Zions Bancorporation	2,651	115,743

		8,982,407

Banks-Fiduciary - 1.1%

Bank of New York Mellon Corp.	13,348	697,833
Boston Private Financial Holdings, Inc.	8,616	126,655
Citizens Financial Group, Inc.	6,550	217,002
Northern Trust Corp.	2,780	246,030
State Street Corp.	4,655	430,541

		1,718,061

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	934	45,009

Banks-Super Regional - 3.2%

Comerica, Inc.	4,697	320,570
Fifth Third Bancorp	11,593	302,925
Huntington Bancshares, Inc.	14,244	179,332
KeyCorp	14,194	244,279
National Bank Holdings Corp., Class A	885	28,480
PNC Financial Services Group, Inc.	6,327	793,469
SunTrust Banks, Inc.	9,132	503,173
US Bancorp	20,648	1,058,210
Wells Fargo & Co.	34,375	1,755,531

		5,185,969

Batteries/Battery Systems - 0.1%

W-Scope Corp.#	5,700	121,395

Beverages-Non-alcoholic - 0.2%

Coca-Cola Bottling Co. Consolidated	93	19,864
Coca-Cola Co.	1,987	90,508
Dr Pepper Snapple Group, Inc.#	862	78,485
PepsiCo, Inc.	596	68,975

		257,832

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	185	9,812

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	708	28,320

Brewery - 0.1%

Asahi Group Holdings, Ltd.	4,500	196,255

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	96	2,132
Discovery Communications, Inc., Class C†	239	5,021
Scripps Networks Interactive, Inc., Class A	1,521	130,274
TiVo Corp.	3,716	68,003
World Wrestling Entertainment, Inc., Class A	768	16,742

		222,172

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.†	631	18,457
Nichias Corp.	10,000	117,354
Owens Corning	886	65,679
Patrick Industries, Inc.†	326	24,124
Quanex Building Products Corp.#	688	13,485
Simpson Manufacturing Co., Inc.	828	36,250
Trex Co., Inc.†	601	45,676

		321,025

Building & Construction-Misc. - 0.3%

Aegion Corp.†	2,829	61,304
Comfort Systems USA, Inc.	2,373	80,801
MYR Group, Inc.†	1,566	40,419
Obayashi Corp.	4,800	56,718
Penta-Ocean Construction Co., Ltd.	21,800	131,092
Taisei Corp.	11,000	110,532
TopBuild Corp.†	1,243	73,772

		554,638

Building Products-Air & Heating - 0.2%

AAON, Inc.	807	26,308
Daikin Industries, Ltd.	2,200	220,449

		246,757

Building Products-Cement - 0.2%

Indocement Tunggal Prakarsa Tbk PT	78,400	116,238
PT Semen Indonesia Persero Tbk	158,700	124,529
US Concrete, Inc.†#	298	23,855

		264,622

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.#	588	25,696
Griffon Corp.	623	11,557
PGT Innovations , Inc.†	987	13,028

		50,281

Building Products-Wood - 0.1%

Boise Cascade Co.†	2,658	79,740
Masco Corp.	262	9,634
Universal Forest Products, Inc.	420	36,628

		126,002

Building-Heavy Construction - 0.1%

Hopewell Highway Infrastructure, Ltd.	2,500	1,536
Orion Group Holdings, Inc.†	554	3,346
Vinci SA	1,211	111,609
Waskita Karya Persero Tbk PT	255,000	42,489

		158,980

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	3,422	152,039

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	535	71,984
Winnebago Industries, Inc.	530	19,160

		91,144

Building-Residential/Commercial - 0.4%

Iida Group Holdings Co., Ltd.	5,900	100,484
Installed Building Products, Inc.†	401	23,138
LGI Homes, Inc.†#	346	14,719
M/I Homes, Inc.†	495	12,177

MDC Holdings, Inc.#	2,401	75,031
Meritage Homes Corp.†	2,336	95,075
Sekisui Chemical Co., Ltd.	13,700	255,981
William Lyon Homes, Class A†	472	11,323

		587,928

Cable/Satellite TV - 0.0%

Comcast Corp., Class A	1,701	69,078

Casino Hotels - 0.1%

Boyd Gaming Corp.	5,102	134,897
Las Vegas Sands Corp.	79	4,915
Monarch Casino & Resort, Inc.†	220	7,825

		147,637

Casino Services - 0.0%

Scientific Games Corp., Class A†#	1,053	37,066

Cellular Telecom - 0.2%

ATN International, Inc.	213	12,901
NTT DOCOMO, Inc.	7,000	162,787
Sprint Corp.†	6,772	55,869
T-Mobile US, Inc.†	546	35,332

		266,889

Chemicals-Diversified - 0.4%

Aceto Corp.	601	6,377
AdvanSix, Inc.†	1,821	58,145
Dow Chemical Co.	4,780	318,587
E.I. du Pont de Nemours & Co.	229	19,220
Innophos Holdings, Inc.	1,250	57,075
Innospec, Inc.	493	27,361
Koppers Holdings, Inc.†	1,446	56,683
LyondellBasell Industries NV, Class A	1,933	175,110

		718,558

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	2,580	35,398

Chemicals-Other - 0.0%

American Vanguard Corp.	523	10,591

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	2,013	61,195

Chemicals-Specialty - 0.8%

Albemarle Corp.#	120	13,951
Balchem Corp.	652	48,874
Calgon Carbon Corp.	3,766	45,945
Chemours Co.	3,044	149,369
H.B. Fuller Co.	3,279	164,573
Hawkins, Inc.	1,026	36,577
Ingevity Corp.†	861	54,217
Kraton Corp.†	622	20,420
Quaker Chemical Corp.	503	70,028
Shin-Etsu Chemical Co., Ltd.	4,000	354,481
Stepan Co.	1,057	81,769
Toray Industries, Inc.	24,800	236,513

		1,276,717

Circuit Boards - 0.0%

Park Electrochemical Corp.	2,040	37,046
TTM Technologies, Inc.†	1,706	24,294

		61,340

Coal - 0.0%

Cloud Peak Energy, Inc.†	1,499	4,707
CONSOL Energy, Inc.†	2,005	29,173
SunCoke Energy, Inc.†	4,046	37,708

		71,588

Commercial Services - 0.2%

Healthcare Services Group, Inc.	1,492	76,390
HMS Holdings Corp.†	3,178	56,314
Live Nation Entertainment, Inc.†	622	24,855
Macquarie Infrastructure Corp.	71	5,288
Medifast, Inc.	224	12,683
Nielsen Holdings PLC	188	7,304
Nutrisystem, Inc.	611	33,177
Qube Holdings, Ltd.#	1,378	2,778
Team, Inc.†#	2,087	25,775

		244,564

Commercial Services-Finance - 0.3%

Cardtronics PLC, Class A†	933	24,239
Green Dot Corp., Class A†	2,405	115,873
H&R Block, Inc.	105	2,808
LendingTree, Inc.†	247	57,045
PayPal Holdings, Inc.†	819	50,516
S&P Global, Inc.	71	10,957
Western Union Co.	8,604	162,788

		424,226

Communications Software - 0.0%

Digi International, Inc.†	530	4,876

Computer Data Security - 0.0%

Fortinet, Inc.†	990	37,818
Qualys, Inc.†	613	29,117

		66,935

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	836	15,257

Computer Services - 0.8%

Accenture PLC, Class A	1,133	148,151
Barracuda Networks, Inc.†	584	14,139
CACI International, Inc., Class A†	1,617	209,886
Cognizant Technology Solutions Corp., Class A	44	3,114
Engility Holdings, Inc.†	353	10,968
ExlService Holdings, Inc.†	689	38,777
Insight Enterprises, Inc.†	2,402	96,272
International Business Machines Corp.	1,823	260,744
SCSK Corp.#	6,900	299,291
Sykes Enterprises, Inc.†	2,357	62,837
TeleTech Holdings, Inc.	310	12,307
Virtusa Corp.†#	2,147	77,979

		1,234,465

Computers - 0.7%

Apple, Inc.	5,077	832,628
HP, Inc.	16,268	310,393

		1,143,021

Computers-Integrated Systems - 0.3%

Agilysys, Inc.†	302	3,108
Cray, Inc.†	3,273	61,696
Fujitsu, Ltd.	18,000	134,420
Mercury Systems, Inc.†	981	47,333
MTS Systems Corp.#	1,111	53,772
Otsuka Corp.	2,400	159,141
Super Micro Computer, Inc.†	758	20,182

		479,652

Computers-Memory Devices - 0.1%

NetApp, Inc.	3,199	123,673
Western Digital Corp.	9	795

		124,468

Computers-Other - 0.0%

Lumentum Holdings, Inc.†#	1,138	64,695

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	1,723	61,270
Ferrotec Holdings Corp.	3,100	48,341

		109,611

Consulting Services - 0.0%

Forrester Research, Inc.	195	7,946
FTI Consulting, Inc.†	845	28,654
Navigant Consulting, Inc.†	944	14,472

		51,072

Consumer Products-Misc. - 0.2%

Central Garden & Pet Co.†	1,418	49,985
Central Garden & Pet Co., Class A†	678	23,113
Clorox Co.	182	25,212
Kimberly-Clark Corp.	1,936	238,689
Spectrum Brands Holdings, Inc.#	131	14,405
WD-40 Co.#	288	31,378

		382,782

Containers-Metal/Glass - 0.0%

Crown Holdings, Inc.†	765	45,158

Containers-Paper/Plastic - 0.1%

KapStone Paper and Packaging Corp.	5,672	126,883
Multi-Color Corp.	264	21,067
WestRock Co.	166	9,447

		157,397

Cosmetics & Toiletries - 0.7%

Colgate-Palmolive Co.	260	18,626
Inter Parfums, Inc.	1,257	49,589
Kao Corp.	2,500	156,219
Pola Orbis Holdings, Inc.	8,300	267,105
Procter & Gamble Co.	6,159	568,291

		1,059,830

Cruise Lines - 0.2%

Carnival Corp.	3,444	239,289
Carnival PLC	704	48,971
Royal Caribbean Cruises, Ltd.	249	30,990

		319,250

Data Processing/Management - 0.1%

CSG Systems International, Inc.	691	26,748
Fidelity National Information Services, Inc.	214	19,885
First Data Corp., Class A†#	3,331	61,324

		107,957

Dental Supplies & Equipment - 0.0%

Lifco AB	750	24,559

Diagnostic Equipment - 0.1%

BioTelemetry, Inc.†	603	22,402
Danaher Corp.	222	18,519
Lonza Group AG	158	40,043
Repligen Corp.†	754	32,927

		113,891

Diagnostic Kits - 0.0%

IDEXX Laboratories, Inc.†	213	33,106
Meridian Bioscience, Inc.	843	11,718
OraSure Technologies, Inc.†	1,154	23,553

		68,377

Dialysis Centers - 0.1%

Fresenius SE & Co. KGaA	2,179	184,443

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	550	95,893
Merit Medical Systems, Inc.†	1,021	42,167

		138,060

Distribution/Wholesale - 0.4%

Ai Holdings Corp.	6,500	165,041
AKR Corporindo Tbk PT	90,400	45,874
Anixter International, Inc.†	1,845	136,161
Core-Mark Holding Co., Inc.	3,049	82,506
Essendant, Inc.	3,781	44,843
Fossil Group, Inc.†#	3,601	29,852
G-III Apparel Group, Ltd.†#	3,069	84,397
ScanSource, Inc.†	1,822	71,514
Veritiv Corp.†	225	6,300
WW Grainger, Inc.#	102	16,582

		683,070

Diversified Banking Institutions - 5.5%

Banco Santander SA	753	4,901
Bank of America Corp.	81,489	1,946,772
Citigroup, Inc.	33,443	2,275,127
Credit Agricole SA	2,743	48,405
Goldman Sachs Group, Inc.	4,787	1,071,043
JPMorgan Chase & Co.	26,472	2,406,040
Mitsubishi UFJ Financial Group, Inc.	50,900	310,213
Morgan Stanley	18,883	859,177

		8,921,678

Diversified Manufacturing Operations - 0.8%

3M Co.	26	5,312
Actuant Corp., Class A	3,609	86,797
AZZ, Inc.	532	26,015
Barnes Group, Inc.	2,150	134,418
Eaton Corp. PLC	754	54,107
EnPro Industries, Inc.	1,352	95,275
Fabrinet†	763	29,635
Federal Signal Corp.	3,539	66,144
General Electric Co.	15,706	385,582
Harsco Corp.†	4,324	73,940
Illinois Tool Works, Inc.	1,165	160,199
Ingersoll-Rand PLC	99	8,454
LSB Industries, Inc.†#	409	2,495
Lydall, Inc.†	344	16,168
Raven Industries, Inc.	2,023	56,644
Standex International Corp.	255	24,340
Textron, Inc.	307	15,071
Tredegar Corp.	2,193	35,746

		1,276,342

Diversified Minerals - 0.2%

Sumitomo Metal Mining Co., Ltd.	15,000	259,032
US Silica Holdings, Inc.#	1,492	40,597

		299,629

Diversified Operations - 0.3%

Ackermans & van Haaren NV	340	57,176
Alfa SAB de CV, Class A	74,300	103,892
China Merchants Port Holdings Co., Ltd.	2,000	6,564
Leucadia National Corp.	13,371	316,625
Wendel SA	420	66,603

		550,860

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	1,342	73,743

Drug Delivery Systems - 0.1%

Depomed, Inc.†#	1,243	7,558
Nektar Therapeutics†#	6,280	132,068

		139,626

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	353	346,152
FTD Cos., Inc.†	1,585	21,223
Rocket Internet SE†*	1,130	25,966
Shutterfly, Inc.†	690	31,450

		424,791

E-Commerce/Service - 0.2%

Autohome, Inc. ADR†	675	43,382
Expedia, Inc.	36	5,341
IAC/InterActiveCorp†	550	62,430
Priceline Group, Inc.†	102	188,912
Stamps.com, Inc.†	322	61,583

		361,648

E-Marketing/Info - 0.0%

Liquidity Services, Inc.†	490	2,793
New Media Investment Group, Inc.	3,903	53,822
QuinStreet, Inc.†	716	3,831

		60,446

E-Services/Consulting - 0.1%

Perficient, Inc.†	2,682	49,081
SMS Co., Ltd.#	4,700	152,268

		201,349

Electric Products-Misc. - 0.4%

Casio Computer Co., Ltd.#	11,300	160,085
Emerson Electric Co.	2,828	166,965
Littelfuse, Inc.	186	34,626
Nidec Corp.	2,500	284,003

		645,679

Electric-Distribution - 0.1%

CenterPoint Energy, Inc.	174	5,154
Innogy SE*	1,534	67,607
PPL Corp.	1,293	50,737
Spark Infrastructure Group	16,672	35,835

		159,333

Electric-Generation - 0.0%

Engie SA	2,103	35,116

Electric-Integrated - 1.4%

AES Corp.	14,149	156,205
ALLETE, Inc.	3,251	251,400
Ameren Corp.	422	25,316
American Electric Power Co., Inc.	427	31,440
Avangrid, Inc.#	1,342	65,516
Avista Corp.#	3,925	201,745
Chubu Electric Power Co., Inc.	9,600	125,726
CLP Holdings, Ltd.	2,000	21,158
Consolidated Edison, Inc.#	265	22,332
CPFL Energia SA ADR#	440	7,546
Dominion Energy, Inc.	543	42,772
DTE Energy Co.	156	17,522
Duke Energy Corp.	606	52,904
E.ON SE	1,901	21,497
Edison International	283	22,691
El Paso Electric Co.	2,894	160,762
Enel Americas SA ADR	996	10,697

Enel SpA	8,710	52,713
Entergy Corp.	3,298	261,103
Eversource Energy#	387	24,381
Exelon Corp.	821	31,091
FirstEnergy Corp.#	6,543	213,171
Hera SpA	6,064	19,397
Iberdrola SA	5,413	44,225
MDU Resources Group, Inc.	2,914	78,795
NextEra Energy, Inc.	402	60,505
PG&E Corp.	1,111	78,192
Public Service Enterprise Group, Inc.	445	20,844
Southern Co.	856	41,311
SSE PLC	868	15,989
WEC Energy Group, Inc.#	274	17,870
Xcel Energy, Inc.	440	21,780

		2,218,596

Electric-Transmission - 0.1%

Red Electrica Corp. SA	1,743	39,155
REN - Redes Energeticas Nacionais SGPS SA	4,258	13,994
Terna Rete Elettrica Nazionale SpA	19,531	115,328

		168,477

Electronic Components-Misc. - 1.0%

Bel Fuse, Inc., Class B	175	4,463
Benchmark Electronics, Inc.†	3,437	111,702
Corning, Inc.	9,796	281,733
CTS Corp.	2,319	52,178
Garmin, Ltd.#	162	8,343
Hoya Corp.	2,600	149,777
Methode Electronics, Inc.	752	30,757
MinebeaMitsumi, Inc.	19,400	319,990
Omron Corp.	3,700	186,122
OSI Systems, Inc.†	1,056	87,711
Plexus Corp.†	2,301	119,836
Rogers Corp.†	822	97,448
Sanmina Corp.†	4,814	180,284

		1,630,344

Electronic Components-Semiconductors - 0.6%

Broadcom, Ltd.	502	126,539
CEVA, Inc.†	429	17,396
Diodes, Inc.†	2,867	80,677
DSP Group, Inc.†	442	5,260
Intel Corp.	3,006	105,420
Kopin Corp.†#	1,216	4,888
Megachips Corp.#	5,200	172,569
Microchip Technology, Inc.#	31	2,691
Micron Technology, Inc.†	124	3,964
Rambus, Inc.†	2,284	29,624
Semtech Corp.†	3,031	113,966
Skyworks Solutions, Inc.	584	61,530
Texas Instruments, Inc.	2,314	191,646
Xperi Corp.	1,011	27,550

		943,720

Electronic Forms - 0.2%

Adobe Systems, Inc.†	1,880	291,701

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	595	27,310
ESCO Technologies, Inc.	528	28,750
FARO Technologies, Inc.†	1,290	44,440
Itron, Inc.†	688	49,949
Keyence Corp.	400	208,761
Trimble, Inc.†	289	11,179
Yokogawa Electric Corp.	8,700	136,004

		506,393

Energy-Alternate Sources - 0.1%

FutureFuel Corp.	455	6,133
Green Plains, Inc.	2,379	44,130
REX American Resources Corp.†#	421	36,467
SolarEdge Technologies, Inc.†	582	15,569

		102,299

Engineering/R&D Services - 0.1%

AECOM†	1,252	41,942
Exponent, Inc.	529	36,025
Jacobs Engineering Group, Inc.	212	11,552

		89,519

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	3,154	66,045
Cummins, Inc.	1,029	164,002

		230,047

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc.†	2,228	47,702
LivePerson, Inc.†	1,073	14,378
ManTech International Corp., Class A	1,933	77,745
MicroStrategy, Inc., Class A†	426	54,954
Omnicell, Inc.†	760	38,988
Oracle Corp.	552	27,782
SPS Commerce, Inc.†	343	20,896

		282,445

Entertainment Software - 0.2%

Activision Blizzard, Inc.	1,502	98,471
Capcom Co., Ltd.	8,900	222,388
DeNA Co., Ltd.	500	10,709
Electronic Arts, Inc.†	73	8,870
Take-Two Interactive Software, Inc.†	489	47,819

		388,257

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,735	73,911

Finance-Consumer Loans - 0.2%

Capitec Bank Holdings, Ltd.	3,081	213,325
Encore Capital Group, Inc.†	1,685	67,990
Enova International, Inc.†	468	5,569
PRA Group, Inc.†#	3,013	87,076
World Acceptance Corp.†	119	8,904

		382,864

Finance-Credit Card - 0.3%

American Express Co.	35	3,014
Discover Financial Services	2,346	138,297
MasterCard, Inc., Class A	353	47,055
Visa, Inc., Class A#	2,624	271,636

		460,002

Finance-Investment Banker/Broker - 0.4%

Brait SE†	8,454	37,411
Charles Schwab Corp.	227	9,057
E*TRADE Financial Corp.†	3,732	153,049
Evercore, Inc., Class A	839	63,302
Greenhill & Co., Inc.#	549	8,262
Interactive Brokers Group, Inc., Class A#	3,798	159,250
INTL. FCStone, Inc.†	1,240	44,008
Investment Technology Group, Inc.	2,420	48,618
Piper Jaffray Cos.	839	46,523

		569,480

Finance-Mortgage Loan/Banker - 0.1%

Zenkoku Hosho Co., Ltd.	4,500	183,043

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc.	65	4,204
Nasdaq, Inc.	616	46,434
WageWorks, Inc.†	1,214	71,565

		122,203

Firearms & Ammunition - 0.0%

Axon Enterprise, Inc.†#	1,053	22,861
Sturm Ruger & Co., Inc.	1,083	49,601

		72,462

Food-Canned - 0.1%

Bob Evans Farms, Inc.	1,328	91,340
Seneca Foods Corp., Class A†	125	3,725

		95,065

Food-Confectionery - 0.1%

J.M. Smucker Co.	73	7,647
Morinaga & Co., Ltd.	2,100	120,559

		128,206

Food-Dairy Products - 0.0%

Morinaga Milk Industry Co., Ltd.	5,000	39,488

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	102	6,457

Food-Misc./Diversified - 1.1%

Ajinomoto Co., Inc.	8,500	168,059
B&G Foods, Inc.#	1,359	41,449
Cal-Maine Foods, Inc.†#	1,890	68,890
Campbell Soup Co.	2,148	99,238
Conagra Brands, Inc.	15,178	492,678
Darling Ingredients, Inc.†	10,767	187,346
General Mills, Inc.	7,333	390,556
Indofood CBP Sukses Makmur Tbk PT	114,700	75,029
Indofood Sukses Makmur Tbk PT	215,000	135,235
J&J Snack Foods Corp.	306	39,012
John B. Sanfilippo & Son, Inc.#	173	10,736
Kellogg Co.#	231	15,121
Mondelez International, Inc., Class A	45	1,830

		1,725,179

Food-Retail - 0.1%

Kroger Co.	370	8,092
Seven & i Holdings Co., Ltd.	2,700	107,340
SUPERVALU, Inc.†	2,714	54,253

		169,685

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.#	308	20,683
SpartanNash Co.	755	18,603
Sysco Corp.	245	12,904

		52,190

Footwear & Related Apparel - 0.2%

Crocs, Inc.†	6,553	58,518
Iconix Brand Group, Inc.†	1,139	6,367
Steven Madden, Ltd.†	2,475	104,940
Wolverine World Wide, Inc.	6,427	169,030

		338,855

Forestry - 0.0%

Deltic Timber Corp.	212	16,544

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	658	39,644

Garden Products - 0.3%

Toro Co.	7,149	440,950

Gas-Distribution - 0.4%

Centrica PLC	4,818	12,455
Enagas SA	603	17,775
Hong Kong & China Gas Co., Ltd.	12,100	22,886
Italgas SpA	7,904	44,708
National Grid PLC	2,962	37,310
Northwest Natural Gas Co.	1,996	132,335
Sempra Energy	216	25,473
South Jersey Industries, Inc.#	1,625	58,305
Spire, Inc.	3,060	234,090

		585,337

Gas-Transportation - 0.1%

Snam SpA	17,056	83,059

Golf - 0.0%

Callaway Golf Co.	1,874	26,124

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.#	436	22,410

Health Care Cost Containment - 0.1%

CorVel Corp.†	195	10,120
HealthEquity, Inc.†#	1,789	76,516

		86,636

Home Decoration Products - 0.0%

Newell Brands, Inc.	202	9,753

Home Furnishings - 0.1%

American Woodmark Corp.†	279	23,101
Ethan Allen Interiors, Inc.#	1,887	55,195
Select Comfort Corp.†	852	25,160

		103,456

Hotels/Motels - 0.2%

Belmond, Ltd., Class A†	1,693	21,586
Hilton Worldwide Holdings, Inc.	2,763	177,744
ILG, Inc.	5,078	134,059
Marcus Corp.	381	9,487

		342,876

Human Resources - 0.4%

AMN Healthcare Services, Inc.†	979	36,566
CDI Corp.†	276	2,263
Cross Country Healthcare, Inc.†	633	7,837
Heidrick & Struggles International, Inc.	374	6,825
Insperity, Inc.	383	30,755
Kelly Services, Inc., Class A	2,201	47,608
Korn/Ferry International	3,485	116,120
ManpowerGroup, Inc.	249	27,766
On Assignment, Inc.†	1,827	87,148
Recruit Holdings Co., Ltd.	12,200	243,427
Resources Connection, Inc.	592	7,548
TrueBlue, Inc.†	2,713	55,481

		669,344

Identification Systems - 0.0%

Brady Corp., Class A	2,099	70,002

Import/Export - 0.2%

ITOCHU Corp.	10,700	175,142
Mitsui & Co., Ltd.	12,500	187,620

		362,762

Industrial Automated/Robotic - 0.1%

Yaskawa Electric Corp.	7,100	215,591

Instruments-Controls - 0.2%

Honeywell International, Inc.	1,346	186,112
Watts Water Technologies, Inc., Class A	1,413	87,182

		273,294

Insurance Brokers - 0.0%

Aon PLC	246	34,233
Arthur J. Gallagher & Co.	104	6,022
eHealth, Inc.†	335	8,134

		48,389

Insurance-Life/Health - 0.4%

Aflac, Inc.	2,257	186,315
American Equity Investment Life Holding Co.	6,321	175,471
Dai-ichi Life Holdings, Inc.	10,600	171,177
Principal Financial Group, Inc.	1,904	119,038
Prudential Financial, Inc.	121	12,352

		664,353

Insurance-Multi-line - 0.7%

Allianz SE	1,510	323,114
Allstate Corp.	2,525	228,513
Chubb, Ltd.	950	134,349
Cincinnati Financial Corp.	1,732	133,087
Horace Mann Educators Corp.	2,754	96,803
Loews Corp.	1,924	89,620
United Fire Group, Inc.	1,418	59,641

		1,065,127

Insurance-Property/Casualty - 0.9%

AMERISAFE, Inc.	384	20,659
Employers Holdings, Inc.	2,090	88,094
Fosun International, Ltd.	48,500	84,218
HCI Group, Inc.#	163	6,355
Infinity Property & Casualty Corp.	961	85,000
MS&AD Insurance Group Holdings, Inc.	10,100	334,269
Navigators Group, Inc.	1,610	89,838
ProAssurance Corp.	2,866	152,614
Progressive Corp.	673	31,281
RLI Corp.#	1,681	89,967
Safety Insurance Group, Inc.	1,126	80,396
Selective Insurance Group, Inc.	3,580	180,432
Stewart Information Services Corp.	1,664	60,037
Tokio Marine Holdings, Inc.	4,900	196,116
United Insurance Holdings Corp.	359	5,651
Universal Insurance Holdings, Inc.	651	13,964

		1,518,891

Insurance-Reinsurance - 0.2%

Aspen Insurance Holdings, Ltd.	836	37,787
Berkshire Hathaway, Inc., Class B†	564	102,174
Maiden Holdings, Ltd.	5,860	42,485
Muenchener Rueckversicherungs-Gesellschaft AG	452	93,319
Swiss Re AG	315	28,546

		304,311

Internet Connectivity Services - 0.0%

Cogent Communications Holdings, Inc.#	837	39,004

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	3,630	624,251
Shutterstock, Inc.†	379	12,727

		636,978

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	1,010	1,970
HealthStream, Inc.†	510	11,980
M3, Inc.	1,600	41,789
XO Group, Inc.†	486	9,049

		64,788

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	341	40,709

Internet Security - 0.0%

VASCO Data Security International, Inc.†	602	7,555

Internet Telephone - 0.0%

8x8, Inc.†	1,873	26,503

Investment Companies - 0.3%

Apollo Investment Corp.	2,630	15,517
Ares Capital Corp.#	3,990	64,079
BlackRock Capital Investment Corp.	2,230	15,878
China Merchants China Direct Investments, Ltd.	10,000	16,213
Fifth Street Finance Corp.	3,940	21,276
FS Investment Corp.	6,080	48,944
Goldman Sachs BDC, Inc.	760	16,644
Golub Capital BDC, Inc.	1,270	23,609
Main Street Capital Corp.#	1,597	62,586
Medley Capital Corp.#	2,050	12,321
Melrose Industries PLC	18,690	53,197
New Mountain Finance Corp.	1,550	21,855
PennantPark Investment Corp.	2,830	21,253
Prospect Capital Corp.#	6,944	45,483
Solar Capital, Ltd.	1,560	33,337
Triangle Capital Corp.#	770	10,626
Zeder Investments, Ltd.	55,260	26,984

		509,802

Investment Management/Advisor Services - 0.3%

Ameriprise Financial, Inc.	1,398	193,637
Financial Engines, Inc.	1,183	39,098
Partners Group Holding AG	160	103,849
Virtus Investment Partners, Inc.	132	13,992
Waddell & Reed Financial, Inc., Class A#	5,401	100,513
WisdomTree Investments, Inc.#	5,827	53,433

		504,522

Lasers-System/Components - 0.1%

Applied Optoelectronics, Inc.†#	866	51,198
Electro Scientific Industries, Inc.†	665	8,193
II-VI, Inc.†	1,123	40,259

		99,650

Linen Supply & Related Items - 0.1%

UniFirst Corp.	849	121,916

Machinery-Construction & Mining - 0.5%

Astec Industries, Inc.	382	18,978
Caterpillar, Inc.	2,387	280,449
Komatsu, Ltd.	7,500	203,485
United Tractors Tbk PT	105,800	240,441

		743,353

Machinery-Electrical - 0.3%

Disco Corp.	1,200	216,893
Franklin Electric Co., Inc.	1,894	73,014
Fuji Electric Co., Ltd.	50,000	276,372

		566,279

Machinery-Farming - 0.1%

Alamo Group, Inc.	190	17,434
Kubota Corp.	8,000	139,273
Lindsay Corp.#	778	67,352

		224,059

Machinery-General Industrial - 0.2%

Albany International Corp., Class A	1,375	73,700
Applied Industrial Technologies, Inc.	1,944	110,808
Chart Industries, Inc.†	2,010	67,817
DXP Enterprises, Inc.†	1,160	31,424
Obara Group, Inc.	1,100	61,038
Tennant Co.	909	55,404

		400,191

Machinery-Pumps - 0.1%

SPX FLOW, Inc.†	2,816	94,252

Medical Imaging Systems - 0.0%

Analogic Corp.	670	47,938
Lantheus Holdings, Inc.†	590	10,325

		58,263

Medical Information Systems - 0.1%

Cerner Corp.†	53	3,592
Computer Programs & Systems, Inc.	1,304	39,251
Quality Systems, Inc.†	2,988	47,061

		89,904

Medical Instruments - 0.7%

Abaxis, Inc.#	1,152	53,246
AngioDynamics, Inc.†	2,681	45,657
CONMED Corp.	1,528	75,789
CryoLife, Inc.†	544	11,315
Integra LifeSciences Holdings Corp.†	1,958	99,838
Intuitive Surgical, Inc.†	274	275,280
Medtronic PLC	135	10,884
Natus Medical, Inc.†	677	22,747
Shimadzu Corp.	13,900	256,967
Topcon Corp.	12,300	217,766

		1,069,489

Medical Labs & Testing Services - 0.1%

PeptiDream, Inc.†	4,000	139,974

Medical Products - 0.5%

Baxter International, Inc.	3,997	247,974
Becton Dickinson and Co.	9	1,795
Cantel Medical Corp.	742	60,288
Cooper Cos., Inc.	15	3,762
CYBERDYNE, Inc.†#	4,900	64,495
Haemonetics Corp.†	2,529	108,798
Integer Holdings Corp.†	2,011	92,405
Invacare Corp.#	2,986	40,311
LeMaitre Vascular, Inc.	252	9,173
Luminex Corp.	798	15,425
MiMedx Group, Inc.†#	2,086	33,939
Orthofix International NV†	361	17,765
Surmodics, Inc.†	265	6,890
Varian Medical Systems, Inc.†	480	51,000

		754,020

Medical-Biomedical/Gene - 0.8%

Acorda Therapeutics, Inc.†	3,551	73,861
Alexion Pharmaceuticals, Inc.†	125	17,801
AMAG Pharmaceuticals, Inc.†#	700	11,690
Amgen, Inc.	2,094	372,250
ANI Pharmaceuticals, Inc.†	160	7,680
Biogen, Inc.†	19	6,015
Cambrex Corp.†	1,190	61,999
Celgene Corp.†	1,163	161,576
Cytokinetics, Inc.†	923	13,707
Emergent BioSolutions, Inc.†	1,866	69,658
Innoviva, Inc.†	1,550	21,762
Ligand Pharmaceuticals, Inc.†#	389	50,130
Medicines Co.†#	3,496	128,268
Momenta Pharmaceuticals, Inc.†#	1,333	22,461
Myriad Genetics, Inc.†#	4,983	151,932
Spectrum Pharmaceuticals, Inc.†	6,232	60,824

		1,231,614

Medical-Drugs - 1.3%

AbbVie, Inc.	807	60,767
Allergan PLC	69	15,834
Bayer AG	25	3,202
CSPC Pharmaceutical Group, Ltd.	26,000	40,627
Eagle Pharmaceuticals, Inc.†#	156	8,511
Eli Lilly & Co.	1,391	113,074
Enanta Pharmaceuticals, Inc.†	277	11,872
Johnson & Johnson	2,494	330,131

Kalbe Farma Tbk PT	1,090,300	139,752
Lannett Co., Inc.†#	2,278	39,979
Merck & Co., Inc.	7,634	487,507
Pfizer, Inc.	8,079	274,040
PharMerica Corp.†	2,246	66,032
Progenics Pharmaceuticals, Inc.†	1,402	9,436
SciClone Pharmaceuticals, Inc.†	1,033	11,363
Shionogi & Co., Ltd.	7,100	374,792
Sucampo Pharmaceuticals, Inc., Class A†#	501	5,887
Supernus Pharmaceuticals, Inc.†	1,028	47,082

		2,039,888

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†	712	11,399
Impax Laboratories, Inc.†	5,762	124,747

		136,146

Medical-HMO - 0.9%

Anthem, Inc.	543	106,450
Centene Corp.†	678	60,240
Cigna Corp.	1,325	241,229
Humana, Inc.	41	10,562
Magellan Health, Inc.†	1,611	130,330
Tivity Health, Inc.†	2,023	79,302
UnitedHealth Group, Inc.	1,503	298,947
WellCare Health Plans, Inc.†	3,010	525,787

		1,452,847

Medical-Hospitals - 0.1%

Community Health Systems, Inc.†#	8,803	67,255
HCA Healthcare, Inc.†	77	6,057
Quorum Health Corp.†	603	2,641
Select Medical Holdings Corp.†	7,125	132,525

		208,478

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	952	19,554
Kindred Healthcare, Inc.	6,361	51,524

		71,078

Medical-Outpatient/Home Medical - 0.2%

Almost Family, Inc.†	895	43,586
Amedisys, Inc.†	1,753	91,577
Chemed Corp.#	569	112,258
LHC Group, Inc.†	1,001	65,315
Providence Service Corp.†	908	47,062

		359,798

Medical-Wholesale Drug Distribution - 0.0%

AmerisourceBergen Corp.	17	1,364
McKesson Corp.	190	28,369

		29,733

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	1,061	50,949
Haynes International, Inc.	1,005	30,703
Mueller Industries, Inc.	3,800	113,354

		195,006

Metal Products-Distribution - 0.1%

MISUMI Group, Inc.	3,700	95,339
Olympic Steel, Inc.	181	3,303

		98,642

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	3,384	66,056
Kaiser Aluminum Corp.	901	86,784

		152,840

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.†	985	14,558

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,288	46,046
John Bean Technologies Corp.	647	57,389

		103,435

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	106	4,983

Multimedia - 0.3%

E.W. Scripps Co., Class A†	3,746	66,978
Media Nusantara Citra Tbk PT	257,800	28,819
Twenty-First Century Fox, Inc., Class A	504	13,905
Twenty-First Century Fox, Inc., Class B	2,115	57,317
Walt Disney Co.	2,874	290,849

		457,868

Networking Products - 0.1%

Black Box Corp.	299	897
Cisco Systems, Inc.	3,189	102,718
Gigamon, Inc.†#	639	27,445
NETGEAR, Inc.†	1,274	61,152

		192,212

Non-Ferrous Metals - 0.0%

Materion Corp.	1,561	59,630

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	1,743	113,713
Waste Management, Inc.	96	7,403

		121,116

Office Furnishings-Original - 0.0%

Interface, Inc.	3,836	72,884

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	317	29,880

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.†#	5,739	37,705
Noble Corp. PLC†#	14,187	46,250

		83,955

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp.	133	5,444
Bill Barrett Corp.†	1,524	4,557
Cabot Oil & Gas Corp.#	199	5,085
Carrizo Oil & Gas, Inc.†#	3,044	40,911
ConocoPhillips	5,809	253,621
Contango Oil & Gas Co.†	460	2,111
Denbury Resources, Inc.†#	7,954	8,431
Devon Energy Corp.	2,940	92,316
EOG Resources, Inc.	403	34,251
Kunlun Energy Co., Ltd.#	6,000	5,821
PDC Energy, Inc.†	2,078	81,728
Southwestern Energy Co.†	6,372	34,727
SRC Energy, Inc.†#	9,294	73,330
Unit Corp.†	2,908	46,295

		688,628

Oil Companies-Integrated - 0.6%

Chevron Corp.	1,920	206,630
China Petroleum & Chemical Corp.	226,000	172,622
Exxon Mobil Corp.	7,039	537,287

		916,539

Oil Field Machinery & Equipment - 0.0%

Exterran Corp.†	2,248	62,360
Flotek Industries, Inc.†	1,086	5,625
Gulf Island Fabrication, Inc.	273	3,058

		71,043

Oil Refining & Marketing - 0.1%

Marathon Petroleum Corp.	185	9,703
Ultrapar Participacoes SA ADR#	466	10,849
Valero Energy Corp.	1,453	98,949

		119,501

Oil-Field Services - 0.3%

Archrock, Inc.	4,130	42,126
Baker Hughes, a GE Company	2,019	68,444
Bristow Group, Inc.#	640	5,274
CARBO Ceramics, Inc.†#	1,913	12,549
Era Group, Inc.†	395	3,480
Halliburton Co.	506	19,719
Helix Energy Solutions Group, Inc.†	7,650	47,966
Matrix Service Co.†	3,656	43,324
McDermott International, Inc.†	12,308	75,571
Newpark Resources, Inc.†	6,087	49,000
Pioneer Energy Services Corp.†	1,543	2,623
SEACOR Holdings, Inc.†	1,112	42,667
Tesco Corp.†	933	4,105
TETRA Technologies, Inc.†	2,316	4,771

		421,619

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	1,229	57,149
Neenah Paper, Inc.	343	26,497
P.H. Glatfelter Co.	3,122	54,073
Schweitzer-Mauduit International, Inc.	2,152	81,625

		219,344

Pastoral & Agricultural - 0.0%

Schouw & Co AB	300	31,468

Pharmacy Services - 0.0%

Diplomat Pharmacy, Inc.†	3,305	55,359
Express Scripts Holding Co.†	265	16,647

		72,006

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	250	14,975

Pipelines - 0.2%

AltaGas, Ltd.	216	4,790
Cheniere Energy, Inc.†#	202	8,644
Enbridge, Inc.	1,411	56,406
Inter Pipeline, Ltd.	321	5,879
Kinder Morgan, Inc.	3,556	68,737
ONEOK, Inc.	439	23,776
Pembina Pipeline Corp.	341	10,991
Targa Resources Corp.	187	8,335
TransCanada Corp.	751	38,135
Veresen, Inc.	271	3,817
Williams Cos., Inc.	1,836	54,584

		284,094

Poultry - 0.1%

Sanderson Farms, Inc.	1,297	191,333

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	813	59,788
Powell Industries, Inc.	171	4,868
SPX Corp.†	2,845	68,565
Vicor Corp.†	322	6,263

		139,484

Printing-Commercial - 0.1%

LSC Communications, Inc.	2,316	37,311
RR Donnelley & Sons Co.#	5,534	51,079

		88,390

Private Equity - 0.3%

3i Group PLC	8,240	103,349
Alaris Royalty Corp.#	1,310	21,820
Allied Minds PLC†	9,480	15,300
Altamir	1,060	19,146
AURELIUS Equity Opportunities SE & Co. KGaA#	560	33,212
Bure Equity AB	960	11,631
Deutsche Beteiligungs AG	520	25,642
Eurazeo SA	760	62,882
Gimv NV	260	15,542
Onex Corp.	1,230	98,351
Ratos AB, Class B	6,710	31,415

		438,290

Protection/Safety - 0.0%

Landauer, Inc.	193	11,976

Public Thoroughfares - 0.3%

Abertis Infraestructuras SA	4,348	88,047
ASTM SpA	255	6,432
Atlantia SpA	4,521	145,637
Groupe Eurotunnel SE	476	5,676
Jasa Marga Persero Tbk PT	402,900	176,019
Jiangsu Expressway Co., Ltd., Class H	4,000	6,143
Macquarie Atlas Roads Group	5,183	23,514
Shenzhen Expressway Co., Ltd.	2,000	1,953
Shenzhen International Holdings, Ltd.	2,000	3,683
Societa Iniziative Autostradali e Servizi SpA	779	11,642
Transurban Group	8,489	82,179
Zhejiang Expressway Co., Ltd.	4,000	5,005

		555,930

Publishing-Books - 0.0%

Scholastic Corp.	1,913	75,430

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	9,424	80,010

Publishing-Periodicals - 0.1%

Time, Inc.	6,385	83,963

Racetracks - 0.1%

Penn National Gaming, Inc.†#	5,193	115,233

Real Estate Investment Trusts - 1.4%

Acadia Realty Trust#	3,330	95,538
Agree Realty Corp.	567	28,418
American Assets Trust, Inc.	848	34,446
Apollo Commercial Real Estate Finance, Inc.#	1,928	34,877
Armada Hoffler Properties, Inc.#	918	12,274
Boston Properties, Inc.	100	12,060
Brixmor Property Group, Inc.	1,769	33,116
Capstead Mtg. Corp.	7,915	76,538
CareTrust REIT, Inc.#	1,483	28,607
CBL & Associates Properties, Inc.#	8,797	70,376
Cedar Realty Trust, Inc.	1,521	7,666
Chatham Lodging Trust#	784	15,899
Chesapeake Lodging Trust	4,466	114,285
DiamondRock Hospitality Co.	8,943	98,284
EastGroup Properties, Inc.	1,661	147,596
Four Corners Property Trust, Inc.	1,227	31,178
Franklin Street Properties Corp.#	8,261	82,362
Getty Realty Corp.	644	17,749
Government Properties Income Trust#	5,693	105,605
HCP, Inc.	4,625	137,871
Hersha Hospitality Trust#	834	15,462
Hospitality Properties Trust	4,214	115,295
Host Hotels & Resorts, Inc.	1,113	20,168
Independence Realty Trust, Inc.	1,213	12,482
Kite Realty Group Trust	5,851	117,722
Lexington Realty Trust	12,514	123,388
LTC Properties, Inc.	809	39,342
National Storage Affiliates Trust	887	19,798
Parkway, Inc.	853	19,585
Pennsylvania Real Estate Investment Trust	3,747	37,582
PS Business Parks, Inc.	400	54,044
Public Storage	76	15,606
Ramco-Gershenson Properties Trust	1,622	21,329
Retail Opportunity Investments Corp.#	2,244	44,521
Sabra Health Care REIT, Inc.	3,256	71,144
Saul Centers, Inc.	236	14,302
Simon Property Group, Inc.	1,765	276,840
Summit Hotel Properties, Inc.	2,131	31,624
Universal Health Realty Income Trust	250	18,927
Urstadt Biddle Properties, Inc., Class A	2,677	55,360

		2,309,266

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	416	15,009
Daikyo, Inc.	61,000	119,414
HFF, Inc., Class A	726	27,683
RE/MAX Holdings, Inc., Class A	1,269	77,726

		239,832

Real Estate Operations & Development - 0.3%

China Vanke Co., Ltd.	5,400	16,189
Forestar Group, Inc.†	661	11,369
Mitsui Fudosan Co., Ltd.	8,000	173,459
NTT Urban Development Corp.	11,700	113,547
Pakuwon Jati Tbk PT	1,209,400	60,890
Tokyo Tatemono Co., Ltd.	7,600	93,908

		469,362

Recreational Vehicles - 0.0%

LCI Industries	509	50,289

Rental Auto/Equipment - 0.1%

Rent-A-Center, Inc.#	4,236	51,256
United Rentals, Inc.†	533	62,926

		114,182

Research & Development - 0.0%

Albany Molecular Research, Inc.†	445	9,674

Resort/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.	1,150	133,814

Respiratory Products - 0.0%

Inogen, Inc.†	332	31,806

Retail-Apparel/Shoe - 0.5%

Abercrombie & Fitch Co., Class A#	5,403	68,834
Ascena Retail Group, Inc.†	15,360	31,335
Buckle, Inc.#	2,198	31,102
Burlington Stores, Inc.†	200	17,426
Caleres, Inc.	3,003	81,021
Cato Corp., Class A	2,104	27,689
Chico’s FAS, Inc.#	2,596	19,937
Children’s Place, Inc.#	361	38,320
DSW, Inc., Class A	3,342	61,927
Express, Inc.†	6,806	43,354
Finish Line, Inc., Class A#	3,212	26,756
Francesca’s Holdings Corp.†	732	5,314
Gap, Inc.	1,428	33,729
Genesco, Inc.†	1,356	28,679
Guess?, Inc.	4,058	63,224
PVH Corp.	73	9,190
Ross Stores, Inc.	3,760	219,772
Shoe Carnival, Inc.	248	4,985
Tailored Brands, Inc.#	3,296	38,959
Vera Bradley, Inc.†	377	3,408

		854,961

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	8	4,228
Genuine Parts Co.	286	23,689

		27,917

Retail-Automobile - 0.7%

Asbury Automotive Group, Inc.†	1,197	64,458
Astra International Tbk PT	1,166,700	689,548
Group 1 Automotive, Inc.	1,278	76,706
IDOM, Inc.#	10,400	67,951
Lithia Motors, Inc., Class A#	1,523	164,484
Sonic Automotive, Inc., Class A	527	9,539

		1,072,686

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	769	3,984
Barnes & Noble, Inc.	1,103	8,548

		12,532

Retail-Building Products - 0.2%

Home Depot, Inc.	1,027	153,916
Lowe’s Cos., Inc.	1,303	96,279
Lumber Liquidators Holdings, Inc.†	2,008	75,360
Tile Shop Holdings, Inc.	659	9,918

		335,473

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.#	8,939	485,030

Retail-Discount - 0.4%

Dollar Tree, Inc.†	749	59,650
Fred’s, Inc., Class A#	714	4,227
Ollie’s Bargain Outlet Holdings, Inc.†#	987	41,306
Target Corp.	723	39,425
Wal-Mart Stores, Inc.	7,377	575,923

		720,531

Retail-Drug Store - 0.4%

CVS Health Corp.	2,560	197,990
Sundrug Co., Ltd.	9,500	395,556
Walgreens Boots Alliance, Inc.	1,000	81,500

		675,046

Retail-Hair Salons - 0.0%

Regis Corp.†	703	9,336

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.	1,755	41,155
Kirkland’s, Inc.†	293	3,378
La-Z-Boy, Inc.	3,125	74,531
Nitori Holdings Co., Ltd.	1,500	232,022
RH†#	1,916	89,650

		440,736

Retail-Jewelry - 0.0%

Movado Group, Inc.#	307	8,519

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	486	7,849

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.†#	20,084	77,725
Matahari Department Store Tbk PT	114,000	85,479
Nordstrom, Inc.#	60	2,677
TJX Cos., Inc.	2,263	163,615

		329,496

Retail-Misc./Diversified - 0.1%

FirstCash, Inc.	3,172	186,197
Five Below, Inc.†	1,127	53,611

		239,808

Retail-Office Supplies - 0.0%

Staples, Inc.	1,458	14,893

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†	973	8,806

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	410	14,871

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.#	44	1,750
Macy’s, Inc.	969	20,126

		21,876

Retail-Restaurants - 0.2%

Biglari Holdings, Inc.†	20	5,955
BJ’s Restaurants, Inc.†	1,352	40,695
Chuy’s Holdings, Inc.†	337	6,336
Darden Restaurants, Inc.	606	49,747
Dave & Buster’s Entertainment, Inc.†	766	44,780
DineEquity, Inc.#	861	34,225
El Pollo Loco Holdings, Inc.†	430	4,881
Fiesta Restaurant Group, Inc.†	2,212	38,489
Red Robin Gourmet Burgers, Inc.†	907	51,699
Ruby Tuesday, Inc.†	1,210	2,602
Ruth’s Hospitality Group, Inc.	594	11,613
Shake Shack, Inc., Class A†#	370	11,440
Sonic Corp.#	847	19,828
Wingstop, Inc.#	579	18,765
Yum! Brands, Inc.	9	691

		341,746

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.#	359	2,746
Hibbett Sports, Inc.†	415	5,105
Zumiez, Inc.†	353	4,395

		12,246

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	2,452	13,118

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	4,165	50,521

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	2,362	44,406
Proto Labs, Inc.†#	498	35,756

		80,162

Satellite Telecom - 0.1%

Eutelsat Communications SA	2,393	69,570
Iridium Communications, Inc.†#	5,505	61,105
SES SA FDR	2,588	59,228

		189,903

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp.	7,559	148,081
Banc of California, Inc.#	3,648	67,670
Bank Mutual Corp.	1,372	12,554
BofI Holding, Inc.†#	1,973	52,304
Brookline Bancorp, Inc.	2,468	35,416
Dime Community Bancshares, Inc.	1,026	19,443
New York Community Bancorp, Inc.#	6,429	77,469
Northfield Bancorp, Inc.	1,503	24,213
Northwest Bancshares, Inc.	7,946	122,607
Oritani Financial Corp.	1,275	20,464
People’s United Financial, Inc.	4,517	75,434
Provident Financial Services, Inc.	5,330	132,450
Sterling Bancorp#	7,043	158,115
Washington Federal, Inc.	1,166	36,438

		982,658

Schools - 0.1%

American Public Education, Inc.†	1,798	33,173
Capella Education Co.	231	15,558
Career Education Corp.†	4,105	39,449
Strayer Education, Inc.	774	61,928

		150,108

Security Services - 0.1%

Brink’s Co.	2,911	228,368

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	268	4,044

Semiconductor Components-Integrated Circuits - 0.1%

Marvell Technology Group, Ltd.	447	8,006
Maxim Integrated Products, Inc.	435	20,297
MaxLinear, Inc.†	1,046	22,594
NXP Semiconductors NV†	810	91,497
Power Integrations, Inc.	607	44,220

		186,614

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	421	18,995
Brooks Automation, Inc.	3,469	90,437
Cabot Microelectronics Corp.	516	36,956
Cohu, Inc.	508	9,530
KLA-Tencor Corp.	135	12,648
Kulicke & Soffa Industries, Inc.†	3,624	68,965
Lam Research Corp.	126	20,913
MKS Instruments, Inc.	1,106	91,079
Nanometrics, Inc.†	504	12,998
Rudolph Technologies, Inc.†	628	13,942
Veeco Instruments, Inc.†	2,494	47,137

		423,600

Soap & Cleaning Preparation - 0.2%

Unilever Indonesia Tbk PT	76,100	288,221

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.†#	2,929	43,437

Steel-Producers - 0.4%

AK Steel Holding Corp.†	13,158	73,685
JFE Holdings, Inc.	11,300	223,748
Nucor Corp.	1,848	101,843
Steel Dynamics, Inc.	6,609	227,680

		626,956

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	1,914	57,898
Westshore Terminals Investment Corp.	63	1,274

		59,172

Telecom Equipment-Fiber Optics - 0.1%

Harmonic, Inc.†#	1,608	5,226
Oclaro, Inc.†#	2,539	21,353
Viavi Solutions, Inc.†	15,542	156,042

		182,621

Telecom Services - 0.9%

China Telecom Corp., Ltd.	530,000	273,289
Consolidated Communications Holdings, Inc.	2,834	52,287
Lumos Networks Corp.†	2,396	43,080
Spok Holdings, Inc.	2,319	38,843
Telekomunikasi Indonesia Persero Tbk PT	2,487,100	875,978
Tower Bersama Infrastructure Tbk PT	115,900	55,892
Vonage Holdings Corp.†	3,995	33,159
XL Axiata Tbk PT†	192,700	52,017

		1,424,545

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	3,134	69,262
Comtech Telecommunications Corp.	470	9,198
Juniper Networks, Inc.	132	3,660
Nortel Networks Corp.(1)(2)†	62	0

		82,120

Telephone-Integrated - 0.9%

AT&T, Inc.	12,724	476,641
BT Group PLC	56,537	213,886
CenturyLink, Inc.#	1,168	23,033
Cincinnati Bell, Inc.†	841	17,703
General Communication, Inc., Class A†	1,756	75,736
Nippon Telegraph & Telephone Corp.	3,900	194,268
SoftBank Group Corp.	4,200	341,790
Verizon Communications, Inc.	3,113	149,331

		1,492,388

Television - 0.0%

ION Media Networks, Inc.(1)(2)†	18	13,365
Surya Citra Media Tbk PT	290,400	48,175

		61,540

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	245	5,348
Unifi, Inc.†	306	9,511

		14,859

Textile-Products - 0.1%

Toyobo Co., Ltd.	49,000	88,811

Therapeutics - 0.0%

Anika Therapeutics, Inc.†#	293	15,734

Tobacco - 0.5%

Altria Group, Inc.	6,531	414,065
Gudang Garam Tbk PT	24,200	125,568
Hanjaya Mandala Sampoerna Tbk PT	485,100	132,215
Philip Morris International, Inc.	741	86,645
Universal Corp.	1,623	92,836

		851,329

Tools-Hand Held - 0.0%

Snap-on, Inc.#	108	15,938

Toys - 0.3%

Bandai Namco Holdings, Inc.	5,500	184,645
Hasbro, Inc.	280	27,510
Tomy Co., Ltd.	19,000	254,070

		466,225

Transactional Software - 0.3%

Amadeus IT Group SA	5,874	364,423
Bottomline Technologies de, Inc.†	1,850	56,074
Synchronoss Technologies, Inc.†	861	14,456

		434,953

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	1,623	108,416

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.	1,818	77,992

Transport-Rail - 0.4%

Central Japan Railway Co.	1,900	322,718
CSX Corp.	21	1,054
Genesee & Wyoming, Inc., Class A†	213	14,604
Norfolk Southern Corp.	573	69,058
Union Pacific Corp.	1,813	190,909

		598,343

Transport-Services - 0.1%

Echo Global Logistics, Inc.†	2,471	37,559
Hub Group, Inc., Class A†	2,300	88,435
Matson, Inc.	2,431	62,720

		188,714

Transport-Truck - 0.2%

ArcBest Corp.	480	14,256
Forward Air Corp.	618	32,117
Heartland Express, Inc.	865	19,177
JB Hunt Transport Services, Inc.	75	7,417
Marten Transport, Ltd.	3,439	58,979
Old Dominion Freight Line, Inc.	130	12,987
Roadrunner Transportation Systems, Inc.†	5,769	43,094
Saia, Inc.†	1,641	92,799

		280,826

Travel Services - 0.1%

HIS Co., Ltd.	6,200	207,853

Venture Capital - 0.1%

Hercules Capital, Inc.#	2,680	32,696
IP Group PLC†	18,590	27,770
Jafco Co., Ltd.	1,000	45,961
Safeguard Scientifics, Inc.†	1,970	24,034

		130,461

Veterinary Diagnostics - 0.1%

Heska Corp.†	127	12,919
Neogen Corp.†	779	53,673
Phibro Animal Health Corp., Class A	374	13,277

		79,869

Vitamins & Nutrition Products - 0.0%

Herbalife, Ltd.†	40	2,760

Warehousing & Harbor Transportation Services - 0.0%

COSCO SHIPPING Ports, Ltd.	2,000	2,365
Hamburger Hafen und Logistik AG	65	2,071

		4,436

Water - 0.2%

American States Water Co.	749	36,926
American Water Works Co., Inc.	155	12,540
California Water Service Group	2,546	95,348
Guangdong Investment, Ltd.	6,000	8,874
Pennon Group PLC	4,899	51,407
United Utilities Group PLC	3,948	46,436

		251,531

Web Hosting/Design - 0.0%

NIC, Inc.	1,243	20,323

Web Portals/ISP - 0.5%

Alphabet, Inc., Class A†	273	260,780
Alphabet, Inc., Class C†	421	395,458
Blucora, Inc.†	2,730	62,244
GMO Internet, Inc.	9,200	119,491

		837,973

Wire & Cable Products - 0.1%

Encore Wire Corp.	1,567	67,224
General Cable Corp.	3,439	58,291
Insteel Industries, Inc.#	350	8,775

		134,290

Wireless Equipment - 0.0%

CalAmp Corp.†	706	13,089
Motorola Solutions, Inc.	35	3,084

		16,173

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	749	22,867

Total Common Stocks
(cost $100,477,134)		105,316,059

EXCHANGE-TRADED FUNDS - 8.7%

iShares Core S&P Small-Cap ETF	4,093	282,703
iShares MSCI Indonesia ETF#	14,766	396,910
iShares Russell 1000 Growth ETF#	515	63,814
iShares Russell 1000 Value ETF	1,696	196,380
PowerShares Senior Loan Portfolio	313,366	7,251,289
SPDR S&P 500 ETF Trust, Series 1	443	109,638
SPDR Blackstone/GSO Senior Loan ETF	124,600	5,906,040

Total Exchange-Traded Funds
(cost $14,179,932)		14,206,774

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(2) (cost $0)	45,000	4

RIGHTS - 0.0%

Fosun International, Ltd.† Expires 09/07/2017 (strike price HKD 8.97) (cost $0)	31	—

ASSET BACKED SECURITIES - 4.8%
Diversified Financial Services - 4.8%

American Express Credit Account Master Trust Series 2017-1, Class A 1.93% due 09/15/2022	1,000,000	1,006,456
BMW Vehicle Lease Trust Series 2016-2, Class A3 1.43% due 09/20/2019	1,400,000	1,397,626
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	1,003,662
Citibank Credit Card Issuance Trust Series 2017-A2, Class A2 1.74% due 01/19/2021	1,000,000	1,002,802
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,418,465
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022(1)	1,000,000	999,827
Nissan Auto Receivables Owner Trust Series 2017-A, Class A3 1.74% due 08/16/2021	1,000,000	1,002,672

Total Asset Backed Securities
(cost $7,818,128)		7,831,510

U.S. CORPORATE BONDS & NOTES - 6.1%
Auto-Cars/Light Trucks - 0.8%

Ford Motor Credit Co. LLC FRS Senior Notes 2.24% (3ML+0.93%) due 11/04/2019	1,270,000	1,278,493

Computers - 0.8%

Apple, Inc. FRS Senior Notes 1.39% (3ML+0.08%) due 02/08/2019	1,290,000	1,290,029

Diversified Banking Institutions - 3.1%

Citigroup, Inc. FRS Senior Notes 2.19% (3ML+0.88%) due 07/30/2018	1,285,000	1,291,688
Goldman Sachs Group, Inc. FRS Senior Notes 2.42% (3ML+1.10%) due 11/15/2018	1,280,000	1,291,727
JPMorgan Chase & Co. FRS Senior Notes 2.21% (3ML+0.90%) due 04/25/2023	1,100,000	1,102,345
Morgan Stanley FRS Senior Notes 2.04% (3ML+0.74%) due 01/05/2018	1,290,000	1,292,551

		4,978,311

Finance-Credit Card - 0.8%

American Express Credit Corp. FRS Senior Notes 1.64% (3ML+0.33%) due 05/03/2019	1,290,000	1,292,862

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	2,640
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	69,000	7

		2,654

Telephone-Integrated - 0.6%

AT&T, Inc. FRS Senior Notes 2.25% (3ML+0.95%) due 07/15/2021	1,000,000	1,010,198

Total U.S. Corporate Bonds & Notes
(cost $9,857,485)		9,852,547

FOREIGN CORPORATE BONDS & NOTES - 1.8%
Diversified Manufacturing Operations - 0.8%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 1.56% (3ML+0.32%) due 09/13/2019*		1,290,000	1,294,434

Oil Companies-Integrated - 0.2%

Shell International Finance BV FRS Company Guar. Notes 1.67% (3ML+0.45%) due 05/11/2020		311,000	313,501

Soap & Cleaning Preparation - 0.8%

Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 1.86% (3ML+0.56%) due 06/24/2022*		1,295,000	1,295,069

Total Foreign Corporate Bonds & Notes
(cost $2,906,182)			2,903,004

FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
Sovereign - 5.1%

Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	8,000,000	294,326
Republic of Argentina Senior Notes 6.88% due 04/22/2021		980,000	1,065,260
Republic of Argentina Senior Notes 6.88% due 01/26/2027		790,000	851,225
Republic of Argentina Senior Notes 7.13% due 07/06/2036		200,000	209,600
Republic of Argentina Senior Notes 7.50% due 04/22/2026#		830,000	927,940
Republic of Argentina Senior Notes 8.28% due 12/31/2033		98,143	113,600
Republic of Indonesia Senior Notes 4.75% due 01/08/2026		375,000	409,825
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		1,225,000	1,319,977
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		590,000	753,925
Republic of Peru Senior Notes 7.35% due 07/21/2025		1,360,000	1,793,840
Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	631,000

Total Foreign Government Obligations
(cost $8,302,513)			8,370,518

Total Long-Term Investment Securities
(cost $143,541,374)			148,480,416

SHORT-TERM INVESTMENT SECURITIES - 10.2%
Registered Investment Companies - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(3)(4)		2,378,953	2,378,953

Time Deposits - 7.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017		11,762,000	11,762,000

U.S. Government Treasuries - 1.5%

United States Treasury Bills
0.88% due 12/07/2017(5)		2,070,000	2,064,556
0.96% due 12/07/2017(5)		5,000	4,987
0.99% due 12/07/2017(5)		350,000	349,079

			2,418,622

Total Short-Term Investment Securities
(cost $16,560,129)			16,559,575

TOTAL INVESTMENTS
(cost $160,101,503)		101.3%	165,039,991
Liabilities in excess of other assets		(1.3)	(2,080,309)

NET ASSETS		100.0%	$162,959,682

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $3,004,686 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $13,383 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of August 31, 2017.
(4)	At August 31, 2017, the Fund had loaned securities with a total value of $7,710,454. This was secured by collateral of $2,378,953 which was received in cash and subsequently invested in short-term investments currently valued at $2,378,953 as reported in the Portfolio of Investments. Additional collateral of $5,505,625 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$561,299
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	480,519
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	908,889
United States Treasury Bills	0.00%	09/07/2017 to 07/19/2018	140,104
United States Treasury Notes/Bonds	zero coupon to 8.00%	09/30/2017 to 05/15/2047	3,414,814

(5)	The security or a portion was pledged as collateral to cover margin requirements for open future contracts.
(6)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

FRS - Floating Rate Security

UYU - Uruguayan Peso

The rates shown on the FRS is the current interest rates as of August 31, 2017, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

15	Long	Russell 2000 Mini Index	September 2017	1,062,897	1,053,300	$(9,597)
684	Long	SGX Nifty 50 Index	September 2017	13,501,785	13,595,184	93,399
25	Long	TOPIX Index	September 2017	3,622,784	3,693,339	70,555
31	Short	mini MSCI EAFE Index	September 2017	2,922,883	2,998,940	(76,057)
22	Short	mini MSCI Emerging Markets Index	September 2017	1,104,934	1,194,820	(89,886)
98	Short	Russell 1000 Growth Index	September 2017	5,888,025	6,091,680	(203,655)
85	Short	S&P 500 E-Mini Index	September 2017	10,344,031	10,497,925	(153,894)

						$(369,135)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

					Delivery	Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Date	Appreciation	Depreciation
Morgan Stanley Capital Services, Inc.	JPY	2,062,280,000	USD	1,879,009	12/20/2017	$—	$6,911

JPY - Japanese Yen

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunications Equipment	$82,120	$—		$0	$82,120
Television	48,175	—		13,365	61,540
Other Industries	79,149,202	26,023,197	#	—	105,172,399
Exchange-Traded Funds	14,206,774	—		—	14,206,774
Preferred Securities/Capital Securities	—	—		4	4
Rights	—	—		—	—
Asset Backed Securities	—	6,831,683		999,827	7,831,510
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker		2,640		14	2,654
Other Industries	—	9,849,893		—	9,849,893
Foreign Corporate Bonds & Notes	—	2,903,004		—	2,903,004
Foreign Government Obligations	—	8,370,518		—	8,370,518
Short-Term Investment Securities:
Registered Investment Companies	2,378,953	—		—	2,378,953
Other Short-Term Investment Securities	—	14,180,622		—	14,180,622

Total Investments at Value	$95,865,224	$68,161,557		$1,013,210	$165,039,991

Other Financial Instruments:†
Futures Contracts	$93,399	$70,555		$—	$163,954

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$533,089	$—		$—	$533,089
Forward Foreign Currency Contracts	—	6,911		—	6,911

Total Other Financial Instruments	$533,089	$6,911		$—	$540,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $24,330,584 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 2.8%

Boeing Co.	68,700	$16,464,642
Northrop Grumman Corp.	5,300	1,442,713
Raytheon Co.	1,300	236,613
Rockwell Collins, Inc.	13,300	1,742,965

		19,886,933

Aerospace/Defense-Equipment - 0.1%

Harris Corp.	3,100	380,990

Airlines - 2.2%

Alaska Air Group, Inc.	60,500	4,516,930
American Airlines Group, Inc.	228,600	10,227,564
Delta Air Lines, Inc.	2,500	117,975
United Continental Holdings, Inc.†#	16,300	1,009,948

		15,872,417

Applications Software - 8.5%

Intuit, Inc.	35,300	4,993,185
Microsoft Corp.	371,700	27,792,009
Red Hat, Inc.†	50,000	5,375,000
salesforce.com, Inc.†	127,600	12,184,524
ServiceNow, Inc.†	86,800	10,085,292

		60,430,010

Auto-Cars/Light Trucks - 1.1%

Ferrari NV	19,000	2,175,310
Tesla, Inc.†#	16,406	5,838,895

		8,014,205

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Automotive PLC	23,400	2,255,760

Banks-Commercial - 0.4%

First Republic Bank	30,311	2,941,683

Banks-Fiduciary - 1.1%

Bank of New York Mellon Corp.	13,100	684,868
Citizens Financial Group, Inc.	11,138	369,002
State Street Corp.	75,800	7,010,742

		8,064,612

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	7,800	435,396

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A	6,400	1,280,640

Cable/Satellite TV - 0.1%

Charter Communications, Inc., Class A†	303	120,758
Comcast Corp., Class A	8,200	333,002

		453,760

Casino Hotels - 0.3%

MGM Resorts International	61,800	2,036,928

Chemicals-Diversified - 0.0%

E.I. du Pont de Nemours & Co.	600	50,358

Coatings/Paint - 0.3%

Sherwin-Williams Co.	5,900	2,001,693

Commercial Services - 0.1%

Cintas Corp.	5,400	729,054

Commercial Services-Finance - 2.5%

Equifax, Inc.	15,500	2,208,285
FleetCor Technologies, Inc.†	2,300	330,671
Global Payments, Inc.	33,400	3,189,366
IHS Markit, Ltd.†	25,816	1,209,221
PayPal Holdings, Inc.†	143,600	8,857,248
S&P Global, Inc.	11,400	1,759,362
Vantiv, Inc., Class A†	6,900	487,761

		18,041,914

Computers - 1.9%

Apple, Inc.	81,100	13,300,400

Containers-Metal/Glass - 0.2%

Ball Corp.#	43,654	1,745,723

Cruise Lines - 0.6%

Norwegian Cruise Line Holdings, Ltd.†	800	47,568
Royal Caribbean Cruises, Ltd.	31,200	3,883,152

		3,930,720

Data Processing/Management - 1.5%

Fidelity National Information Services, Inc.	42,300	3,930,516
Fiserv, Inc.†	52,800	6,531,888

		10,462,404

Diagnostic Equipment - 2.3%

Danaher Corp.	102,480	8,548,882
Thermo Fisher Scientific, Inc.	39,966	7,479,237

		16,028,119

Diversified Banking Institutions - 3.0%

Citigroup, Inc.	27,200	1,850,416
JPMorgan Chase & Co.	49,400	4,489,966
Morgan Stanley	334,700	15,228,850

		21,569,232

Diversified Manufacturing Operations - 0.0%

Textron, Inc.	1,400	68,726

E-Commerce/Products - 11.8%

Alibaba Group Holding, Ltd. ADR†#	157,321	27,018,309
Amazon.com, Inc.†	58,100	56,972,860

		83,991,169

E-Commerce/Services - 4.7%

Ctrip.com International, Ltd. ADR†#	68,680	3,533,586
Priceline Group, Inc.†	16,120	29,855,530

		33,389,116

Electric-Integrated - 0.2%

NextEra Energy, Inc.	7,800	1,173,978

Electronic Components-Semiconductors - 1.6%

Broadcom, Ltd.	28,500	7,183,995
Microchip Technology, Inc.#	30,800	2,673,440
Xilinx, Inc.#	23,500	1,552,410

		11,409,845

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.	5,300	343,016
Fortive Corp.	68,990	4,482,280

		4,825,296

Enterprise Software/Service - 0.5%

Workday, Inc., Class A†#	32,700	3,586,863

Entertainment Software - 1.0%

Activision Blizzard, Inc.	17,500	1,147,300
Electronic Arts, Inc.†	49,300	5,989,950

		7,137,250

Finance-Credit Card - 5.8%

MasterCard, Inc., Class A	136,200	18,155,460
Visa, Inc., Class A#	223,200	23,105,664

		41,261,124

Finance-Investment Banker/Broker - 1.7%

Charles Schwab Corp.	82,600	3,295,740
TD Ameritrade Holding Corp.	204,100	8,841,612

		12,137,352

Finance-Other Services - 1.2%

CME Group, Inc.	1,959	246,442
Intercontinental Exchange, Inc.	124,100	8,025,547

		8,271,989

Hotels/Motels - 1.2%

Hilton Worldwide Holdings, Inc.	34,953	2,248,527
Marriott International, Inc., Class A	57,790	5,985,888

		8,234,415

Instruments-Controls - 0.6%

Honeywell International, Inc.	30,500	4,217,235

Insurance Brokers - 0.7%

Marsh & McLennan Cos., Inc.	23,000	1,795,840
Willis Towers Watson PLC	21,000	3,117,870

		4,913,710

Insurance-Multi-line - 0.0%

Chubb, Ltd.	900	127,278

Insurance-Property/Casualty - 0.1%

Progressive Corp.	18,800	873,824

Internet Application Software - 2.1%

Tencent Holdings, Ltd.	354,300	15,054,724

Internet Content-Entertainment - 6.6%

Facebook, Inc., Class A†	232,241	39,938,485
Netflix, Inc.†	41,300	7,215,523

		47,154,008

Internet Security - 0.1%

Symantec Corp.	21,900	656,562

Investment Management/Advisor Services - 0.0%

Ameriprise Financial, Inc.	940	130,199

Machinery-General Industrial - 0.5%

Roper Technologies, Inc.	15,100	3,482,966

Medical Instruments - 1.5%

Intuitive Surgical, Inc.†	10,400	10,448,568

Medical Products - 2.7%

Becton Dickinson and Co.	45,548	9,084,093
Stryker Corp.	72,100	10,192,777

		19,276,870

Medical-Biomedical/Gene - 5.1%

Alexion Pharmaceuticals, Inc.†	72,845	10,373,856
Biogen, Inc.†	21,600	6,837,696
Celgene Corp.†	53,200	7,391,076
Illumina, Inc.†	1,573	321,616
Regeneron Pharmaceuticals, Inc.†	300	149,070
Vertex Pharmaceuticals, Inc.†	69,600	11,173,584

		36,246,898

Medical-Drugs - 0.3%

Allergan PLC	3,651	837,831
Merck & Co., Inc.	4,600	293,756
Shire PLC ADR	586	87,543
Zoetis, Inc.	15,600	978,120

		2,197,250

Medical-HMO - 5.5%

Aetna, Inc.	41,977	6,619,773
Cigna Corp.	38,037	6,925,016
Humana, Inc.	26,200	6,749,644
UnitedHealth Group, Inc.	95,600	19,014,840

		39,309,273

Real Estate Investment Trusts - 2.1%

American Tower Corp.	84,100	12,451,005
Equinix, Inc.	4,856	2,274,599
SBA Communications Corp.†	2,600	399,230

		15,124,834

Retail-Apparel/Shoe - 0.5%

Coach, Inc.	9,100	379,470
Ross Stores, Inc.	56,700	3,314,115

		3,693,585

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	5,020	984,573

Retail-Building Products - 1.0%

Home Depot, Inc.	45,800	6,864,046
Lowe’s Cos., Inc.	1,900	140,391

		7,004,437

Retail-Discount - 0.2%

Costco Wholesale Corp.	900	141,066
Dollar General Corp.	18,200	1,320,592

		1,461,658

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	20,155	1,642,632

Retail-Restaurants - 1.5%

McDonald’s Corp.	20,800	3,327,376
Starbucks Corp.	18,300	1,003,938
Yum! Brands, Inc.	84,800	6,514,336

		10,845,650

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	13,700	1,146,279

Semiconductor Equipment - 0.2%

KLA-Tencor Corp.	6,200	580,878
Lam Research Corp.	4,500	746,910

		1,327,788

Tobacco - 1.2%

Philip Morris International, Inc.	72,000	8,418,960

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	11,300	1,627,200

Transport-Rail - 0.2%

Canadian Pacific Railway, Ltd.	7,000	1,089,200

CSX Corp.	1,800	90,360
Union Pacific Corp.	400	42,120

		1,221,680

Transport-Services - 0.0%

FedEx Corp.	1,200	257,256

Web Portals/ISP - 6.2%

Alphabet, Inc., Class A†	15,000	14,328,600
Alphabet, Inc., Class C†	31,384	29,479,933

		43,808,533

Total Long-Term Investment Securities
(cost $408,659,289)		708,054,504

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93%(1)	500,501	500,501
T. Rowe Price Government Reserve Fund 1.04%(1)	5,127,684	5,127,684

Total Short-Term Investment Securities
(cost $5,628,185)		5,628,185

TOTAL INVESTMENTS
(cost $414,287,474)	100.4%	713,682,689
Liabilities in excess of other assets	(0.4)	(2,569,286)

NET ASSETS	100.0%	$711,113,403

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2017, the Fund had loaned securities with a total value of $34,140,954. This was secured by collateral of $34,868,049 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$550,667
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	452,483
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	945,321
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	713,600
United States Treasury Notes/Bonds	zero coupon to 6.13%	09/30/2017 to 02/15/2047	32,205,978

(1)	The rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$692,999,780	$15,054,724	**	$—	$708,054,504
Short-Term Investment Securities	5,628,185	—		—	5,628,185

Total Investments at Value	$698,627,965	$15,054,724		$—	$713,682,689

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,054,724 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 2.7%

General Dynamics Corp.	3,000	$604,050
Spirit AeroSystems Holdings, Inc., Class A	12,900	961,050

		1,565,100

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	7,490	896,703

Apparel Manufacturers - 1.2%

Hanesbrands, Inc.#	27,300	662,298

Applications Software - 1.5%

Microsoft Corp.	11,635	869,949

Banks-Fiduciary - 1.6%

State Street Corp.	10,210	944,323

Banks-Super Regional - 5.2%

Capital One Financial Corp.	8,225	654,793
KeyCorp	43,900	755,519
PNC Financial Services Group, Inc.	4,625	580,021
Wells Fargo & Co.	19,745	1,008,377

		2,998,710

Beverages-Non-alcoholic - 1.5%

Coca-Cola European Partners PLC	20,600	885,800

Building & Construction Products-Misc. - 1.6%

Owens Corning	12,200	904,386

Building Products-Air & Heating - 1.4%

Johnson Controls International PLC	20,343	805,379

Building Products-Cement - 0.8%

CRH PLC ADR	12,400	432,884

Chemicals-Diversified - 4.1%

Celanese Corp., Series A	8,900	863,478
E.I. du Pont de Nemours & Co.	11,400	956,802
LyondellBasell Industries NV, Class A	5,900	534,481

		2,354,761

Chemicals-Specialty - 0.7%

Versum Materials, Inc.	10,600	391,458

Commercial Services - 0.9%

Nielsen Holdings PLC	13,300	516,705

Computers - 2.4%

Apple, Inc.	6,500	1,066,000
Hewlett Packard Enterprise Co.	16,500	297,990

		1,363,990

Cruise Lines - 4.5%

Carnival Corp.	13,200	917,136
Norwegian Cruise Line Holdings, Ltd.†	12,600	749,196
Royal Caribbean Cruises, Ltd.	7,600	945,896

		2,612,228

Diversified Banking Institutions - 7.3%

Bank of America Corp.	54,926	1,312,182
Citigroup, Inc.	23,010	1,565,370
JPMorgan Chase & Co.	14,805	1,345,627

		4,223,179

Diversified Manufacturing Operations - 0.4%

General Electric Co.	9,300	228,315

Diversified Minerals - 0.3%

Fairmount Santrol Holdings, Inc.†#	52,300	160,038

Electronic Components-Semiconductors - 3.2%

Microchip Technology, Inc.#	11,900	1,032,920
Texas Instruments, Inc.	9,920	821,574

		1,854,494

Enterprise Software/Service - 1.7%

Oracle Corp.	19,300	971,369

Finance-Consumer Loans - 2.8%

Navient Corp.	40,605	535,986
SLM Corp.†	107,005	1,088,241

		1,624,227

Finance-Credit Card - 2.7%

American Express Co.	11,955	1,029,325
Discover Financial Services	9,400	554,130

		1,583,455

Finance-Investment Banker/Broker - 1.3%

E*TRADE Financial Corp.†	18,500	758,685

Finance-Mortgage Loan/Banker - 1.3%

FNF Group	15,800	762,192

Home Decoration Products - 1.3%

Newell Brands, Inc.	16,100	777,308

Industrial Gases - 1.6%

Air Products & Chemicals, Inc.	6,200	901,294

Instruments-Controls - 1.0%

Honeywell International, Inc.	4,200	580,734

Insurance Brokers - 0.9%

Willis Towers Watson PLC	3,600	534,492

Insurance-Property/Casualty - 1.0%

XL Group, Ltd.	13,900	569,344

Insurance-Reinsurance - 1.6%

Berkshire Hathaway, Inc., Class B†	5,000	905,800

Medical Instruments - 1.6%

Medtronic PLC	11,130	897,301

Medical-Drugs - 6.6%

Bayer AG ADR	4,900	628,131
Johnson & Johnson	5,685	752,523
Merck & Co., Inc.	13,400	855,724
Pfizer, Inc.	25,841	876,527
Sanofi ADR	14,000	683,760

		3,796,665

Medical-Generic Drugs - 0.5%

Teva Pharmaceutical Industries, Ltd. ADR	18,800	298,168

Medical-HMO - 5.6%

Anthem, Inc.	5,815	1,139,973
Cigna Corp.	5,000	910,300
UnitedHealth Group, Inc.	5,820	1,157,598

		3,207,871

Medical-Wholesale Drug Distribution - 1.3%

Cardinal Health, Inc.	11,100	748,806

Multimedia - 1.5%

Twenty-First Century Fox, Inc., Class A	30,700	847,013

Oil Companies-Exploration & Production - 4.6%

ConocoPhillips	18,065	788,718
Hess Corp.	16,800	653,520
Kosmos Energy, Ltd.†#	71,297	501,931

Occidental Petroleum Corp.	11,765	702,370

		2,646,539

Oil Companies-Integrated - 3.0%

BP PLC ADR	24,135	838,208
Chevron Corp.	8,200	882,484

		1,720,692

Oil Refining & Marketing - 1.5%

Phillips 66	10,000	838,100

Pharmacy Services - 1.3%

Express Scripts Holding Co.†	11,600	728,712

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	12,000	886,680

Retail-Discount - 1.3%

Dollar General Corp.	10,200	740,112

Retail-Drug Store - 1.4%

CVS Health Corp.	10,200	788,868

Savings & Loans/Thrifts - 1.0%

New York Community Bancorp, Inc.#	49,400	595,270

Semiconductor Components-Integrated Circuits - 1.5%

QUALCOMM, Inc.	16,600	867,682

Telephone-Integrated - 1.0%

Verizon Communications, Inc.	12,538	601,448

Tobacco - 2.8%

Altria Group, Inc.	13,070	828,638
Philip Morris International, Inc.	6,700	783,431

		1,612,069

Tools-Hand Held - 1.5%

Stanley Black & Decker, Inc.	6,160	887,040

Total Long-Term Investment Securities
(cost $43,521,943)		57,348,636

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.72%(1)(2)	675,675	675,675

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/17	$317,000	317,000

Total Short-Term Investment Securities
(cost $992,675)		992,675

TOTAL INVESTMENTS
(cost $44,514,618)	101.3%	58,341,311
Liabilities in excess of other assets	(1.3)	(746,532)

NET ASSETS	100.0%	$57,594,779

#	The security or a portion thereof is out on loan.
†	Non-income producing security

ADR - American Depositary Receipt

(1)	At August 31, 2017, the Fund had loaned securities with a total value of $2,952,457. This was secured by collateral of $675,675, which was received in cash and subsequently invested in short-term investments currently valued at $675,675 as reported in the Portfolio of Investments. Additional collateral of $2,315,402 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$269,910
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	221,785
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	463,350
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	81,414
United States Treasury Notes/Bonds	zero coupon to 5.50%	09/30/2017 to 02/15/2047	1,278,943

(2)	The rate shown is the 7-day yield as of August 31, 2017.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$57,348,636	$—	$—	$57,348,636
Short-Term Investment Securities:
Registered Investment Companies	675,675	—	—	675,675
Time Deposits	—	317,000	—	317,000

Total Investments at Value	$58,024,311	$317,000	$—	$58,341,311

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.8%
Diversified Financial Services - 3.8%

Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	$100,000	$100,376
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	200,000	201,004
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	109,448
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	230,000	228,249
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	173,561	174,380
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(10)	296,776	305,889
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	115,612
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	129,220
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	333,000	344,413
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	100,000	99,711
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	375,331	380,479
COMM Mtg. Trust*(1) Series 2016-787S, Class A 3.55% due 02/10/2036	313,000	327,160
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(10)	125,000	131,572
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050	1,764,000	1,821,406
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	500,000	521,226
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	500,579
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	124,191
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	287,000	287,743
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	253,876
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	150,000	150,126
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	244,679
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	111,837
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	520,000	513,167
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	400,239
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,963
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(10)	790,000	811,767
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	500,000	497,109
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,600
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,759

Total Asset Backed Securities
(cost $9,083,554)		9,120,780

U.S. CORPORATE BONDS & NOTES - 24.7%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	123,039
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	106,000	107,855

		230,894

Aerospace/Defense-Equipment - 0.2%

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	213,094
United Technologies Corp. Senior Notes 4.05% due 05/04/2047#	155,000	157,362

		370,456

Agricultural Chemicals - 0.0%

Mosaic Co. Senior Notes 4.88% due 11/15/2041	82,000	77,570

Airlines - 0.1%

Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	206,000	209,307

Appliances - 0.1%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	123,000	130,314

Applications Software - 0.1%

Microsoft Corp. Senior Notes 4.10% due 02/06/2037#	148,000	161,722

Auto-Cars/Light Trucks - 1.2%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	260,000	257,778
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	188,000	187,561
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	189,669
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	253,000	254,354
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	416,658
Ford Motor Co. Senior Notes 5.29% due 12/08/2046#	160,000	164,268
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019#	274,000	273,890
General Motors Co. Senior Notes 5.15% due 04/01/2038	119,000	120,441
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	336,466
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	407,000	407,841
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	154,000	154,909

		2,763,835

Auto-Heavy Duty Trucks - 0.1%

PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	308,000	310,709

Auto/Truck Parts & Equipment-Original - 0.0%

Lear Corp. Senior Notes 3.80% due 09/15/2027	100,000	100,227

Banks-Commercial - 1.6%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	435,000	456,366
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	207,000	206,128
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	558,656
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	261,315
PNC Bank NA Senior Notes 2.00% due 05/19/2020	288,000	289,205
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	304,000	306,014
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	869,000	1,185,691
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	287,000	292,647
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*#	144,000	148,295

		3,704,317

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	135,000	136,383
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	568,779

		705,162

Banks-Super Regional - 0.9%

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	199,000	205,280
Huntington National Bank Senior Notes 2.38% due 03/10/2020	254,000	256,382
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	335,000	363,865
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	693,000	697,914
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023#	591,000	604,010
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	33,000	34,239

Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	41,000	45,248

		2,206,938

Brewery - 0.4%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	140,000	140,341
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	263,000	268,343
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	123,000	127,934
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	277,000	308,394
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	140,000	159,603

		1,004,615

Building & Construction Products-Misc. - 0.2%

Owens Corning Company Guar. Notes 4.30% due 07/15/2047	401,000	389,331

Building Products-Air & Heating - 0.0%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	116,000	117,405

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.50% due 05/15/2047	147,000	149,989

Building-Residential/Commercial - 0.0%

Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 03/15/2027	106,000	108,915

Cable/Satellite TV - 0.3%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028*	456,000	445,464
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	90,000	91,918
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	170,000	194,569
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	44,000	50,549

		782,500

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	240,864

Coatings/Paint - 0.3%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027	89,000	91,460
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	292,000	293,427
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022#	232,000	233,761
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047#	77,000	81,026

		699,674

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	291,721

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	113,000	114,544

Computers - 0.7%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	245,870
Apple, Inc. Senior Notes 2.85% due 02/23/2023	211,000	216,884
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	510,000	642,010
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	161,000	207,711
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	382,000	412,080

		1,724,555

Containers-Paper/Plastic - 0.1%

WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*#	205,000	206,230

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	133,000	132,306

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	96,000	100,248

Diversified Banking Institutions - 3.8%

Bank of America Corp. Senior Notes 2.37% due 07/21/2021	194,000	194,522
Bank of America Corp. Senior Notes 3.59% due 07/21/2028#	194,000	196,287
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027#	1,007,000	1,042,814
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	416,429
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	304,000	305,218
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	171,000	173,630
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	844,000	892,496
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	278,000	294,579
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	159,696
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	295,000	295,790
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	53,010
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	388,089
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	459,000	605,376
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019#	367,000	370,485
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	673,000	687,012
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	410,000	421,836
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	573,000	579,184
Morgan Stanley Senior Notes 2.75% due 05/19/2022	530,000	534,445
Morgan Stanley Senior Notes 3.59% due 07/22/2028	186,000	188,481
Morgan Stanley Senior Notes 3.97% due 07/22/2038	143,000	144,722
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	528,000	554,667
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	422,000	464,469

		8,963,237

Diversified Financial Services - 0.2%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	360,521

Diversified Manufacturing Operations - 0.2%

Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	184,000	182,370
Textron, Inc. Senior Notes 4.00% due 03/15/2026	186,000	195,757

		378,127

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	198,000	204,200

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	451,000	493,588

Electric-Integrated - 1.3%

Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	136,000	137,301
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	87,000	88,344

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	348,393
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	195,257
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	267,000	276,772
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	168,040
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	288,000	294,225
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	148,000	154,466
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	376,000	507,685
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	177,379
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	336,647
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046#	197,000	207,587
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	134,000	161,261

		3,053,357

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	147,000	146,871

Electronic Components-Semiconductors - 0.3%

Intel Corp. Senior Notes 1.35% due 12/15/2017	107,000	106,996
Intel Corp. Senior Notes 2.35% due 05/11/2022	580,000	586,366

		693,362

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	635,000	633,407
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	94,000	97,867
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	78,406

		809,680

Finance-Credit Card - 0.3%

American Express Co. Senior Notes 2.50% due 08/01/2022	656,000	659,084

Finance-Investment Banker/Broker - 0.1%

E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	71,000	72,307
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	5,340
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(8)(9)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(8)(9)†	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	166,026

		243,693

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	143,000	161,706
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	135,000	138,140

		299,846

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	247,000	248,509
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	105,000	105,922
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	192,472
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	147,763

		694,666

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	74,000	77,732

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	272,876

Food-Retail - 0.1%

Kroger Co. Senior Notes 4.65% due 01/15/2048	291,000	287,302

Gas-Distribution - 0.2%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	100,000	109,513
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	196,000	200,550
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	94,000	100,174
Sempra Energy Senior Notes 3.25% due 06/15/2027	76,000	75,811

		486,048

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	77,000	79,068

Insurance-Life/Health - 0.3%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	121,000	122,861
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	350,000	344,385
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	170,000	184,583

		651,829

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	208,429
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	121,000	134,084
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	717,000	723,701

		1,066,214

Insurance-Mutual - 0.2%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	102,000	106,718
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	46,000	50,922
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	163,032
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	264,000	265,902

		586,574

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	171,000	170,499

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024#	290,000	302,319

Machinery-General Industrial - 0.0%

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	65,000	67,718

Medical Labs & Testing Services - 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	65,000	66,802
Laboratory Corp of America Holdings Senior Notes 3.25% due 09/01/2024	121,000	122,558
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	404,000	396,633
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	552,927
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	276,210

		1,415,130

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	480,000	485,971

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	247,000	248,977
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	198,000	205,712
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	182,777

		637,466

Medical-Drugs - 0.0%

Johnson & Johnson Senior Notes 3.63% due 03/03/2037	76,000	79,479

Medical-Generic Drugs - 0.1%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	264,000	271,191

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	210,977
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	180,000	180,806
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	140,000	147,073

		538,856

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	205,000	207,585

Multimedia - 0.2%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	120,000	121,061
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	316,000	305,528
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	89,000	89,191

		515,780

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	486,000	489,966
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	444,000	448,734

		938,700

Oil Companies-Exploration & Production - 1.0%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	377,000	440,740
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	106,000	107,604
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	65,000	67,600
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	99,000	100,435
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	99,000	105,681
Hess Corp. Senior Notes 4.30% due 04/01/2027#	118,000	115,701
Hess Corp. Senior Notes 5.60% due 02/15/2041	234,000	228,568
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#	291,000	294,396
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	267,000	294,757
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028#	259,000	259,705
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	151,000	151,925
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	92,000	93,052

		2,260,164

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.96% due 03/03/2020	146,000	146,984
Chevron Corp. Senior Bonds 1.99% due 03/03/2020#	455,000	459,472
Chevron Corp. Senior Notes 2.50% due 03/03/2022	126,000	128,315
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	152,000	151,952

		886,723

Oil-Field Services - 0.0%

Halliburton Co. Senior Notes 4.85% due 11/15/2035	73,000	79,176

Paper & Related Products - 0.7%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	291,756
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	487,000	507,703
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*#	368,000	391,460
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	258,553

International Paper Co. Senior Notes 4.40% due 08/15/2047	50,000	50,834
International Paper Co. Senior Notes 5.00% due 09/15/2035	106,000	118,540

		1,618,846

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	97,000	97,665
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	147,000	154,701

		252,366

Pipelines - 1.2%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	59,000	59,207
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	247,000	238,452
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	151,000	195,659
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	98,000	97,110
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	31,024
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	341,000	389,423
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	177,962
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	179,000	169,527
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	120,000	113,204
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	81,000	83,525
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	236,000	238,768
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	78,000	78,817
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	144,000	152,785
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	183,000	190,302
Williams Partners LP Senior Notes 3.75% due 06/15/2027	160,000	160,081
Williams Partners LP Senior Notes 5.10% due 09/15/2045	354,000	370,026

		2,745,872

Power Converter/Supply Equipment - 0.2%

Hubbell, Inc. Senior Notes 3.15% due 08/15/2027	250,000	252,705
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	161,000	164,934

		417,639

Real Estate Investment Trusts - 0.1%

Simon Property Group LP Senior Notes 4.25% due 11/30/2046	123,000	128,007

Retail-Apparel/Shoe - 0.0%

Coach, Inc. Senior Notes 3.00% due 07/15/2022#	118,000	117,964

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	171,000	171,652

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	281,000	283,569

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	123,126	131,449
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	130,054	148,509
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	128,021	148,947

		428,905

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	211,000	213,826
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,037,000	1,153,082

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	473,992

		1,840,900

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	218,000	219,614
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	101,000	104,404

		324,018

Semiconductor Equipment - 0.1%

Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	129,000	138,317

Telephone-Integrated - 1.4%

AT&T, Inc. Senior Notes 2.85% due 02/14/2023	178,000	177,517
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	481,000	486,332
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	254,000	230,428
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	333,000	326,109
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	100,000	95,847
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	528,000	533,405
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	443,000	449,899
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	161,000	161,684
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	96,137
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	394,000	366,172
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	370,000	399,150

		3,322,680

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026#	82,000	81,346
GATX Corp. Senior Notes 3.85% due 03/30/2027	137,000	141,970

		223,316

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022	256,000	259,548

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	87,000	90,146

Total U.S. Corporate Bonds & Notes
(cost $57,197,479)		58,762,725

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Aerospace/Defense-Equipment - 0.1%

EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	207,000	210,630

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*#	239,000	238,601

Banks-Commercial - 1.5%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	252,216
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	263,000	265,309
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	705,000	723,919
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	337,317
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	324,000	326,056
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	215,000	215,890
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	733,000	738,520
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	253,869
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021#	261,000	258,822

Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	125,000	129,860

		3,501,778

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	176,000	177,205

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	325,000	326,883

Chemicals-Diversified - 0.1%

LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	198,000	198,586

Diversified Banking Institutions - 1.6%

Barclays PLC Senior Notes 4.95% due 01/10/2047	208,000	228,085
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	287,220
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	262,000	276,326
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	410,000	430,283
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	224,000	229,868
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	201,000	211,505
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	262,000	275,975
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	244,000	245,697
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	206,250
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	200,000	202,163
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	201,000	205,771
UBS AG Senior Notes 2.20% due 06/08/2020*	210,000	210,906
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	205,800
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	208,000	220,735
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#	312,000	326,779

		3,763,363

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	249,000	271,345

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#	398,000	402,737

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	139,203

Electric-Integrated - 0.5%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*	393,000	398,184
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	421,159
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	429,188

		1,248,531

Electronic Connectors - 0.0%

Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027	100,000	100,834

Gold Mining - 0.2%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	125,371
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	280,000	280,000

		405,371

Insurance-Life/Health - 0.1%

Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	144,000	146,583

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	124,000	130,121
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	140,000	153,474

		283,595

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	101,083

Medical-Drugs - 0.1%

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026#	150,000	137,962

Metal-Diversified - 0.1%

Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025#	196,000	208,791

Metal-Iron - 0.1%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	207,000	235,152

Oil Companies-Exploration & Production - 0.0%

Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	100,000	100,051

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	335,000	348,744
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	20,702
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047#	318,000	341,882
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*#	278,000	297,334
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	180,000	180,000
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	199,000	201,098
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	209,000	211,406

		1,601,166

Soap & Cleaning Preparation - 0.1%

Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	208,000	208,899

SupraNational Banks - 0.3%

European Investment Bank Senior Notes 1.63% due 08/14/2020	498,000	498,033
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	258,616

		756,649

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	252,000	323,770
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	151,000	157,769
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	226,975

		708,514

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	178,991

Total Foreign Corporate Bonds & Notes
(cost $15,209,063)		15,652,503

U.S. GOVERNMENT AGENCIES - 37.5%
Federal Home Loan Bank - 0.2%

Federal Home Loan Bank 5.50% due 07/15/2036	250,000	343,139

Federal Home Loan Mtg. Corp. - 14.2%

2.50% due 01/01/2028	255,810	261,109
2.50% due 04/01/2028	641,537	654,633
2.50% due 03/01/2031	802,453	814,121
2.50% due September 15 TBA	750,000	760,459
3.00% due 08/01/2027	423,716	438,030
3.00% due 10/01/2042	542,188	552,443
3.00% due 11/01/2042	669,773	680,947
3.00% due 04/01/2043	747,688	759,865
3.00% due 05/01/2043	964,841	983,093
3.00% due 08/01/2043	708,013	718,932
3.00% due 07/01/2045	952,119	963,361
3.00% due 10/01/2045	470,152	475,759
3.00% due 05/01/2046	321,337	325,197
3.00% due 08/01/2046	2,795,987	2,829,582
3.00% due September 30 TBA	2,963,000	2,995,983
3.50% due 11/01/2041	659,902	687,167
3.50% due 03/01/2042	214,378	223,256
3.50% due 04/01/2042	1,168,541	1,216,930
3.50% due 06/01/2042	1,556,736	1,621,215
3.50% due 08/01/2042	291,656	304,432
3.50% due 03/01/2045	1,080,229	1,120,295
3.50% due 07/01/2045	1,304,979	1,357,670
3.50% due 08/01/2045	780,107	812,796

3.50% due 11/01/2045	511,972	530,961
3.50% due 12/01/2046	956,444	991,918
4.00% due 09/01/2040	340,034	360,654
4.00% due 10/01/2045	995,419	1,052,356
4.00% due 11/01/2045	1,157,572	1,223,785
4.50% due 04/01/2044	196,956	211,502
4.50% due 09/01/2044	1,566,307	1,682,487
4.50% due 03/01/2046	324,642	348,674
5.00% due 10/01/2033	732	801
5.00% due 06/01/2039	405,283	444,611
5.00% due 11/01/2043	565,806	618,686
5.50% due 11/01/2018	8,039	8,126
5.50% due 02/01/2035	100,339	110,210
6.00% due 10/01/2033	99,990	112,197
6.00% due 03/01/2040	718	812
6.50% due 02/01/2035	2,902	3,215
6.50% due 01/01/2036	16,468	18,248
6.75% due 09/15/2029	500,000	717,008
6.75% due 03/15/2031	250,000	368,026
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	65,343	67,574
Federal Home Loan Mtg. Corp. FRS 3.57% (12 ML+1.89%) due 11/01/2037	530,969	561,090
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.57% (6.80%-1 ML) due 09/15/2039(2)(3)(4)	293,548	41,073
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.43% (1 ML+1.20%) due 08/25/2029(2)	865,903	873,134
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-DNA1, Class M2 3.08% (1 ML+1.85%) due 10/25/2027	300,000	306,986
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 3.43% (1 ML+2.20%) due 02/25/2024(2)	464,890	480,332
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 3.43% (1 ML+2.20%) due 09/25/2024(2)	630,000	649,286
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ3, Class M2 3.88% (1 ML+2.65%) due 10/25/2024(2)	73,499	73,860
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2016-HQA1, Class M2 3.98% (1 ML+2.75%) due 09/25/2028(2)	409,000	423,151

		33,838,038

Federal National Mtg. Assoc. - 19.6%

2.50% due 09/01/2027	68,730	70,143
2.50% due 04/01/2028	367,385	374,821
2.50% due 01/01/2032	826,653	839,037
3.00% due 10/01/2027	103,235	106,726
3.00% due 12/01/2027	796,543	824,108
3.00% due 01/01/2028	724,311	749,725
3.00% due 10/01/2030	615,488	636,669
3.00% due 07/01/2032	393,207	406,224
3.00% due 10/01/2032	1,700,000	1,756,277
3.00% due 03/01/2042	762,068	774,933
3.00% due 12/01/2042	782,666	796,077
3.00% due 02/01/2045	661,065	669,782
3.00% due 06/01/2045	824,821	838,984
3.00% due 09/01/2046	107,187	108,484
3.00% due September 30 TBA	1,200,000	1,213,828
3.50% due 08/01/2026	174,539	182,214
3.50% due 09/01/2026	50,072	52,369
3.50% due 08/01/2027	58,361	60,926
3.50% due 10/01/2028	531,062	556,347
3.50% due 12/01/2041	467,022	487,316
3.50% due 08/01/2042	1,358,859	1,411,238
3.50% due 07/01/2045	549,887	570,132
3.50% due 08/01/2045	596,245	619,927
3.50% due 09/01/2045	528,000	547,438
3.50% due 10/01/2045	756,724	787,819
3.50% due 11/01/2045	393,713	408,208
3.50% due 12/01/2045	2,832,538	2,936,820
3.50% due 02/01/2046	856,386	887,914
3.50% due 03/01/2046	456,362	473,164
3.50% due 07/01/2046	1,983,027	2,064,850
3.50% due September 15 TBA	1,047,000	1,092,929
3.50% due September 30 TBA	1,485,000	1,538,657
4.00% due 07/01/2040	211,185	226,710
4.00% due 10/01/2040	89,300	94,754
4.00% due 12/01/2040	1,220,905	1,295,770
4.00% due 10/01/2041	548,164	581,599
4.00% due 11/01/2041	579,316	614,643
4.00% due 01/01/2043	668,864	715,844
4.00% due 10/01/2043	849,117	906,448
4.00% due 10/01/2044	1,225,347	1,295,827
4.00% due 02/01/2045	1,403,429	1,496,751
4.00% due 06/01/2046	419,100	442,917
4.00% due 01/01/2047	816,174	862,677
4.00% due September 30 TBA	1,435,000	1,516,279
4.50% due 11/01/2022	91,399	94,252
4.50% due 10/01/2024	242,532	255,695
4.50% due 11/01/2040	186,473	201,853
4.50% due 12/01/2040	367,930	399,023
4.50% due 05/01/2041	264,803	287,004
4.50% due 08/01/2045	2,700,393	2,971,798
4.50% due 04/01/2047	959,720	1,032,666
4.50% due September 30 TBA	1,207,000	1,298,468

5.00% due 10/01/2033	2,933	3,236
5.00% due 03/01/2034	50,607	55,821
5.00% due 05/01/2040	116,079	127,109
5.00% due 06/01/2040	69,241	75,713
5.00% due 02/01/2045	386,160	427,510
5.50% due 12/01/2029	80,624	89,084
5.50% due 04/01/2033	66,898	74,791
5.50% due 12/01/2033	53,563	59,787
5.50% due 07/01/2037	307,150	340,580
5.50% due 08/01/2037	227,253	253,589
5.50% due 06/01/2038	30,422	33,917
6.00% due 11/01/2017	3	3
6.00% due 12/01/2020	4,070	4,206
6.00% due 12/01/2036	423,412	480,682
6.00% due 11/01/2038	118,617	134,214
6.00% due 06/01/2040	88,715	100,480
6.50% due 10/01/2037	34,976	39,312
Federal National Mtg. Assoc. FRS 2.91% (6 ML+1.54%) due 09/01/2035	420,778	435,563
Federal National Mtg. Assoc. FRS 3.02% (1 Yr USTYCR+2.19%) due 10/01/2035	509,134	536,320
Federal National Mtg. Assoc. FRS 3.08% (12 ML+1.82%) due 10/01/2040	111,101	116,691
Federal National Mtg. Assoc. FRS 3.15% (1 Yr USTYCR+2.26%) due 11/01/2036	201,796	212,636
Federal National Mtg. Assoc. FRS 3.19% (12 ML+1.57%) due 05/01/2037	97,415	101,871
Federal National Mtg. Assoc. FRS 3.26% (12 ML+1.83%) due 10/01/2040	256,949	269,472
Federal National Mtg. Assoc. FRS 3.34% (12 ML+1.77%) due 05/01/2040	496,812	521,075
Federal National Mtg. Assoc. FRS 3.36% (12 ML+1.66%) due 07/01/2039	348,769	366,872
Federal National Mtg. Assoc. FRS 3.55% (12 ML+1.91%) due 08/01/2035	259,259	275,863

		46,571,461

Government National Mtg. Assoc. - 3.4%

3.00% due 02/20/2045	660,780	675,100
3.00% due 05/20/2045	510,914	521,977
3.00% due 07/20/2045	82,942	84,737
3.00% due 11/20/2045	1,674,583	1,710,842
3.00% due 12/20/2045	786,109	803,130
3.50% due 03/20/2045	466,963	487,662
3.50% due 04/20/2045	896,747	936,496
3.50% due 07/20/2045	191,197	199,673
4.00% due 07/20/2045	278,300	295,246
4.00% due 10/20/2045	121,794	129,005
3.00% due September 30 TBA	2,227,000	2,273,193

		8,117,061

Tennessee Valley Authority - 0.1%
1.75% due 10/15/2018	143,000	143,701

Total U.S. Government Agencies
(cost $88,857,565)		89,013,400

U.S. GOVERNMENT TREASURIES - 21.3%
United States Treasury Bonds - 6.0%
2.25% due 08/15/2046	450,000	406,441
2.75% due 11/15/2042	423,000	428,139
2.88% due 08/15/2045	57,000	58,746
2.88% due 11/15/2046	748,000	770,323
3.00% due 05/15/2045	1,500,000	1,584,551
3.00% due 11/15/2045	2,800,000	2,955,750
3.00% due 02/15/2047	86,000	90,807
3.00% due 05/15/2047	1,500,000	1,584,609
3.13% due 11/15/2041	1,278,000	1,386,430
3.13% due 02/15/2042	408,000	442,489
3.63% due 02/15/2044	700,000	824,797
3.88% due 08/15/2040	174,000	211,913
4.25% due 05/15/2039	267,000	341,979
4.38% due 11/15/2039	934,000	1,217,119
4.50% due 02/15/2036#	200,000	263,227
4.75% due 02/15/2037	587,000	797,953
5.00% due 05/15/2037	159,000	222,407
5.25% due 11/15/2028	404,000	527,867
8.13% due 08/15/2019	92,000	104,021

		14,219,568

United States Treasury Notes - 15.3%
0.75% due 10/31/2018	1,635,000	1,625,164
0.88% due 01/15/2018	600,000	599,456
1.13% due 02/28/2021	160,000	157,806
1.13% due 07/31/2021	908,000	891,933
1.25% due 11/30/2018	7,911,000	7,908,219
1.38% due 07/31/2018	809,000	809,822
1.38% due 02/28/2019	510,000	510,598
1.38% due 01/31/2020	996,000	996,195
1.63% due 08/15/2022	2,390,000	2,380,757
1.63% due 08/31/2022	2,000,000	1,992,032
1.63% due 05/15/2026	427,000	411,488
1.75% due 09/30/2022	5,287,000	5,289,891
2.00% due 02/15/2025	1,800,000	1,800,562
2.00% due 11/15/2026	3,840,000	3,804,600
2.13% due 07/31/2024	2,082,000	2,106,642
2.25% due 11/15/2024	620,000	631,770
2.50% due 05/15/2024	3,000,000	3,109,102
3.13% due 05/15/2019	11,000	11,334
3.63% due 08/15/2019	27,000	28,193

4.00% due 08/15/2018	1,403,000	1,439,610

		36,505,174

Total U.S. Government Treasuries
(cost $49,578,443)		50,724,742

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Sovereign - 0.3%

United Mexican States Senior Notes 3.50% due 01/21/2021#	159,000	167,030
United Mexican States Senior Notes 4.15% due 03/28/2027	205,000	216,992
United Mexican States Senior Notes 4.35% due 01/15/2047#	215,000	211,560
United Mexican States Senior Bonds 4.75% due 03/08/2044	26,000	27,170

Total Foreign Government Obligations
(cost $603,103)		622,752

PREFERRED SECURITIES - 0.2%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%	7,100	177,003

Telecom Services - 0.1%

Qwest Corp. 6.13%	8,425	211,804

Total Preferred Securities
(cost $388,087)		388,807

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.7%
Banks-Commercial - 0.1%

Rabobank Nederland 11.00% due 06/30/2019*(5)	196,000	224,910

Banks-Super Regional - 0.2%

SunTrust Banks, Inc. 5.05% due 06/15/2022#(5)	376,000	381,992
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	100,793

		482,785

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC 6.00% due 05/22/2027(5)	351,000	369,077
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(5)	271,000	297,761

		666,838

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	153,005
Southern Co. Series B 5.50% due 03/15/2057	155,000	164,165

		317,170

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)(9)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	206,709

Insurance-Life/Health - 0.2%
Prudential Financial, Inc. 5.38% due 05/15/2045#	86,000	92,235

Prudential Financial, Inc. 5.63% due 06/15/2043	260,000	281,450

		373,685

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	261,000	300,802

Pipelines - 0.4%

Enbridge, Inc. 5.50% due 07/15/2077	513,000	514,924
Enterprise Products Operating LLC Company Guar. Notes 4.88% due 08/16/2077#	159,000	159,111
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077	140,000	140,105
TransCanada Trust 5.30% due 03/15/2077#	141,000	145,258
TransCanada Trust 5.63% due 05/20/2075	108,000	114,480

		1,073,878

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053#	396,000	413,820

Total Preferred Securities/Capital Securities
(cost $3,879,898)		4,060,605

Total Long-Term Investment Securities
(cost $224,797,192)		228,346,314

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Registered Investment Companies - 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(6)(7)	4,269,376	4,269,376

Time Deposits - 9.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	23,353,000	23,353,000

Total Short-Term Investment Securities
(cost $27,622,376)		27,622,376

TOTAL INVESTMENTS
(cost $252,419,568)	107.7%	255,968,690
Liabilities in excess of other assets	(7.7)	(18,338,834)

NET ASSETS	100.0%	$237,629,856

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $21,188,801 representing 8.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2017.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	The rate shown is the 7-day yield as of August 31, 2017.
(7)	At August 31, 2017, the Fund had loaned securities with a total value of $10,021,713. This was secured by collateral of $4,269,376, which was received in cash and subsequently invested in short-term investments currently valued at $4,269,376 as reported in the Portfolio of Investments. Additional collateral of $5,950,710 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	1.50% to 30.38%	05/15/2018 to 04/15/2046	$189,195
Federal National Mtg. Assoc.	1.73% to 23.66%	07/25/2019 to 06/25/2046	61,508
Government National Mtg. Assoc.	1.58% to 11.94%	12/16/2024 to 04/16/2050	25,585
United States Treasury Bills	0.00%	01/04/2018 to 01/04/2018	3,453
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2017 to 05/15/2046	5,670,969

(8)	Security classified as Level 3 (see Note 1).
(9)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $28 representing 0.0% of net assets.
(10)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

ADR - American Depositary Receipt

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2017, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$9,120,780	$—	$9,120,780
U.S Corporate Bonds & Notes:
Finance-Investment Banker/Broker		243,673	20	243,693
Other Industries	—	58,519,032	—	58,519,032
Foreign Corporate Bonds & Notes	—	15,652,503	—	15,652,503
U.S. Governement Agencies	—	89,013,400	—	89,013,400
U.S. Governement Treasuries	—	50,724,742	—	50,724,742
Foreign Government Obligations	—	622,752	—	622,752
Preferred Securities	388,807	—	—	388,807
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	4,060,597	—	4,060,597
Short-Term Investment Securities:
Registered Investment Companies	4,269,376	—	—	4,269,376
Time Deposits	—	23,353,000	—	23,353,000

Total Investments at Value	$4,658,183	$251,310,479	$28	$255,968,690

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	42,321	$852,345
Omnicom Group, Inc.#	3,404	246,381

		1,098,726

Airlines - 1.1%

Delta Air Lines, Inc.	58,501	2,760,662

Applications Software - 3.0%

Microsoft Corp.	96,647	7,226,296

Auto/Truck Parts & Equipment-Original - 1.2%

Lear Corp.	15,041	2,249,231
WABCO Holdings, Inc.†	5,261	755,585

		3,004,816

Banks-Commercial - 0.7%

Regions Financial Corp.	123,670	1,744,984

Banks-Super Regional - 3.0%

Capital One Financial Corp.	12,150	967,262
SunTrust Banks, Inc.	52,790	2,908,729
US Bancorp	70,016	3,588,320

		7,464,311

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	9,668	426,842

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc.	1,921	222,317

Building-Residential/Commercial - 1.8%

D.R. Horton, Inc.	75,835	2,741,435
Lennar Corp., Class A	14,617	756,576
NVR, Inc.†	342	930,531

		4,428,542

Cable/Satellite TV - 2.7%

Comcast Corp., Class A	160,301	6,509,824

Cellular Telecom - 0.0%

United States Cellular Corp.†	2,997	115,924

Chemicals-Diversified - 1.9%

Akzo Nobel NV ADR	15,803	480,095
Dow Chemical Co.	64,371	4,290,327

		4,770,422

Commercial Services - 0.4%

Nielsen Holdings PLC	25,000	971,250

Computer Services - 2.6%

Amdocs, Ltd.	24,100	1,561,439
Cognizant Technology Solutions Corp., Class A	45,336	3,208,429
Dell Technologies, Inc., Class V†	22,450	1,682,178

		6,452,046

Computers - 4.5%

Apple, Inc.	67,519	11,073,116

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	4,568	269,649
Owens-Illinois, Inc.†	11,980	295,187

		564,836

Containers-Paper/Plastic - 1.0%

Bemis Co., Inc.	3,385	144,235
Graphic Packaging Holding Co.	12,610	164,560
Packaging Corp. of America	19,043	2,140,624

		2,449,419

Cosmetics & Toiletries - 0.1%

Unilever NV	3,066	182,427

Cruise Lines - 1.2%

Carnival Corp.	41,531	2,885,574

Diversified Banking Institutions - 10.4%

Bank of America Corp.	271,317	6,481,763
Citigroup, Inc.	68,978	4,692,574
Goldman Sachs Group, Inc.	14,545	3,254,298
JPMorgan Chase & Co.	109,543	9,956,363
Morgan Stanley	26,090	1,187,095

		25,572,093

E-Commerce/Products - 0.3%

eBay, Inc.†	16,960	612,765

E-Services/Consulting - 0.7%

CDW Corp.	25,651	1,626,786

Electric-Integrated - 3.3%

AES Corp.	153,340	1,692,874
Exelon Corp.	50,920	1,928,340
FirstEnergy Corp.#	101,675	3,312,572
PG&E Corp.	3,440	242,107
Public Service Enterprise Group, Inc.	21,245	995,116

		8,171,009

Electronic Components-Misc. - 1.0%

Flex, Ltd.†	110,099	1,791,311
Koninklijke Philips NV	16,591	630,292

		2,421,603

Electronic Components-Semiconductors - 0.3%

Qorvo, Inc.†#	9,963	729,491

Electronic Measurement Instruments - 0.6%

Fortive Corp.	22,448	1,458,447

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.	9,353	617,672

Enterprise Software/Service - 1.6%

Oracle Corp.	79,292	3,990,766

Entertainment Software - 1.3%

Activision Blizzard, Inc.	46,931	3,076,796

Finance-Consumer Loans - 0.9%

SLM Corp.†	214,564	2,182,116

Finance-Credit Card - 0.2%

Discover Financial Services	10,310	607,775

Finance-Investment Banker/Broker - 0.2%

E*TRADE Financial Corp.†	9,520	390,415

Finance-Other Services - 0.5%

Nasdaq, Inc.	15,527	1,170,425

Food-Confectionery - 0.2%

J.M. Smucker Co.	3,830	401,231

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A	5,225	330,743

Food-Misc./Diversified - 0.6%

General Mills, Inc.	14,800	788,248
Kellogg Co.	5,470	358,066
Mondelez International, Inc., Class A	6,177	251,157

		1,397,471

Food-Retail - 0.4%

Kroger Co.	48,696	1,064,982

Home Decoration Products - 0.3%

Newell Brands, Inc.	14,060	678,817

Human Resources - 0.5%

Robert Half International, Inc.	26,134	1,183,870

Independent Power Producers - 0.0%

Dynegy, Inc.†	1,109	10,447

Instruments-Controls - 0.1%

Honeywell International, Inc.	1,623	224,412

Insurance-Life/Health - 0.4%

Lincoln National Corp.	8,937	606,465
Prudential Financial, Inc.	4,692	478,959

		1,085,424

Insurance-Multi-line - 0.8%

Hartford Financial Services Group, Inc.	36,996	2,000,374

Insurance-Property/Casualty - 0.2%

XL Group, Ltd.	12,290	503,398

Machinery-Electrical - 0.3%

ABB, Ltd. ADR	27,380	634,668

Medical Instruments - 0.3%

Medtronic PLC	8,152	657,214

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings†	9,078	1,424,066

Medical Products - 2.5%

Baxter International, Inc.	67,499	4,187,638
Zimmer Biomet Holdings, Inc.	17,921	2,047,833

		6,235,471

Medical-Biomedical/Gene - 4.2%

Biogen, Inc.†	12,876	4,076,027
Gilead Sciences, Inc.	73,689	6,168,506

		10,244,533

Medical-Drugs - 4.5%

Merck & Co., Inc.	24,029	1,534,492
Novartis AG ADR	18,330	1,545,036
Pfizer, Inc.	236,614	8,025,947

		11,105,475

Medical-HMO - 4.5%

Aetna, Inc.	2,029	319,973
Anthem, Inc.	4,225	828,269
Centene Corp.†	21,862	1,942,439
Humana, Inc.	15,551	4,006,248
UnitedHealth Group, Inc.	20,132	4,004,255

		11,101,184

Medical-Wholesale Drug Distribution - 0.3%

McKesson Corp.	4,300	642,033

Metal-Diversified - 0.8%

Rio Tinto PLC ADR	37,703	1,850,463

Networking Products - 2.7%

Cisco Systems, Inc.	207,454	6,682,093

Office Supplies & Forms - 0.5%

Avery Dennison Corp.	13,777	1,298,620

Oil Companies-Exploration & Production - 1.5%

ConocoPhillips	33,010	1,441,217
Devon Energy Corp.	43,677	1,371,458
Marathon Oil Corp.	77,596	862,867

		3,675,542

Oil Companies-Integrated - 4.6%

BP PLC ADR#	49,997	1,736,396
Chevron Corp.	31,965	3,440,073
Royal Dutch Shell PLC, Class A ADR	17,560	968,961
Statoil ASA ADR#	29,741	560,618
Suncor Energy, Inc.	111,763	3,501,535
TOTAL SA ADR	21,531	1,120,473

		11,328,056

Oil Refining & Marketing - 0.8%

Marathon Petroleum Corp.	11,774	617,546
Valero Energy Corp.	17,917	1,220,148

		1,837,694

Real Estate Investment Trusts - 0.1%

Brixmor Property Group, Inc.	7,369	137,948

Retail-Apparel/Shoe - 0.7%

Urban Outfitters, Inc.†#	79,435	1,623,651

Retail-Building Products - 2.9%

Home Depot, Inc.	25,011	3,748,398
Lowe’s Cos., Inc.	45,222	3,341,454

		7,089,852

Retail-Discount - 1.4%

Dollar General Corp.	7,793	565,460
Wal-Mart Stores, Inc.	36,353	2,838,079

		3,403,539

Retail-Drug Store - 2.8%

CVS Health Corp.	36,197	2,799,476
Walgreens Boots Alliance, Inc.	48,591	3,960,166

		6,759,642

Rubber-Tires - 0.8%

Goodyear Tire & Rubber Co.	65,507	1,984,862

Semiconductor Components-Integrated Circuits - 1.0%

NXP Semiconductors NV†	2,160	243,993
QUALCOMM, Inc.	44,144	2,307,407

		2,551,400

Semiconductor Equipment - 0.4%

Lam Research Corp.	5,759	955,879

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	4,903	355,075

Telephone-Integrated - 1.3%

AT&T, Inc.	9,180	343,883
Telephone & Data Systems, Inc.	40,709	1,193,181
Verizon Communications, Inc.	32,032	1,536,575

		3,073,639

Tobacco - 1.7%

Altria Group, Inc.	59,291	3,759,050
Philip Morris International, Inc.	2,980	348,451

		4,107,501

Tools-Hand Held - 1.1%

Stanley Black & Decker, Inc.	18,842	2,713,248

Transport-Rail - 1.6%

Norfolk Southern Corp.	32,032	3,860,497

Web Portals/ISP - 3.1%

Alphabet, Inc., Class A†	3,976	3,798,034
Alphabet, Inc., Class C†	4,048	3,802,408

		7,600,442

X-Ray Equipment - 0.1%

Hologic, Inc.†	7,224	278,846

Total Long-Term Investment Securities (cost $186,384,675)		241,074,795

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2) (cost $1,294,732)	1,294,732	1,294,732

REPURCHASE AGREEMENTS - 1.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $2,998,010 collateralized by $2,535,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $3,061,765 (cost $2,998,000)	2,998,000	2,998,000

TOTAL INVESTMENTS (cost $190,677,407)	100.2%	245,367,527
Liabilities in excess of other assets	(0.2)	(471,321)

NET ASSETS	100.0%	$244,896,206

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2017.
(2)	At August 31, 2017, the Fund had loaned securities with a total value of $8,193,184. This was secured by collateral of $1,294,732 which was received in cash and subsequently invested in short-term investments currently valued at $1,294,732 as reported in the Portfolio of Investments. Additional collateral of $7,113,872 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,024,217
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	841,598
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,758,256
United States Treasury Bills	0.00%	09/14/2017 to 03/01/2018	50,224
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2017 to 05/15/2046	3,439,577

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,074,795	$—	$—	$241,074,795
Short-Term Investment Securities:
Registered Investment Companies	1,294,732	—	—	1,294,732
Repurchase Agreements	—	2,998,000	—	2,998,000

Total Investments at Value	$242,369,527	$2,998,000	$—	$245,367,527

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.3%
Advertising Agencies - 1.1%

Omnicom Group, Inc.#	111,207	$8,049,163

Advertising Services - 0.4%

Publicis Groupe SA	44,750	3,023,037

Aerospace/Defense - 3.9%

Boeing Co.	68,365	16,384,356
Lockheed Martin Corp.	19,370	5,915,404
Northrop Grumman Corp.	25,735	7,005,325

		29,305,085

Applications Software - 1.3%

Microsoft Corp.	129,035	9,647,947

Banks-Super Regional - 3.2%

KeyCorp	140,740	2,422,136
SunTrust Banks, Inc.	79,223	4,365,187
US Bancorp	126,060	6,460,575
Wells Fargo & Co.	217,705	11,118,194

		24,366,092

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	284,996	12,981,568
Dr Pepper Snapple Group, Inc.	14,233	1,295,914

		14,277,482

Beverages-Wine/Spirits - 0.6%

Diageo PLC	145,375	4,870,044

Building Products-Cement - 0.0%

CRH PLC	7,681	269,440

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	195,090	7,922,605

Cellular Telecom - 0.3%

SK Telecom Co., Ltd. ADR	96,710	2,445,796

Chemicals-Diversified - 2.9%

Dow Chemical Co.	168,985	11,262,850
LyondellBasell Industries NV, Class A	114,228	10,347,915

		21,610,765

Commercial Services - 0.3%

Nielsen Holdings PLC	61,890	2,404,426

Commercial Services-Finance - 0.5%

Experian PLC	175,510	3,525,132

Computer Services - 1.1%

International Business Machines Corp.	59,015	8,440,915

Computer Software - 0.2%

Constellation Software, Inc.	2,360	1,312,264

Computers - 1.7%

HP, Inc.	602,442	11,494,593
Lenovo Group, Ltd.	3,122,000	1,708,140

		13,202,733

Cosmetics & Toiletries - 1.2%

Procter & Gamble Co.	49,515	4,568,749
Unilever NV	81,575	4,853,713

		9,422,462
Diversified Banking Institutions - 8.6%

Bank of America Corp.	676,300	16,156,807
Citigroup, Inc.	250,240	17,023,827
Goldman Sachs Group, Inc.	25,680	5,745,643
JPMorgan Chase & Co.	200,805	18,251,167
Morgan Stanley	169,480	7,711,340

		64,888,784

Diversified Manufacturing Operations - 1.8%

3M Co.	15,845	3,237,450
General Electric Co.	363,085	8,913,737
Pentair PLC#	27,187	1,686,953

		13,838,140

Electric Products-Misc. - 1.4%

Emerson Electric Co.#	182,647	10,783,479

Electric-Integrated - 3.2%

Exelon Corp.	67,080	2,540,320
FirstEnergy Corp.#	130,880	4,264,070
NextEra Energy, Inc.	48,170	7,250,067
PG&E Corp.	74,500	5,243,310
Public Service Enterprise Group, Inc.	108,153	5,065,886

		24,363,653

Electronic Components-Misc. - 1.0%

Koninklijke Philips NV	199,750	7,573,596

Electronic Components-Semiconductors - 0.8%

Samsung Electronics Co., Ltd. GDR	6,243	6,443,409

Engines-Internal Combustion - 1.5%

Cummins, Inc.	72,360	11,532,737

Enterprise Software/Service - 1.8%

Oracle Corp.	266,930	13,434,587

Food-Misc./Diversified - 1.7%

General Mills, Inc.	201,216	10,716,764
Kellogg Co.#	27,760	1,817,170
Mondelez International, Inc., Class A	7,658	311,374

		12,845,308

Food-Retail - 0.4%

Kroger Co.	150,780	3,297,559

Industrial Gases - 0.2%

Praxair, Inc.#	9,925	1,305,535

Instruments-Controls - 0.8%

Honeywell International, Inc.	44,865	6,203,484

Insurance Brokers - 0.5%

Marsh & McLennan Cos., Inc.	45,060	3,518,285

Insurance-Life/Health - 1.1%

Brighthouse Financial, Inc.†	10,700	610,665
Prudential Financial, Inc.	76,230	7,781,558

		8,392,223

Insurance-Multi-line - 1.5%

MetLife, Inc.	239,583	11,219,672

Insurance-Property/Casualty - 0.6%

Travelers Cos., Inc.	34,980	4,238,876

Investment Management/Advisor Services - 0.3%

Invesco, Ltd.	63,531	2,082,546

Machinery-Construction & Mining - 1.6%

Caterpillar, Inc.#	104,942	12,329,636

Medical Labs & Testing Services - 0.4%

Quest Diagnostics, Inc.	28,155	3,050,594

Medical Products - 0.7%

Becton Dickinson and Co.	15,780	3,147,163

Smith & Nephew PLC	104,574	1,890,325

		5,037,488

Medical-Biomedical/Gene - 1.4%

Gilead Sciences, Inc.	125,455	10,501,838

Medical-Drugs - 7.4%

AbbVie, Inc.#	151,685	11,421,880
AstraZeneca PLC	134,340	7,895,891
Johnson & Johnson	19,465	2,576,582
Merck & Co., Inc.	143,805	9,183,387
Pfizer, Inc.	743,917	25,233,665

		56,311,405

Medical-HMO - 3.4%

Aetna, Inc.	61,603	9,714,793
Anthem, Inc.	56,387	11,054,107
UnitedHealth Group, Inc.	24,293	4,831,878

		25,600,778

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.	12,550	846,623
McKesson Corp.	24,210	3,614,795

		4,461,418

Networking Products - 1.3%

Cisco Systems, Inc.	301,898	9,724,135

Oil Companies-Exploration & Production - 1.7%

Hess Corp.	98,915	3,847,793
Marathon Oil Corp.	245,815	2,733,463
Occidental Petroleum Corp.	107,331	6,407,661

		12,988,917

Oil Companies-Integrated - 6.1%

Chevron Corp.	152,312	16,391,817
Exxon Mobil Corp.	113,757	8,683,072
Royal Dutch Shell PLC, Class A ADR	102,148	5,636,527
Suncor Energy, Inc.	269,546	8,444,876
TOTAL SA ADR	126,831	6,600,285

		45,756,577

Oil Refining & Marketing - 1.8%

Marathon Petroleum Corp.	66,130	3,468,519
Valero Energy Corp.#	144,844	9,863,876

		13,332,395

Oil-Field Services - 0.2%

Halliburton Co.	42,090	1,640,247

Paper & Related Products - 0.3%

International Paper Co.#	38,070	2,050,831

Pipelines - 0.2%

Enbridge, Inc.	45,116	1,804,189

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	42,299	1,379,370

Retail-Apparel/Shoe - 1.6%

Gap, Inc.#	307,114	7,254,033
L Brands, Inc.#	125,541	4,547,095

		11,801,128

Retail-Building Products - 0.4%

Home Depot, Inc.	21,559	3,231,047

Retail-Consumer Electronics - 1.5%

Best Buy Co., Inc.#	214,786	11,654,288

Retail-Discount - 0.4%

Dollar General Corp.#	38,301	2,779,121

Retail-Regional Department Stores - 1.5%

Kohl’s Corp.#	173,771	6,912,610
Macy’s, Inc.#	222,802	4,627,598

		11,540,208

Retail-Restaurants - 3.1%

Darden Restaurants, Inc.	130,888	10,744,596
McDonald’s Corp.	79,083	12,650,907

		23,395,503

Semiconductor Components-Integrated Circuits - 1.4%

QUALCOMM, Inc.	70,990	3,710,647
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	176,683	6,531,971

		10,242,618

Semiconductor Equipment - 1.6%

KLA-Tencor Corp.	126,814	11,881,204

Telecom Services - 0.2%

BCE, Inc.	24,520	1,166,171

Telephone-Integrated - 4.0%

AT&T, Inc.#	232,711	8,717,354
CenturyLink, Inc.#	333,833	6,583,187
Verizon Communications, Inc.	308,335	14,790,830

		30,091,371

Tobacco - 3.2%

Altria Group, Inc.	174,619	11,070,845
Philip Morris International, Inc.	111,368	13,022,260

		24,093,105

Toys - 0.2%

Mattel, Inc.#	109,431	1,774,971

Transport-Rail - 0.3%

Union Pacific Corp.	22,717	2,392,100

Transport-Services - 0.3%

United Parcel Service, Inc., Class B	21,179	2,422,030

Wireless Equipment - 0.5%

Motorola Solutions, Inc.#	40,330	3,553,880

Total Long-Term Investment Securities
(cost $630,068,795)		728,045,824

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	5,015,712	5,015,712

Time Deposits - 3.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$22,867,000	22,867,000

Total Short-Term Investment Securities
(cost $27,882,712)		27,882,712

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $2,396,008 collateralized by $2,455,000 of United States Treasury Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $2,448,254

(cost $2,396,000)	2,396,000	2,396,000

TOTAL INVESTMENTS
(cost $660,347,507)	100.3%	758,324,536
Liabilities in excess of other assets	(0.3)	(2,523,735)

NET ASSETS	100.0%	$755,800,801

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $64,897,989. This was secured by collateral of $5,015,712, which was received in cash and subsequently invested in short-term investments currently valued at $5,015,712 as reported in the Portfolio of Investments. Additional collateral of $61,857,711 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$9,158,119
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	7,525,219
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	15,721,589
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	556,510
United States Treasury Notes/Bonds	zero coupon to 5.50%	09/30/2017 to 02/15/2047	28,896,274

(2)	The rate shown is the 7-day yield as of August 31, 2017.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$690,846,810	$37,199,014	**	$—	$728,045,824
Short-Term Investment Securities:
Registered Investment Companies	5,015,712	—		—	5,015,712
Time Deposits	—	22,867,000		—	22,867,000
Repurchase Agreements	—	2,396,000		—	2,396,000

Total Investments at Value	$695,862,522	$62,462,014		$—	$758,324,536

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board

(see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $36,929,574 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES (1)@ - 81.7%
Domestic Equity Investment Companies - 49.8%

VALIC Co. I Blue Chip Growth Fund	543,267	$9,990,672
VALIC Co. I Broad Cap Value Income Fund	595,942	9,660,220
VALIC Co. I Dividend Value Fund	769,624	9,489,467
VALIC Co. I Growth & Income Fund	198,648	4,229,225
VALIC Co. I Growth Fund	707,793	11,076,961
VALIC Co. I Large Cap Core Fund	690,060	8,122,006
VALIC Co. I Large Capital Growth Fund	605,332	8,450,441
VALIC Co. I Mid Cap Index Fund	154,032	4,106,488
VALIC Co. I Stock Index Fund	812,513	30,485,479
VALIC Co. I Value Fund	579,888	9,684,125
VALIC Co. II Capital Appreciation Fund	441,566	7,307,920
VALIC Co. II Mid Cap Growth Fund	212,341	2,136,148
VALIC Co. II Mid Cap Value Fund	88,899	1,887,332
VALIC Co. II Small Cap Growth Fund	266,339	4,522,429
VALIC Co. II Small Cap Value Fund	241,236	3,490,691

Total Domestic Equity Investment Companies (cost $113,284,544)		124,639,604

Domestic Fixed Income Investment Companies - 19.8%

VALIC Co. I Capital Conservation Fund	1,602,809	15,963,976
VALIC Co. I Government Securities Fund	734,039	7,868,895
VALIC Co. I Inflation Protected Fund	284,954	3,194,333
VALIC Co. II Core Bond Fund	1,309,859	14,604,928
VALIC Co. II High Yield Bond Fund	377,673	2,926,966
VALIC Co. II Strategic Bond Fund	439,280	4,999,008

Total Domestic Fixed Income Investment Companies (cost $49,068,406)		49,558,106

International Equity Investment Companies - 11.7%

VALIC Co. I Emerging Economies Fund	399,273	3,597,453
VALIC Co. I Foreign Value Fund	854,759	9,051,896
VALIC Co. I Global Real Estate Fund	256,546	2,019,017
VALIC Co. I International Equities Index Fund	719,716	5,203,548
VALIC Co. I International Growth Fund	691,629	9,364,653

Total International Equity Investment Companies (cost $27,421,178)		29,236,567

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund (cost $1,058,613)	90,233	1,090,919

Total Affiliated Registered Investment Companies (cost $190,832,741)		204,525,196

U.S. GOVERNMENT TREASURIES - 14.3%
United States Treasury Bonds - 1.2%

2.25% due 08/15/2027	1,926,000	1,947,818
6.00% due 02/15/2026	318,000	416,468
6.63% due 02/15/2027	125,000	173,706
6.75% due 08/15/2026	140,000	193,933
6.88% due 08/15/2025	42,500	57,833
7.63% due 02/15/2025	120,000	167,456

		2,957,214

United States Treasury Notes - 13.1%

1.50% due 08/15/2026	3,130,000	2,978,514
1.63% due 02/15/2026	4,124,000	3,982,882
1.63% due 05/15/2026#	2,791,000	2,689,608
2.00% due 02/15/2025	3,702,500	3,703,657
2.00% due 08/15/2025#	3,090,000	3,082,999
2.00% due 11/15/2026	2,938,600	2,911,510
2.13% due 05/15/2025#	3,450,000	3,478,031
2.25% due 11/15/2024	2,123,800	2,164,119
2.25% due 11/15/2025	2,884,500	2,929,007
2.25% due 02/15/2027	3,744,000	3,785,535
2.38% due 05/15/2027	1,080,000	1,103,414

		32,809,276

Total U.S. Government Treasuries (cost $35,524,268)		35,766,490

OPTIONS PURCHASED - 0.4%

Options-Purchased(2) (cost $1,332,629)	72,000	932,559

Total Long-Term Investment Securities (cost $227,689,638)		241,224,245

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 3.8%

AllianceBernstein Government STIF Portfolio 0.42%(3) (cost $9,651,768)	9,651,768	9,651,768

TOTAL INVESTMENTS (cost $237,341,406)	100.2%	250,876,013
Liabilities in excess of other assets	(0.2)	(486,683)

NET ASSETS	100.0%	$250,389,330

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options - Purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank NA	November 2017	$2,275	9,000	$22,244,850	$228,600	$116,570	$(112,030)
S&P 500 Index	Goldman Sachs International	November 2017	$2,275	26,000	64,262,900	442,579	336,758	(105,821)
S&P 500 Index	Morgan Stanley & Co.	November 2017	$2,275	2,000	4,943,300	33,200	25,904	(7,296)
S&P 500 Index	UBS AG	November 2017	$2,275	35,000	86,507,750	628,250	453,327	(174,923)

				72,000	$177,958,800	$1,332,629	$932,559	$(400,070)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of August 31, 2017.

STIF - Short Term Investment Fund

Over the Counter Written Call Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank NA	November 2017	$2,575	9,000	$22,244,850	$23,715	$37,925	$(14,210)
S&P 500 Index	Goldman Sachs International	November 2017	$2,575	26,000	64,262,900	224,000	109,561	114,439
S&P 500 Index	Morgan Stanley & Co.	November 2017	$2,575	2,000	4,943,300	9,000	8,428	572
S&P 500 Index	UBS AG	November 2017	$2,575	35,000	86,507,750	175,788	147,487	28,301

				72,000	$177,958,800	$432,503	$303,401	$129,102

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
1,100	Long	S&P 500 E-Mini Index	September 2017	$134,942,971	$135,855,500	$912,529

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$204,525,196	$—	$—	$204,525,196
U.S. Government Treasuries	—	35,766,490	—	35,766,490
Options Purchased	—	932,559	—	932,559
Short-Term Investment Securities	9,651,768	—	—	9,651,768

Total Investments at Value	$214,176,964	$36,699,049	$—	$250,876,013

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$143,312	$—	$143,312
Futures Contracts	912,529	—	—	912,529

Total Other Financial Instruments	$912,529	$143,312	$—	$1,055,841

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$14,210	$—	$14,210

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Bermuda - 1.2%

Haier Electronics Group Co., Ltd.	841,000	$2,249,200
Nine Dragons Paper Holdings, Ltd.	2,920,000	4,896,061
Sihuan Pharmaceutical Holdings Group, Ltd.	4,998,000	1,930,794

		9,076,055

Brazil - 8.9%

Banco do Brasil SA	880,263	8,584,931
Braskem SA, Class A (Preference Shares)	246,203	2,980,700
Cia de Saneamento de Minas Gerais-COPASA	93,570	1,281,447
Cia. de Saneamento do Parana (Preference Shares)	273,086	905,703
EDP - Energias do Brasil SA	680,064	3,292,462
Fibria Celulose SA	193,785	2,572,637
Itau Unibanco Holding SA ADR	1,097,593	14,016,263
Kroton Educacional SA	1,614,878	9,218,787
M. Dias Branco SA	115,419	1,800,299
Metalurgica Gerdau SA (Preference Shares)†	2,884,025	5,185,629
MRV Engenharia e Participacoes SA	992,979	4,255,376
Transmissora Alianca de Energia Eletrica SA	305,548	2,183,976
Vale SA ADR	1,154,374	12,778,920

		69,057,130

Cayman Islands - 15.5%

AAC Technologies Holdings, Inc.	709,000	13,024,067
Alibaba Group Holding, Ltd. ADR†#	112,252	19,278,158
Geely Automobile Holdings, Ltd.	2,142,000	5,274,720
General Interface Solution Holding, Ltd.	680,000	8,242,753
IGG, Inc.#	3,580,000	5,683,087
Jiangnan Group, Ltd.#	4,746,000	322,438
Kingboard Chemical Holdings, Ltd.	434,500	2,377,904
Kingboard Laminates Holdings, Ltd.	1,479,500	2,512,322
Lee & Man Paper Manufacturing, Ltd.	2,111,000	2,464,726
NetEase, Inc. ADR	38,320	10,570,189
Tencent Holdings, Ltd.	784,200	33,321,802
Tongda Group Holdings, Ltd.#	12,700,000	3,522,902
WH Group, Ltd.*	6,347,000	6,636,533
Xinyi Glass Holdings, Ltd.	2,280,000	2,272,816
Xinyi Solar Holdings, Ltd.#	3,858,000	1,314,252
Zhen Ding Technology Holding, Ltd.	929,000	2,159,267
Zhongsheng Group Holdings, Ltd.	317,000	689,487

		119,667,423

China - 12.1%

Anhui Conch Cement Co., Ltd.	1,035,000	3,864,488
China Construction Bank Corp.	19,485,000	17,092,750
China Merchants Bank Co., Ltd.	2,900,000	10,989,809
China Vanke Co., Ltd.	777,800	2,331,740
Guangzhou Automobile Group Co., Ltd.	3,452,000	6,838,936
Huadian Power International Corp., Ltd.	5,720,000	2,347,314
Huaneng Power International, Inc.	3,866,000	2,526,901
Industrial & Commercial Bank of China, Ltd.	17,406,000	13,091,774
PICC Property & Casualty Co., Ltd.	3,786,000	7,139,845
Ping An Insurance Group Co. of China, Ltd.	1,753,000	13,933,883
Shenzhen Expressway Co., Ltd.	2,144,000	2,093,249
Sinopharm Group Co., Ltd.	1,138,000	5,142,550
TravelSky Technology, Ltd.	1,139,000	3,127,437
Zhejiang Expressway Co., Ltd.	2,460,000	3,078,305

		93,598,981

Cyprus - 0.2%

Ros Agro PLC GDR	127,698	1,532,376

Hong Kong - 0.6%

BYD Electronic International Co., Ltd.#	741,500	2,062,995
China Power International Development, Ltd.#	6,786,000	2,322,591

		4,385,586

Hungary - 1.6%

MOL Hungarian Oil & Gas PLC	47,688	4,423,807
OTP Bank PLC	190,975	7,768,028

		12,191,835

India - 4.1%

Apollo Tyres, Ltd.	210,014	833,029
Hindustan Petroleum Corp., Ltd.	598,635	4,571,945
Housing Development Finance Corp., Ltd.	472,541	13,149,113
Oil & Natural Gas Corp., Ltd.	2,168,957	5,311,437
Rural Electrification Corp., Ltd.	1,053,379	2,782,591
Vedanta, Ltd.	969,279	4,692,748

		31,340,863

Indonesia - 1.3%

Bank Negara Indonesia Persero Tbk PT	7,252,200	3,999,050
Bank Rakyat Indonesia Persero Tbk PT	5,313,600	6,034,837

		10,033,887

Malaysia - 2.0%

AirAsia Bhd	4,856,300	3,785,949
CIMB Group Holdings Bhd	3,286,700	5,453,413
Genting Bhd	531,800	1,206,965
Malayan Banking Bhd	2,332,600	5,171,297

		15,617,624

Netherlands - 0.3%

X5 Retail Group NV GDR†	60,185	2,455,548

Panama - 1.0%

Copa Holdings SA, Class A	59,712	7,408,468

Poland - 1.5%

KGHM Polska Miedz SA	121,995	4,316,943
Polski Koncern Naftowy Orlen SA	218,422	7,215,730

		11,532,673

Russia - 5.9%

Aeroflot PJSC	625,221	2,096,465
Alrosa PJSC	3,740,131	5,206,715

Magnitogorsk Iron & Steel OJSC†	2,698,244	1,880,468
MMC Norilsk Nickel PJSC ADR	491,524	8,252,688
Mobile TeleSystems PJSC ADR#	356,861	3,565,041
Moscow Exchange MICEX-RTS PJSC	626,424	1,136,106
RusHydro PJSC	126,954,096	1,809,096
Sberbank of Russia PJSC ADR	968,894	13,147,892
Severstal PJSC GDR	140,024	2,213,779
Surgutneftegas OJSC (Preference Shares)†	6,354,083	3,140,620
Tatneft PJSC ADR#	87,616	3,419,653

		45,868,523

South Africa - 2.8%

Barloworld, Ltd.	231,540	2,289,182
Imperial Holdings, Ltd.#	155,320	2,492,635
Naspers, Ltd., Class N	17,928	4,041,938
Nedbank Group, Ltd.#	132,291	2,237,331
Sappi, Ltd.	191,195	1,283,019
Standard Bank Group, Ltd.	695,864	8,963,607

		21,307,712

South Korea - 19.1%

Hana Financial Group, Inc.	212,638	9,236,035
Hankook Tire Co., Ltd.	235	12,292
Hyosung Corp.	44,652	6,304,333
Hyundai Engineering & Construction Co., Ltd.	76,833	2,766,457
Hyundai Marine & Fire Insurance Co., Ltd.	91,553	3,748,935
Industrial Bank of Korea	393,928	5,239,294
Korea Electric Power Corp.	185,181	7,081,513
KT&G Corp.	77,954	7,912,525
LG Chem, Ltd.	7,570	2,541,020
LG Uplus Corp.	391,304	4,794,976
NCSoft Corp.	19,176	6,558,690
POSCO	33,746	10,244,482
S-Oil Corp.	58,168	6,484,269
Samsung Electronics Co., Ltd.	20,737	42,820,983
SFA Engineering Corp.	45,184	1,526,837
Shinhan Financial Group Co., Ltd.	215,691	9,935,549
SK Hynix, Inc.	180,697	11,117,955
SK Innovation Co., Ltd.	54,774	9,165,967

		147,492,112

Taiwan - 11.7%

Accton Technology Corp.	811,000	2,130,734
Catcher Technology Co., Ltd.	434,000	5,545,571
Coretronic Corp.	889,800	1,083,493
CTBC Financial Holding Co., Ltd.	11,813,000	7,655,899
Elite Material Co., Ltd.	702,000	3,550,168
FLEXium Interconnect, Inc.	1,130,071	5,024,249
Fubon Financial Holding Co., Ltd.	4,839,000	7,799,800
Grape King Bio, Ltd.	317,000	1,932,169
Largan Precision Co., Ltd.	54,000	10,464,763
Merry Electronics Co., Ltd.	578,000	4,586,373
Pegatron Corp.	1,300,000	4,111,487
Phison Electronics Corp.	146,000	1,978,452
St. Shine Optical Co., Ltd.	81,000	1,851,278
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	884,054	32,683,477

		90,397,913

Thailand - 3.6%

Kiatnakin Bank PCL	1,368,200	2,894,626
Krung Thai Bank PCL	12,203,600	6,872,679
PTT PCL	746,400	8,968,938
Star Petroleum Refining PCL	5,580,700	2,806,737
Thai Oil PCL	1,344,200	3,815,415
Tisco Financial Group PCL	1,057,600	2,380,834

		27,739,229

Turkey - 4.9%

Akbank Turk AS	2,132,908	6,400,591
Emlak Konut Gayrimenkul Yatirim Ortakligi AS†	5,346,851	4,558,706
Eregli Demir ve Celik Fabrikalari TAS	1,964,057	4,681,900
Petkim Petrokimya Holding AS	2,573,090	4,653,883
Tekfen Holding AS	818,557	3,039,816
Tupras Turkiye Petrol Rafinerileri AS	247,089	8,403,036
Turkiye Halk Bankasi AS	1,344,333	5,778,862

		37,516,794

Total Long-Term Investment Securities
(cost $559,079,650)		758,220,732

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	11,345,829	11,345,829

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	12,640,000	12,640,000

Total Short-Term Investment Securities
(cost $23,985,829)		23,985,829

TOTAL INVESTMENTS -
(cost $583,065,479)	101.4%	782,206,561
Liabilities in excess of other assets	(1.4)	(10,561,089)

NET ASSETS —	100.0%	$771,645,472

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $6,636,533 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	At August 31, 2017, the Fund had loaned securities with a total value of $35,297,424. This was secured by collateral of $11,345,829, which was received in cash and subsequently invested in short-term investments currently valued at $11,345,829 as reported in the Portfolio of Investments. Additional collateral of $25,213,264 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
United States Treasury Bills	0.00%	09/14/2017 to 07/19/2018	$440,176
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2017 to 11/15/2046	24,773,088

(2)	The rate shown in the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Industry Allocation*
Banks-Commercial	18.0%
Electronic Components-Semiconductors	7.3
Oil Refining & Marketing	4.9
Diversified Financial Services	4.8
Internet Application Software	4.3
Semiconductor Components-Integrated Circuits	4.2
Electronic Components-Misc.	3.2
Steel-Producers	3.1
Oil Companies-Integrated	2.5
E-Commerce/Products	2.5
Entertainment Software	2.1
Insurance-Multi-line	1.8
Airlines	1.8
Finance-Mortgage Loan/Banker	1.7
Metal-Iron	1.7
Metal-Diversified	1.7
Time Deposits	1.6
Auto-Cars/Light Trucks	1.6
Electric-Integrated	1.5
Registered Investment Companies	1.5
Insurance-Property/Casualty	1.4
Photo Equipment & Supplies	1.4
Oil Companies-Exploration & Production	1.3
Schools	1.2
Cellular Telecom	1.1
Computers-Other	1.1
Tobacco	1.0
Diversified Operations	1.0
Circuit Boards	1.0
Electric-Generation	0.9
Real Estate Operations & Development	0.9
Food-Meat Products	0.9
Internet Content-Entertainment	0.9
Metal Products-Distribution	0.8
Paper & Related Products	0.8
Metal Processors & Fabrication	0.7
Petrochemicals	0.7
Banks-Special Purpose	0.7
Diamonds/Precious Stones	0.7
Public Thoroughfares	0.7
Medical-Wholesale Drug Distribution	0.7
Diversified Minerals	0.6
Chemicals-Diversified	0.6
Industrial Audio & Video Products	0.6
Building-Residential/Commercial	0.5
Multimedia	0.5
Building Products-Cement	0.5
Applications Software	0.4
Finance-Commercial	0.4
Building-Heavy Construction	0.4
Forestry	0.3
Chemicals-Specialty	0.3
Containers-Paper/Plastic	0.3
Food-Retail	0.3
Chemicals-Other	0.3
Building Products-Doors & Windows	0.3
Appliances	0.3
Water	0.3
Electric-Transmission	0.3
Networking Products	0.3
Telecommunication Equipment	0.3
Medical-Drugs	0.3
Beverages-Non-alcoholic	0.2
Optical Supplies	0.2
Food-Confectionery	0.2
Food-Misc./Diversified	0.2
Industrial Automated/Robotic	0.2
Energy-Alternate Sources	0.2
Casino Hotels	0.1
Finance-Other Services	0.1
Rubber-Tires	0.1
Retail-Automobile	0.1

101.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$30,599,053	$15,269,470		$—	$45,868,523
Other Countries	170,724,575	541,627,634	**	—	712,352,209
Short-Term Investment Securities:
Registered Investment Companies	11,345,829	—		—	11,345,829
Time Deposits	—	12,640,000		—	12,640,000

Total Investments at Value	$212,669,457	$569,537,104		$—	$782,206,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $492,811,870 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Bermuda - 1.0%

Haier Electronics Group Co., Ltd.	2,049,400	$5,480,987
Kunlun Energy Co., Ltd.#	3,448,000	3,345,127

		8,826,114

Canada - 9.0%

Alamos Gold, Inc., Class A	1,265,040	10,537,783
Barrick Gold Corp.#	664,610	11,956,334
Cenovus Energy, Inc.#	838,164	6,557,648
Eldorado Gold Corp.	2,359,900	4,856,811
Ensign Energy Services, Inc.	718,600	3,631,124
Husky Energy, Inc.†	527,900	6,176,271
Precision Drilling Corp.†	159,600	405,151
Suncor Energy, Inc.	240,100	7,523,614
Tahoe Resources, Inc.#	722,800	3,449,760
Wheaton Precious Metals Corp.#	1,091,000	22,663,095

		77,757,591

Cayman Islands - 4.7%

Baidu, Inc. ADR†	106,370	24,257,679
CK Hutchison Holdings, Ltd.	1,034,000	13,562,383
Value Partners Group, Ltd.#	3,554,500	3,084,426

		40,904,488

China - 4.8%

China Life Insurance Co., Ltd., Class H	2,257,000	7,279,355
China Telecom Corp., Ltd. Class H	25,815,823	13,311,675
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,852,500	7,025,086
Sinopec Engineering Group Co., Ltd.	5,880,000	5,305,177
Sinopharm Group Co., Ltd. Class H	1,816,400	8,208,197

		41,129,490

France - 5.9%

AXA SA	372,232	10,809,644
BNP Paribas SA	224,170	17,075,053
Cie Generale des Etablissements Michelin	45,062	6,148,139
Sanofi	73,436	7,170,222
TOTAL SA#	179,620	9,293,729

		50,496,787

Germany - 6.8%

Bayer AG	86,373	11,061,995
Gerresheimer AG	78,750	6,209,295
Innogy SE*	216,010	9,520,084
Merck KGaA	77,902	8,562,958
MorphoSys AG†#	111,080	7,946,546
Siemens AG	69,145	9,041,001
Telefonica Deutschland Holding AG#	1,236,580	6,694,525

		59,036,404

Hong Kong - 1.1%

China Mobile, Ltd.	917,000	9,723,009

India - 0.9%

Hero MotoCorp, Ltd.	81,301	5,076,546
Jain Irrigation Systems, Ltd.	1,609,577	2,481,931

		7,558,477

Israel - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	661,319	10,488,519

Italy - 1.6%

Eni SpA	904,304	14,184,001

Japan - 11.0%

Astellas Pharma, Inc.	753,600	9,491,016
Inpex Corp.	706,000	6,776,543
Kirin Holdings Co., Ltd.	361,300	8,220,149
Nissan Motor Co., Ltd.	794,400	7,913,271
Ryohin Keikaku Co., Ltd.	21,500	5,972,207
SoftBank Group Corp.	309,600	25,194,817
Sumitomo Metal Mining Co., Ltd.	537,000	9,273,344
Sumitomo Rubber Industries, Ltd.	472,700	7,857,043
Suntory Beverage & Food, Ltd.	186,800	8,641,316
Taiheiyo Cement Corp.	1,553,800	6,007,212

		95,346,918

Jersey - 0.5%

Shire PLC	80,726	4,018,801

Luxembourg - 1.3%

SES SA FDR	285,330	6,529,910
Tenaris SA#	375,623	5,002,718

		11,532,628

Netherlands - 6.1%

Aegon NV	2,792,223	15,960,271
Flow Traders#*	123,492	3,352,365
ING Groep NV CVA	390,735	6,941,794
QIAGEN NV#	367,644	11,798,112
SBM Offshore NV#	921,270	14,750,117

		52,802,659

New Zealand - 0.7%

Sky Network Television, Ltd.#	2,839,200	5,791,517

Norway - 1.8%

Telenor ASA	430,178	8,713,279
Yara International ASA	156,500	6,402,006

		15,115,285

Singapore - 2.3%

Singapore Telecommunications, Ltd.	3,779,000	10,352,760
Singapore Telecommunications, Ltd. ADR	4,600	125,580
United Overseas Bank, Ltd.	517,800	9,193,262

		19,671,602

South Korea - 10.4%

Dongbu Insurance Co., Ltd.	19,400	1,296,906
Hana Financial Group, Inc.	310,212	13,474,208
Hyundai Mobis Co., Ltd.	45,365	9,492,366
Hyundai Motor Co.	50,107	6,246,556
KB Financial Group, Inc.	276,610	13,592,381
Korea Investment Holdings Co., Ltd.	96,090	5,586,002
Posco Daewoo Corp.	327,925	6,156,674
Samsung Electronics Co., Ltd.	16,289	33,636,061

		89,481,154

Spain - 0.0%

Telefonica SA ADR	859	9,251

Sweden - 0.5%

Getinge AB, Class B	239,574	4,460,217

Switzerland - 4.1%

GAM Holding AG	372,060	5,730,137
Roche Holding AG#	75,110	19,144,158
UBS Group AG	621,650	10,254,233

		35,128,528

Taiwan - 2.5%

Catcher Technology Co., Ltd.	522,400	6,675,130
Quanta Computer, Inc.	3,061,000	6,977,827
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	7,501,163

		21,154,120

Thailand - 1.7%

Bangkok Bank PCL	243,400	1,372,661
Bangkok Bank PCL NVDR	1,195,200	6,643,842
Kasikornbank PCL	206,100	1,309,141
PTT Exploration & Production PCL	2,070,900	5,457,122

		14,782,766

United Kingdom - 16.8%

Aviva PLC	889,501	6,014,136
BAE Systems PLC	1,415,310	11,112,530
Barclays PLC#	3,038,750	7,514,249
BP PLC	3,803,252	21,964,992
BP PLC ADR#	180	6,251
Capita PLC	739,175	6,196,658
Cobham PLC	2,747,809	4,880,173
HSBC Holdings PLC	1,375,210	13,364,672
Johnson Matthey PLC	154,621	5,522,957
Kingfisher PLC	2,316,340	8,959,763
Rolls-Royce Holdings PLC	327,700	3,870,131
Royal Dutch Shell PLC, Class B	712,115	19,902,130
SIG PLC	3,359,596	7,734,046
Standard Chartered PLC†	1,964,668	19,547,163
Travis Perkins PLC	281,051	5,468,097
Vodafone Group PLC	957,821	2,739,805

		144,797,753

Total Common Stocks
(cost $764,378,102)		834,198,079

RIGHTS - 0.0%
Sweden - 0.0%

Getinge AB† Expires 09/14/2017 (strike price SEK 127) (cost $0)	239,574	88,644

Total Long-Term Investment Securities
(cost $764,378,102)		834,286,723

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Registered Investment Companies - 3.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	28,435,220	28,435,220

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$3,833,000	3,833,000

U.S. Government Agencies - 1.7%

Federal Home Loan Bank Disc. Notes 0.91% due 09/01/2017	14,900,000	14,900,000

Total Short-Term Investment Securities
(cost $47,168,220)		47,168,220

TOTAL INVESTMENTS
(cost $811,546,322)	102.2%	881,454,943
Liabilities in excess of other assets	(2.2)	(18,639,192)

NET ASSETS	100.0%	$862,815,751

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $12,872,449 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $59,789,764. This was secured by collateral of $28,435,220, which was received in cash and subsequently invested in short-term investments currently valued at $28,435,220 as reported in the Portfolio of Investments. Additional collateral of $33,204,152 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/15/2028 to 01/01/2047	$2,308,747
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	2,739,167
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	1,577,549
United States Treasury Bills	0.00%	09/14/2017 to 12/07/2017	925,524
United States Treasury Notes/Bonds	0.13% to 8.00%	10/15/2017 to 11/15/2046	25,653,165

(2)	The rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Fiduciary Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SEK - Swedish Krona

Industry Allocation*
Oil Companies-Integrated	9.9%
Medical-Drugs	6.9
Diversified Banking Institutions	5.7
Banks-Commercial	5.3
Electronic Components-Semiconductors	3.9
Telecom Services	3.7
Telephone-Integrated	3.7
Registered Investment Companies	3.3
Gold Mining	3.2
Diversified Financial Services	3.2
Insurance-Multi-line	3.1
Precious Metals	3.0
Web Portals/ISP	2.8
Oil-Field Services	2.3
Oil Companies-Exploration & Production	1.8
Aerospace/Defense	1.8
U.S. Government Agencies	1.7
Auto-Cars/Light Trucks	1.6
Rubber-Tires	1.6
Diversified Operations	1.6
Insurance-Life/Health	1.6
Distribution/Wholesale	1.5
Cellular Telecom	1.4
Diagnostic Kits	1.4
Medical-Generic Drugs	1.2
Electric-Distribution	1.1
Auto/Truck Parts & Equipment-Original	1.1
Diversified Minerals	1.1
Diversified Manufacturing Operations	1.0
Retail-Building Products	1.0
Finance-Investment Banker/Broker	1.0
Investment Management/Advisor Services	1.0
Beverages-Non-alcoholic	1.0
Medical-Wholesale Drug Distribution	1.0
Brewery	0.9
Medical-Biomedical/Gene	0.9
Semiconductor Components-Integrated Circuits	0.9
Retail-Drug Store	0.8
Computers	0.8
Metal Processors & Fabrication	0.8
Agricultural Chemicals	0.8
Satellite Telecom	0.7
Containers-Metal/Glass	0.7
Human Resources	0.7
Import/Export	0.7
Building Products-Cement	0.7
Retail-Misc./Diversified	0.7
Cable/Satellite TV	0.7
Chemicals-Diversified	0.6
Appliances	0.6
Motorcycle/Motor Scooter	0.6
Steel Pipe & Tube	0.6
Aerospace/Defense-Equipment	0.6
Medical Instruments	0.5
Time Deposits	0.5
Oil & Gas Drilling	0.4
Rubber/Plastic Products	0.3
Insurance-Property/Casualty	0.2

102.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$118,101,993	$716,096,086	**	$—	$834,198,079
Rights	88,644	—		—	88,644
Short-Term Investment Securities:
Registered Investment Companies	28,435,220	—		—	28,435,220
Time Deposits	—	3,833,000		—	3,833,000
U.S. Government Agencies	—	14,900,000		—	14,900,000

Total Investments at Value	$146,625,857	$734,829,086		$—	$881,454,943

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $680,347,426 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Australia - 6.2%

BGP Holdings PLC†(1)(2)	479,213	$7,962
GPT Group	1,901,065	7,596,811
Mirvac Group	3,482,504	6,460,334
Scentre Group	2,118,038	6,530,012
Shopping Centres Australasia Property Group	2,204,709	3,913,198

		24,508,317

Bermuda - 1.8%

Hongkong Land Holdings, Ltd. (OTC)	1,700	12,172
Hongkong Land Holdings, Ltd. (SGX)	988,600	7,330,932

		7,343,104

Canada - 2.9%

Allied Properties Real Estate Investment Trust	81,618	2,530,076
Canadian Real Estate Investment Trust	85,928	3,164,628
Chartwell Retirement Residences	223,896	2,637,446
RioCan Real Estate Investment Trust	170,754	3,254,410

		11,586,560

Cayman Islands - 2.7%

Cheung Kong Property Holdings, Ltd.	1,235,500	10,877,335

France - 5.9%

Fonciere Des Regions	51,416	5,086,915
Klepierre	201,718	8,128,597
Unibail-Rodamco SE (Euronext Amsterdam)	25,927	6,600,824
Unibail-Rodamco SE (Euronext Paris)	14,333	3,643,746

		23,460,082

Germany - 3.4%

Vonovia SE	324,849	13,731,338

Hong Kong - 5.6%

I-CABLE Communications, Ltd.†	171,701	6,050
Link REIT	702,500	5,811,761
Sun Hung Kai Properties, Ltd.	774,504	12,932,713
Wharf Holdings, Ltd.	351,000	3,352,756

		22,103,280

Ireland - 0.8%

Green REIT PLC	1,922,684	3,296,042

Japan - 11.5%

Daiwa House REIT Investment Corp.	1,219	2,981,442
Kenedix Retail REIT Corp.	1,339	2,952,901
Mitsubishi Estate Co., Ltd.	214,500	3,701,626
Mitsui Fudosan Co., Ltd.	472,100	10,236,262
Nippon Building Fund, Inc.	1,233	6,565,007
Nomura Real Estate Master Fund, Inc.	4,726	6,245,089
Orix JREIT, Inc.	3,821	5,520,074
Sumitomo Realty & Development Co., Ltd.	248,000	7,522,743

		45,725,144

Norway - 0.6%

Entra ASA*	155,393	2,213,762

Singapore - 2.6%

Ascendas Real Estate Investment Trust	1,497,900	2,942,233
City Developments, Ltd.	499,500	4,321,379
Mapletree Commercial Trust	2,809,000	3,180,388

		10,444,000

Spain - 1.3%

Merlin Properties Socimi SA	378,708	5,219,156

Sweden - 0.9%

Castellum AB	221,541	3,469,995

Switzerland - 0.8%

PSP Swiss Property AG	36,402	3,341,586

United Kingdom - 4.8%

Big Yellow Group PLC	312,861	3,270,874
British Land Co. PLC	330,177	2,609,718
Derwent London PLC	64,521	2,322,579
Hammerson PLC	603,892	4,378,900
Tritax Big Box REIT PLC	1,546,540	2,856,772
UNITE Group PLC	400,583	3,590,159

		19,029,002

United States - 46.1%

Acadia Realty Trust#	40,641	1,165,990
American Campus Communities, Inc.	43,163	2,054,127
American Homes 4 Rent, Class A	132,434	2,934,737
American Tower Corp.	92,957	13,762,284
Apple Hospitality REIT, Inc.	121,338	2,205,925
AvalonBay Communities, Inc.#	23,955	4,497,072
Boston Properties, Inc.	57,193	6,897,476
Brandywine Realty Trust	97,173	1,669,432
Brixmor Property Group, Inc.	122,574	2,294,585
Brookdale Senior Living, Inc.†	69,719	845,691
Cousins Properties, Inc.	303,169	2,834,630
Crown Castle International Corp.	75,547	8,192,317
CyrusOne, Inc.	41,599	2,621,985
Digital Realty Trust, Inc.#	12,689	1,501,616
EastGroup Properties, Inc.	7,909	702,794
Education Realty Trust, Inc.	9,861	381,029
Equinix, Inc.	17,105	8,012,153
Equity Residential	123,820	8,314,513
Essex Property Trust, Inc.	19,345	5,145,190
Extra Space Storage, Inc.#	25,585	1,986,164
Federal Realty Investment Trust#	20,303	2,577,060
GGP, Inc.#	144,506	2,998,500
HCP, Inc.	102,435	3,053,587
Healthcare Realty Trust, Inc.	109,463	3,642,929
Host Hotels & Resorts, Inc.	161,029	2,917,846
Hudson Pacific Properties, Inc.	142,296	4,695,768
Invitation Homes, Inc.	85,771	1,984,741
JBG SMITH Properties†	22,364	731,974
Kimco Realty Corp.#	105,549	2,070,871
Lamar Advertising Co., Class A	21,708	1,444,884
Liberty Property Trust	91,325	3,890,445
Macerich Co.	66,274	3,497,279
Mid-America Apartment Communities, Inc.	11,858	1,262,403
National Health Investors, Inc.#	18,695	1,498,965
National Retail Properties, Inc.	9,121	381,531

Paramount Group, Inc.	88,511	1,396,704
Pebblebrook Hotel Trust#	64,944	2,181,469
Physicians Realty Trust	37,655	705,278
Prologis, Inc.	129,070	8,177,875
Public Storage	35,362	7,261,233
QTS Realty Trust, Inc., Class A	43,303	2,346,157
Realty Income Corp.	41,595	2,394,208
Regency Centers Corp.#	17,106	1,100,258
Retail Opportunity Investments Corp.#	44,973	892,264
RLJ Lodging Trust	32,934	664,608
SBA Communications Corp.†	31,984	4,911,143
Simon Property Group, Inc.#	64,828	10,168,272
SL Green Realty Corp.	4,006	386,098
Sun Communities, Inc.	39,430	3,560,923
Terreno Realty Corp.	27,677	1,003,291
Ventas, Inc.	30,374	2,078,797
Vornado Realty Trust	59,085	4,401,242
Washington Real Estate Investment Trust#	65,235	2,143,622
Weingarten Realty Investors	4,312	138,156
Welltower, Inc.	79,701	5,835,707
Weyerhaeuser Co.	218,732	7,132,851

		183,548,649

Total Long-Term Investment Securities
(cost $366,482,003)		389,897,352

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.3%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.68%(3)	4,995,475	4,995,475

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(3)(4)	34,918	34,918

		5,030,393

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	2,043,000	2,043,000

Total Short-Term Investment Securities
(cost $7,073,393)		7,073,393

TOTAL INVESTMENTS -
(cost $373,555,396)	99.7%	396,970,745
Other assets less liabilities	0.3	1,227,386

NET ASSETS -	100.0%	$398,198,131

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $2,213,762 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 1).
(1)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $7,962 representing 0.0% of net assets.
(2)	Security classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of August 31, 2017.
(4)	At August 31, 2017, the Fund had loaned securities with a total value of $22,867,171. This was secured by collateral of $34,918, which was received in cash and subsequently invested in short-term investments currently valued at $34,918 as reported in the Portfolio of Investments. Additional collateral of $23,328,954 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$3,085,846
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	2,535,637
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	5,297,420
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	570,219
United States Treasury Notes/Bonds	zero coupon to 5.38%	10/15/2017 to 08/15/2046	11,839,832

OTC - Over the Counter

SGX - Singapore Exchange

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Industry Allocation*
Real Estate Investment Trusts	76.2%
Real Estate Operations & Development	13.0
Real Estate Management/Services	6.6
Registered Investment Companies	1.3
Hotels/Motels	1.1
Diversified Operations	0.8
Time Deposits	0.5
Retirement/Aged Care	0.2

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$24,500,355	$—		$7,962	$24,508,317
Other Countries	174,290,772	191,098,263	**	—	365,389,035
Short-Term Investment Companies:
Registered Investment Companies	5,030,393	—		—	5,030,393
Time Deposits	—	2,043,000		—	2,043,000

Total Investments at Value	$203,821,520	$193,141,263		$7,962	$396,970,745

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $174,194,433 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.8%
Australia - 2.1%

Amcor, Ltd.	22,626	$290,785
APA Group	49,311	348,496
ASX, Ltd.	15,070	655,935
BGP Holdings PLC(1)(2)	60,919	1,012
Computershare, Ltd.	26,169	292,836
CSL, Ltd.	7,914	809,435
Dexus	63,132	482,033
Fortescue Metals Group, Ltd.	69,960	334,827
Goodman Group	33,750	222,812
GPT Group	103,827	414,901
Insurance Australia Group, Ltd.	93,362	476,628
QBE Insurance Group, Ltd.	23,435	195,807
Ramsay Health Care, Ltd.	6,273	341,221
Santos, Ltd.†	117,251	352,524
Scentre Group	70,481	217,296
Sonic Healthcare, Ltd.	11,410	198,960
South32, Ltd.	154,813	360,160
Stockland	80,658	284,452
Sydney Airport	38,727	228,146
Transurban Group	93,111	901,376
Vicinity Centres	94,165	196,406
Wesfarmers, Ltd.	11,407	386,883
Westfield Corp.	35,582	211,041
Woodside Petroleum, Ltd.	15,244	351,035
Woolworths, Ltd.	11,583	239,657

		8,794,664

Austria - 0.2%

Erste Group Bank AG	7,963	337,050
OMV AG	6,429	369,662
voestalpine AG	5,591	290,444

		997,156

Belgium - 0.6%

Ageas	5,216	242,385
Groupe Bruxelles Lambert SA	5,139	523,408
KBC Group NV	3,665	301,401
Proximus SADP	11,201	394,753
UCB SA	8,212	566,207
Umicore SA	6,908	516,356

		2,544,510

Bermuda - 1.3%

Arch Capital Group, Ltd.†	5,140	500,328
Axis Capital Holdings, Ltd.	3,374	203,250
Everest Re Group, Ltd.	2,701	681,948
Hongkong Land Holdings, Ltd.	29,900	221,723
IHS Markit, Ltd.†	14,311	670,327
Invesco, Ltd.	12,366	405,357
Jardine Matheson Holdings, Ltd.	4,000	262,877
Li & Fung, Ltd.	380,000	171,453
Norwegian Cruise Line Holdings, Ltd.†	5,016	298,251
NWS Holdings, Ltd.	120,000	231,166
RenaissanceRe Holdings, Ltd.	5,045	702,062
Shangri-La Asia, Ltd.	344,000	576,140
XL Group, Ltd.	10,099	413,655

		5,338,537

Canada - 3.5%

Agnico Eagle Mines, Ltd.#	5,318	272,597
Alimentation Couche-Tard, Inc., Class B	4,191	200,128
AltaGas, Ltd.	7,389	163,845
ARC Resources, Ltd.	19,368	254,363
Bank of Montreal	7,598	545,231
BCE, Inc.	9,210	438,392
Brookfield Asset Management, Inc., Class A	14,200	561,632
Cameco Corp.	16,563	166,061
Canadian Imperial Bank of Commerce	2,567	215,659
Canadian National Railway Co.	7,893	639,783
Canadian Tire Corp., Ltd., Class A	2,465	291,753
CGI Group, Inc., Class A†	5,081	258,495
CI Financial Corp.	13,200	288,999
Crescent Point Energy Corp.	13,896	95,366
Empire Co., Ltd., Class A	16,200	272,303
Encana Corp.	22,021	205,441
Fairfax Financial Holdings, Ltd.	849	441,296
First Capital Realty, Inc.	29,984	487,188
Fortis, Inc.	8,562	313,272
Franco-Nevada Corp.	2,469	201,988
Great-West Lifeco, Inc.	22,215	615,349
IGM Financial, Inc.	10,180	333,342
Industrial Alliance Insurance & Financial Services, Inc.	5,774	247,791
Intact Financial Corp.	8,048	663,432
Keyera Corp.	8,694	252,309
Manulife Financial Corp.	31,548	619,718
Metro, Inc., Class A	9,254	305,465
National Bank of Canada	5,260	242,118
Onex Corp.	3,661	292,733
Open Text Corp.	6,092	196,017
Pembina Pipeline Corp.	10,586	341,210
Power Corp. of Canada	15,066	368,220
Power Financial Corp.	11,025	297,620
RioCan Real Estate Investment Trust	7,948	151,481
Rogers Communications, Inc., Class B	5,695	297,303
Saputo, Inc.	6,025	203,415
Shaw Communications, Inc., Class B	29,396	655,834
Sun Life Financial, Inc.	8,746	335,832
Suncor Energy, Inc.	12,839	402,314
Thomson Reuters Corp.	14,735	673,769
Tourmaline Oil Corp.†	6,974	136,045
Trisura Group, Ltd.†	83	1,628
Turquoise Hill Resources, Ltd.†	54,175	182,644
Valeant Pharmaceuticals International, Inc.†	4,200	56,471
Vermilion Energy, Inc.	5,604	182,649
Waste Connections, Inc.	3,708	247,287
Wheaton Precious Metals Corp.	7,836	162,775
Yamana Gold, Inc.	37,744	111,532

		14,890,095

Cayman Islands - 0.4%

ASM Pacific Technology, Ltd.	24,900	310,822
Cheung Kong Property Holdings, Ltd.	30,808	271,234
CK Hutchison Holdings, Ltd.	49,808	653,303
WH Group, Ltd.*	232,000	242,583

		1,477,942

Curacao - 0.3%

Schlumberger, Ltd.	19,117	1,214,121

Denmark - 1.0%

Chr. Hansen Holding A/S	3,663	315,270
Danske Bank A/S	6,869	267,086
DSV A/S	8,768	621,978
Genmab A/S†	1,023	238,900
Novo Nordisk A/S, Class B	24,237	1,157,115
Novozymes A/S, Class B	7,595	386,465
Pandora A/S	1,457	154,880
TDC A/S	41,179	245,410
Tryg A/S	10,121	233,994
Vestas Wind Systems A/S	2,688	244,883
William Demant Holding A/S†	9,330	247,007

		4,112,988

Finland - 0.6%

Elisa Oyj	8,794	384,359
Kone Oyj, Class B	3,953	214,552
Metso Oyj	7,856	260,559
Nokia OYJ	74,983	464,232
Nokian Renkaat Oyj	5,042	213,251
Orion Oyj, Class B	5,436	257,512
Sampo Oyj, Class A	11,249	594,014
UPM-Kymmene Oyj	10,130	263,731

		2,652,210

France - 3.3%

Accor SA	4,597	213,139
Aeroports de Paris	2,815	502,352
Air Liquide SA	4,183	511,378
Arkema SA	2,361	256,910
Atos SE	2,660	410,927
AXA SA	24,468	710,552
Bureau Veritas SA	12,706	302,519
Capgemini SE	2,743	304,476
Casino Guichard Perrachon SA	3,259	185,431
Cie de Saint-Gobain	5,254	288,365
CNP Assurances	12,364	287,235
Credit Agricole SA	21,290	375,695
Danone SA	8,969	706,969
Dassault Systemes SE	5,876	579,301
Essilor International SA	5,692	719,537
Eutelsat Communications SA	9,358	272,060
Fonciere Des Regions	2,037	201,534
Gecina SA	2,109	328,632
ICADE	2,531	224,953
Iliad SA	890	229,979
Imerys SA	2,842	250,100
Kering	1,881	706,539
Klepierre	8,921	359,488
L’Oreal SA	5,556	1,174,566
Lagardere SCA	9,463	304,280
Legrand SA	5,384	377,510
Schneider Electric SE	4,708	380,001
SCOR SE	8,324	349,058
Societe BIC SA	1,493	179,522
Sodexo SA	5,101	595,679
Unibail-Rodamco SE	1,363	347,010
Veolia Environnement SA	10,211	239,698
Vivendi SA	16,981	390,033
Wendel SA	1,751	277,672
Zodiac Aerospace	7,756	224,425

		13,767,525

Germany - 2.4%

Allianz SE	5,828	1,247,093
Beiersdorf AG	7,692	821,387
Brenntag AG	5,411	287,229
Continental AG	1,377	310,695
Deutsche Wohnen SE	5,229	222,105
Fraport AG Frankfurt Airport Services Worldwide	3,354	331,038
Fresenius SE & Co. KGaA	4,930	417,304
FUCHS PETROLUB SE (Preference Shares)	5,308	295,354
Hannover Rueck SE	2,979	361,195
Henkel AG & Co. KGaA	1,677	202,990
Henkel AG & Co. KGaA (Preference Shares)	3,268	438,000
Infineon Technologies AG	13,282	306,392
LANXESS AG	4,176	311,747
Linde AG	1,471	282,085
Merck KGaA	5,817	639,402
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	695,554
SAP SE	14,724	1,544,375
Symrise AG	4,994	365,093
Telefonica Deutschland Holding AG	42,775	231,573
TUI AG	19,530	330,567
Vonovia SE	9,834	415,682

		10,056,860

Hong Kong - 1.5%

AIA Group, Ltd.	174,800	1,342,349
Bank of East Asia, Ltd.	76,000	348,502
BOC Hong Kong Holdings, Ltd.	61,000	311,608
Hang Lung Properties, Ltd.	92,000	224,184
Hang Seng Bank, Ltd.	17,700	408,143
Henderson Land Development Co., Ltd.	37,607	233,999
HKT Trust & HKT, Ltd.	123,000	159,091
Hong Kong & China Gas Co., Ltd.	407,479	770,716
Hong Kong Exchanges & Clearing, Ltd.	15,800	431,738
Link REIT	62,500	517,060
PCCW, Ltd.	360,000	200,853
Power Assets Holdings, Ltd.	20,000	176,797
Sun Hung Kai Properties, Ltd.	15,000	250,471
Swire Pacific, Ltd., Class A	16,500	168,184
Swire Properties, Ltd.	113,600	393,961
Techtronic Industries Co., Ltd.	43,500	225,184

		6,162,840

Ireland - 1.1%

Accenture PLC, Class A	8,675	1,134,343
Alkermes PLC†	4,103	208,351

CRH PLC	8,730	305,229
DCC PLC	4,121	375,581
Jazz Pharmaceuticals PLC†#	1,834	273,926
Johnson Controls International PLC	14,883	589,218
Kerry Group PLC, Class A (ISE)	6,361	592,223
Pentair PLC	4,813	298,647
Perrigo Co. PLC#	5,230	412,961
Weatherford International PLC†#	47,110	180,431
Willis Towers Watson PLC	3,025	449,122

		4,820,032

Israel - 0.1%

Check Point Software Technologies, Ltd.†	2,287	255,847
NICE, Ltd.	4,159	324,216

		580,063

Italy - 0.7%

Assicurazioni Generali SpA	34,830	624,463
Atlantia SpA	7,576	244,049
Intesa Sanpaolo SpA	146,572	495,519
Italgas SpA	12,326	69,720
Luxottica Group SpA	3,520	202,878
Snam SpA	61,634	300,143
Terna Rete Elettrica Nazionale SpA	60,973	360,037
UniCredit SpA†	8,344	170,213
Unione di Banche Italiane SpA	64,284	297,407

		2,764,429

Japan - 9.7%

Aeon Co., Ltd.	14,600	215,603
AEON Financial Service Co., Ltd.	8,700	184,851
Aisin Seiki Co., Ltd.	8,300	418,472
Ajinomoto Co., Inc.	11,000	217,488
Amada Holdings Co., Ltd.	18,000	198,070
Aozora Bank, Ltd.	52,000	197,079
Astellas Pharma, Inc.	32,800	413,091
Bridgestone Corp.	7,800	335,372
Canon, Inc.	17,600	617,482
Central Japan Railway Co.	1,900	322,718
Chiba Bank, Ltd.	79,000	530,515
Chubu Electric Power Co., Inc.	12,500	163,706
Chugai Pharmaceutical Co., Ltd.	5,000	203,701
Concordia Financial Group, Ltd.	45,800	219,690
Dai Nippon Printing Co., Ltd.	16,000	189,317
Dai-ichi Life Holdings, Inc.	16,600	268,069
Daiichi Sankyo Co., Ltd.	15,200	359,821
Daikin Industries, Ltd.	2,200	220,449
Daito Trust Construction Co., Ltd.	1,300	231,115
Daiwa House Industry Co., Ltd.	9,500	333,040
Denso Corp.	13,700	666,489
Dentsu, Inc.	3,800	159,387
East Japan Railway Co.	5,600	515,315
Eisai Co., Ltd.	3,900	202,251
FANUC Corp.	2,800	544,716
Fuji Electric Co., Ltd.	45,000	248,735
FUJIFILM Holdings Corp.	4,600	181,295
Hankyu Hanshin Holdings, Inc.	4,800	183,484
Hisamitsu Pharmaceutical Co., Inc.	3,000	145,511
Hitachi Chemical Co., Ltd.	9,900	268,720
Hitachi Metals, Ltd.	17,700	237,094
Hitachi, Ltd.	44,000	303,567
Hoya Corp.	12,800	737,363
Idemitsu Kosan Co., Ltd.	10,300	252,663
Inpex Corp.	24,600	236,123
Isuzu Motors, Ltd.	15,000	196,965
JFE Holdings, Inc.	14,000	277,210
JTEKT Corp.	16,100	216,098
JXTG Holdings, Inc.	91,800	446,487
Kajima Corp.	25,000	229,789
Kao Corp.	10,000	624,876
KDDI Corp.	23,700	640,400
Keikyu Corp.	26,000	276,685
Keio Corp.	31,000	258,364
Keyence Corp.	1,400	730,663
Kintetsu Group Holdings Co., Ltd.	42,000	158,706
Komatsu, Ltd.	10,600	287,592
Kubota Corp.	25,000	435,227
Kurita Water Industries, Ltd.	7,900	227,909
Kyocera Corp.	5,600	337,052
Kyowa Hakko Kirin Co., Ltd.	10,000	175,958
LIXIL Group Corp.	10,600	278,527
Mabuchi Motor Co., Ltd.	4,500	213,019
Marubeni Corp.	66,200	431,631
McDonald’s Holdings Co. Japan, Ltd.	6,400	284,594
MEIJI Holdings Co., Ltd.	1,700	135,678
Mitsubishi Chemical Holdings Corp.	39,800	371,368
Mitsubishi Corp.	16,100	373,042
Mitsubishi Electric Corp.	29,000	430,399
Mitsubishi Estate Co., Ltd.	10,000	172,570
Mitsubishi Logistics Corp.	14,000	169,667
Mitsubishi Materials Corp.	7,700	276,737
Mitsui & Co., Ltd.	29,600	444,284
Mitsui Fudosan Co., Ltd.	12,000	260,189
MS&AD Insurance Group Holdings, Inc.	8,100	268,077
Murata Manufacturing Co., Ltd.	1,600	245,782
Nagoya Railroad Co., Ltd.	31,000	138,891
NGK Insulators, Ltd.	10,000	187,212
NGK Spark Plug Co., Ltd.	14,200	271,523
Nidec Corp.	3,800	431,685
Nikon Corp.	13,400	221,329
Nintendo Co., Ltd.	1,500	504,209
Nippon Steel & Sumitomo Metal Corp.	12,600	301,546
Nippon Telegraph & Telephone Corp.	13,700	682,430
Nissan Motor Co., Ltd.	41,200	410,406
Nitori Holdings Co., Ltd.	1,400	216,554
NOK Corp.	10,500	237,499
NSK, Ltd.	45,900	546,926
NTT Data Corp.	18,500	200,222
NTT DOCOMO, Inc.	24,700	574,404
Omron Corp.	5,600	281,698
Ono Pharmaceutical Co., Ltd.	5,900	120,416
Oracle Corp. Japan	3,200	237,064
Oriental Land Co., Ltd.	4,100	308,342
ORIX Corp.	19,200	308,335

Osaka Gas Co., Ltd.	46,000	180,284
Otsuka Holdings Co., Ltd.	6,100	246,159
Panasonic Corp.	27,800	371,527
Rakuten, Inc.	17,000	202,662
Resona Holdings, Inc.	115,700	578,840
Ryohin Keikaku Co., Ltd.	700	194,444
Santen Pharmaceutical Co., Ltd.	16,600	258,079
Secom Co., Ltd.	4,000	297,365
Sekisui House, Ltd.	11,400	197,743
Shimadzu Corp.	13,000	240,329
Shimano, Inc.	1,200	162,406
Shin-Etsu Chemical Co., Ltd.	6,700	593,755
Shionogi & Co., Ltd.	4,000	211,150
Shiseido Co., Ltd.	7,800	324,887
Shizuoka Bank, Ltd.	74,000	648,398
SMC Corp.	700	240,743
SoftBank Group Corp.	12,800	1,041,646
Sony Corp.	12,900	510,304
Sumitomo Chemical Co., Ltd.	43,000	258,248
Sumitomo Corp.	34,800	493,694
Sumitomo Dainippon Pharma Co., Ltd.	10,300	141,470
Sumitomo Mitsui Financial Group, Inc.	14,200	529,096
Sumitomo Mitsui Trust Holdings, Inc.	5,800	201,213
Suntory Beverage & Food, Ltd.	4,900	226,673
Sysmex Corp.	2,700	166,887
TDK Corp.	3,300	221,794
Terumo Corp.	5,100	197,377
Tobu Railway Co., Ltd.	40,000	221,834
Tohoku Electric Power Co., Inc.	14,100	193,124
Tokio Marine Holdings, Inc.	10,400	416,246
Tokyo Electron, Ltd.	2,600	369,643
Tokyo Gas Co., Ltd.	46,000	244,381
Tokyu Corp.	13,500	196,760
Toppan Printing Co., Ltd.	20,000	200,581
Toray Industries, Inc.	28,000	267,031
TOTO, Ltd.	5,500	210,020
Toyoda Gosei Co., Ltd.	13,600	317,842
Toyota Industries Corp.	7,200	384,827
Toyota Motor Corp.	3,500	197,602
Toyota Tsusho Corp.	8,500	262,387
Trend Micro, Inc.	9,900	459,421
Unicharm Corp.	8,500	200,373
West Japan Railway Co.	4,500	327,570
Yahoo Japan Corp.	40,100	184,082
Yakult Honsha Co., Ltd.	3,400	236,273
Yamaguchi Financial Group, Inc.	19,000	215,428
Yamazaki Baking Co., Ltd.	9,000	171,007

		40,992,203

Jersey - 0.5%

Delphi Automotive PLC	3,496	337,014
Ferguson PLC	4,223	251,235
Randgold Resources, Ltd.	3,036	311,151
Shire PLC	16,732	832,973
WPP PLC	28,561	524,158

		2,256,531

Liberia - 0.1%

Royal Caribbean Cruises, Ltd.	2,630	327,330

Luxembourg - 0.2%

RTL Group SA	6,325	480,221
SES SA FDR	14,875	340,421
Tenaris SA	13,542	180,359

		1,001,001

Netherlands - 2.0%

Aegon NV	70,452	402,702
Akzo Nobel NV	3,724	340,410
ASML Holding NV	3,981	620,221
Boskalis Westminster NV	5,238	171,291
CNH Industrial NV	27,566	313,566
Core Laboratories NV#	3,430	302,457
EXOR NV	4,981	320,396
ING Groep NV	48,736	865,843
Koninklijke Ahold Delhaize NV	21,039	378,675
Koninklijke DSM NV	3,564	270,654
Koninklijke KPN NV	50,803	179,750
Koninklijke Philips NV	22,996	871,902
Koninklijke Vopak NV	4,605	195,143
LyondellBasell Industries NV, Class A	6,634	600,974
NN Group NV	13,556	538,306
QIAGEN NV	15,177	487,047
RELX NV	25,248	530,818
STMicroelectronics NV	31,470	547,387
Wolters Kluwer NV	11,114	485,744

		8,423,286

New Zealand - 0.3%

Auckland International Airport, Ltd.	69,767	340,217
Contact Energy, Ltd.	48,523	194,425
Fletcher Building, Ltd.	30,262	177,420
Ryman Healthcare, Ltd.	45,044	294,400
Spark New Zealand, Ltd.	95,487	268,498

		1,274,960

Norway - 0.4%

DNB ASA	15,128	295,558
Gjensidige Forsikring ASA	23,102	404,367
Marine Harvest ASA	10,328	205,168
Orkla ASA	35,200	361,475
Telenor ASA	11,202	226,897

		1,493,465

Papua New Guinea - 0.1%

Oil Search, Ltd.	36,637	195,826

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	126,030	0
EDP - Energias de Portugal SA	93,029	357,230
Galp Energia SGPS SA	33,940	562,350

		919,580

Singapore - 1.0%

Broadcom, Ltd.	4,530	1,141,877
CapitaLand, Ltd.	80,000	223,404
City Developments, Ltd.	29,500	255,217
ComfortDelGro Corp., Ltd.	159,000	269,088
DBS Group Holdings, Ltd.	27,000	411,349
Jardine Cycle & Carriage, Ltd.	9,200	271,037
Oversea-Chinese Banking Corp., Ltd.	106,000	874,581
Singapore Telecommunications, Ltd.	97,000	265,736
StarHub, Ltd.	112,000	215,801
United Overseas Bank, Ltd.	27,000	479,371

		4,407,461

Spain - 1.3%

Aena SA*	1,353	264,473
Amadeus IT Group SA	6,764	419,639
Banco Bilbao Vizcaya Argentaria SA	92,461	818,092
Banco de Sabadell SA	138,750	305,392
Banco Santander SA	182,417	1,187,220
Bankinter SA	27,525	262,559
CaixaBank SA	80,880	418,227
Enagas SA	7,953	234,442
Grifols SA	10,560	298,756
Red Electrica Corp. SA	13,704	307,848
Repsol SA	25,496	438,121
Telefonica SA	60,355	651,296

		5,606,065

SupraNational - 0.0%

HK Electric Investments & HK Electric Investments, Ltd.*	191,000	175,688

Sweden - 1.2%

ASSA ABLOY AB, Class B	30,513	660,083
Atlas Copco AB, Class A	11,320	444,098
Atlas Copco AB, Class B	7,859	280,767
Boliden AB	9,577	335,657
Essity AB, Class B†	6,725	186,833
Getinge AB, Class B	9,028	168,077
Hennes & Mauritz AB, Class B	7,515	190,294
Hexagon AB, Class B	5,022	246,610
Industrivarden AB, Class C	11,313	268,130
Investor AB, Class B	16,914	791,493
Nordea Bank AB	21,352	287,451
Skandinaviska Enskilda Banken AB, Class A	20,839	271,352
Svenska Cellulosa AB SCA, Class B	6,725	56,087
Svenska Handelsbanken AB, Class A	38,558	576,384
Telefonaktiebolaget LM Ericsson, Class B	32,965	193,768

		4,957,084

Switzerland - 3.0%

ABB, Ltd.	28,594	662,524
Actelion, Ltd.†	2,230	625,016
Aryzta AG	5,640	177,839
Baloise Holding AG	1,739	277,125
Chubb, Ltd.	13,729	1,941,555
Coca-Cola HBC AG	11,386	389,585
EMS-Chemie Holding AG	379	259,245
Garmin, Ltd.#	4,306	221,759
Geberit AG	1,734	792,537
Givaudan SA	203	415,025
Kuehne & Nagel International AG	1,294	234,455
Pargesa Holding SA	6,739	546,429
Partners Group Holding AG	508	329,721
Schindler Holding AG	1,585	333,313
Schindler Holding AG (Participation Certificate)	1,303	279,218
SGS SA	169	377,810
Sika AG	52	368,840
Sonova Holding AG	3,591	607,214
Swatch Group AG	670	267,754
Swiss Life Holding AG	909	325,596
Swiss Prime Site AG	12,310	1,114,248
Swiss Re AG	4,613	418,038
Swisscom AG	1,889	952,977
Vifor Pharma AG	1,560	157,751
Zurich Insurance Group AG	1,749	523,623

		12,599,197

United Kingdom - 5.6%

3i Group PLC	53,962	676,807
Admiral Group PLC	14,174	354,072
Aggreko PLC	10,823	126,175
Antofagasta PLC	29,780	398,999
Aon PLC	3,253	452,687
Ashtead Group PLC	12,566	269,989
Auto Trader Group PLC*	37,662	172,272
Aviva PLC	77,931	526,911
Berkeley Group Holdings PLC	9,279	448,801
British Land Co. PLC	35,934	284,022
BT Group PLC	174,256	659,230
Bunzl PLC	33,711	1,007,363
Burberry Group PLC	11,844	275,557
Capita PLC	35,704	299,314
Compass Group PLC	25,390	542,077
Croda International PLC	4,382	217,600
Direct Line Insurance Group PLC	85,325	419,167
Dixons Carphone PLC	73,651	165,310
Fresnillo PLC	16,790	351,017
GKN PLC	50,050	206,521
Hammerson PLC	52,725	382,316
Hargreaves Lansdown PLC	10,788	195,403
Hikma Pharmaceuticals PLC	10,925	176,995
Inmarsat PLC	21,082	199,636
InterContinental Hotels Group PLC	7,447	372,877
Intertek Group PLC	10,773	712,328
Intu Properties PLC	104,195	335,316
Investec PLC	31,544	240,827
ITV PLC	74,244	152,326
Johnson Matthey PLC	5,956	212,744
Kingfisher PLC	40,468	156,533
Land Securities Group PLC	21,000	274,148
Legal & General Group PLC	161,043	541,654
Liberty Global PLC LiLAC, Class C†	5,443	140,375
Liberty Global PLC, Class A†	6,033	205,122
Liberty Global PLC, Class C†	7,042	232,597

London Stock Exchange Group PLC	7,068	360,856
Marks & Spencer Group PLC	41,696	172,482
Mediclinic International PLC	12,171	120,388
Merlin Entertainments PLC*	36,892	220,142
Mondi PLC	10,072	275,318
National Grid PLC	70,378	886,492
NEX Group PLC	18,206	156,053
Next PLC	6,024	321,836
Nielsen Holdings PLC	6,062	235,509
Old Mutual PLC	98,150	263,281
Pearson PLC	26,239	205,770
Persimmon PLC	9,136	314,277
Provident Financial PLC	5,712	65,313
RELX PLC	32,929	720,370
Royal Mail PLC	26,021	132,678
RSA Insurance Group PLC	57,944	499,518
Sage Group PLC	44,535	399,206
Schroders PLC	9,585	417,268
Segro PLC	54,440	378,959
Sky PLC	53,434	660,972
Smith & Nephew PLC	25,446	459,973
Smiths Group PLC	18,020	360,263
SSE PLC	33,488	616,883
St James’s Place PLC	33,593	501,284
Tate & Lyle PLC	34,732	306,851
TechnipFMC PLC†	6,714	172,262
TP ICAP PLC	14,877	94,938
Travis Perkins PLC	8,814	171,484
United Utilities Group PLC	43,128	507,271
Weir Group PLC	9,425	218,611
Whitbread PLC	4,680	227,323
Worldpay Group PLC*	130,782	705,652

		23,534,571

United States - 49.1%

A.O. Smith Corp.	4,170	232,227
AbbVie, Inc.	20,175	1,519,177
Activision Blizzard, Inc.	9,737	638,358
Acuity Brands, Inc.	725	128,173
Adobe Systems, Inc.†	7,642	1,185,733
Advance Auto Parts, Inc.	1,590	155,661
Affiliated Managers Group, Inc.	2,068	365,395
Aflac, Inc.	9,919	818,813
Agilent Technologies, Inc.	8,640	559,181
AGNC Investment Corp.	9,173	197,586
Air Products & Chemicals, Inc.	5,168	751,272
Akamai Technologies, Inc.†	3,270	154,181
Albemarle Corp.#	3,348	389,238
Alexion Pharmaceuticals, Inc.†	3,951	562,662
Alleghany Corp.†	398	223,982
Alliance Data Systems Corp.	920	207,460
Allstate Corp.	13,980	1,265,190
Alphabet, Inc., Class A†	4,082	3,899,290
Alphabet, Inc., Class C†	3,801	3,570,393
American Express Co.	15,233	1,311,561
American Tower Corp.	10,755	1,592,278
American Water Works Co., Inc.	5,568	450,451
Ameriprise Financial, Inc.	4,466	618,586
AmerisourceBergen Corp.	4,394	352,619
AMETEK, Inc.	4,930	311,823
Amgen, Inc.	13,075	2,324,343
Amphenol Corp., Class A	3,249	262,974
Anadarko Petroleum Corp.	8,297	339,596
Analog Devices, Inc.	10,056	841,386
Annaly Capital Management, Inc.	16,295	203,688
ANSYS, Inc.†	4,693	604,552
Antero Resources Corp.†#	6,732	132,553
Apache Corp. #	11,520	447,437
Applied Materials, Inc.	9,271	418,308
Assurant, Inc.	5,876	556,398
Atmos Energy Corp.	4,547	400,318
Autodesk, Inc.†	3,354	383,899
Automatic Data Processing, Inc.	12,257	1,305,003
AvalonBay Communities, Inc.	1,148	215,514
Avery Dennison Corp.	3,669	345,840
Baker Hughes, Inc.	4,989	169,127
Ball Corp. #	6,352	254,016
Baxter International, Inc.	9,257	574,304
BB&T Corp.	10,844	499,800
Becton Dickinson and Co.	3,884	774,625
Bed Bath & Beyond, Inc.#	4,159	114,747
Berkshire Hathaway, Inc., Class B†	17,072	3,092,764
Best Buy Co., Inc.	5,850	317,421
Biogen, Inc.†	2,412	763,543
BioMarin Pharmaceutical, Inc.†#	3,122	281,573
BlackRock, Inc.	2,225	932,297
Boston Properties, Inc.	1,856	223,834
Brixmor Property Group, Inc.	13,251	248,059
Broadridge Financial Solutions, Inc.	2,802	218,920
C.H. Robinson Worldwide, Inc.#	4,142	292,549
CA, Inc.	12,878	427,292
Cabot Oil & Gas Corp.	10,408	265,924
Calpine Corp.†	12,240	179,928
Campbell Soup Co.	2,840	131,208
Capital One Financial Corp.	8,990	715,694
Cardinal Health, Inc.	7,721	520,859
CarMax, Inc.†#	3,715	249,462
Caterpillar, Inc.	4,114	483,354
CBRE Group, Inc., Class A†	6,735	242,999
CBS Corp., Class B	8,634	553,094
CDW Corp.	4,492	284,883
Celanese Corp., Series A	5,247	509,064
Celgene Corp.†	10,195	1,416,391
Centene Corp.†	3,324	295,337
CenterPoint Energy, Inc.	9,924	293,949
CenturyLink, Inc.#	16,446	324,315
Cerner Corp.†	10,843	734,939
Charles Schwab Corp.	16,947	676,185
Chipotle Mexican Grill, Inc.†#	435	137,769
Church & Dwight Co., Inc.	5,892	295,602
Cimarex Energy Co.	1,884	187,816
Cincinnati Financial Corp.	7,048	541,568
Cintas Corp.#	2,934	396,119
Cisco Systems, Inc.	76,377	2,460,103
CIT Group, Inc.	5,817	260,892
Citizens Financial Group, Inc.	9,141	302,841
Citrix Systems, Inc.†	3,998	312,684

Clorox Co.	10,593	1,467,448
CME Group, Inc.	5,673	713,663
CMS Energy Corp.	10,564	512,777
Coach, Inc.	5,861	244,404
Cognizant Technology Solutions Corp., Class A	8,995	636,576
Colgate-Palmolive Co.	16,984	1,216,734
Comcast Corp., Class A	72,044	2,925,707
Comerica, Inc.	4,468	304,941
Concho Resources, Inc.†	1,786	198,192
Cooper Cos., Inc.	1,050	263,372
Corning, Inc.	14,840	426,798
Crown Castle International Corp.	8,215	890,835
CSX Corp.	17,593	883,169
D.R. Horton, Inc.	5,759	208,188
Danaher Corp.	15,390	1,283,834
Deere & Co.	8,676	1,005,809
DENTSPLY SIRONA, Inc.	5,808	328,559
Devon Energy Corp.	11,720	368,008
Digital Realty Trust, Inc.	2,876	340,346
Discover Financial Services	7,023	414,006
Discovery Communications, Inc., Class A†#	14,639	325,132
Discovery Communications, Inc., Class C†	15,464	324,899
DISH Network Corp., Class A†	5,080	291,033
Dollar Tree, Inc.†	4,673	372,158
Dover Corp.	9,002	764,090
Dr Pepper Snapple Group, Inc.	16,163	1,471,641
Dun & Bradstreet Corp.	2,788	310,695
DXC Technology Co.	1,687	143,395
E*TRADE Financial Corp.†	7,743	317,540
Eaton Vance Corp.	7,373	350,807
eBay, Inc.†	16,919	611,283
Ecolab, Inc.	6,409	854,320
Edgewell Personal Care Co.†	2,539	192,812
Edwards Lifesciences Corp.†	4,134	469,870
Electronic Arts, Inc.†	4,406	535,329
Emerson Electric Co.	22,504	1,328,636
EOG Resources, Inc.	6,297	535,182
EQT Corp.	4,034	251,480
Equifax, Inc.	2,762	393,502
Equinix, Inc.	1,497	701,210
Equity Residential	4,349	292,035
Estee Lauder Cos., Inc., Class A	5,535	592,190
Eversource Energy#	9,632	606,816
Expedia, Inc.#	2,598	385,439
Expeditors International of Washington, Inc.	11,730	658,053
Express Scripts Holding Co.†	10,839	680,906
Extra Space Storage, Inc.#	3,906	303,223
Facebook, Inc., Class A†	26,433	4,545,683
Fastenal Co.#	8,190	349,467
Federal Realty Investment Trust	3,058	388,152
Fidelity National Information Services, Inc.	8,745	812,585
Fifth Third Bancorp	15,741	411,312
First Republic Bank	3,876	376,166
Fiserv, Inc.†	7,981	987,330
FleetCor Technologies, Inc.†	1,246	179,137
Flowserve Corp.#	4,021	157,945
FNF Group	9,250	446,220
Ford Motor Co.	46,034	507,755
Fortive Corp.	7,695	499,944
Franklin Resources, Inc.	7,712	333,390
Gartner, Inc.†	1,876	226,227
General Mills, Inc.	20,561	1,095,079
Genuine Parts Co.	3,093	256,193
GGP, Inc.	7,155	148,466
Gilead Sciences, Inc.	16,851	1,410,597
Hanesbrands, Inc.#	9,177	222,634
Hasbro, Inc.	5,283	519,055
HCA Healthcare, Inc.†	3,556	279,715
HCP, Inc.	7,868	234,545
Helmerich & Payne, Inc.#	2,696	114,149
Hess Corp.	6,603	256,857
Hewlett Packard Enterprise Co.	19,643	354,753
Hilton Grand Vacations, Inc.†	800	29,000
Hilton Worldwide Holdings, Inc.	2,668	171,632
HollyFrontier Corp.	7,449	233,228
Hormel Foods Corp.#	10,317	317,145
Host Hotels & Resorts, Inc.	16,843	305,195
HP, Inc.	24,752	472,268
Humana, Inc.	1,960	504,935
Illinois Tool Works, Inc.	2,451	337,037
Illumina, Inc.†	1,489	304,441
Incyte Corp.†	2,512	345,174
Ingredion, Inc.	1,834	227,086
Intel Corp.	67,608	2,371,013
Intercontinental Exchange, Inc.	16,675	1,078,372
International Business Machines Corp.	12,454	1,781,296
International Flavors & Fragrances, Inc.	4,707	644,153
International Paper Co.	7,172	386,356
Interpublic Group of Cos., Inc.	10,654	214,572
Intuit, Inc.	7,491	1,059,602
Iron Mountain, Inc.	4,511	177,824
J.M. Smucker Co.	1,985	207,949
JB Hunt Transport Services, Inc.	3,516	347,697
JBG SMITH Properties†	1,820	59,569
Jones Lang LaSalle, Inc.	2,807	342,201
Juniper Networks, Inc.	8,086	224,225
Kansas City Southern	2,001	206,963
KeyCorp	16,491	283,810
Kimberly-Clark Corp.	15,783	1,945,886
Kinder Morgan, Inc.	22,465	434,248
KLA-Tencor Corp.	9,492	889,305
Kohl’s Corp.#	7,846	312,114
Kraft Heinz Co.	7,293	588,910
Kroger Co.	9,558	209,033
L Brands, Inc.#	4,771	172,806
Laboratory Corp. of America Holdings†	3,264	512,024
Lam Research Corp.	4,219	700,270
Lear Corp.	2,301	344,092
Level 3 Communications, Inc.†	4,959	269,918

Liberty Interactive Corp. QVC Group, Class A†	15,276	337,905
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,871	261,905
Lincoln National Corp.	4,705	319,281
LKQ Corp.†	10,988	380,734
Loews Corp.	5,566	259,264
Lowe’s Cos., Inc.	9,390	693,827
M&T Bank Corp.	3,811	563,494
Macerich Co.	2,125	112,136
Macy’s, Inc.	6,279	130,415
Marathon Oil Corp.	19,432	216,084
Markel Corp.†#	505	531,255
Marriott International, Inc., Class A	4,761	493,144
Marsh & McLennan Cos., Inc.	7,787	608,009
Masco Corp.	5,856	215,325
MasterCard, Inc., Class A	14,855	1,980,171
Mattel, Inc.#	12,911	209,416
Maxim Integrated Products, Inc.	5,112	238,526
McCormick & Co., Inc.#	2,150	204,530
MEDNAX, Inc.†	4,160	186,576
Microchip Technology, Inc.#	7,794	676,519
Micron Technology, Inc.†	15,302	489,205
Microsoft Corp.	105,527	7,890,254
Mid-America Apartment Communities, Inc.	1,694	180,343
Monster Beverage Corp.†	6,084	339,609
Mosaic Co.	6,964	139,141
Motorola Solutions, Inc.	5,584	492,062
MSCI, Inc.	2,388	273,689
Murphy Oil Corp.#	10,560	239,290
Nasdaq, Inc.	6,716	506,252
National Oilwell Varco, Inc.#	13,658	418,891
Navient Corp.	15,252	201,326
NetApp, Inc.	7,429	287,205
Netflix, Inc.†	4,682	817,992
New York Community Bancorp, Inc.	12,075	145,504
Newell Brands, Inc.	7,862	379,577
Newfield Exploration Co.†	4,586	119,832
NiSource, Inc.	13,830	371,612
Noble Energy, Inc.	9,481	225,363
Nordstrom, Inc.#	4,711	210,205
Norfolk Southern Corp.	4,381	527,998
Northern Trust Corp.	5,252	464,802
Nucor Corp.	9,846	542,613
NVIDIA Corp.	10,317	1,748,112
O’Reilly Automotive, Inc.†	1,151	225,746
Occidental Petroleum Corp.	6,941	414,378
OGE Energy Corp.	6,618	236,395
Omnicom Group, Inc.#	11,877	859,657
ONEOK, Inc.	7,889	427,268
Oracle Corp.	40,001	2,013,250
PACCAR, Inc.	4,720	313,078
Palo Alto Networks, Inc.†	1,448	192,135
Park Hotels & Resorts, Inc.	1,768	47,188
Parker-Hannifin Corp.	4,152	668,015
Paychex, Inc.	19,483	1,111,115
PayPal Holdings, Inc.†	15,885	979,787
People’s United Financial, Inc.	22,008	367,534
PepsiCo, Inc.	28,141	3,256,758
Pioneer Natural Resources Co.	1,932	250,484
PNC Financial Services Group, Inc.	10,505	1,317,432
PPL Corp.	31,005	1,216,636
Priceline Group, Inc.†	616	1,140,881
Principal Financial Group, Inc.	9,465	591,752
Procter & Gamble Co.	38,851	3,584,782
Progressive Corp.	24,476	1,137,644
Prologis, Inc.	6,021	381,491
Prudential Financial, Inc.	8,857	904,123
Public Storage	1,999	410,475
QUALCOMM, Inc.	21,544	1,126,105
Quest Diagnostics, Inc.	6,487	702,866
Quintiles IMS Holdings, Inc.†	2,810	269,844
Range Resources Corp.#	5,909	102,580
Raymond James Financial, Inc.	5,302	415,253
Red Hat, Inc.†	2,648	284,660
Regeneron Pharmaceuticals, Inc.†	1,040	516,776
Regions Financial Corp.	21,191	299,005
Republic Services, Inc.	6,786	442,719
ResMed, Inc.#	2,871	222,732
Robert Half International, Inc.	4,872	220,702
Rockwell Automation, Inc.	4,117	675,435
Roper Technologies, Inc.	4,838	1,115,933
Ross Stores, Inc.	6,969	407,338
S&P Global, Inc.	4,248	655,594
salesforce.com, Inc.†	8,590	820,259
SBA Communications Corp.†	5,672	870,936
Scripps Networks Interactive, Inc., Class A	4,556	390,221
Sealed Air Corp.#	3,953	175,434
SEI Investments Co.	4,295	251,086
ServiceNow, Inc.†	2,686	312,086
Simon Property Group, Inc.	3,310	519,174
Snap-on, Inc.#	2,120	312,848
Southwest Airlines Co.	4,588	239,218
Southwestern Energy Co.†	14,608	79,614
Splunk, Inc.†#	3,227	216,499
Stanley Black & Decker, Inc.	3,498	503,712
Starbucks Corp.	23,035	1,263,700
Stryker Corp.	4,534	640,972
SunTrust Banks, Inc.	10,302	567,640
Synchrony Financial	10,798	332,470
T. Rowe Price Group, Inc.	6,856	578,372
TD Ameritrade Holding Corp.	8,363	362,285
Tesla, Inc.†#	938	333,834
Texas Instruments, Inc.	11,801	977,359
Thermo Fisher Scientific, Inc.	8,190	1,532,677
Tiffany & Co.	3,930	359,202
TJX Cos., Inc.	13,325	963,397
Toll Brothers, Inc.	6,710	261,422
Torchmark Corp.	13,741	1,057,645
Total System Services, Inc.	7,477	516,810
Tractor Supply Co.#	1,874	111,522
TransDigm Group, Inc.#	831	216,608
Travelers Cos., Inc.	9,938	1,204,287
Trimble, Inc.†	10,103	390,784
TripAdvisor, Inc.†#	2,793	119,345

Twenty-First Century Fox, Inc., Class B	14,171	384,034
UGI Corp.	5,791	286,133
Ulta Beauty, Inc.†	1,451	320,686
Union Pacific Corp.	14,034	1,477,780
United Parcel Service, Inc., Class B	13,351	1,526,820
United Rentals, Inc.†	2,725	321,714
United Therapeutics Corp.†	2,180	285,144
US Bancorp	30,198	1,547,647
Valero Energy Corp.	4,416	300,730
Vantiv, Inc., Class A†	3,592	253,918
Varian Medical Systems, Inc.†#	3,147	334,369
Ventas, Inc.	5,335	365,127
VeriSign, Inc.†#	5,122	531,408
Verisk Analytics, Inc.†	6,616	536,227
Vertex Pharmaceuticals, Inc.†	4,679	751,167
Viacom, Inc., Class B	7,902	225,997
Visa, Inc., Class A#	27,304	2,826,510
Vornado Realty Trust	3,640	271,144
Voya Financial, Inc.	7,253	277,282
Vulcan Materials Co.	2,163	262,285
Walgreens Boots Alliance, Inc.	10,661	868,871
Walt Disney Co.	21,553	2,181,164
Waters Corp.†	1,325	243,111
WEC Energy Group, Inc.#	6,906	450,409
Welltower, Inc.	4,073	298,225
Western Digital Corp.	3,913	345,401
Western Union Co.	11,620	219,850
WestRock Co.	4,699	267,420
Weyerhaeuser Co.	7,956	259,445
Whirlpool Corp.	1,088	186,723
WR Berkley Corp.#	7,712	513,928
WW Grainger, Inc.#	1,740	282,872
Wyndham Worldwide Corp.	2,547	253,885
Xerox Corp.	5,582	180,131
Yum! Brands, Inc.	5,094	391,321
Zoetis, Inc.	6,582	412,691

		207,080,622

Total Common Stocks
(cost $327,394,423)		395,418,842

RIGHTS - 0.0%

Getinge AB†
Expires 09/14/2017 (strike price SEK 127) (cost $0)	9,028	3,340

Total Long-Term Investment Securities
(cost $327,394,423)		395,422,182

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(3)(4)	1,801,341	1,801,341

U.S. Government Treasuries - 0.7%

United States Treasury Bills 0.97% due 09/07/2017(5)	$2,000,000	1,999,703
1.12% due 02/01/2018(5)	1,000,000	995,548

		2,995,251

Total Short-Term Investment Securities
(cost $4,796,295)		4,796,592

REPURCHASE AGREEMENTS - 4.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $20,378,068 collateralized by $20,845,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $20,787,718

(cost $20,378,000)	20,378,000	20,378,000

TOTAL INVESTMENTS
(cost $352,568,718)	99.8%	420,596,774
Other assets less liabilities	0.2	823,033

NET ASSETS	100.0%	$421,419,807

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $1,780,810 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (See Note 1).
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $1,012 representing 0.0% of net assets.
(3)	At August 31, 2017, the Fund had loaned securities with a total value of $16,651,153. This was secured by collateral of $1,801,341, which was received in cash and subsequently invested in short-term investments currently valued at $1,801,341 as reported in the Portfolio of Investments. Additional collateral of $15,183,189 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,778,051
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	1,461,023
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	3,052,351
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	410,913
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	8,480,851

(4)	The rate shown is the 7-day yield as of August 31, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

FDR - Fiduciary Depositary Receipt

ISE - Irish Stock Exchange

SEK - Swedish Krona

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
209	Long	S&P 500 E-Mini Index	September 2017	$25,448,467	$25,812,545	$364,078

*	Notional basis refers to contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Repurchase Agreements	4.8%
Real Estate Investment Trusts	4.2
Banks-Commercial	3.6
Applications Software	2.7
Insurance-Life/Health	2.4
Insurance-Multi-line	2.4
Medical-Biomedical/Gene	2.3
Insurance-Property/Casualty	2.1
Web Portals/ISP	1.8
Finance-Credit Card	1.8
Medical-Drugs	1.7
Cosmetics & Toiletries	1.7
Electronic Components-Semiconductors	1.7
Oil Companies-Exploration & Production	1.6
Insurance-Reinsurance	1.5
Telephone-Integrated	1.4
Beverages-Non-alcoholic	1.4
Transport-Rail	1.3
Internet Content-Entertainment	1.3
Banks-Super Regional	1.3
Cable/Satellite TV	1.3
Investment Management/Advisor Services	1.2
Chemicals-Diversified	1.2
Commercial Services-Finance	1.1
Computer Services	1.1
Multimedia	1.1
Food-Misc./Diversified	1.0
Enterprise Software/Service	1.0
Commercial Services	1.0
Medical Products	0.9
Finance-Other Services	0.9
Chemicals-Specialty	0.9
Auto/Truck Parts & Equipment-Original	0.9
Gas-Distribution	0.9
Data Processing/Management	0.9
Semiconductor Equipment	0.9
Real Estate Management/Services	0.9
Electronic Components-Misc.	0.9
Real Estate Operations & Development	0.9
Transport-Services	0.8
Electric-Integrated	0.7
Consumer Products-Misc.	0.7
U.S. Government Treasuries	0.7
Distribution/Wholesale	0.7
Diagnostic Equipment	0.7
Electric Products-Misc.	0.7
Diversified Manufacturing Operations	0.7
Hotels/Motels	0.7
Machinery-Electrical	0.7
Networking Products	0.6
Building & Construction Products-Misc.	0.6
Semiconductor Components-Integrated Circuits	0.6
Pipelines	0.6
Investment Companies	0.5
Electronic Measurement Instruments	0.5
Retail-Restaurants	0.5
Machinery-General Industrial	0.5
Oil Companies-Integrated	0.5
Import/Export	0.5
Food-Retail	0.5
Diversified Operations	0.5
Telecom Services	0.5
Registered Investment Companies	0.5
Airport Development/Maintenance	0.5
Oil Refining & Marketing	0.5
Oil-Field Services	0.4
Finance-Investment Banker/Broker	0.4
E-Commerce/Services	0.4
Building-Residential/Commercial	0.4
Machinery-Farming	0.4
Advertising Agencies	0.4
Industrial Gases	0.4
Electric-Distribution	0.4
Machinery-Construction & Mining	0.4
Medical Labs & Testing Services	0.4
Retail-Major Department Stores	0.3
Diversified Banking Institutions	0.3
Computer Aided Design	0.3
Insurance Brokers	0.3
Auto-Cars/Light Trucks	0.3
Steel-Producers	0.3
Retail-Apparel/Shoe	0.3
Water	0.3
Electronic Forms	0.3
Cellular Telecom	0.3
Consulting Services	0.3
Broadcast Services/Program	0.3
Private Equity	0.3
Paper & Related Products	0.3
Retail-Discount	0.3
Computers-Memory Devices	0.3
Toys	0.2
Industrial Automated/Robotic	0.2
Television	0.2
Entertainment Software	0.2
Public Thoroughfares	0.2
Food-Catering	0.2
Medical Instruments	0.2
Wireless Equipment	0.2
Soap & Cleaning Preparation	0.2
Gold Mining	0.2
Audio/Video Products	0.2
Medical-Wholesale Drug Distribution	0.2
Retail-Drug Store	0.2
Rubber-Tires	0.2
Retail-Building Products	0.2
Computers	0.2
Tools-Hand Held	0.2
Satellite Telecom	0.2
Building Products-Air & Heating	0.2
Medical-HMO	0.2
Retail-Jewelry	0.2
Banks-Fiduciary	0.2
Medical-Hospitals	0.2
Medical Information Systems	0.2
Containers-Paper/Plastic	0.2
Metal-Diversified	0.2
Non-Hazardous Waste Disposal	0.2
Electric-Transmission	0.2
Electronic Security Devices	0.2
Retail-Auto Parts	0.2
Cruise Lines	0.2
Rental Auto/Equipment	0.2
Building Products-Cement	0.2
Food-Meat Products	0.2
Telecommunication Equipment	0.2
Resorts/Theme Parks	0.2
Human Resources	0.2
Apparel Manufacturers	0.2
E-Commerce/Products	0.1
Office Automation & Equipment	0.1
Optical Supplies	0.1
Pharmacy Services	0.1
Internet Security	0.1
Finance-Consumer Loans	0.1

Metal-Copper	0.1
Metal Processors & Fabrication	0.1
Web Hosting/Design	0.1
Office Supplies & Forms	0.1
Savings & Loans/Thrifts	0.1
Auto-Heavy Duty Trucks	0.1
Diagnostic Kits	0.1
Publishing-Periodicals	0.1
Retail-Consumer Electronics	0.1
Computers-Integrated Systems	0.1
Finance-Mortgage Loan/Banker	0.1
Non-Ferrous Metals	0.1
Retail-Regional Department Stores	0.1
Food-Dairy Products	0.1
Transactional Software	0.1
Oil Field Machinery & Equipment	0.1
Dialysis Centers	0.1
Medical-Generic Drugs	0.1
Photo Equipment & Supplies	0.1
Power Converter/Supply Equipment	0.1
Home Decoration Products	0.1
Machinery-Pumps	0.1
Computer Software	0.1
Silver Mining	0.1
Transport-Truck	0.1
Retail-Catalog Shopping	0.1
Metal-Iron	0.1
Travel Services	0.1
Dental Supplies & Equipment	0.1
Retail-Perfume & Cosmetics	0.1
Finance-Leasing Companies	0.1
Gas-Transportation	0.1
Security Services	0.1
Retirement/Aged Care	0.1
E-Services/Consulting	0.1
Decision Support Software	0.1
Electronic Connectors	0.1
Radio	0.1
Chemicals-Plastics	0.1
Containers-Metal/Glass	0.1
Retail-Automobile	0.1
Energy-Alternate Sources	0.1
Instruments-Scientific	0.1
Airlines	0.1
Steel-Specialty	0.1
Building & Construction-Misc.	0.1
Water Treatment Systems	0.1
Machine Tools & Related Products	0.1
Aerospace/Defense-Equipment	0.1
Respiratory Products	0.1
Aerospace/Defense	0.1
Retail-Home Furnishings	0.1
Building Products-Wood	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$8,793,652	**	$1,012	$8,794,664
Portugal	—	919,580	**	0	919,580
Other Countries	237,361,939	148,342,659	**	—	385,704,598
Rights	3,340	—		—	3,340
Short-Term Investment Securities:
Registered Investment Companies	1,801,341	—		—	1,801,341
U.S. Government Treasuries	—	2,995,251		—	2,995,251
Repurchase Agreements	—	20,378,000		—	20,378,000

Total Investments at Value	$239,166,620	$181,429,142		$1,012	$420,596,774

Other Financial Instruments:†
Futures Contracts	$364,078	$—		$—	$364,078

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board

(see Note 1).

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $157,326,980 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See	Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 64.3%
Bermuda - 0.3%

Kunlun Energy Co., Ltd.#	1,414,000	$1,371,812

Canada - 1.6%

Alamos Gold, Inc., Class A	266,430	2,219,362
Husky Energy, Inc.†	168,200	1,967,889
Tahoe Resources, Inc.	157,700	752,666
Wheaton Precious Metals Corp.#	94,700	1,967,182

		6,907,099

Cayman Islands - 1.5%

Baidu, Inc. ADR†	15,420	3,516,531
CK Hutchison Holdings, Ltd.	206,000	2,701,984

		6,218,515

China - 2.1%

China Life Insurance Co., Ltd.	853,000	2,751,125
China Telecom Corp., Ltd.	6,502,000	3,352,692
Sinopharm Group Co., Ltd.	560,800	2,534,220

		8,638,037

France - 4.7%

AXA SA	120,613	3,502,610
BNP Paribas SA	58,629	4,465,777
Cie de Saint-Gobain	50,563	2,775,142
Cie Generale des Etablissements Michelin	15,450	2,107,957
Credit Agricole SA	80,663	1,423,424
Sanofi	27,802	2,714,561
TOTAL SA	55,110	2,851,450

		19,840,921

Germany - 3.2%

Deutsche Lufthansa AG	59,211	1,486,311
HeidelbergCement AG	13,360	1,283,044
Innogy SE*	34,590	1,524,465
LANXESS AG#	46,780	3,492,224
Merck KGaA	31,500	3,462,468
Siemens AG ADR	32,997	2,163,943

		13,412,455

Ireland - 1.7%

Allergan PLC	16,865	3,870,180
CRH PLC	51,831	1,812,180
Medtronic PLC	17,000	1,370,540

		7,052,900

Israel - 0.5%

Teva Pharmaceutical Industries, Ltd. ADR	126,315	2,003,356

Italy - 0.8%

Eni SpA	218,658	3,429,649

Japan - 6.2%

IHI Corp.†#	499,000	1,656,138
Inpex Corp.	157,800	1,514,644
Konica Minolta, Inc.	352,500	2,821,535
Nissan Motor Co., Ltd.	141,600	1,410,523
Omron Corp.	64,000	3,219,403
Panasonic Corp.	288,700	3,858,263
Ryohin Keikaku Co., Ltd.	6,100	1,694,440
SoftBank Group Corp.	54,300	4,418,858
Sumitomo Metal Mining Co., Ltd.	101,000	1,744,149
Suntory Beverage & Food, Ltd.	80,300	3,714,656

		26,052,609

Jersey - 0.3%

Shire PLC	27,562	1,372,125

Luxembourg - 0.5%

SES SA FDR	87,210	1,995,842

Netherlands - 1.5%

ING Groep NV	123,209	2,188,930
LyondellBasell Industries NV, Class A	24,500	2,219,455
QIAGEN NV	62,864	2,017,377

		6,425,762

Norway - 1.2%

Telenor ASA	169,332	3,429,829
Yara International ASA	34,060	1,393,305

		4,823,134

Portugal - 0.6%

Galp Energia SGPS SA	164,430	2,724,433

Singapore - 0.4%

Singapore Telecommunications, Ltd.	537,000	1,471,138

South Korea - 3.2%

Hana Financial Group, Inc.	66,154	2,873,431
Hyundai Mobis Co., Ltd.	7,998	1,673,536
KB Financial Group, Inc. ADR	37,228	1,828,639
Samsung Electronics Co., Ltd.	3,316	6,847,393

		13,222,999

Sweden - 0.4%

Getinge AB, Class B	91,830	1,709,625

Switzerland - 1.8%

Novartis AG	15,580	1,314,017
Roche Holding AG	11,730	2,989,762
UBS Group AG	201,460	3,323,120

		7,626,899

Taiwan - 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	448,914	3,231,648

Thailand - 0.7%

Bangkok Bank PCL NVDR	507,900	2,823,299

United Kingdom - 9.2%

Aviva PLC	205,331	1,388,294
BAE Systems PLC	365,484	2,869,655
Barclays PLC	1,089,950	2,695,239
BP PLC	998,400	5,766,078
GlaxoSmithKline PLC	63,366	1,256,970
HSBC Holdings PLC	474,783	4,630,594
Kingfisher PLC	346,386	1,339,845
LivaNova PLC†	33,900	2,121,462
Rolls-Royce Holdings PLC	135,480	1,600,016
Royal Dutch Shell PLC, Class B	168,606	4,712,186
Sky PLC	160,680	1,987,592
Standard Chartered PLC†	367,722	3,658,594
Vodafone Group PLC ADR#	153,464	4,455,060

		38,481,585

United States - 21.1%

Allegheny Technologies, Inc.#		62,090	1,293,335
Alphabet, Inc., Class A†		5,600	5,349,344
Amgen, Inc.		22,790	4,051,378
Apache Corp.#		35,060	1,361,730
Apple, Inc.		36,060	5,913,840
Capital One Financial Corp.		41,820	3,329,290
Celgene Corp.†		25,190	3,499,647
Chevron Corp.		10,640	1,145,077
Citigroup, Inc.		75,630	5,145,109
Comcast Corp., Class A		116,830	4,744,466
CommScope Holding Co., Inc.†		41,900	1,385,214
ConocoPhillips		61,460	2,683,344
Coty, Inc., Class A#		85,700	1,420,906
Devon Energy Corp.		34,200	1,073,880
DXC Technology Co.		21,070	1,790,950
Eastman Chemical Co.		18,540	1,598,148
Eli Lilly & Co.		37,530	3,050,814
Gilead Sciences, Inc.		48,550	4,064,120
Intel Corp.		38,700	1,357,209
Ionis Pharmaceuticals, Inc.†#		34,590	1,854,716
JPMorgan Chase & Co.		49,820	4,528,140
Knowles Corp.†		120,140	1,762,454
Microsoft Corp.		66,874	5,000,169
Oracle Corp.		126,760	6,379,831
Pfizer, Inc.		41,539	1,409,003
Rockwell Collins, Inc.		15,350	2,011,617
Stanley Black & Decker, Inc.		21,050	3,031,200
Twenty-First Century Fox, Inc., Class A		73,157	2,018,402
Voya Financial, Inc.		73,850	2,823,285
Walgreens Boots Alliance, Inc.		44,550	3,630,825

			88,707,443

Total Common Stocks
(cost $225,443,660)			269,543,285

FOREIGN GOVERNMENT OBLIGATIONS - 27.0%
Argentina - 1.7%

Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	52,587,000	3,359,852
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	16,481,000	1,004,393
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,496,000	2,575,634
Republic of Argentina Bonds 21.20% due 09/19/2018	ARS	2,143,000	136,556
Republic of Argentina FRS Bonds 22.57% (BADLARPP+2.00%) due 04/03/2022	ARS	2,800,000	164,325

			7,240,760

Brazil - 4.8%

Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	412,408
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,406,969
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	15,720,000	5,216,442
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	4,890,000	1,621,973
Federative Republic of Brazil Series F 10.00% due 01/01/2023	BRL	11,195,000	3,683,718
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	20,730,000	6,777,670

			20,119,180

Colombia - 1.6%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	20,355
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	783,828
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,315,035
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	118,968
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	7,660,000,000	2,782,850
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	516,100

			6,537,136

Ghana - 0.6%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	321,764
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	988,205

Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	333,429
Republic of Ghana Senior Notes 19.75% due 03/15/2032	GHS	4,210,000	1,001,328
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	11,992
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	13,102
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	13,079
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	13,267

			2,696,166

India - 2.9%

Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	634,917
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	2,109,763
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,358,809
Republic of India Senior Notes 8.12% due 12/10/2020	INR	380,000,000	6,236,218
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	997,562

			12,337,269

Indonesia - 3.5%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,205
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	22,697
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	361,708
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	110,369,000,000	8,989,465
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	692,471
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	273,010
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	198,332
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	10,008
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	24,708
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,130,073
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,442,416
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	644,992
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	21,661

			14,817,746

Mexico - 4.1%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,421,880	133,145
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,646,765	261,615
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,105,568	176,561
United Mexican States Bonds 4.75% due 06/14/2018	MXN	131,130,000	7,213,993
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,749,237
United Mexican States Bonds 8.50% due 12/13/2018	MXN	14,210,000	810,656

			17,345,207

Philippines - 0.9%

Republic of the Philippines Senior Notes 2.13% due 05/23/2018	PHP	61,305,000	1,191,471
Republic of the Philippines Senior Notes 3.38% due 08/20/2020	PHP	3,200,000	61,665
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,379,064
Republic of the Philippines Senior Notes 5.00% due 08/18/2018	PHP	2,700,000	53,780

			3,685,980

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	271,915

South Africa - 0.7%

Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	4,488,000	246,294
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	3,729,000	237,747
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	5,719,000	403,264
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	8,378,000	587,170
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	3,231,000	222,044
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	8,403,000	606,225
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	4,659,000	401,751

			2,704,495

South Korea - 5.9%

Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	466,350
Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,791,041
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,048,607
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	9,028,000,000	7,982,726
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,232,639
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	227,029
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	2,038,820
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,989,185
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	541,682
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,347,448

			24,665,527

Ukraine - 0.2%

Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(5)		1,520,000	893,547

Total Foreign Government Obligations
(cost $108,111,960)			113,314,928

RIGHTS - 0.0%
Sweden - 0.0%

Getinge AB Expires 09/14/2017 (strike price SEK 127) (cost $0)	SEK	91,830	33,978

Total Long-Term Investment Securities
(cost $333,555,620)			382,892,191

SHORT-TERM INVESTMENT SECURITIES - 7.6%
Foreign Government Obligations - 3.2%

Republic of Argentina 22.75% due 03/05/2018	ARS	127,000	7,306

United Mexican States 5.22% due 09/14/2017	MXN	27,636,500	1,541,541
5.32% due 11/09/2017	MXN	27,662,000	1,526,053
6.15% due 11/09/2017	MXN	8,688,400	479,320
6.20% due 11/09/2017	MXN	4,025,100	222,056
6.68% due 09/14/2017	MXN	8,303,700	463,174
6.70% due 09/14/2017	MXN	10,040,500	560,051
6.70% due 09/28/2017	MXN	9,591,100	533,519
6.70% due 10/12/2017	MXN	10,877,300	603,393
6.73% due 09/14/2017	MXN	4,991,300	278,411
6.83% due 03/01/2018	MXN	9,574,500	516,804
6.89% due 02/01/2018	MXN	2,432,900	132,035
6.91% due 09/14/2017	MXN	4,378,700	244,240
6.92% due 01/04/2018	MXN	6,159,900	336,128
6.96% due 09/07/2017	MXN	4,880,000	272,576
6.96% due 09/14/2017	MXN	1,294,700	72,217
6.97% due 09/07/2017	MXN	2,838,400	158,541
6.97% due 09/14/2017	MXN	1,991,800	111,101
6.98% due 09/14/2017	MXN	995,500	55,528
6.98% due 09/28/2017	MXN	1,493,900	83,100
7.00% due 09/28/2017	MXN	1,991,100	110,758
7.01% due 09/14/2017	MXN	4,093,100	228,310
7.01% due 10/12/2017	MXN	3,683,500	204,334
7.03% due 09/28/2017	MXN	1,991,800	110,797
7.05% due 10/12/2017	MXN	6,139,600	340,580
7.06% due 10/26/2017	MXN	9,557,200	528,704
7.07% due 11/09/2017	MXN	1,991,100	109,845
7.08% due 11/23/2017	MXN	16,567,700	911,512
7.09% due 11/09/2017	MXN	995,500	54,920
7.13% due 03/01/2018	MXN	1,792,000	96,727
7.15% due 03/01/2018	MXN	1,991,100	107,474
7.17% due 11/23/2017	MXN	6,139,600	337,785
7.19% due 12/07/2017	MXN	14,325,700	786,000
7.20% due 04/26/2018	MXN	1,493,300	79,741
7.21% due 04/26/2018	MXN	7,367,500	393,420
7.22% due 04/26/2018	MXN	10,355,600	552,982
7.23% due 04/26/2018	MXN	8,283,400	442,329
			13,586,006

Total Foreign Government Obligations
(cost $13,073,088)			13,593,312

Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(2)(3)		1,653,013	1,653,013

Time Deposits - 1.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017		4,909,000	4,909,000

U.S. Government Agencies - 2.8%

Federal Home Loan Bank Disc. Notes 0.91% due 09/01/2017	11,780,000	11,780,000

Total Short-Term Investment Securities
(cost $31,415,101)		31,935,325

TOTAL INVESTMENTS
(cost $364,970,721)	98.9%	414,827,516
Other assets less liabilities	1.1	4,765,471

NET ASSETS	100.0%	$419,592,987

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $2,689,927 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	At August 31, 2017, the Fund had loaned securities with a total value of $11,403,632. This was secured by collateral of $1,653,013, which was received in cash and subsequently invested in short-term investments currently valued at $1,653,013 as reported in the Portfolio of Investments. Additional collateral of $10,127,560 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,012,718
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	970,491
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,346,553
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	103,742
United States Treasury Notes/Bonds	zero coupon to 6.13%	09/30/2017 to 05/15/2047	6,694,056

(3)	The rates shown is the 7-day yield as of August 31, 2017.
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

ADR - American Depositary Receipt

ARS - Argentine Peso

BRL - Brazilian Real

COP - Columbian Peso

FDR - Fiduciary Depositary Receipt

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

NVDR - Non-Voting Depositary Receipt

PHP - Philippine Peso

SEK - Swedish Krona

ZAR - South African Rand

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP - Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts

		Rates Exchanged		Value
Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD 26,500	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi - annually	$—	$(958,243)
USD 11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70/Semi - annually	—	(800,850)

					$(1,759,093)

USD - United States Dollar

LIBOR - London Interbank Offered rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	156,097	USD	176,600	09/08/2017	$—	$(9,253)
	EUR	156,097	USD	178,731	10/10/2017	—	(7,446)
	EUR	1,007,000	USD	1,155,230	10/11/2017	—	(45,878)
	EUR	2,338,208	USD	2,779,825	10/16/2017	—	(9,814)
	EUR	62,961	USD	74,848	10/17/2017	—	(273)
	EUR	4,259,400	USD	4,994,232	10/31/2017	—	(91,453)
	EUR	214,240	USD	257,150	11/30/2017	948	—

						948	(164,117)

Barclays Bank PLC	EUR	453,000	USD	510,480	09/08/2017	—	(28,873)
	EUR	188,102	USD	214,904	09/29/2017	—	(9,312)
	JPY	40,123,600	USD	354,852	09/11/2017	—	(10,213)
	JPY	24,850,000	USD	222,106	09/21/2017	—	(4,101)
	JPY	557,000,000	USD	5,006,247	11/08/2017	—	(75,290)
	JPY	78,940,000	USD	697,153	01/16/2018	—	(25,698)
	JPY	116,230,000	USD	1,052,999	02/09/2018	—	(12,813)
	JPY	67,630,000	USD	626,737	02/28/2018	5,888	—
	USD	319,174	EUR	270,000	09/08/2017	2,295	—

						8,183	(166,300)

Citibank N.A.	EUR	89,576	USD	100,599	09/13/2017	—	(6,079)
	EUR	1,398,276	BRL	5,260,000	10/25/2017	—	(10,330)
	EUR	685,000	USD	813,482	11/03/2017	—	(4,528)
	EUR	419,900	USD	495,921	11/08/2017	—	(5,644)
	EUR	1,906,904	USD	2,247,664	11/14/2017	—	(30,824)
	JPY	29,930,000	USD	267,268	11/14/2017	—	(5,861)
	JPY	32,100,000	USD	295,925	12/08/2017	2,656	—
	JPY	79,600,000	USD	710,838	12/12/2017	—	(16,567)
	JPY	72,889,000	USD	659,372	01/25/2018	—	(8,422)
	JPY	280,651,280	USD	2,543,237	01/31/2018	—	(28,936)
	JPY	80,345,200	USD	729,185	02/08/2018	—	(7,526)
	JPY	30,200,000	USD	271,174	02/14/2018	—	(5,836)
	JPY	29,930,000	USD	276,094	02/15/2018	1,544	—
	JPY	38,770,000	USD	354,939	06/20/2018	—	(3,201)
	KRW	1,048,000,000	USD	915,106	09/20/2017	—	(14,423)
	KRW	786,000,000	USD	702,727	10/16/2017	5,426	—
	KRW	1,051,000,000	USD	928,363	11/15/2017	—	(4,304)
	KRW	721,000,000	USD	637,376	11/16/2017	—	(2,454)
	KRW	2,989,000,000	USD	2,631,555	02/21/2018	—	(25,649)
	USD	141,502	INR	9,291,000	12/19/2017	2,033	—

						11,659	(180,584)

Deutsche Bank AG	EUR	270,463	USD	317,989	09/14/2017	—	(4,131)
	EUR	133,000	USD	154,601	10/24/2017	—	(4,143)
	EUR	5,690,315	USD	6,657,953	10/30/2017	—	(135,880)
	EUR	1,190,000	USD	1,406,354	11/08/2017	—	(15,084)
	EUR	270,464	USD	319,039	11/14/2017	—	(4,128)
	EUR	3,247,000	USD	3,849,286	11/15/2017	—	(30,635)
	EUR	137,755	USD	162,631	11/22/2017	—	(2,036)
	EUR	122,735	USD	147,623	11/30/2017	849	—
	INR	5,431,000	USD	83,567	09/14/2017	—	(1,298)
	JPY	23,100,000	USD	203,141	09/13/2017	—	(7,053)
	JPY	686,286,000	USD	6,397,505	11/21/2017	132,700	—
	JPY	58,120,000	USD	523,189	01/24/2018	—	(9,263)
	JPY	39,300,000	USD	361,982	04/13/2018	320	—
	JPY	222,755,000	USD	2,000,557	05/16/2018	—	(53,119)
	JPY	43,140,000	USD	397,765	06/19/2018	—	(721)
	JPY	43,210,000	USD	394,036	06/22/2018	—	(5,164)
	KRW	920,000,000	USD	825,779	12/20/2017	8,921	—
	KRW	2,075,000,000	USD	1,856,159	02/28/2018	11,241	—
	KRW	920,000,000	USD	828,157	05/18/2018	9,269	—
	USD	83,631	INR	5,431,000	09/14/2017	1,233	—
	USD	160,915	INR	10,622,000	10/25/2017	4,267	—
	USD	1,156,685	INR	76,086,750	02/08/2018	11,601	—

						180,401	(272,655)

Goldman Sachs International	EUR	969,000	USD	1,143,430	09/18/2017	—	(10,901)
	EUR	316,000	USD	371,385	10/27/2017	—	(5,838)
	JPY	11,563,000	USD	102,412	01/11/2018	—	(3,439)
	JPY	45,170,000	USD	416,586	02/16/2018	2,214	—

						2,214	(20,178)

HSBC Bank PLC	EUR	2,117,579	USD	2,424,745	10/10/2017	—	(100,888)
	EUR	235,000	USD	277,224	11/10/2017	—	(3,509)
	JPY	78,700,000	USD	715,455	10/11/2017	—	(1,633)
	JPY	48,100,000	USD	443,318	12/11/2017	3,794	—
	JPY	69,900,000	USD	639,621	12/13/2017	820	—
	JPY	521,435,000	USD	4,712,472	01/31/2018	—	(66,488)
	JPY	67,990,000	USD	610,872	02/16/2018	—	(12,842)
	JPY	43,210,000	USD	402,515	06/18/2018	3,406	—
	KRW	2,011,000,000	USD	1,798,265	09/05/2017	14,831	—
	KRW	1,485,000,000	USD	1,295,585	09/20/2017	—	(21,542)
	KRW	3,324,000,000	USD	2,969,979	09/27/2017	21,566	—
	KRW	323,600,000	USD	283,387	10/18/2017	—	(3,700)
	KRW	2,831,000,000	USD	2,524,073	10/24/2017	12,374	—
	KRW	2,644,000,000	USD	2,357,347	11/02/2017	11,376	—
	KRW	3,173,000,000	USD	2,797,443	11/17/2017	—	(18,375)
	KRW	1,665,000,000	USD	1,489,067	11/27/2017	11,313	—
	KRW	2,011,000,000	USD	1,786,079	12/05/2017	1,062	—
	MXN	14,850,450	USD	834,154	09/06/2017	3,691	—
	USD	1,785,175	KRW	2,011,000,000	09/05/2017	—	(1,741)
	USD	723,565	MXN	14,850,450	09/06/2017	106,898	—
	USD	322,335	INR	21,106,500	11/08/2017	5,346	—
	USD	836,505	INR	53,896,000	11/16/2017	—	(569)
	USD	594,909	INR	39,026,000	01/29/2018	5,039	—
	USD	811,057	MXN	14,850,450	03/05/2018	—	(3,715)

						201,516	(235,002)

JPMorgan Chase Bank N.A	AUD	1,740,000	USD	1,312,099	10/27/2017	—	(70,226)
	AUD	4,807,000	USD	3,543,384	11/15/2017	—	(274,560)
	AUD	4,076,000	USD	3,016,240	03/13/2018	—	(216,203)
	AUD	5,929,000	USD	4,450,604	03/20/2018	—	(250,896)
	EUR	507,355	USD	581,467	10/13/2017	—	(23,748)
	EUR	6,671,000	USD	7,643,111	10/18/2017	—	(316,661)
	EUR	375,660	USD	436,228	10/24/2017	—	(12,145)
	EUR	686,000	USD	809,870	11/02/2017	—	(9,293)
	EUR	74,000	USD	87,899	11/24/2017	—	(568)
	JPY	152,440,000	USD	1,412,148	10/20/2017	22,611	—
	JPY	56,320,000	USD	549,992	11/14/2017	36,039	—
	JPY	64,760,000	USD	574,007	12/13/2017	—	(17,821)
	JPY	27,300,000	USD	250,421	12/18/2017	859	—
	JPY	25,450,000	USD	226,254	01/16/2018	—	(6,790)
	JPY	52,770,000	USD	474,418	01/22/2018	—	(8,965)
	JPY	112,000,000	USD	1,012,919	01/25/2018	—	(13,202)
	JPY	116,200,000	USD	1,055,390	02/08/2018	—	(10,084)
	JPY	116,480,000	USD	1,061,698	02/09/2018	—	(6,406)
	JPY	158,172,000	USD	1,464,298	02/15/2018	13,374	—
	JPY	577,091,720	USD	5,222,077	03/22/2018	—	(82,203)
	USD	300,853	INR	19,581,000	10/13/2017	4,083	—
	USD	250,647	INR	16,267,000	10/23/2017	2,380	—
	USD	125,975	INR	8,121,000	10/30/2017	239	—
	USD	124,098	INR	8,121,000	11/02/2017	2,071	—
	USD	2,166,241	INR	141,152,250	02/15/2018	—	(706)

						81,656	(1,320,477)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	156,230	09/18/2017	—	(8,164)
	EUR	118,000	USD	132,231	09/25/2017	—	(8,393)

						—	(16,557)

Standard Chartered Bank	EUR	686,000	USD	826,469	09/29/2017	8,763	—
	EUR	195,111	USD	223,422	10/10/2017	—	(9,287)
	EUR	3,447,257	USD	3,945,386	10/12/2017	—	(166,575)
	EUR	1,210,000	USD	1,435,671	11/15/2017	—	(10,188)
	EUR	1,333,312	USD	1,599,674	11/30/2017	5,211	—
	JPY	116,210,000	USD	1,057,825	02/08/2018	—	(7,741)

						13,974	(193,791)

UBS AG	EUR	226,932	USD	255,599	09/06/2017	—	(14,565)
	EUR	176,932	USD	199,885	09/07/2017	—	(10,764)
	EUR	2,317,000	USD	2,601,875	09/20/2017	—	(158,582)
	EUR	226,932	USD	269,479	10/06/2017	—	(1,126)
	EUR	67,200	USD	77,355	10/18/2017	—	(2,827)
	EUR	974,000	USD	1,148,502	11/17/2017	—	(15,477)
	EUR	54,521	USD	64,666	11/24/2017	—	(513)
	USD	269,051	EUR	226,932	09/06/2017	1,114	—

						1,114	(203,854)

Net Unrealized Appreciation (Depreciation)						$501,665	$(2,773,515)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

USD - United States Dollar

Industry Allocation*

Sovereign	26.2%
Diversified Banking Institutions	6.2
Oil Companies-Integrated	5.4
Medical-Drugs	4.9
Medical-Biomedical/Gene	3.3
Foreign Government Obligations	3.2
U.S. Government Agencies	2.8
Web Portals/ISP	2.1
Banks-Commercial	2.1
Telecom Services	2.0
Electronic Components-Semiconductors	1.9
Oil Companies-Exploration & Production	1.9
Chemicals-Diversified	1.7
Cable/Satellite TV	1.6
Aerospace/Defense	1.6
Enterprise Software/Service	1.5
Insurance-Multi-line	1.5
Computers	1.4
Medical Instruments	1.2
Applications Software	1.2
Electronic Components-Misc.	1.2
Time Deposits	1.2
Diversified Financial Services	1.2
Cellular Telecom	1.1
Telephone-Integrated	1.0
Insurance-Life/Health	1.0
Audio/Video Products	0.9
Beverages-Non-alcoholic	0.9
Retail-Drug Store	0.9
Banks-Super Regional	0.8
Central Bank	0.8
Semiconductor Components-Integrated Circuits	0.8
Building Products-Cement	0.8
Tools-Hand Held	0.7
Photo Equipment & Supplies	0.7
Building & Construction Products-Misc.	0.7
Diversified Operations	0.7
Precious Metals	0.6
Medical-Wholesale Drug Distribution	0.6
Gold Mining	0.5
Diversified Manufacturing Operations	0.5
Rubber-Tires	0.5
Multimedia	0.5
Diagnostic Kits	0.5
Medical-Generic Drugs	0.5
Satellite Telecom	0.5
Computer Services	0.4
Diversified Minerals	0.4
Retail-Misc./Diversified	0.4
Auto/Truck Parts & Equipment-Original	0.4
Aerospace/Defense-Equipment	0.4
Registered Investment Companies	0.4
Electric-Distribution	0.4
Airlines	0.4
Agricultural Chemicals	0.4
Cosmetics & Toiletries	0.3
Auto-Cars/Light Trucks	0.3
Telecommunication Equipment	0.3
Retail-Building Products	0.3
Steel-Specialty	0.3

98.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$119,163,708	$150,379,577	**	$—	$269,543,285
Foreign Government Obligations	—	113,314,928		—	113,314,928
Rights	33,978	—		—	33,978
Short-Term Investment Securities:
Registered Investment Companies	1,653,013	—		—	1,653,013
Other Short-Term Investment Securities	—	30,282,312		—	30,282,312

Total Investments at Value	$120,850,699	$293,976,817		$—	$414,827,516

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$501,665		$—	$501,665

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$1,759,093		$—	$1,759,093
Forward Foreign Currency Contracts	—	2,773,515		—	2,773,515

Total Other Financial Instruments	$—	$4,532,608		$—	$4,532,608

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1 ).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $149,007,451 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 99.3%
U.S. Government Agencies - 56.8%

Federal Farm Credit Bank FRS 1.25% (USFRBPLR-3.00%) due 11/24/2017	$14,500,000	$14,505,693
1.29% (1 ML+0.06%) due 09/22/2017	1,800,000	1,800,142
Federal Home Loan Bank 0.63% due 10/26/2017	2,135,000	2,133,513
0.89% due 09/06/2017	7,000,000	6,999,135
0.92% due 09/20/2017	5,750,000	5,747,217
1.00% due 09/13/2017	5,010,000	5,008,330
1.00% due 09/18/2017	30,000,000	29,985,833
1.01% due 09/01/2017	10,000,000	10,000,000
1.01% due 09/06/2017	4,050,000	4,049,432
1.01% due 09/08/2017	11,000,000	10,997,840
1.01% due 09/18/2017	14,000,000	13,993,349
1.01% due 09/22/2017	15,000,000	14,991,162
1.01% due 10/16/2017	10,000,000	9,987,375
1.02% due 10/13/2017	3,000,000	2,996,448
1.03% due 10/11/2017	1,700,000	1,698,056
Federal Home Loan Bank FRS 1.20% (1 ML-0.04%) due 10/06/2017	18,000,000	18,000,000
1.30% (1 ML+0.07%) due 12/05/2017	1,800,000	1,800,552
1.30% (1 ML+0.07%) due 12/07/2017	3,655,000	3,655,978
Federal Home Loan Mtg. Corp. 0.90% due 09/18/2017	1,000,000	999,899
Federal National Mtg. Assoc. 0.92% due 09/13/2017	25,000,000	24,992,333
Federal National Mtg. Assoc. FRS 1.24% (1 ML+0.01%) due 09/08/2017	1,800,000	1,800,085
1.24% (1 ML+0.01%) due 10/05/2017	1,520,000	1,520,103

Total U.S. Government Agencies (amortized cost $187,662,475)		187,662,475

U.S. Government Treasuries - 42.5%

United States Treasury Bills
0.95% due 09/28/2017	20,000,000	19,985,825
0.98% due 09/21/2017	20,000,000	19,989,111
1.05% due 10/05/2017	25,000,000	24,975,327
1.05% due 10/19/2017	38,000,000	37,946,800
1.06% due 10/05/2017	19,000,000	18,980,943
1.10% due 10/19/2017	10,000,000	9,985,400
1.14% due 10/19/2017	5,000,000	4,992,433
1.88% due 09/30/2017	3,500,000	3,502,036

Total U.S. Government Treasuries (amortized cost $140,357,875)		140,357,875

Total Short-Term Investment Securities - 99.3% (amortized cost $328,020,350)		328,020,350

REPURCHASE AGREEMENTS - 1.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $3,425,011 collateralized by $2,895,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $3,496,572 (cost $3,425,000)	3,425,000	3,425,000

TOTAL INVESTMENTS - (amortized cost $331,445,350)	100.3%	331,445,350
Liabilities in excess of other assets	(0.3)	(1,075,850)

NET ASSETS	100.0%	$330,369,500

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML - 1 month USD LIBOR

USFRBPLR - US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities:	$—	$328,020,350	$—	$328,020,350
Repurchase Agreements	—	3,425,000	—	3,425,000

Total Investments at Value	$—	$331,445,350	$—	$331,445,350

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.2%
Diversified Financial Services - 4.2%

BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$414,304	$408,383
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,186,659
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.84% due 08/15/2045(1)(2)(6)	828,604	55,470
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	157,561	162,087
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	20,171	20,171
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(6)	398,000	418,745
GS Mtg. Securities Trust Series 2017-GS7, Class A4 3.43% due 08/10/2050(1)	1,100,000	1,141,488
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	448,453	452,856
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	300,000	303,351
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	696,206	710,342
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	565,000	566,812
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	224,812
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	330,795

Total Asset Backed Securities (cost $5,931,441)		5,981,971

U.S. CORPORATE BONDS & NOTES - 5.8%
Airlines - 0.8%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	748,000	743,826
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	327,000	330,434

		1,074,260

Auto-Cars/Light Trucks - 0.1%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	129,315

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	299,553

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	205,830

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	221,883

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	227,757
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	155,993

		383,750

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019#	176,000	177,205

Diversified Banking Institutions - 0.9%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	403,569
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022#	162,000	175,021
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	133,903
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	203,127
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	321,149

		1,236,769

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	243,924

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024#	104,000	108,666

Insurance-Life/Health - 0.2%

Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	225,563

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*#	154,000	153,826

Insurance-Property/Casualty - 0.1%

Chubb INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	129,428

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	260,618

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	150,811

Multimedia - 0.4%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	505,527

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	209,518

Oil Companies-Exploration & Production - 0.4%

CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	412,315
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	118,964

		531,279

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021#	190,000	202,155
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	131,184
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	135,614
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	171,072

		640,025

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	230,743

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	338,484

Semiconductor Components-Integrated Circuits - 0.3%

QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	439,000	445,235

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	176,763

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	90,975
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,074

		113,049

Total U.S. Corporate Bonds & Notes (cost $8,048,923)		8,192,024

FOREIGN CORPORATE BONDS & NOTES - 1.5%
Building Products-Air & Heating - 0.2%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	213,945

Diversified Banking Institutions - 0.4%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026#	217,000	211,791
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	369,112

		580,903

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	130,904

Multimedia - 0.1%

Thomson Reuters Corp. Senior Notes 6.50% due 07/15/2018	200,000	207,792

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020#	250,000	254,378
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026#	367,000	358,752
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	403,000	392,402

		1,005,532

Total Foreign Corporate Bonds & Notes (cost $2,138,055)		2,139,076

U.S. GOVERNMENT AGENCIES - 56.9%
Federal Farm Credit Bank - 1.1%

3.35% due 10/21/2025	1,500,000	1,624,403

Federal Home Loan Mtg. Corp. - 16.0%

3.50% due 06/01/2033	1,726,578	1,814,045
4.50% due 09/01/2019	22,094	22,613
4.50% due 09/01/2039	605,180	652,422

4.50% due 11/01/2039	298,250	321,546
4.50% due 02/01/2040	417,394	450,051
4.50% due 04/01/2040	40,314	43,480
4.50% due 06/01/2040	101,717	109,670
4.50% due 08/01/2040	475,896	513,144
4.50% due 03/01/2041	1,789,009	1,928,864
4.50% due 04/01/2041	213,544	230,255
4.50% due 06/01/2041	346,749	373,958
5.00% due 12/14/2018	1,000,000	1,045,327
5.00% due 10/01/2034	23,832	25,873
5.50% due 12/01/2036	18,908	20,970
6.00% due 11/01/2033	64,655	73,241
6.50% due 02/01/2032	30,239	33,952
8.00% due 02/01/2030	1,361	1,365
8.00% due 08/01/2030	218	258
8.00% due 06/01/2031	1,497	1,654
Federal Home Loan Mtg. Corp. FRS 3.27% (12 ML+1.81%) due 12/01/2035	15,997	16,863
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	605,759
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	447,257
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(6)	1,000,000	1,059,027
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE 2.00% due 01/15/2033	1,542,446	1,527,947
Series 4186, Class JE 2.00% due 03/15/2033	422,576	424,977
Series 4594, Class GN 2.50% due 02/15/2045	937,551	951,504
Series 3981, Class PA 3.00% due 04/15/2031	311,267	313,449
Series 4097, Class YK 3.00% due 08/15/2032	1,750,000	1,767,605
Series 4150, Class IG 3.00% due 01/15/2033(2)	5,000,718	494,976
Series 4365, Class HZ 3.00% due 01/15/2040	767,751	741,041
Series 4057, Class WY 3.50% due 06/15/2027	1,000,000	1,060,846
Series 3813, Class D 4.00% due 02/15/2026	1,000,000	1,080,114
Series 3917, Class B 4.50% due 08/15/2026	465,000	510,192
Series 3927, Class AY 4.50% due 09/15/2026	1,494,968	1,628,256
Series 3786, Class PB 4.50% due 07/15/2040	1,000,000	1,066,258
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 5.27% (6.50% - 1ML) due 05/15/2042(2)(4)	606,086	106,970
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(3)	1,177,541	1,181,619

		22,647,348

Federal National Mtg. Assoc. - 34.9%

zero coupon due 10/09/2019	4,250,000	4,099,930
2.63% due 12/01/2026	1,986,205	2,008,078
2.81% due 04/01/2025	800,000	822,151
2.94% due 01/01/2026	1,595,000	1,646,636
3.00% due 03/01/2043	1,249,669	1,270,448
4.00% due 09/01/2040	130,484	138,482
4.00% due 10/01/2040	140,373	148,910
4.00% due 12/01/2040	169,478	179,808
4.00% due 01/01/2041	353,096	374,695
4.00% due 02/01/2041	1,336,064	1,418,180
4.00% due 03/01/2041	2,044,856	2,169,626
4.00% due 06/01/2042	1,363,925	1,465,777
5.00% due 02/01/2019	16,469	16,861
5.00% due 12/01/2036	18,527	20,300
5.50% due 12/01/2033	26,047	29,141
5.50% due 10/01/2034	31,712	35,040
6.50% due 07/01/2032	6,954	7,964
7.00% due 09/01/2031	20,666	23,036
Federal National Mtg. Assoc. FRS 2.70% (1 Yr USTYCR+2.20%) due 11/01/2034	16,126	17,095
Federal National Mtg. Assoc. FRS 2.87% (6 ML+1.50%) due 01/01/2036	11,534	11,923
Federal National Mtg. Assoc. FRS 2.93% (12 ML+1.30%) due 02/01/2035	2,091	2,163
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO zero coupon due 05/18/2032(5)	346,034	321,402
Series 2013-15, Class DC 2.00% due 03/25/2033	1,120,479	1,106,294
Series 2011-126, Class EC 2.00% due 04/25/2040	415,142	414,450
Series 2012-38, Class PA 2.00% due 09/25/2041	2,587,799	2,556,800
Series 2013-23, Class KJ 2.25% due 05/25/2042	1,862,648	1,856,585
Series 2012-93, Class ME 2.50% due 01/25/2042	2,622,519	2,654,702
Series 2013-73, Class TD 2.50% due 09/25/2042	843,136	848,471
Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,127,887	1,142,047

Series 2013-100, Class DE 3.00% due 11/25/2030	3,097,864	3,177,554
Series 2013-106, Class PY 3.00% due 10/25/2033	2,900,000	2,974,613
Series 2016-30, Class PA 3.00% due 04/25/2045	987,862	1,017,710
Series 2016-25, Class LA 3.00% due 07/25/2045	677,590	702,128
Series 2016-33, Class JA 3.00% due 07/25/2045	684,472	707,052
Series 2015-97, Class N 3.00% due 11/25/2045	2,000,000	2,003,961
Series 2016-38, Class NA 3.00% due 01/25/2046	1,244,971	1,282,346
Series 2016-30, Class LY 3.50% due 05/25/2036	800,000	849,415
Series 2012-50, Class VB 4.00% due 01/25/2029	1,355,000	1,469,702
Series 2012-47, Class VB 4.00% due 04/25/2031	2,000,000	2,145,678
Series 2004-90, Class GC 4.35% due 11/25/2034	416,099	426,013
Series 2010-117, Class DY 4.50% due 10/25/2025	974,930	1,056,877
Series 2010-134, Class MB 4.50% due 12/25/2040	250,000	285,206
Series 2007-116, Class PB 5.50% due 08/25/2035	88,137	99,152
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00% due 08/25/2037(2)(3)	252,770	53,766
Federal National Mtg. Assoc. VRS Series 2017-M3, Class A2 2.57% due 12/25/2026(1)(6)	600,000	592,995
Federal National Mtg. Assoc. VRS Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(6)	515,000	522,698
Federal National Mtg. Assoc. VRS Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(6)	1,239,000	1,271,297
Federal National Mtg. Assoc. VRS Series 2017-M7, Class A2 2.96% due 02/25/2027(1)(6)	505,000	516,611
Federal National Mtg. Assoc. VRS Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(6)	1,273,00	1,327,343

		49,289,112

Government National Mtg. Assoc. - 3.5%

4.50% due 03/15/2038	36,409	38,978
4.50% due 03/15/2039	7,816	8,366
4.50% due 05/15/2039	212,512	227,886
4.50% due 06/15/2039	185,720	199,204
4.50% due 07/15/2039	314,425	337,586
4.50% due 09/15/2039	4,552	4,885
4.50% due 12/15/2039	67,181	71,910
4.50% due 04/15/2040	144,289	155,234
4.50% due 06/15/2040	364,700	391,413
4.50% due 08/15/2040	56,566	60,881
5.00% due 09/15/2035	1,893	2,080
5.00% due 02/15/2036	77,078	84,674
5.00% due 05/15/2036	6,409	6,984
6.00% due 01/15/2032	11,085	12,598
6.50% due 08/15/2031	47,896	52,680
7.50% due 02/15/2029	5,016	5,181
7.50% due 07/15/2030	303	323
7.50% due 01/15/2031	5,322	5,942
Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP 4.00% due 04/20/2044	432,000	480,586
Series 2004-18, Class Z 4.50% due 03/16/2034	385,159	414,276
Series 2008-6, Class GL 4.50% due 02/20/2038	1,000,000	1,088,565
Series 2005-21, Class Z 5.00% due 03/20/2035	649,303	718,343
Series 2009-91, Class PR 5.00% due 09/20/2038	498,165	509,975

		4,878,550

Resolution Funding Corp - 1.4%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,909,449

Total U.S. Government Agencies (cost $79,499,794)		80,348,862

U.S. GOVERNMENT TREASURIES - 26.5%
United States Treasury Bonds - 9.2%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,772,238
2.88% due 08/15/2045	1,000,000	1,030,625
3.13% due 02/15/2043	1,000,000	1,081,641
3.75% due 08/15/2041	5,000,000	5,991,992
3.88% due 08/15/2040	2,500,000	3,044,726

		12,921,222

United States Treasury Notes - 17.3%

0.75% due 04/30/2018	5,000,000	4,984,961
1.75% due 05/15/2023	8,000,000	7,969,688
2.00% due 02/15/2022	5,000,000	5,074,414
2.50% due 08/15/2023	3,000,000	3,112,148
2.63% due 08/15/2020	3,250,000	3,361,338

		24,502,549

Total U.S. Government Treasuries (cost $35,643,234)		37,423,771

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Sovereign - 1.6%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,305,106)	2,641,000	2,296,652

Total Long-Term Investment Securities (cost $133,566,553)		136,382,356

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(7)(8) (cost $557,128)	557,128	557,128

REPURCHASE AGREEMENTS - 3.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $4,647,015 collateralized by $3,965,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/1943 and having an approximate value of $4,788,915 (cost $4,647,000)	4,647,000	4,647,000

TOTAL INVESTMENTS (cost $138,770,681)	100.2%	141,586,484
Liabilities in excess of other assets	(0.2)	(267,656)

NET ASSETS	100.0%	$141,318,828

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $3,977,743 representing 2.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2017.
(5)	Principal Only
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	At August 31, 2017, the Fund had loaned securities with a total value of $1,559,436. This was secured by collateral of $557,128, which was received in cash and subsequently invested in short-term investments currently valued at $557,128 as reported in the Portfolio of Investments. Additional collateral of $1,032,614 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
United States Treasury Bills	0.00%	01/04/2018	$4,934
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2017 to 05/15/2046	1,027,680

(8)	The rate shown is the 7-day yield as of August 31, 2017.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,981,971	$—	$5,981,971
U.S. Corporate Bonds & Notes	—	8,192,024	—	8,192,024
Foreign Corporate Bonds & Notes	—	2,139,076	—	2,139,076
U.S. Government Agencies	—	80,348,862	—	80,348,862
U.S. Government Treasuries	—	37,423,771	—	37,423,771
Foreign Government Obligations	—	2,296,652	—	2,296,652
Short-Term Investment Securities	557,128	—	—	557,128
Repurchase Agreements	—	4,647,000	—	4,647,000

Total Investments at Value	$557,128	$141,029,356	$—	$141,586,484

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Advanced Materials - 0.1%

Hexcel Corp.	25,873	$1,391,191

Advertising Services - 0.1%

Publicis Groupe SA	8,672	585,827

Aerospace/Defense - 2.5%

Boeing Co.	90,428	21,671,975
Lockheed Martin Corp.	14,102	4,306,610
Northrop Grumman Corp.	2,659	723,806

		26,702,391

Aerospace/Defense-Equipment - 0.5%

Astronics Corp.†	3,407	89,570
Curtiss-Wright Corp.	4,566	442,080
United Technologies Corp.	38,770	4,641,545

		5,173,195

Agricultural Chemicals - 0.4%

Monsanto Co.	40,900	4,793,480

Airlines - 0.6%

Delta Air Lines, Inc.	104,188	4,916,632
Ryanair Holdings PLC ADR†	10,860	1,234,782

		6,151,414

Apparel Manufacturers - 0.1%

Under Armour, Inc., Class C†#	44,590	673,309

Applications Software - 3.8%

Citrix Systems, Inc.†	17,841	1,395,345
Intuit, Inc.	16,466	2,329,116
Microsoft Corp.	317,364	23,729,306
salesforce.com, Inc.†	118,356	11,301,814
Tableau Software, Inc., Class A†#	36,190	2,623,051

		41,378,632

Athletic Footwear - 0.6%

adidas AG	10,220	2,294,471
NIKE, Inc., Class B	76,770	4,054,224

		6,348,695

Auto-Cars/Light Trucks - 0.6%

Tata Motors, Ltd.†	78,000	461,973
Tesla, Inc.†#	18,230	6,488,057

		6,950,030

Auto/Truck Parts & Equipment-Original - 1.1%

Allison Transmission Holdings, Inc.	12,847	446,176
BorgWarner, Inc.	22,277	1,033,876
Delphi Automotive PLC	22,056	2,126,198
Valeo SA	9,958	666,741
WABCO Holdings, Inc.†	49,192	7,064,955

		11,337,946

Banks-Commercial - 0.7%

Bank Mandiri Persero Tbk PT	1,043,100	1,026,070
CaixaBank SA	97,730	505,357
DNB ASA	38,050	743,389
Erste Group Bank AG	39,112	1,655,491
Grupo Financiero Banorte SAB de CV, Class O	104,330	711,901
HDFC Bank, Ltd.	27,560	761,319
Itau Unibanco Holding SA (Preference Shares)	40,600	520,422
KBC Group NV	19,000	1,562,518

		7,486,467

Banks-Super Regional - 0.3%

US Bancorp	66,290	3,397,362

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	14,115	642,938
PepsiCo, Inc.	82,871	9,590,661

		10,233,599

Beverages-Wine/Spirits - 0.8%

Constellation Brands, Inc., Class A	29,020	5,806,902
Diageo PLC	46,910	1,571,479
Treasury Wine Estates, Ltd.	148,550	1,712,333

		9,090,714

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	3,248	483,952
Heineken NV	9,400	986,894

		1,470,846

Broadcast Services/Program - 0.1%

Scripps Networks Interactive, Inc., Class A	15,780	1,351,557

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	11,200	1,122,286

Building Products-Cement - 0.2%

CRH PLC	48,420	1,692,921
HeidelbergCement AG	9,670	928,670

		2,621,591

Building-Residential/Commercial - 0.2%

NVR, Inc.†	691	1,880,107
Taylor Morrison Home Corp., Class A†	28,188	569,962

		2,450,069

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	281,338	11,425,136
DISH Network Corp., Class A†	15,976	915,265

		12,340,401

Casino Hotels - 0.8%

Las Vegas Sands Corp.	78,128	4,860,343
Melco Resorts & Entertainment, Ltd. ADR	31,290	686,815
Wynn Resorts, Ltd.#	22,130	3,075,849

		8,623,007

Cellular Telecom - 0.0%

T-Mobile US, Inc.†	2,539	164,299

Chemicals-Diversified - 1.1%

Arkema SA	9,480	1,031,558
FMC Corp.	25,998	2,241,548
Huntsman Corp.	38,781	1,030,411
Innophos Holdings, Inc.	3,433	156,751
Koppers Holdings, Inc.†	8,914	349,429
LyondellBasell Industries NV, Class A	25,660	2,324,539
PPG Industries, Inc.	44,952	4,689,393

		11,823,629

Chemicals-Specialty - 0.1%

Chemours Co.	5,171	253,741
W.R. Grace & Co.	9,569	683,992

		937,733

Commercial Services - 0.7%

Ecolab, Inc.	36,420	4,854,786
Intertek Group PLC	12,990	858,919
Medifast, Inc.	10,059	569,541
RELX PLC	48,890	1,069,540
SP Plus Corp.†	3,590	132,471

		7,485,257

Commercial Services-Finance - 1.7%

Global Payments, Inc.	25,886	2,471,854
H&R Block, Inc.	52,624	1,407,166
PayPal Holdings, Inc.†	153,113	9,444,010
S&P Global, Inc.	17,203	2,654,939
Total System Services, Inc.	27,087	1,872,253
Travelport Worldwide, Ltd.	32,655	494,397

		18,344,619

Computer Aided Design - 0.1%

Cadence Design Systems, Inc.†	2,891	113,587
Synopsys, Inc.†	12,932	1,039,992

		1,153,579

Computer Services - 0.6%

DXC Technology Co.	44,868	3,813,780
International Business Machines Corp.	21,716	3,106,039

		6,919,819

Computer Software - 0.5%

Splunk, Inc.†#	71,991	4,829,876
SS&C Technologies Holdings, Inc.	903	34,955

		4,864,831

Computers - 6.5%

Apple, Inc.	424,411	69,603,404

Computers-Memory Devices - 0.1%

Western Digital Corp.	10,850	957,729

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	1,979	243,991
Spectrum Brands Holdings, Inc.	4,203	462,162

		706,153

Containers-Paper/Plastic - 0.0%

RPC Group PLC	41,220	493,864

Cosmetics & Toiletries - 1.7%

Estee Lauder Cos., Inc., Class A	107,805	11,534,057
L’Oreal SA	5,600	1,183,867
Pola Orbis Holdings, Inc.	28,600	920,386
Procter & Gamble Co.	25,296	2,334,062
Unilever NV CVA	40,990	2,441,917

		18,414,289

Cruise Lines - 0.1%

Carnival PLC	16,290	1,133,140

Data Processing/Management - 0.6%

CSG Systems International, Inc.	23,429	906,936
Fidelity National Information Services, Inc.	21,029	1,954,015
Fiserv, Inc.†	32,276	3,992,864

		6,853,815

Diagnostic Equipment - 0.2%

Lonza Group AG	7,570	1,918,533
Thermo Fisher Scientific, Inc.	2,874	537,840

		2,456,373

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	22,513	3,499,196

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	9,815	917,946

Disposable Medical Products - 0.0%

C.R. Bard, Inc.	703	225,529

Distribution/Wholesale - 0.2%

Bunzl PLC	25,020	747,656
Ferguson PLC	19,810	1,178,536

		1,926,192

Diversified Banking Institutions - 1.1%

Bank of America Corp.	88,399	2,111,852
BNP Paribas SA	21,130	1,609,474
HSBC Holdings PLC	124,800	1,217,184
JPMorgan Chase & Co.	69,370	6,305,039
UniCredit SpA†	55,264	1,127,353

		12,370,902

Diversified Financial Services - 0.1%

Julius Baer Group, Ltd.	26,050	1,457,660

Diversified Manufacturing Operations - 0.9%

3M Co.	31,432	6,422,186
Carlisle Cos., Inc.	13,911	1,317,232
Parker-Hannifin Corp.	14,785	2,378,759

		10,118,177

Diversified Operations - 0.1%

Leucadia National Corp.	60,551	1,433,848

E-Commerce/Products - 4.8%

Alibaba Group Holding, Ltd. ADR†	13,830	2,375,164
Amazon.com, Inc.†	46,112	45,217,427
ASOS PLC†	11,976	879,215
MonotaRO Co., Ltd.#	26,500	812,421
Rakuten, Inc.	92,300	1,100,336
Start Today Co., Ltd.	51,900	1,618,380

		52,002,943

E-Commerce/Services - 0.9%

Expedia, Inc.#	49,888	7,401,384
Priceline Group, Inc.†	1,086	2,011,359
Stamps.com, Inc.†	1,500	286,875

		9,699,618

E-Marketing/Info - 0.1%

CyberAgent, Inc.	17,400	572,612

E-Services/Consulting - 0.2%

CDW Corp.	36,359	2,305,888

Electric-Distribution - 0.0%

Spark Energy, Inc., Class A#	5,128	81,279

Electronic Components-Misc. - 0.1%

Corning, Inc.	19,295	554,924
Stoneridge, Inc.†	13,347	221,027

		775,951

Electronic Components-Semiconductors - 1.8%

ams AG#	30,060	2,169,400
Broadcom, Ltd.	25,043	6,312,589
Infineon Technologies AG	22,280	513,960
Intel Corp.	53,708	1,883,540
Qorvo, Inc.†#	2,119	155,153
Rohm Co., Ltd.	8,300	652,273
Skyworks Solutions, Inc.	17,026	1,793,859
Texas Instruments, Inc.	36,700	3,039,494
Xilinx, Inc.#	50,900	3,362,454

		19,882,722

Electronic Forms - 0.4%

Adobe Systems, Inc.†	29,340	4,552,394

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	53,450	3,459,284
Keyence Corp.	2,700	1,409,136

		4,868,420

Engineering/R&D Services - 0.0%

Argan, Inc.	4,827	305,790

Engines-Internal Combustion - 0.8%

Cummins, Inc.	56,034	8,930,699

Enterprise Software/Service - 0.6%

Oracle Corp.	73,150	3,681,639
SAP SE	15,420	1,617,377
Veeva Systems, Inc., Class A†	26,583	1,581,689

		6,880,705

Entertainment Software - 1.3%

Activision Blizzard, Inc.	134,060	8,788,973
Electronic Arts, Inc.†	37,348	4,537,782
Take-Two Interactive Software, Inc.†	3,030	296,304

		13,623,059

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	60,769	2,871,335

Finance-Credit Card - 3.9%

American Express Co.	42,021	3,618,008
MasterCard, Inc., Class A	90,152	12,017,262
Visa, Inc., Class A#	253,244	26,215,819

		41,851,089

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	98,205	3,918,379
Evercore Partners, Inc., Class A	21,335	1,609,726
Moelis & Co., Class A	6,485	255,509

		5,783,614

Finance-Other Services - 0.2%

Deutsche Boerse AG	6,050	647,069
London Stock Exchange Group PLC	34,660	1,769,563

		2,416,632

Food-Catering - 0.2%

Aramark	40,779	1,659,298
Compass Group PLC	45,125	963,419

		2,622,717

Food-Meat Products - 0.3%

Hormel Foods Corp.#	104,484	3,211,838

Food-Misc./Diversified - 0.5%

Associated British Foods PLC	27,600	1,186,003
Campbell Soup Co.	10,677	493,277
Chr. Hansen Holding A/S	11,670	1,004,423
Danone SA	5,400	425,648
Mondelez International, Inc., Class A	46,228	1,879,631

		4,988,982

Food-Retail - 0.1%

Jeronimo Martins SGPS SA	32,820	655,012

Hotels/Motels - 0.1%

Accor SA	22,080	1,023,733

Human Resources - 0.1%

Recruit Holdings Co., Ltd.	38,100	760,211

Industrial Automated/Robotic - 0.8%

Cognex Corp.	15,859	1,728,155
FANUC Corp.	4,000	778,166
Rockwell Automation, Inc.	10,861	1,781,856
Yaskawa Electric Corp.	145,200	4,408,983

		8,697,160

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	13,448	1,954,936

Instruments-Controls - 0.4%

Honeywell International, Inc.	19,511	2,697,786
Sensata Technologies Holding NV†	29,382	1,312,200

		4,009,986

Instruments-Scientific - 0.1%

Waters Corp.†	7,394	1,356,651

Insurance-Life/Health - 0.4%

AIA Group, Ltd.	311,600	2,392,882
Aviva PLC	195,219	1,319,924
St James’s Place PLC	61,760	921,600

		4,634,406

Insurance-Multi-line - 0.6%

Allstate Corp.	18,486	1,672,983
Assurant, Inc.	1,789	169,400
MetLife, Inc.	88,330	4,136,494

		5,978,877

Insurance-Property/Casualty - 0.0%

Stewart Information Services Corp.	2,742	98,931

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	17,490	683,509

Internet Application Software - 0.6%

Tencent Holdings, Ltd.	141,200	5,999,794

Internet Content-Entertainment - 4.2%

Facebook, Inc., Class A†	237,365	40,819,659
Netflix, Inc.†	24,620	4,301,360

		45,121,019

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	3,507	418,666

Internet Security - 0.7%

Palo Alto Networks, Inc.†	46,499	6,169,952
Symantec Corp.	54,815	1,643,354

		7,813,306

Investment Management/Advisor Services - 0.1%

Affiliated Managers Group, Inc.	6,743	1,191,421

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.	20,190	3,569,390

Machine Tools & Related Products - 0.1%

Sandvik AB	71,600	1,184,166

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	25,470	2,992,470
Komatsu, Ltd.	54,900	1,489,510

		4,481,980

Machinery-Farming - 0.2%

Deere & Co.	16,033	1,858,706

Machinery-General Industrial - 0.6%

Hexagon AB, Class B	23,440	1,151,042
Wabtec Corp.#	79,580	5,615,960

		6,767,002

Machinery-Pumps - 0.1%

NN, Inc.	4,234	107,967
Weir Group PLC	47,890	1,110,797

		1,218,764

Medical Information Systems - 0.3%

Cerner Corp.†	38,276	2,594,347
Quality Systems, Inc.†	7,921	124,756

		2,719,103

Medical Instruments - 2.8%

Boston Scientific Corp.†	76,900	2,118,595
Edwards Lifesciences Corp.†	71,030	8,073,270
Intuitive Surgical, Inc.†	18,840	18,927,983
Sysmex Corp.	12,100	747,902

		29,867,750

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	13,697	1,484,070

Medical Products - 0.8%

ABIOMED, Inc.†	15,823	2,386,108
Baxter International, Inc.	7,628	473,241
Becton Dickinson and Co.	7,416	1,479,047
Cooper Cos., Inc.	5,743	1,440,517
Penumbra, Inc.†#	10,659	916,674
Varian Medical Systems, Inc.†	609	64,706
Zimmer Biomet Holdings, Inc.	15,140	1,730,048

		8,490,341

Medical-Biomedical/Gene - 5.0%

Alexion Pharmaceuticals, Inc.†	12,788	1,821,139
Amgen, Inc.	17,339	3,082,354
Biogen, Inc.†	18,592	5,885,483
Bluebird Bio, Inc.†	7,230	902,665
Celgene Corp.†	103,985	14,446,636
CSL, Ltd.	14,520	1,485,089
Gilead Sciences, Inc.	79,766	6,677,212
Illumina, Inc.†	4,108	839,922
Incyte Corp.†	9,705	1,333,564
Ionis Pharmaceuticals, Inc.†#	35,880	1,923,886
Kite Pharma, Inc.†	8,920	1,587,671
Regeneron Pharmaceuticals, Inc.†	27,025	13,428,722

		53,414,343

Medical-Drugs - 1.5%

AbbVie, Inc.	8,313	625,969
Allergan PLC	1,523	349,498
Bristol-Myers Squibb Co.	51,626	3,122,340
Eli Lilly & Co.	36,773	2,989,277
Johnson & Johnson	20,207	2,674,801
Merck & Co., Inc.	27,928	1,783,482
Pfizer, Inc.	73,690	2,499,565
Roche Holding AG	8,071	2,057,150

		16,102,082

Medical-HMO - 2.7%

Anthem, Inc.	81	15,879
Cigna Corp.	23,573	4,291,700
Humana, Inc.	8,689	2,238,460
UnitedHealth Group, Inc.	96,082	19,110,710
WellCare Health Plans, Inc.†	17,248	3,012,881

		28,669,630

Metal-Diversified - 0.1%

Rio Tinto PLC	27,900	1,350,429

Miscellaneous Manufacturing - 0.0%

AptarGroup, Inc.	3,752	313,705

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	26,380	1,604,695

Multimedia - 1.6%

Liberty Media Corp. - Liberty Formula One, Series C†#	28,024	1,101,343
Time Warner, Inc.	87,060	8,801,766
Walt Disney Co.	70,834	7,168,401

		17,071,510

Networking Products - 0.1%

LogMeIn, Inc.	9,045	1,034,748

Oil Companies-Exploration & Production - 0.7%

Concho Resources, Inc.†	25,848	2,868,353
EOG Resources, Inc.	34,184	2,905,298
Lundin Petroleum AB†	45,350	973,323
Tullow Oil PLC†#	304,093	613,201

		7,360,175

Oil Companies-Integrated - 0.2%

Royal Dutch Shell PLC, Class A	33,662	927,853
TOTAL SA	19,914	1,030,371

		1,958,224

Oil-Field Services - 0.1%

Core Laboratories NV#	2,660	234,559
Halliburton Co.	33,755	1,315,432

		1,549,991

Optical Supplies - 0.1%

Essilor International SA	4,160	525,874

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	14,779	1,247,052

Pharmacy Services - 0.1%

Express Scripts Holding Co.†	21,382	1,343,217

Poultry - 0.0%

Pilgrim’s Pride Corp.†#	10,240	301,568

Racetracks - 0.1%

Churchill Downs, Inc.	5,882	1,149,343

Radio - 0.2%

Sirius XM Holdings, Inc.#	329,070	1,892,152

Real Estate Investment Trusts - 1.3%

Equity Residential	82,003	5,506,502
Gaming and Leisure Properties, Inc.	43,762	1,715,033
Potlatch Corp.	15,773	753,949
Sabra Health Care REIT, Inc.	12,137	265,191
SBA Communications Corp.†	40,765	6,259,466

		14,500,141

Real Estate Management/Services - 0.1%

Daito Trust Construction Co., Ltd.	3,500	622,233

Recreational Vehicles - 0.1%

Brunswick Corp.	18,640	978,228
Malibu Boats, Inc., Class A†	2,261	60,979
MCBC Holdings, Inc.†	2,644	45,318

		1,084,525

Rental Auto/Equipment - 0.1%

Ashtead Group PLC	45,468	976,911
Localiza Rent a Car SA	18,500	349,977
United Rentals, Inc.†	1,867	220,418

		1,547,306

Retail-Apparel/Shoe - 0.9%

Children’s Place, Inc.#	13,598	1,443,428
Coach, Inc.	33,021	1,376,976
Industria de Diseno Textil SA#	45,310	1,721,919
Ross Stores, Inc.	59,128	3,456,032
Zalando SE†#*	31,715	1,502,977

		9,501,332

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†	12,130	2,379,057

Retail-Building Products - 0.5%

Home Depot, Inc.	23,596	3,536,332
Lowe’s Cos., Inc.	19,837	1,465,756

		5,002,088

Retail-Discount - 1.9%

Costco Wholesale Corp.	34,770	5,449,850
Dollar Tree, Inc.†	53,192	4,236,211
Dollarama, Inc.	6,930	682,983
Target Corp.	72,843	3,972,129
Wal-Mart Stores, Inc.	74,934	5,850,097

		20,191,270

Retail-Drug Store - 0.3%

CVS Health Corp.	19,760	1,528,238
Walgreens Boots Alliance, Inc.	17,048	1,389,412

		2,917,650

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	7,600	1,175,579
Pier 1 Imports, Inc.	12,809	53,670

		1,229,249

Retail-Jewelry - 0.1%

Cie Financiere Richemont SA	13,770	1,232,168

Retail-Major Department Stores - 1.2%

Kering	5,430	2,039,611
Nordstrom, Inc.#	10,655	475,426
TJX Cos., Inc.	141,853	10,255,972

		12,771,009

Retail-Misc./Diversified - 0.1%

Ryohin Keikaku Co., Ltd.#	2,800	777,776

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†#	15,308	4,848,197
Darden Restaurants, Inc.	34,629	2,842,694
McDonald’s Corp.	2,735	437,518
Starbucks Corp.	107,780	5,912,811

		14,041,220

Schools - 0.1%

Capella Education Co.	1,477	99,476
TAL Education Group ADR	15,020	457,059

		556,535

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	24,660	2,063,302
Maxim Integrated Products, Inc.	123,912	5,781,734
Taiwan Semiconductor Manufacturing Co., Ltd.	119,000	856,659

		8,701,695

Semiconductor Equipment - 1.8%

Applied Materials, Inc.	195,956	8,841,535
ASML Holding NV	47,883	7,459,948
KLA-Tencor Corp.	5,740	537,780
Lam Research Corp.	14,205	2,357,746

		19,197,009

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.	55,776	2,798,282
Reckitt Benckiser Group PLC	7,580	719,057

		3,517,339

Software Tools - 0.5%

VMware, Inc., Class A†#	45,058	4,870,770

Steel-Producers - 0.0%

ArcelorMittal†	17,750	475,281

Telecommunication Equipment - 0.0%

ARRIS International PLC†	11,059	308,104

Telephone-Integrated - 0.1%

Verizon Communications, Inc.	29,351	1,407,967

Tobacco - 1.5%

Altria Group, Inc.	71,780	4,550,852
British American Tobacco PLC	39,230	2,446,248

Philip Morris International, Inc.	74,885	8,756,303

		15,753,403

Toys - 0.1%

Nintendo Co., Ltd.	3,000	1,008,418

Transactional Software - 0.1%

Amadeus IT Group SA	18,450	1,144,639

Transport-Marine - 0.1%

AP Moller - Maersk A/S, Series B	480	990,270

Transport-Rail - 0.7%

Union Pacific Corp.	75,776	7,979,213

Transport-Services - 0.2%

DSV A/S	22,820	1,618,789

Transport-Truck - 0.7%

JB Hunt Transport Services, Inc.	36,880	3,647,063
XPO Logistics, Inc.†	59,999	3,671,939

		7,319,002

Vitamins & Nutrition Products - 0.0%

Omega Protein Corp.	17,018	268,884

Web Hosting/Design - 0.2%

VeriSign, Inc.†#	25,774	2,674,052

Web Portals/ISP - 6.3%

Alphabet, Inc., Class A†	53,505	51,110,116
Alphabet, Inc., Class C†	13,490	12,671,562
Baidu, Inc. ADR†	11,870	2,706,954
Blucora, Inc.†	9,390	214,092
Yandex NV, Class A†	32,620	978,926

		67,681,650

X-Ray Equipment - 0.2%

Hologic, Inc.†	45,759	1,766,297

Total Common Stocks
(cost $860,406,529)		1,068,128,248

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Growth ETF# (cost $2,088,212)	17,126	2,122,083

Total Long-Term Investment Securities
(cost $862,494,741)		1,070,250,331

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	15,209,195	15,209,195

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$5,335,000	5,335,000

Total Short-Term Investment Securities
(cost $20,544,195)		20,544,195

TOTAL INVESTMENTS
(cost $883,038,936)	101.1%	1,090,794,526
Liabilities in excess of other assets	(1.1)	(11,357,255)

NET ASSETS	100.0%	$1,079,437,271

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $1,502,977 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $55,511,690. This was secured by collateral of $15,209,195, which was received in cash and subsequently invested in short-term investments currently valued at $15,209,195 as reported in the Portfolio of Investments. Additional collateral of $41,194,852 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$657,269
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	585,598
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	999,349
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	1,569,454
United States Treasury Notes/Bonds	zero coupon to 6.13%	09/30/2017 to 02/15/2047	37,383,182

(2)	The rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse	CHF	692,757	USD	719,698	09/29/2017	$—	$(3,868)
	JPY	178,397,100	USD	1,609,947	09/29/2017	—	(14,631)
	USD	82,534	CHF	79,083	09/29/2017	65	—
	USD	95,612	JPY	10,437,000	09/29/2017	—	(567)

						65	(19,066)

UBS AG	EUR	4,333,208	USD	4,937,158	09/29/2017	—	(227,987)
	USD	317,871	EUR	272,824	09/29/2017	7,333	—

						7,333	(227,987)

Net Unrealized Appreciation/(Depreciation)						$7,398	$(247,053)

CHF - Swiss Franc

EUR - Euro Currency

JPY - Japanese Yen

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$953,526,248	$114,602,000	**	$—	$1,068,128,248
Exchange-Traded Funds	2,122,083	—		—	2,122,083
Short-Term Investment Securities:
Registered Investment Companies	15,209,195	—		—	15,209,195
Time Deposits	—	5,335,000		—	5,335,000

Total Investments at Value	$970,857,526	$119,937,000		$—	$1,090,794,526

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$7,398		$—	$7,398

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$247,053		$—	$247,053

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $105,875,360 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.3%
Aerospace/Defense - 1.1%

General Dynamics Corp.	3,459	$696,470
Northrop Grumman Corp.	2,292	623,905

		1,320,375

Aerospace/Defense-Equipment - 0.3%

Harris Corp.	631	77,550
United Technologies Corp.	2,413	288,884

		366,434

Agricultural Chemicals - 0.1%

Mosaic Co.	7,142	142,697

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	1,516	62,641

Airlines - 0.8%

Delta Air Lines, Inc.	9,380	442,642
United Continental Holdings, Inc.†	8,610	533,476

		976,118

Applications Software - 3.6%

Microsoft Corp.	58,345	4,362,456

Athletic Footwear - 0.2%

NIKE, Inc., Class B	3,942	208,177

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	33,194	366,130
General Motors Co.	2,365	86,417

		452,547

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	7,087	470,081

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Automotive PLC	4,359	420,208
Lear Corp.	834	124,716

		544,924

Banks-Commercial - 0.3%

Regions Financial Corp.	6,317	89,133
SVB Financial Group†	809	136,996
Zions Bancorporation	2,045	89,285

		315,414

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	12,586	657,996
State Street Corp.	6,308	583,427

		1,241,423

Banks-Super Regional - 2.4%

Capital One Financial Corp.	5,149	409,912
Comerica, Inc.	2,227	151,993
KeyCorp.	24,209	416,637
SunTrust Banks, Inc.	2,641	145,519
Wells Fargo & Co.	35,208	1,798,072

		2,922,133

Beverages-Non-alcoholic - 1.6%

Coca-Cola Co.	7,116	324,134
PepsiCo, Inc.	13,652	1,579,946

		1,904,080

Beverages-Wine/Spirits - 0.6%

Constellation Brands, Inc., Class A	3,913	782,991

Brewery - 0.7%

Molson Coors Brewing Co., Class B	9,195	825,251

Building Products-Cement - 0.1%

Vulcan Materials Co.	641	77,728

Building Products-Wood - 0.2%

Masco Corp.	6,936	255,037

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	5,637	203,777
PulteGroup, Inc.	2,224	57,424
Toll Brothers, Inc.	5,728	223,163

		484,364

Cable/Satellite TV - 2.5%

Charter Communications, Inc., Class A†	3,009	1,199,207
Comcast Corp., Class A	38,448	1,561,373
DISH Network Corp., Class A†	5,508	315,553

		3,076,133

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	3,146	203,578

Chemicals-Diversified - 2.0%

Celanese Corp., Series A	2,473	239,931
Dow Chemical Co.	6,300	419,895
E.I. du Pont de Nemours & Co.	12,042	1,010,685
Eastman Chemical Co.	8,446	728,045

		2,398,556

Chemicals-Specialty - 0.1%

Albemarle Corp.#	879	102,193

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc.	562	59,836
Vantiv, Inc., Class A†	1,636	115,649
WEX, Inc.†	1,404	153,233

		328,718

Computer Services - 1.6%

Accenture PLC, Class A	12,388	1,619,855
International Business Machines Corp.	1,924	275,190

		1,895,045

Computers - 4.6%

Apple, Inc.	31,958	5,241,112
HP, Inc.	22,459	428,518

		5,669,630

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	5,019	618,792

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	4,087	241,256

Containers-Paper/Plastic - 0.2%

WestRock Co.	4,496	255,867

Cosmetics & Toiletries - 0.7%

Procter & Gamble Co.	9,096	839,288

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd.	5,000	622,300

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	6,926	643,564

Diagnostic Equipment - 1.2%

Abbott Laboratories	15,491	789,112
Danaher Corp.	4,010	334,514
Thermo Fisher Scientific, Inc.	2,124	397,485

		1,521,111

Distribution/Wholesale - 0.1%

HD Supply Holdings, Inc.†	3,745	124,708

Diversified Banking Institutions - 4.3%

Bank of America Corp.	88,582	2,116,224
Citigroup, Inc.	27,898	1,897,901

Morgan Stanley	26,256	1,194,648

		5,208,773

Diversified Manufacturing Operations - 2.6%

Eaton Corp. PLC	9,785	702,172
General Electric Co.	56,031	1,375,561
Ingersoll-Rand PLC	11,128	950,220
Parker-Hannifin Corp.	771	124,046

		3,151,999

E-Commerce/Products - 1.7%

Amazon.com, Inc.†	2,115	2,073,969

E-Commerce/Services - 0.3%

Priceline Group, Inc.†	194	359,303

Electric-Integrated - 3.1%

American Electric Power Co., Inc.	4,356	320,732
CMS Energy Corp.	7,533	365,652
Duke Energy Corp.	3,176	277,265
Edison International	4,741	380,133
Exelon Corp.	6,967	263,840
NextEra Energy, Inc.	7,657	1,152,455
PG&E Corp.	6,134	431,711
Xcel Energy, Inc.	11,295	559,103

		3,750,891

Electronic Components-Semiconductors - 2.8%

Broadcom, Ltd.	5,452	1,374,286
Microchip Technology, Inc.#	3,719	322,809
NVIDIA Corp.	2,157	365,482
Texas Instruments, Inc.	16,089	1,332,491

		3,395,068

Electronic Connectors - 0.6%

TE Connectivity, Ltd.	8,868	705,893

Electronic Forms - 1.3%

Adobe Systems, Inc.†	10,260	1,591,942

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	4,088	264,575
Fortive Corp.	840	54,575

		319,150

Electronic Security Devices - 0.3%

Allegion PLC	4,947	389,378

Enterprise Software/Service - 0.2%

Oracle Corp.	1,579	79,471
Workday, Inc., Class A†	1,339	146,875

		226,346

Finance-Credit Card - 2.2%

American Express Co.	7,792	670,891
Discover Financial Services	709	41,796
Visa, Inc., Class A#	19,618	2,030,855

		2,743,542

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	22,082	881,072

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	8,224	531,846

Food-Confectionery - 0.0%

J.M. Smucker Co.	331	34,676

Food-Misc./Diversified - 0.8%

Kraft Heinz Co.	1,122	90,602
Mondelez International, Inc., Class A	22,270	905,498

		996,100

Gas-Distribution - 0.2%

NiSource, Inc.	7,313	196,500

Gold Mining - 0.1%

Newmont Mining Corp.	2,731	104,707

Home Decoration Products - 0.0%

Newell Brands, Inc.	1,245	60,109

Instruments-Controls - 1.2%

Honeywell International, Inc.	10,432	1,442,433

Insurance Brokers - 0.4%

Arthur J. Gallagher & Co.	7,643	442,530

Insurance-Life/Health - 0.0%

Brighthouse Financial, Inc.†	804	45,884

Insurance-Multi-line - 2.0%

Chubb, Ltd.	7,933	1,121,885
Hartford Financial Services Group, Inc.	6,228	336,748
MetLife, Inc.	18,959	887,850
Voya Financial, Inc.	3,984	152,308

		2,498,791

Insurance-Property/Casualty - 0.0%

XL Group, Ltd.	1,434	58,737

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	9,750	1,766,310
Everest Re Group, Ltd.	255	64,382

		1,830,692

Internet Content-Entertainment - 2.3%

Facebook, Inc., Class A†	16,142	2,775,940

Internet Security - 0.1%

Symantec Corp.	3,371	101,063

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	866	119,950
BlackRock, Inc.	199	83,383

		203,333

Machinery-Farming - 0.3%

Deere & Co.	2,801	324,720

Medical Instruments - 0.6%

Boston Scientific Corp.†	24,758	682,083

Medical Products - 0.9%

Becton Dickinson and Co.	2,788	556,039
Cooper Cos., Inc.	289	72,490
Zimmer Biomet Holdings, Inc.	3,749	428,398

		1,056,927

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	1,366	194,532
Amgen, Inc.	352	62,575
Biogen, Inc.†	2,661	842,366
BioMarin Pharmaceutical, Inc.†	547	49,334
Celgene Corp.†	7,409	1,029,332
Gilead Sciences, Inc.	10,552	883,308
Illumina, Inc.†	1,412	288,698
Vertex Pharmaceuticals, Inc.†	3,056	490,610

		3,840,755

Medical-Drugs - 5.5%

AbbVie, Inc.	1,455	109,562
Allergan PLC	4,076	935,360
Bristol-Myers Squibb Co.	15,443	933,993
Eli Lilly & Co.	10,866	883,297
Johnson & Johnson	9,651	1,277,503
Merck & Co., Inc.	12,404	792,119

Pfizer, Inc.	53,729	1,822,488

		6,754,322

Medical-HMO - 2.7%

Aetna, Inc.	1,505	237,338
Cigna Corp.	3,792	690,372
Humana, Inc.	1,320	340,058
UnitedHealth Group, Inc.	10,399	2,068,361

		3,336,129

Medical-Hospitals - 0.0%

HCA Healthcare, Inc.†	722	56,792

Metal-Aluminum - 0.1%

Alcoa Corp.	2,999	131,596

Multimedia - 1.6%

Time Warner, Inc.	2,052	207,457
Twenty-First Century Fox, Inc., Class A	27,504	758,835
Walt Disney Co.	9,367	947,941

		1,914,233

Networking Products - 0.3%

Cisco Systems, Inc.	11,300	363,973

Oil Companies-Exploration & Production - 2.8%

Anadarko Petroleum Corp.	7,115	291,217
Cabot Oil & Gas Corp.#	2,558	65,357
Concho Resources, Inc.†	2,764	306,721
Diamondback Energy, Inc.†	4,484	407,102
EOG Resources, Inc.	8,628	733,294
EQT Corp.	4,062	253,225
Occidental Petroleum Corp.	11,207	669,058
Pioneer Natural Resources Co.	5,504	713,594

		3,439,568

Oil Companies-Integrated - 1.9%

Chevron Corp.	8,292	892,385
Exxon Mobil Corp.	19,010	1,451,033

		2,343,418

Oil Refining & Marketing - 0.3%

Phillips 66	2,692	225,616
Valero Energy Corp.	2,539	172,906

		398,522

Oil-Field Services - 0.1%

Halliburton Co.	929	36,203
Schlumberger, Ltd.	1,795	114,001

		150,204

Pipelines - 0.3%

Kinder Morgan, Inc.	19,577	378,423

Radio - 0.1%

Sirius XM Holdings, Inc.#	10,654	61,260

Real Estate Investment Trusts - 2.4%

AvalonBay Communities, Inc.	2,542	477,210
Boston Properties, Inc.	1,324	159,674
Brixmor Property Group, Inc.	3,186	59,642
Digital Realty Trust, Inc.	890	105,323
Equinix, Inc.	507	237,484
Equity Residential	926	62,181
Extra Space Storage, Inc.#	2,270	176,220
Federal Realty Investment Trust	1,740	220,858
HCP, Inc.	5,571	166,071
Mid-America Apartment Communities, Inc.	1,115	118,703
Omega Healthcare Investors, Inc.#	1,740	55,454
Prologis, Inc.	3,992	252,933
Public Storage	2,277	467,559
Regency Centers Corp.#	1,212	77,956
SBA Communications Corp.†	434	66,641
Vornado Realty Trust	2,462	183,394

		2,887,303

Retail-Apparel/Shoe - 0.3%

Ross Stores, Inc.	6,069	354,733

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	1,756	344,404

Retail-Building Products - 2.0%

Home Depot, Inc.	9,835	1,473,971
Lowe’s Cos., Inc.	12,593	930,497

		2,404,468

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	4,869	264,192

Retail-Discount - 1.0%

Costco Wholesale Corp.	5,447	853,763
Dollar Tree, Inc.†	3,980	316,967
Wal-Mart Stores, Inc.	898	70,107

		1,240,837

Retail-Drug Store - 0.8%

Walgreens Boots Alliance, Inc.	11,396	928,774

Retail-Major Department Stores - 0.8%

TJX Cos., Inc.	13,999	1,012,128

Retail-Restaurants - 0.7%

McDonald’s Corp.	752	120,297
Starbucks Corp.	11,866	650,969
Yum! Brands, Inc.	1,922	147,648

		918,914

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	11,859	992,242

Semiconductor Equipment - 0.1%

Lam Research Corp.	514	85,314

Telephone-Integrated - 1.2%

AT&T, Inc.	20,584	771,077
Verizon Communications, Inc.	15,681	752,217

		1,523,294

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	335	84,795

Tobacco - 1.5%

Altria Group, Inc.	849	53,827
Philip Morris International, Inc.	15,385	1,798,968

		1,852,795

Tools-Hand Held - 1.0%

Snap-on, Inc.#	2,006	296,025
Stanley Black & Decker, Inc.	6,065	873,360

		1,169,385

Transport-Rail - 1.5%

Norfolk Southern Corp.	4,736	570,783
Union Pacific Corp.	11,752	1,237,485

		1,808,268

Transport-Services - 0.1%

FedEx Corp.	580	124,340

Web Portals/ISP - 3.4%

Alphabet, Inc., Class A†	2,157	2,060,452
Alphabet, Inc., Class C†	2,181	2,048,679

		4,109,131

Total Long-Term Investment Securities
(cost $93,156,840)		119,714,519

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01% (1)(2)	57,362	57,362

Time Deposits - 0.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$184,000	184,000

Total Short-Term Investment Securities
(cost $241,362)		241,362

TOTAL INVESTMENTS
(cost $93,398,202)	98.5%	119,955,881
Other assets less liabilities	1.5	1,825,709

NET ASSETS	100.0%	$121,781,590

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $2,706,256. This was secured by collateral of $57,362, which was received in cash and subsequently invested in short-term investments currently valued at $57,362 as reported in the Portfolio of Investments. Additional collateral of $2,697,146 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$83,697
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	68,774
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	143,682
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	46,479
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	2,354,514

(2)	The rate shown is the 7-day yield as of August 31, 2017.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

15	Long	S&P 500 E-Mini Index	September 2017	$1,851,393	$1,852,575	$1,182

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$119,714,519	$—	$—	$119,714,519
Short-Term Investment Securities:
Registered Investment Companies	57,362	—	—	57,362
Time Deposits	—	184,000	—	184,000

Total Investments at Value	$119,771,881	$184,000	$—	$119,955,881

Other Financial Instruments:†
Futures Contracts	$1,182	$—	$—	$1,182

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal	Value (Note 1)
COMMON STOCKS - 98.2%
Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†#	14,500	$2,562,730
DENTSPLY SIRONA, Inc.	1,445	81,744

		2,644,474

Diagnostic Equipment - 3.2%

Danaher Corp.	90,100	7,516,142
GenMark Diagnostics, Inc.†#	164,911	1,606,233
Oxford Immunotec Global PLC†#	17,100	270,522
Thermo Fisher Scientific, Inc.	77,100	14,428,494

		23,821,391

Diagnostic Kits - 0.2%

Quidel Corp.†	41,800	1,460,492

Dialysis Centers - 0.7%

DaVita, Inc.†	50,821	2,976,078
Fresenius Medical Care AG & Co. KGaA	23,552	2,202,695

		5,178,773

Drug Delivery Systems - 0.5%

DexCom, Inc.†#	45,712	3,410,572

Electronic Measurement Instruments - 2.1%

Agilent Technologies, Inc.	248,400	16,076,448

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†	6,000	3,630,540

Medical Imaging Systems - 0.4%

Lantheus Holdings, Inc.†	163,342	2,858,485

Medical Information Systems - 0.7%

athenahealth, Inc.†#	37,813	5,328,986

Medical Instruments - 5.3%

Bruker Corp.	97,437	2,834,442
Intuitive Surgical, Inc.†	27,259	27,386,300
Medtronic PLC	81,721	6,588,347
Teleflex, Inc.	15,700	3,324,475

		40,133,564

Medical Labs & Testing Services - 0.4%

Quintiles IMS Holdings, Inc.†#	28,355	2,722,931
Teladoc, Inc.†	7,402	248,337

		2,971,268

Medical Products - 8.9%

Advanced Accelerator Applications SA ADR†#	49,688	2,433,221
Becton Dickinson and Co.	143,787	28,676,879
Cooper Cos., Inc.#	18,822	4,721,122
Glaukos Corp.†#	24,800	936,200
Henry Schein, Inc.†#	23,597	4,098,327
K2M Group Holdings, Inc.†	75,505	1,765,307
Penumbra, Inc.†	5,518	474,548
Stryker Corp.#	110,896	15,677,368
West Pharmaceutical Services, Inc.	53,432	4,650,721
Wright Medical Group NV†	115,039	3,405,155
Wright Medical Group NV CVR†	7,700	11,935

		66,850,783

Medical-Biomedical/Gene - 29.6%

Acceleron Pharma, Inc.†#	59,800	2,317,848
Acerta Pharma B.V., Class A†(2)(3)(4)	854,366	828,735
Acerta Pharma B.V., Class B†(2)(3)(4)	9,771,120	635,123
Alder Biopharmaceuticals, Inc.†#	40,800	399,840
Alexion Pharmaceuticals, Inc.†	155,832	22,192,035
Alnylam Pharmaceuticals, Inc.†#	84,422	7,237,498
Amarin Corp. PLC ADR†#	99,600	337,644
Amgen, Inc.	40,900	7,270,793
Ardelyx, Inc.†	28,772	148,176
Argenx SE ADR†	9,734	200,715
Audentes Therapeutics, Inc.†	30,570	641,664
Axovant Sciences, Ltd.†	95,540	1,910,800
Biogen, Inc.†	49,509	15,672,569
Biohaven Pharmaceutical Holding Co., Ltd.†#	8,480	303,160
BioMarin Pharmaceutical, Inc.†#	73,130	6,595,595
Bioverativ, Inc.†	60,814	3,447,546
Bluebird Bio, Inc.†#	51,442	6,422,534
Blueprint Medicines Corp.†#	45,568	2,470,697
Celgene Corp.†	28,580	3,970,619
Corvus Pharmaceuticals, Inc.†#	13,399	216,662
Cytokinetics, Inc.†	22,300	331,155
Dermira, Inc.†#	38,225	901,728
Editas Medicine, Inc.†#	35,279	744,740
Exelixis, Inc.†	135,779	3,970,178
FibroGen, Inc.†	36,552	1,761,806
Gilead Sciences, Inc.	186,775	15,634,935
GlycoMimetics, Inc.†#	30,800	375,760
Illumina, Inc.†#	16,915	3,458,441
ImmunoGen, Inc.†#	38,200	319,352
Immunomedics, Inc.†#	180,978	2,287,562
Incyte Corp.†#	114,651	15,754,194
Innate Pharma SA†	18,551	243,210
Insmed, Inc.†#	220,316	2,736,325
Ionis Pharmaceuticals, Inc.†#	13,047	699,580
Juno Therapeutics, Inc.†#	50,400	2,080,008
Kite Pharma, Inc.†#	69,377	12,348,412
Loxo Oncology, Inc.†#	11,030	919,902
Ovid Therapeutics, Inc.†#	3,200	30,144
Ovid Therapeutics, Inc.†(3)(4)	14,828	132,696
Prothena Corp. PLC†#	93,937	5,771,489
Puma Biotechnology, Inc.†#	134,701	12,459,842
Regeneron Pharmaceuticals, Inc.†	27,000	13,416,300
Retrophin, Inc.†	17,100	417,240
Sage Therapeutics, Inc.†#	83,666	6,881,528
Seattle Genetics, Inc.†#	25,854	1,358,111
Seres Therapeutics, Inc.†#	9,744	136,708
Spark Therapeutics, Inc.†#	79,137	6,515,349
Theravance Biopharma, Inc.†#	49,964	1,632,324
Tocagen, Inc.†	15,941	221,739
Ultragenyx Pharmaceutical, Inc.†#	37,322	2,129,593
Vertex Pharmaceuticals, Inc.†	149,881	24,061,896
WaVe Life Sciences, Ltd.†	18,980	446,030
Zeneca, Inc. CVR†(2)(3)(4)	23,110	14,213

		223,412,743

Medical-Drugs - 19.0%

AbbVie, Inc.	94,677	7,129,178
ACADIA Pharmaceuticals, Inc.†#	32,653	1,162,773
Achaogen, Inc.†#	48,395	906,922
Aclaris Therapeutics, Inc.†	18,000	466,740
Aimmune Therapeutics, Inc.†#	45,833	985,409
Akcea Therapeutics, Inc.†#	23,182	432,344
Alkermes PLC†#	95,851	4,867,314
Allergan PLC#	85,687	19,663,453
Amicus Therapeutics, Inc.†#	250,141	3,486,966

Astellas Pharma, Inc.	189,900	2,391,645
AstraZeneca PLC ADR#	235,700	7,030,931
BeiGene, Ltd. ADR†	29,627	2,041,893
Bristol-Myers Squibb Co.#	212,270	12,838,090
Chugai Pharmaceutical Co., Ltd.	92,000	3,748,103
Clovis Oncology, Inc.†#	34,510	2,625,176
Coherus Biosciences, Inc.†	29,013	419,238
Eisai Co., Ltd.#	43,600	2,261,068
Eli Lilly & Co.	94,986	7,721,412
Ignyta, Inc.†#	14,600	167,900
Ironwood Pharmaceuticals, Inc.†#	306,353	4,886,330
Mallinckrodt PLC†#	83,844	3,444,311
Merck & Co., Inc.	204,300	13,046,598
Minerva Neurosciences, Inc.†#	60,980	368,929
MyoKardia, Inc.†	8,500	368,475
Radius Health, Inc.†#	117,013	4,403,199
Sanofi	87,099	8,504,265
Shire PLC ADR	79,508	11,877,700
TESARO, Inc.†#	74,058	9,563,850
TherapeuticsMD, Inc.†#	216,613	1,299,678
UCB SA	31,803	2,192,775
Zoetis, Inc.	50,400	3,160,080

		143,462,745

Medical-Generic Drugs - 0.6%

Avexis, Inc.†	18,387	1,716,427
Mylan NV†	28,400	894,032
Perrigo Co. PLC#	21,400	1,689,744

		4,300,203

Medical-HMO - 17.1%

Aetna, Inc.	90,153	14,217,128
Anthem, Inc.	69,900	13,703,196
Centene Corp.†	143,080	12,712,658
Cigna Corp.	117,700	21,428,462
Humana, Inc.	69,863	17,998,106
Molina Healthcare, Inc.†#	33,036	2,114,304
UnitedHealth Group, Inc.	218,200	43,399,980
WellCare Health Plans, Inc.†	17,850	3,118,038

		128,691,872

Medical-Hospitals - 3.1%

Acadia Healthcare Co., Inc.†#	80,678	3,787,025
Envision Healthcare Corp.†#	80,789	4,234,151
HCA Healthcare, Inc.†	143,416	11,281,103
Universal Health Services, Inc., Class B	40,707	4,401,648

		23,703,927

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.#	21,800	447,772

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	7,500	601,875
McKesson Corp.	17,461	2,607,102

		3,208,977

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker)., Class A†(2)(3)(4)	33,706	315,825

Retail-Drug Store - 1.1%

CVS Health Corp.	42,200	3,263,748
Raia Drogasil SA	54,200	1,194,075
Walgreens Boots Alliance, Inc.	49,755	4,055,033

		8,512,856

Therapeutics - 2.8%

Agios Pharmaceuticals, Inc.†	40,300	2,549,378
Aquinox Pharmaceuticals, Inc.†#	93,517	1,366,283
Cara Therapeutics, Inc.†#	23,000	329,590
Dyax Corp. CVR†(2)(3)(4)	159,200	502,117
GW Pharmaceuticals PLC ADR†#	27,977	2,960,526
La Jolla Pharmaceutical Co.†	7,000	239,050
Merus NV†	21,000	305,550
Neurocrine Biosciences, Inc.†#	178,735	10,116,401
Sarepta Therapeutics, Inc.†#	24,000	966,960
Xencor, Inc.†#	88,816	1,920,202

		21,256,057

X-Ray Equipment - 1.2%

Hologic, Inc.†#	231,000	8,916,600

Total Common Stocks (cost $575,496,845)		740,595,353

CONVERTIBLE PREFERRED SECURITIES - 0.9%
Applications Software - 0.1%

Outset Medical, Inc Series C†(2)(3)(4)	320,192	829,777

Medical Information Systems - 0.0%

Doximity, Inc. Series C†(2)(3)(4)	64,785	323,277

Medical Products - 0.3%

Becton Dickinson and Co. Series A 6.13%	26,711	1,485,666
Guardant Health, Inc. Series E†(2)(3)(4)	32,953	276,594
Shockwave Medical, Inc. Series C†(2)(3)(4)	196,966	198,932

		1,961,192

Medical-Biomedical/Gene - 0.1%

Quanterix Corp. Series D1†(2)(3)(4)	103,279	415,285

Medical-Drugs - 0.3%

Allergan PLC 5.50%	2,970	2,433,143

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker)., Series D†(2)(3)(4)	75,264	705,224

Total Convertible Preferred Securities (cost $6,715,686)		6,667,898

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022# (cost $865,000)	$865,000	1,034,215

OPTIONS - PURCHASED - 0.0%

Options-Purchased(6) (cost $57,753)	194	76,590

Total Long-Term Investment Securities
(cost $583,130,284)		748,374,056

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Registered Investment Companies - 5.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93%(5)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(5)	28,061,472	28,061,472
T. Rowe Price Government Reserve Fund 1.04%(5)	9,695,560	9,695,560

Total Short-Term Investment Securities (cost $38,257,032)		38,257,032

TOTAL INVESTMENTS (cost $621,387,316)	104.3%	786,631,088
Liabilities in excess of other assets	(4.3)	(32,103,752)

NET ASSETS	100.0%	$754,527,336

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $147,612,635. This was secured by collateral of $28,061,472, which was received in cash and subsequently invested in short-term investments currently valued at $28,061,472 as reported in the Portfolio of Investments. Additional collateral of $119,409,970 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$11,337,376
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	$9,315,913
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	$19,462,683
United States Treasury Bills	0.00%	09/07/2017 to 07/19/2018	$3,623,445
United States Treasury Notes/Bonds	zero coupon to 8.00%	09/30/2017 to 02/15/2047	$75,670,553

(2)	Security classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V. Class A	2/2/2016	854,366	$854,366	$828,735	$0.97	0.11%
Acerta Pharma B.V. Class B	2/2/2016	9,771,120	249,853	635,123	0.07	0.08%
Dyax Corp. CVR	1/25/2016	159,200	176,712	502,117	3.15	0.07%
JAND, Inc. (dba Warby Parker). Class A	4/23/2015	33,706	387,123	315,825	9.37	0.04%
Ovid Therapeutics, Inc.	8/10/2015	14,828	198,625	132,696	8.95	0.02%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%

Convertible Preferred Securities
Doximity, Inc. Series C	4/10/2014	64,785	312,316	323,277	4.99	0.04%
Guardant Health, Inc. Series E	5/9/2017	32,953	276,594	276,594	8.39	0.04%
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	864,430	705,224	9.37	0.09%
Outset Medical, Inc. Series C	4/19/2017	320,192	829,777	829,777	2.59	0.11%
Shockwave Medical, Inc. Series C	11/10/2016	196,966	198,936	198,932	1.01	0.03%
Quanterix Corp. Series D1	6/2/2017	103,279	415,285	415,285	4.02	0.06%

				$5,177,798		0.69%

(4)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $5,177,798 representing 0.7% of net assets.
(5)	The rate shown is the 7-day yield as of August 31, 2017.
(6)	Options - Purchased

Exchange-Traded Purchased Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at August 31,2016	Unrealized Appreciation (Depreciation)
Neurocrine Biosciences Inc.	November 2017	$60	57	322,620	$18,573	$23,940	$5,367
Neurocrine Biosciences Inc.	November 2017	65	88	498,080	18,172	21,780	3,608
Neurocrine Biosciences Inc.	February 2018	60	21	118,860	10,563	16,170	5,607
Neurocrine Biosciences Inc.	February 2018	65	28	158,480	10,444	14,700	4,256

			194		$57,752	$76,590	$18,838

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$221,558,766	$375,906	***	$1,478,071	$223,412,743
Pharmacy Services	—	—		315,825	315,825
Therapeutics	20,753,940	—		502,117	21,256,057
Other Industries	474,310,177	21,300,551	**	—	495,610,728
Convertible Preferred Securities:
Medical Products	1,485,666	—		475,526	1,961,192
Medical - Drugs	2,433,143	—		—	2,433,143
Other Industries	—	—		2,273,563	2,273,563
Convertible Bonds & Notes	—	1,034,215		—	1,034,215
Options - Purchased	76,590	—		—	76,590
Short-Term Investment Securities	38,257,032	—		—	38,257,032

Total Investments at Value	$758,875,314	$22,710,672		$5,045,102	$786,631,088

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
***	Amount includes $243,210 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $19,350,985 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Principal Amount(1)/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 0.7%
Diversified Financial Services - 0.7%

Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	$2,000,000	$1,984,604
Chase Issuance Trust FRS Series 2016-A1, Class A 1.64% (1 ML+0.41%) due 05/17/2021	2,000,000	2,010,549
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 1.93% (1 ML+0.70%) due 06/15/2034*(2)	360,000	360,000

Total Asset Backed Securities (cost $4,362,557)		4,355,153

U.S. CORPORATE BONDS & NOTES - 16.0%
Agricultural Chemicals - 0.0%

Mosaic Co. Senior Notes 4.88% due 11/15/2041	57,000	53,920

Auto-Cars/Light Trucks - 0.9%

Ford Motor Credit Co. LLC FRS Senior Notes 2.02% (3 ML+0.79%) due 06/12/2020	2,510,000	2,510,559
Ford Motor Credit Co. LLC FRS Senior Notes 2.14% (3 ML+0.83%) due 08/12/2019	1,350,000	1,356,377
Toyota Motor Credit Corp. Senior Notes 1.50% due 02/13/2020	2,000,000	1,993,577

		5,860,513

Banks-Commercial - 0.3%

BB&T Corp. FRS Senior Notes 2.02% (3 ML+0.72%) due 01/15/2020	877,000	884,607
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	959,000	965,353

		1,849,960

Banks-Super Regional - 0.8%

Wells Fargo & Co. FRS Senior Notes 3.88% (CPIYOY+1.50%) due 03/31/2021	2,000,000	2,038,824
Wells Fargo Bank NA FRS Senior Notes 1.77% (3 ML+0.55%) due 09/07/2017	3,000,000	3,000,050

		5,038,874

Building Products-Cement - 0.4%

Vulcan Materials Co. FRS Senior Notes 1.85% (3 ML+0.60%) due 06/15/2020	2,512,000	2,510,694

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,520,233

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	577,000	589,295

Diversified Banking Institutions - 8.0%

Bank of America Corp. FRS Senior Notes 2.97% (CPIYOY+1.10%) due 11/19/2024(3)	2,000,000	1,887,500
Bank of America Corp. FRS Senior Notes 3.97% (CPIYOY+2.10%) due 02/18/2020(3)	1,600,000	1,630,400
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	227,824
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,645,161
Citigroup, Inc. FRS Senior Notes 2.41% (3 ML+1.10%) due 05/17/2024	3,020,000	3,020,952
Citigroup, Inc. FRS Senior Notes 2.50% (3 ML+1.19%) due 08/02/2021	1,475,000	1,500,249
Citigroup, Inc. FRS Senior Notes 2.59% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,935,980
Citigroup, Inc. FRS Senior Notes 2.87% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,980,520
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	2,082,000	2,114,023
Citigroup, Inc. FRS Senior Notes 4.13% (CPIYOY+2.50%) due 03/30/2020	4,000,000	4,124,400
Goldman Sachs Group, Inc. FRS Senior Notes 2.47% (3 ML+1.16%) due 04/23/2020	1,596,000	1,621,742
Goldman Sachs Group, Inc. FRS Senior Notes 2.49% (3 ML+1.17%) due 11/15/2021	2,424,000	2,452,137
Goldman Sachs Group, Inc. FRS Senior Notes 3.06% (3 ML+1.75%) due 10/28/2027	570,000	589,440
Goldman Sachs Group, Inc. FRS Senior Notes 3.13% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,070,004
JPMorgan Chase & Co. FRS Senior Notes 2.54% (3 ML+1.23%) due 10/24/2023	580,000	590,455
JPMorgan Chase & Co. FRS Senior Notes 2.88% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,997,600
JPMorgan Chase & Co. FRS Senior Notes 3.63% (CPIYOY+2.00%) due 02/25/2021	1,000,000	993,300
JPMorgan Chase & Co. FRS Senior Notes 3.71% (CPIYOY+2.08%) due 04/28/2020	5,000,000	5,054,000
Morgan Stanley FRS Senior Notes 2.11% (3 ML+0.80%) due 02/14/2020	1,775,000	1,783,502
Morgan Stanley FRS Senior Notes 3.42% (CPIYOY+1.55%) due 08/24/2023(3)	468,000	459,225
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,251,000	1,267,684
Morgan Stanley FRS Senior Notes 3.87% (CPIYOY+2.00%) due 12/15/2019(3)	1,813,000	1,858,325
Morgan Stanley FRS Senior Notes 3.87% (CPIYOY+2.00%) due 01/24/2020(3)	2,203,000	2,255,321
Morgan Stanley FRS Senior Notes 3.87% (CPIYOY+2.00%) due 04/25/2023(3)	3,870,000	3,957,075

Morgan Stanley FRS Senior Notes 3.87% (CPIYOY+2.00%) due 06/09/2023(3)		664,000	676,477

			50,693,296

Electric-Integrated - 0.1%

FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		818,000	835,680

Finance-Consumer Loans - 0.9%

SLM Corp. FRS Senior Notes 4.03% (CPIYOY+2.15%) due 12/15/2020		2,017,000	1,961,533
SLM Corp. FRS Senior Notes 4.13% (CPIYOY+2.25%) due 05/03/2019		3,745,000	3,699,311

			5,660,844

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†		400,000	23,500
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†		578,000	34,680
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†		1,000,000	58,750

			116,930

Insurance-Life/Health - 0.4%

Pacific Life Global Funding FRS Senior Notes 3.75% (CPIYOY+2.12%) due 06/02/2018*(3)		300,000	300,300
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		307,000	333,336
Prudential Financial, Inc. FRS Senior Notes 4.38% (CPIYOY+2.75%) due 05/23/2018		2,000,000	2,030,600

			2,664,236

Insurance-Multi-line - 0.8%

Monumental Global Funding III FRS Senior Sec. Notes 4.05% (CPIYOY+2.18%) due 05/22/2018*		5,000,000	5,100,130

Investment Management/Advisor Services - 0.3%

Morgan Stanley & Co. LLC FRS Senior Notes 3.87% (CPIYOY+2.00%) due 02/11/2020(3)		2,000,000	2,037,500

Metal-Diversified - 0.4%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*#		338,000	344,997
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#		2,078,000	2,104,199

			2,449,196

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021		2,589,000	2,751,976
Hess Corp. Senior Notes 4.30% due 04/01/2027#		400,000	392,206
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027#		1,062,000	1,074,393
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028		1,607,000	1,611,374

			5,829,949

Pipelines - 0.6%

EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		1,799,000	1,883,258
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027		303,000	306,555
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026		1,622,000	1,602,987

			3,792,800

Special Purpose Entity - 0.7%

Hartford Life Institutional Funding FRS Senior Sec. Notes 3.93% (CPIYOY+2.30%) due 05/08/2018*(3)		3,985,000	4,012,935

Total U.S. Corporate Bonds & Notes (cost $100,470,959)			101,616,985

FOREIGN CORPORATE BONDS & NOTES - 5.6%
Banks-Commercial - 0.4%

ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 2.32% (3 ML+1.01%) due 07/28/2021*		1,950,000	1,970,800
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031		301,000	312,702

			2,283,502

Diversified Banking Institutions - 3.0%

Barclays PLC FRS Senior Notes 3.42% (3 ML+2.11%) due 08/10/2021		753,000	788,120
BNP Paribas SA FRS Senior Notes 2.77% (CPIYOY+1.14%) due 12/21/2020(3)		431,000	438,543
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		535,000	564,254
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 3.59% (3 ML+2.29%) due 04/16/2021		3,049,000	3,209,039
HSBC Holdings PLC FRS Senior Notes 2.80% (3 ML+1.50%) due 01/05/2022		1,400,000	1,446,750
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		325,000	328,515
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.62% (CPIYOY+1.75%) due 03/31/2018		2,000,000	2,003,780
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(10)		10,000,000	9,680,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#		738,000	772,958

			19,231,959

Gas-Distribution - 0.4%

National Grid PLC Senior Notes 1.45% due 10/06/2021	GBP	1,763,000	2,809,046

Gold Mining - 1.0%

Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018		2,200,000	2,205,401
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		820,000	820,000

Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,580,705
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,663,000	1,863,998

			6,470,104

Medical-Generic Drugs - 0.1%

Actavis Funding SCS FRS Company Guar. Notes 2.31% (3 ML+1.08%) due 03/12/2018		575,000	577,128

Metal-Iron - 0.4%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		2,321,000	2,636,656

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC FRS Company Guar. Notes 2.12% (3 ML+0.87%) due 09/16/2021		1,636,000	1,664,414

Total Foreign Corporate Bonds & Notes (cost $35,274,220)			35,672,809

U.S. GOVERNMENT AGENCIES - 1.7%
Federal Home Loan Mtg. Corp. - 1.2%

Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 1.68% (1 ML+0.45%) due 12/15/2038(5)		745,855	752,650
Federal Home Loan Mtg. Corp. REMIC FRS Series 3925, Class FL 1.68% (1 ML+0.45%) due 01/15/2041(5)		796,300	795,311
Federal Home Loan Mtg. Corp. REMIC FRS Series 4001, Class FM 1.73% (1 ML+0.50%) due 02/15/2042(5)		472,403	475,167
Federal Home Loan Mtg. Corp. REMIC FRS Series 3355, Class BF 1.93% (1 ML+0.70%) due 08/15/2037(5)		511,474	518,410
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 2.88% (1 ML+1.65%) due 04/25/2024(5)		1,717,992	1,742,708
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 3.43% (1 ML+2.20%) due 02/25/2024(5)		1,579,315	1,631,774
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 3.43% (1 ML+2.20%) due 09/25/2024(5)		1,000,000	1,030,612
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQ1, Class M2 3.43% (1 ML+2.20%) due 03/25/2025(5)		506,114	511,255

			7,457,887

Federal National Mtg. Assoc. - 0.4%

Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.83% (1 ML+1.60%) due 01/25/2024(5)		7,535	7,617
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 3.23% (1 ML+2.00%) due 10/25/2023(5)		119,808	121,009
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 1.63% (1 ML+0.40%) due 09/25/2042(5)		1,074,513	1,077,134
Federal National Mtg. Assoc. REMIC FRS Series 2011-103, Class FD 1.68% (1 ML+0.45%) due 05/25/2040(5)		1,504,546	1,511,380

			2,717,140

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.78% (1 ML+0.55%) due 02/16/2040(5)		455,089	458,145

Total U.S. Government Agencies (cost $10,540,678)			10,633,172

U.S. GOVERNMENT TREASURIES - 53.9%
United States Treasury Bonds TIPS(6) - 17.1%

0.63% due 02/15/2043		1,965,663	1,860,607
0.75% due 02/15/2042		3,071,057	3,002,702
0.75% due 02/15/2045		8,158,497	7,890,289
1.00% due 02/15/2046		7,143,006	7,350,788
1.38% due 02/15/2044		4,503,578	5,034,240
1.75% due 01/15/2028		3,975,348	4,502,261
2.00% due 01/15/2026		4,331,796	4,919,368
2.13% due 02/15/2040		2,719,896	3,459,723
2.13% due 02/15/2041		4,664,270	5,964,692
2.38% due 01/15/2025		3,898,440	4,491,067
2.38% due 01/15/2027		4,858,520	5,742,615
2.50% due 01/15/2029		9,697,565	11,858,255
3.63% due 04/15/2028		13,630,050	18,061,579
3.88% due 04/15/2029		17,507,618	24,119,370

			108,257,556

United States Treasury Notes TIPS(6) - 36.8%

0.13% due 04/15/2018		34,571,081	34,490,505
0.13% due 04/15/2019		14,337,112	14,366,742
0.13% due 04/15/2020		16,961,612	17,048,004
0.13% due 04/15/2021		34,854,788	35,012,723
0.13% due 01/15/2022		5,530,246	5,562,073
0.13% due 04/15/2022		15,309,592	15,355,716
0.13% due 01/15/2023		28,174,117	28,216,818
0.13% due 07/15/2024		19,007,046	18,933,350
0.13% due 07/15/2026		6,520,987	6,404,231
0.25% due 01/15/2025		7,446,024	7,424,418
0.38% due 07/15/2023		7,894,125	8,034,941
0.38% due 07/15/2025		7,185,542	7,244,830
0.38% due 01/15/2027		5,820,532	5,812,639
0.38% due 07/15/2027		5,367,236	5,376,495
0.63% due 01/15/2024		7,873,425	8,086,240
0.63% due 01/15/2026		5,834,472	5,967,552
1.13% due 01/15/2021		9,517,875	9,916,669

			233,253,946

Total U.S. Government Treasuries (cost $330,697,387)			341,511,502

FOREIGN GOVERNMENT OBLIGATIONS - 16.0%
Sovereign - 16.0%

Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(6)	AUD	16,042,500	12,849,927
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD	3,200,175	3,032,400
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	15,984,860	14,910,596
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	2,322,843

Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	7,063,470	6,627,189
Government of France Bonds 0.10% due 07/25/2021(6)	EUR	8,163,620	10,289,828
Government of France Bonds 0.10% due 03/01/2025(6)	EUR	3,042,840	3,906,343
Government of France Bonds 2.10% due 07/25/2023(6)	EUR	3,338,280	4,770,061
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	17,858,500	13,110,950
Republic of Italy Senior Notes 0.10% due 05/15/2022*(6)	EUR	2,049,700	2,459,539
Republic of Italy Senior Notes 1.25% due 09/15/2032*(6)	EUR	2,031,060	2,416,416
United Kingdom Gilt Treasury Bonds 0.13% due 11/22/2019(6)	GBP	6,539,820	9,072,196
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(6)	GBP	2,246,360	3,394,223
United Kingdom Gilt Treasury Senior Notes 0.13% due 03/22/2029(6)	GBP	4,025,373	6,555,445
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2044(6)	GBP	1,840,234	3,805,151
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	40,268,098	2,213,780

Total Foreign Government Obligations (cost $97,952,536)			101,736,887

PREFERRED SECURITIES - 1.0%
Banks-Money Center - 0.0%

Santander Finance Preferred SAU FRS 4.00% (3 ML+0.52%)		9,950	241,785

Banks-Super Regional - 0.2%

Wells Fargo & Co. FRS 5.85% (3 ML+3.09%)		47,800	1,299,682

Electric-Integrated - 0.0%

Alabama Power Co. 6.50%		870	22,707

Finance-Consumer Loans - 0.2%

Navient Corp. FRS 3.93% (CPIYOY+2.05%)		42,207	1,057,285

Insurance-Life/Health - 0.6%

Prudential Financial, Inc. FRS 4.27% (CPIYOY+2.40%)		139,445	3,555,848

Total Preferred Securities (cost $6,316,293)			6,177,307

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.5%
Banks-Commercial - 0.3%

Corestates Capital II FRS 1.95% (3 ML+0.65%) due 01/15/2027*		669,000	637,223
Standard Chartered PLC FRS 2.82% (3 ML+1.51%) due 01/30/2027*(7)		1,300,000	1,113,944
Standard Chartered PLC 7.50% due 04/02/2022*#(7)		400,000	433,120

			2,184,287

Banks-Fiduciary - 0.3%

State Street Corp. FRS 2.25% (3 ML+1.00%) due 06/01/2077		1,896,000	1,743,135

Banks-Super Regional - 0.6%

PNC Financial Services Group, Inc. 5.00% due 11/01/2026(7)		1,614,000	1,686,630
SunTrust Capital III FRS 1.90% (3 ML+0.65%) due 03/15/2028		1,067,000	976,305
Wachovia Capital Trust II FRS 1.80% (3 ML+0.50%) due 01/15/2027		1,039,000	976,660

			3,639,595

Diversified Banking Institutions - 0.9%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 09/22/2017(7)		3,161,000	2,797,485
BankBoston Capital Trust IV FRS 1.82% (3 ML+0.60%) due 06/08/2028		726,000	689,700
BNP Paribas SA 6.75% due 03/14/2022*#(7)		555,000	593,850
BNP Paribas SA 7.44% due 10/23/2017(7)	GBP	200,000	256,034
Goldman Sachs Capital III FRS 4.00% (3 ML+0.77%) due 10/10/2017(7)		113,000	101,417
HSBC Holdings PLC 6.00% due 05/22/2027(7)		1,018,000	1,070,427
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(7)		366,000	405,345

			5,914,258

Electric-Integrated - 0.3%

Dominion Resources, Inc. FRS 3.60% (3 ML+2.30%) due 09/30/2066		1,200,000	1,100,280
WEC Energy Group, Inc. FRS 3.43% (3 ML+2.11%) due 05/15/2067		819,000	792,383

			1,892,663

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 8.88% due 06/15/2068		836,000	877,967

Insurance-Multi-line - 0.6%

Genworth Holdings, Inc. FRS 3.32% (3 ML+2.00%) due 11/15/2066		800,000	340,000
Hartford Financial Services Group, Inc. FRS 3.44% (3 ML+2.13%) due 02/12/2067*		3,202,000	3,129,955

			3,469,955

Insurance-Property/Casualty - 0.1%

Chubb Corp. FRS 3.55% (3 ML+2.25%) due 03/29/2067		755,000	751,225

Oil Companies-Integrated - 0.4%

TOTAL SA 3.88% due 05/18/2022(7)	EUR	2,000,000	2,576,564

Pipelines - 0.9%

DCP Midstream Operating LP 5.85% due 05/21/2043*		659,000	611,222
Enbridge, Inc. 5.50% due 07/15/2077		4,269,000	4,285,009
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077		859,000	859,644

			5,755,875

Total Preferred Securities/Capital Securities (cost $28,237,450)			28,805,524

Total Long-Term Investment Securities (cost $613,852,080)			630,509,339

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(8)(9)			3,200,465

Time Deposits - 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	1,839,000	1,839,000

Total Short-Term Investment Securities (cost $5,039,465)		5,039,465

TOTAL INVESTMENTS (cost $618,891,545)	100.2%	635,548,804
Liabilities in excess of other assets	(0.2)	(1,330,915)

NET ASSETS	100.0%	$634,217,889

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $32,113,176 representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Security classified as Level 3 (see Note 1).
(4)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $9,680,000 representing 1.5% of net assets.
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	At August 31, 2017, the Fund had loaned securities with a total value of $3,145,597. This was secured by collateral of $3,200,465, which was received in cash and subsequently invested in short-term investments currently valued at $3,200,465 as reported in the Portfolio of Investments.
(9)	The rate shown is the 7-day yield as of August 31, 2017.
(10)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

MXN - Mexican Peso

NZD - New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$4,355,153	$—	$4,355,153
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	37,968,973	12,724,323	50,693,296
Insurance-Life/Health	—	2,363,936	300,300	2,664,236
Investment Management/Advisor Services	—	—	2,037,500	2,037,500
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	42,209,018	—	42,209,018
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	9,113,416	10,118,543	19,231,959
Other Industries	—	16,440,850	—	16,440,850
U.S. Government Agencies	—	10,633,172	—	10,633,172
U.S. Government Treasuries	—	341,511,502	—	341,511,502
Foreign Government Obligations	—	101,736,887	—	101,736,887
Preferred Securities	6,177,307	—	—	6,177,307
Preferred Securities/Capital Securities	—	28,805,524	—	28,805,524
Short-Term Investment Securities:
Registered Investment Companies	3,200,465	—	—	3,200,465
Time Deposits	—	1,839,000	—	1,839,000

Total Investment at Value	$9,377,772	$596,977,431	$29,193,601	$635,548,804

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,500,666 were transferred from Level 2 to Level 3 following a reassessment of inputs. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2017	$4,012,935	$9,420,000
Accrued Discounts	—	—
Accrued Premiums	(13,267)	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	13,267	260,000
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	15,062,123	438,543
Transfers out of Level 3	—	—

Balance as of 08/31/2017	$19,075,058	$10,118,543

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2017 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$13,267	$260,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2017.

The Fund’s securities classified as Level 3, with a fair value of $29,193,601 at August 31, 2017, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 89.4%
Australia - 6.3%

AGL Energy, Ltd.	51,645	$986,112
Alumina, Ltd.#	200,997	339,184
Amcor, Ltd.	89,735	1,153,255
AMP, Ltd.	224,868	913,072
APA Group	86,021	607,937
Aristocrat Leisure, Ltd.	41,509	702,114
ASX, Ltd.	15,197	661,463
Aurizon Holdings, Ltd.	152,943	604,102
AusNet Services	133,816	185,361
Australia & New Zealand Banking Group, Ltd.	221,979	5,215,266
Bank of Queensland, Ltd.	28,349	284,333
Bendigo & Adelaide Bank, Ltd.	34,216	325,887
BGP Holdings PLC†(1)(2)	835,027	13,874
BHP Billiton, Ltd.	241,525	5,254,880
BlueScope Steel, Ltd.	43,216	376,902
Boral, Ltd.	88,213	468,643
Brambles, Ltd.	119,294	886,432
Caltex Australia, Ltd.	20,804	553,096
Challenger, Ltd.	44,008	441,227
CIMIC Group, Ltd.	8,126	272,110
Coca-Cola Amatil, Ltd.	45,286	290,054
Cochlear, Ltd.	4,512	565,077
Commonwealth Bank of Australia	130,294	7,888,601
Computershare, Ltd.	37,402	418,535
Crown Resorts, Ltd.	28,673	264,664
CSL, Ltd.	34,202	3,498,140
Dexus	73,527	561,402
Domino’s Pizza Enterprises, Ltd.#	4,633	159,131
Flight Centre Travel Group, Ltd.#	4,476	172,331
Fortescue Metals Group, Ltd.	118,448	566,890
Goodman Group	136,288	899,753
GPT Group	133,066	531,743
Harvey Norman Holdings, Ltd.#	42,096	136,997
Healthscope, Ltd.#	124,111	169,610
Incitec Pivot, Ltd.	131,396	349,846
Insurance Australia Group, Ltd.	184,996	944,435
LendLease Group	43,525	574,696
Macquarie Group, Ltd.	24,402	1,693,588
Medibank Private, Ltd.	213,793	517,448
Mirvac Group	292,250	542,148
National Australia Bank, Ltd.	202,273	4,881,429
Newcrest Mining, Ltd.	59,309	1,080,141
Orica, Ltd.	29,531	478,123
Origin Energy, Ltd.†	133,471	813,632
Qantas Airways, Ltd.	40,372	184,350
QBE Insurance Group, Ltd.	105,012	877,409
Ramsay Health Care, Ltd.	10,531	572,835
REA Group, Ltd.#	4,229	224,546
Rio Tinto, Ltd.#	32,584	1,760,098
Santos, Ltd.†#	141,609	425,758
Scentre Group	403,002	1,242,474
SEEK, Ltd.	26,342	352,415
Sonic Healthcare, Ltd.	30,152	525,771
South32, Ltd.	415,923	967,613
Stockland	183,664	647,718
Suncorp Group, Ltd.	97,052	1,007,288
Sydney Airport	86,295	508,377
Tabcorp Holdings, Ltd.	59,559	195,206
Tatts Group, Ltd.	110,452	362,396
Telstra Corp., Ltd.#	310,863	907,677
TPG Telecom, Ltd.#	25,842	112,917
Transurban Group	153,950	1,490,338
Treasury Wine Estates, Ltd.	55,971	645,176
Vicinity Centres	257,977	538,079
Wesfarmers, Ltd.	86,385	2,929,854
Westfield Corp.	149,554	887,022
Westpac Banking Corp.	253,085	6,297,536
Woodside Petroleum, Ltd.	56,188	1,293,884
Woolworths, Ltd.	96,859	2,004,049

		75,204,450

Austria - 0.2%

ANDRITZ AG	5,782	314,814
Erste Group Bank AG	22,020	932,039
OMV AG	11,407	655,893
Raiffeisen Bank International AG†	11,230	368,281
voestalpine AG	8,799	457,095

		2,728,122

Belgium - 1.1%

Ageas	15,208	706,708
Anheuser-Busch InBev SA/NV	57,615	6,830,638
Colruyt SA	5,074	282,060
Groupe Bruxelles Lambert SA	6,413	653,165
KBC Group NV	19,062	1,567,617
Proximus SADP	12,007	423,158
Solvay SA	5,659	821,437
Telenet Group Holding NV†#	4,176	282,834
UCB SA	9,887	681,696
Umicore SA	7,311	546,479

		12,795,792

Bermuda - 0.3%

CK Infrastructure Holdings, Ltd.	50,500	458,435
First Pacific Co., Ltd.	184,000	148,021
Hongkong Land Holdings, Ltd.	89,200	661,460
Jardine Matheson Holdings, Ltd.	16,286	1,070,305
Jardine Strategic Holdings, Ltd.	16,461	721,627
Kerry Properties, Ltd.	50,000	198,597
Li & Fung, Ltd.#	452,000	203,938
NWS Holdings, Ltd.	116,000	223,460
Shangri-La Asia, Ltd.	80,000	133,986
Yue Yuen Industrial Holdings, Ltd.	56,000	242,718

		4,062,547

Canada - 0.0%

International Petroleum Corp.†	4,460	15,379

Cayman Islands - 0.6%

ASM Pacific Technology, Ltd.	18,700	233,429
Cheung Kong Property Holdings, Ltd.	203,808	1,794,324
CK Hutchison Holdings, Ltd.	204,308	2,679,791
Melco Resorts & Entertainment, Ltd. ADR	18,761	411,804
MGM China Holdings, Ltd.#	74,400	149,130
Sands China, Ltd.	188,800	846,089
WH Group, Ltd.*	606,500	634,167
Wynn Macau, Ltd.	122,000	268,868

		7,017,602

Denmark - 1.7%

AP Moller - Maersk A/S, Series A	300	587,625
AP Moller - Maersk A/S, Series B	483	996,459
Carlsberg A/S, Class B	8,108	931,174
Chr. Hansen Holding A/S	7,537	648,701
Coloplast A/S, Class B	8,787	719,651
Danske Bank A/S	55,830	2,170,821
DONG Energy A/S*	11,035	574,585
DSV A/S#	14,279	1,012,914
Genmab A/S†	4,299	1,003,939
H. Lundbeck A/S	5,229	334,230
ISS A/S	12,609	490,802
Novo Nordisk A/S, Class B	137,090	6,544,906
Novozymes A/S, Class B#	17,890	910,317
Pandora A/S#	8,357	888,356
TDC A/S	63,163	376,426
Tryg A/S	8,486	196,193
Vestas Wind Systems A/S	16,999	1,548,648
William Demant Holding A/S†	8,923	236,232

		20,171,979

Finland - 0.9%

Elisa Oyj	11,415	498,915
Fortum Oyj	34,854	625,821
Kone Oyj, Class B	26,011	1,411,764
Metso Oyj	8,863	293,958
Neste Oyj	9,967	439,603
Nokia OYJ	438,233	2,713,175
Nokian Renkaat Oyj	8,927	377,566
Orion Oyj, Class B	7,882	373,383
Sampo Oyj, Class A	34,067	1,798,941
Stora Enso Oyj, Class R	43,606	573,534
UPM-Kymmene Oyj	40,465	1,053,493
Wartsila Oyj Abp	11,651	804,366

		10,964,519

France - 8.9%

Accor SA	13,439	623,095
Aeroports de Paris	2,342	417,943
Air Liquide SA	29,210	3,570,967
Alstom SA	11,685	415,914
Arkema SA	5,054	549,947
Atos SE	7,111	1,098,534
AXA SA	145,852	4,235,553
BNP Paribas SA	84,973	6,472,403
Bollore SA#	66,888	310,912
Bouygues SA	15,557	706,000
Bureau Veritas SA#	20,339	484,254
Capgemini SE	12,499	1,387,405

Carrefour SA	42,553	858,572
Casino Guichard Perrachon SA	4,450	253,196
Christian Dior SE	3,911	1,207,733
Cie de Saint-Gobain	37,485	2,057,358
Cie Generale des Etablissements Michelin	12,999	1,773,549
CNP Assurances	13,597	315,880
Credit Agricole SA	84,447	1,490,198
Danone SA	44,784	3,530,036
Dassault Aviation SA	172	262,861
Dassault Systemes SE	9,744	960,639
Edenred	16,175	437,788
Eiffage SA	5,582	577,398
Electricite de France SA	41,494	439,919
Engie SA	128,706	2,149,160
Essilor International SA	15,560	1,966,969
Eurazeo SA	3,495	289,174
Eutelsat Communications SA	12,005	349,015
Fonciere Des Regions	2,246	222,211
Gecina SA	3,094	482,118
Groupe Eurotunnel SE	37,112	442,526
Hermes International	1,601	847,532
ICADE	2,932	260,594
Iliad SA	2,082	537,995
Imerys SA	2,712	238,660
Ingenico Group SA	4,222	419,802
Ipsen SA	2,832	380,807
JCDecaux SA	5,270	172,674
Kering	5,718	2,147,789
Klepierre	16,842	678,679
L’Oreal SA	18,981	4,012,676
Lagardere SCA	9,687	311,483
Legrand SA	20,503	1,437,608
LVMH Moet Hennessy Louis Vuitton SE	20,984	5,508,231
Natixis SA	72,927	548,153
Orange SA	150,615	2,561,871
Pernod Ricard SA#	16,166	2,210,508
Peugeot SA	36,788	777,673
Publicis Groupe SA	15,366	1,038,033
Remy Cointreau SA	1,900	217,105
Renault SA	13,434	1,190,124
Rexel SA	23,058	344,671
Safran SA	23,929	2,325,043
Sanofi	87,956	8,587,941
Schneider Electric SE	42,333	3,416,864
SCOR SE	12,934	542,374
SEB SA	1,701	309,145
Societe BIC SA	2,277	273,792
Societe Generale SA	58,120	3,257,183
Sodexo SA	7,204	841,261
Suez	27,767	526,913
Thales SA	7,917	877,221
TOTAL SA#	176,335	9,123,759
Unibail-Rodamco SE	7,489	1,906,644
Valeo SA	17,925	1,200,174
Veolia Environnement SA	34,799	816,890
Vinci SA	37,961	3,498,570
Vivendi SA	77,290	1,775,258
Wendel SA	2,197	348,399
Zodiac Aerospace	14,903	431,227

		106,240,553

Germany - 8.4%

adidas AG	14,266	3,202,831
Allianz SE	34,572	7,397,823
Axel Springer SE#	3,138	194,457
BASF SE	69,114	6,697,294
Bayer AG	62,542	8,009,902
Bayerische Motoren Werke AG	24,840	2,307,251
Bayerische Motoren Werke AG (Preference Shares)#	4,241	351,921
Beiersdorf AG	7,971	851,180
Brenntag AG	11,877	630,460
CECONOMY AG	12,200	133,757
Commerzbank AG†	82,452	1,025,187
Continental AG	8,435	1,903,205
Covestro AG*	8,426	662,421
Daimler AG#	72,781	5,307,207
Deutsche Bank AG#	155,644	2,496,822
Deutsche Boerse AG	14,470	1,547,618
Deutsche Lufthansa AG	18,706	469,557
Deutsche Post AG	74,844	3,105,104
Deutsche Telekom AG	247,479	4,467,789
Deutsche Wohnen AG	26,775	1,137,286
E.ON SE#	165,566	1,872,259
Evonik Industries AG#	12,234	396,828
Fraport AG Frankfurt Airport Services Worldwide#	2,953	291,459
Fresenius Medical Care AG & Co. KGaA	16,125	1,508,087
Fresenius SE & Co. KGaA	31,382	2,656,357
FUCHS PETROLUB SE (Preference Shares)#	5,755	320,226
GEA Group AG#	14,154	623,949
Hannover Rueck SE	4,766	577,864
HeidelbergCement AG	11,124	1,068,307
Henkel AG & Co. KGaA	8,085	978,635
Henkel AG & Co. KGaA (Preference Shares)	13,509	1,810,569
HOCHTIEF AG	1,557	274,472
HUGO BOSS AG#	5,176	438,269
Infineon Technologies AG	85,856	1,980,546
Innogy SE#*	10,457	460,865
K+S AG	13,698	326,690
LANXESS AG	7,288	544,064
Linde AG	14,154	2,714,229
MAN SE#	2,776	311,698
Merck KGaA	9,966	1,095,459
METRO AG†	12,842	251,025
Muenchener Rueckversicherungs-Gesellschaft AG	12,052	2,488,222
OSRAM Licht AG	6,347	521,687
Porsche Automobil Holding SE (Preference Shares)	11,608	658,204
ProSiebenSat.1 Media SE	16,969	569,312
RWE AG†	38,250	954,355
SAP SE#	74,374	7,800,959
Schaeffler AG (Preference Shares)	12,695	178,946
Siemens AG	57,873	7,567,139
Symrise AG#	9,564	699,188
Telefonica Deutschland Holding AG	56,499	305,871
thyssenkrupp AG#	28,466	853,825
TUI AG	33,401	565,348
United Internet AG#	9,298	552,324
Volkswagen AG#	2,460	379,899
Volkswagen AG (Preference Shares)#	13,963	2,084,451
Vonovia SE	35,927	1,518,631
Zalando SE†#*	8,395	397,840

		100,497,130

Hong Kong - 2.2%

AIA Group, Ltd.	911,800	7,002,023
Bank of East Asia, Ltd.	91,200	418,202
BOC Hong Kong Holdings, Ltd.	282,500	1,443,105
CLP Holdings, Ltd.	126,000	1,332,987
Galaxy Entertainment Group, Ltd.	181,000	1,138,178
Hang Lung Group, Ltd.	65,000	245,133
Hang Lung Properties, Ltd.	156,000	380,139
Hang Seng Bank, Ltd.	59,900	1,381,228
Henderson Land Development Co., Ltd.	90,580	563,608
Hong Kong & China Gas Co., Ltd.	655,204	1,239,269
Hong Kong Exchanges & Clearing, Ltd.	87,700	2,396,419
Hysan Development Co., Ltd.	47,000	217,502
I-CABLE Communications, Ltd.†	72,344	2,549
Link REIT	173,000	1,431,224
MTR Corp., Ltd.	111,000	650,283
New World Development Co., Ltd.	433,000	593,834
PCCW, Ltd.	315,000	175,746
Power Assets Holdings, Ltd.	107,000	945,866
Sino Land Co., Ltd.	230,000	399,340
SJM Holdings, Ltd.	151,000	132,099
Sun Hung Kai Properties, Ltd.	108,000	1,803,390
Swire Pacific, Ltd., Class A	41,000	417,911
Swire Properties, Ltd.	90,400	313,504
Techtronic Industries Co., Ltd.	106,500	551,312
Wharf Holdings, Ltd.	92,000	878,785
Wheelock & Co., Ltd.	61,000	456,457

		26,510,093

Ireland - 0.5%

Bank of Ireland Group PLC†	71,905	599,196
CRH PLC (ISE)	60,209	2,105,102
CRH PLC (FSE)	3,168	110,907
DCC PLC	6,724	612,815
James Hardie Industries PLC CDI	33,710	476,886
Kerry Group PLC, Class A (ISE)	11,419	1,063,134
Kerry Group PLC, Class A (LSE)	601	55,773
Paddy Power Betfair PLC	6,023	529,244

		5,553,057

Isle of Man - 0.0%

Genting Singapore PLC	476,800	417,480

Israel - 0.4%

Azrieli Group, Ltd.	2,817	162,480
Bank Hapoalim B.M.	82,928	558,296

Bank Leumi Le-Israel B.M.	103,992	545,003
Bezeq The Israeli Telecommunication Corp., Ltd.	150,021	221,064
Check Point Software Technologies, Ltd.†#	9,889	1,106,282
Elbit Systems, Ltd.	1,766	243,222
Frutarom Industries, Ltd.	2,872	220,517
Israel Chemicals, Ltd.	34,812	150,304
Mizrahi Tefahot Bank, Ltd.	10,802	192,519
NICE, Ltd.	4,592	357,971
Taro Pharmaceutical Industries, Ltd.†#	1,142	119,727
Teva Pharmaceutical Industries, Ltd. ADR	68,631	1,088,488

		4,965,873

Italy - 1.8%

Assicurazioni Generali SpA	94,779	1,699,280
Atlantia SpA	34,163	1,100,508
Enel SpA	616,094	3,728,635
Eni SpA	193,409	3,033,619
GEDI Gruppo Editoriale SpA†	3,727	3,188
Intesa Sanpaolo SpA	953,469	3,223,411
Intesa Sanpaolo SpA RSP	73,906	233,736
Leonardo SpA	31,005	525,384
Luxottica Group SpA	13,207	761,196
Mediobanca SpA	42,651	438,061
Poste Italiane SpA*	39,656	288,292
Prysmian SpA	14,843	467,337
Recordati SpA	7,856	336,742
Saipem SpA†#	46,095	171,280
Snam SpA	173,071	842,815
Telecom Italia SpA†	857,657	822,732
Telecom Italia SpA RSP	479,723	373,197
Terna Rete Elettrica Nazionale SpA	107,762	636,320
UniCredit SpA†	151,423	3,088,939
UnipolSai Assicurazioni SpA#	71,113	161,554

		21,936,226

Japan - 20.8%

ABC-Mart, Inc.	2,500	128,628
Acom Co., Ltd.†#	31,400	128,751
Aeon Co., Ltd.#	46,500	686,680
AEON Financial Service Co., Ltd.#	8,700	184,851
Aeon Mall Co., Ltd.	8,800	158,511
Air Water, Inc.	12,200	225,619
Aisin Seiki Co., Ltd.	13,400	675,606
Ajinomoto Co., Inc.	40,600	802,729
Alfresa Holdings Corp.	13,700	259,809
Alps Electric Co., Ltd.	15,202	419,010
Amada Holdings Co., Ltd.	26,400	290,502
ANA Holdings, Inc.	92,000	341,797
Aozora Bank, Ltd.	89,000	337,309
Asahi Glass Co., Ltd.	15,600	611,396
Asahi Group Holdings, Ltd.	28,900	1,260,394
Asahi Kasei Corp.	97,000	1,164,382
Asics Corp.	12,500	189,180
Astellas Pharma, Inc.	162,800	2,050,342
Bandai Namco Holdings, Inc.	15,100	506,934
Bank of Kyoto, Ltd.	26,000	241,126
Benesse Holdings, Inc.	5,100	196,546
Bridgestone Corp.	49,700	2,136,921
Brother Industries, Ltd.	18,300	436,669
Calbee, Inc.#	5,600	191,853
Canon, Inc.	81,300	2,852,347
Casio Computer Co., Ltd.#	16,300	230,919
Central Japan Railway Co.	10,800	1,834,398
Chiba Bank, Ltd.	57,000	382,777
Chubu Electric Power Co., Inc.	50,500	661,371
Chugai Pharmaceutical Co., Ltd.	17,400	708,880
Chugoku Bank, Ltd.	13,100	177,008
Chugoku Electric Power Co., Inc.#	21,100	243,581
Coca-Cola Bottlers Japan, Inc.	9,302	319,492
Concordia Financial Group, Ltd.	89,500	429,308
Credit Saison Co., Ltd.	11,500	209,081
CYBERDYNE, Inc.†#	7,621	100,309
Dai Nippon Printing Co., Ltd.	39,000	461,459
Dai-ichi Life Holdings, Inc.	80,800	1,304,820
Daicel Corp.	20,300	259,240
Daiichi Sankyo Co., Ltd.	42,900	1,015,547
Daikin Industries, Ltd.	18,800	1,883,837
Daito Trust Construction Co., Ltd.	5,500	977,795
Daiwa House Industry Co., Ltd.	42,700	1,496,926
Daiwa House REIT Investment Corp.	104	254,364
Daiwa Securities Group, Inc.	128,000	702,174
DeNA Co., Ltd.	8,000	171,338
Denso Corp.	35,900	1,746,493
Dentsu, Inc.	16,200	679,493
Disco Corp.	2,200	397,637
Don Quijote Holdings Co., Ltd.	9,200	350,073
East Japan Railway Co.	24,900	2,291,310
Eisai Co., Ltd.	20,100	1,042,373
Electric Power Development Co., Ltd.#	10,900	299,226
FamilyMart UNY Holdings Co., Ltd.#	6,100	331,195
FANUC Corp.	14,700	2,859,758
Fast Retailing Co., Ltd.	4,100	1,176,115
Fuji Electric Co., Ltd.	43,000	237,680
FUJIFILM Holdings Corp.	31,200	1,229,652
Fujitsu, Ltd.	149,000	1,112,701
Fukuoka Financial Group, Inc.	59,000	259,929
Hachijuni Bank, Ltd.	31,500	192,491
Hakuhodo DY Holdings, Inc.	18,200	248,313
Hamamatsu Photonics KK	10,700	332,217
Hankyu Hanshin Holdings, Inc.	17,700	676,596
Hikari Tsushin, Inc.	1,500	186,424
Hino Motors, Ltd.	19,600	225,738
Hirose Electric Co., Ltd.	2,400	332,869
Hiroshima Bank, Ltd.	38,000	153,218
Hisamitsu Pharmaceutical Co., Inc.#	4,300	208,566
Hitachi Chemical Co., Ltd.	8,100	219,861
Hitachi Construction Machinery Co., Ltd.	8,400	237,733
Hitachi High-Technologies Corp.	4,700	168,326
Hitachi Metals, Ltd.	17,300	231,736
Hitachi, Ltd.	366,000	2,525,124
Honda Motor Co., Ltd.	130,300	3,659,323
Hoshizaki Corp.	4,100	357,422
Hoya Corp.	29,200	1,682,108
Hulic Co., Ltd.	22,800	226,159
Idemitsu Kosan Co., Ltd.	6,700	164,353
IHI Corp.†	118,000	391,632
Iida Group Holdings Co., Ltd.	11,200	190,748
Inpex Corp.	73,700	707,410
Isetan Mitsukoshi Holdings, Ltd.	26,000	268,015
Isuzu Motors, Ltd.	41,800	548,876
ITOCHU Corp.	113,300	1,854,537
J. Front Retailing Co., Ltd.	18,600	260,519
Japan Airlines Co., Ltd.	9,400	323,389
Japan Airport Terminal Co., Ltd.	3,200	116,434
Japan Exchange Group, Inc.	40,400	690,093
Japan Post Bank Co., Ltd.	31,500	401,786
Japan Post Holdings Co., Ltd.	34,900	434,633
Japan Prime Realty Investment Corp.	60	215,729
Japan Real Estate Investment Corp.	99	513,263
Japan Retail Fund Investment Corp.	192	353,468
Japan Tobacco, Inc.	83,400	2,859,993
JFE Holdings, Inc.	38,400	760,347
JGC Corp.#	15,300	246,018
JSR Corp.	13,900	271,213
JTEKT Corp.	15,800	212,072
JXTG Holdings, Inc.	231,300	1,124,972
Kajima Corp.	67,000	615,835
Kakaku.com, Inc.#	11,500	143,395
Kamigumi Co., Ltd.	16,000	177,687
Kaneka Corp.	21,000	163,846
Kansai Electric Power Co., Inc.	54,900	770,021
Kansai Paint Co., Ltd.	15,400	391,312
Kao Corp.	37,400	2,337,034
Kawasaki Heavy Industries, Ltd.	111,000	341,960
KDDI Corp.	137,900	3,726,208
Keihan Holdings Co., Ltd.	38,000	229,433
Keikyu Corp.	35,000	372,461
Keio Corp.	44,000	366,710
Keisei Electric Railway Co., Ltd.#	10,100	275,554
Keyence Corp.	7,400	3,862,077
Kikkoman Corp.	10,500	329,405
Kintetsu Group Holdings Co., Ltd.	142,000	536,577
Kirin Holdings Co., Ltd.	65,700	1,494,779
Kobe Steel, Ltd.#†	23,800	287,603
Koito Manufacturing Co., Ltd.	8,600	539,173
Komatsu, Ltd.	70,000	1,899,192
Konami Holdings Corp.	7,700	402,053
Konica Minolta, Inc.#	37,800	302,565
Kose Corp.	2,279	286,503
Kubota Corp.	79,400	1,382,282
Kuraray Co., Ltd.	26,900	511,849
Kurita Water Industries, Ltd.	7,800	225,024
Kyocera Corp.	24,400	1,468,582
Kyowa Hakko Kirin Co., Ltd.	19,300	339,598
Kyushu Electric Power Co., Inc.#	33,600	395,317
Kyushu Financial Group, Inc.	26,500	161,867
Kyushu Railway Co.	12,200	382,136
Lawson, Inc.#	3,700	248,914
LINE Corp.†#	3,400	120,031
Lion Corp.	16,800	334,662
LIXIL Group Corp.	20,700	543,916
M3, Inc.	15,200	396,999
Mabuchi Motor Co., Ltd.	3,600	170,416
Makita Corp.	16,800	675,857
Marubeni Corp.	127,200	829,358

Marui Group Co., Ltd.	15,700	220,236
Maruichi Steel Tube, Ltd.	3,500	103,863
Mazda Motor Corp.	42,400	625,581
McDonald’s Holdings Co. Japan, Ltd.	8,000	355,743
Mebuki Financial Group, Inc.	71,200	253,095
Medipal Holdings Corp.	12,800	226,112
MEIJI Holdings Co., Ltd.	9,200	734,257
MinebeaMitsumi, Inc.#	28,500	470,089
Miraca Holdings, Inc.	4,300	195,718
MISUMI Group, Inc.	20,800	535,961
Mitsubishi Chemical Holdings Corp.	108,200	1,009,598
Mitsubishi Corp.	114,200	2,646,050
Mitsubishi Electric Corp.	146,500	2,174,257
Mitsubishi Estate Co., Ltd.	94,700	1,634,238
Mitsubishi Gas Chemical Co., Inc.	14,200	353,351
Mitsubishi Heavy Industries, Ltd.#	236,000	905,225
Mitsubishi Materials Corp.	8,500	305,489
Mitsubishi Motors Corp.#	50,800	376,507
Mitsubishi Tanabe Pharma Corp.	17,400	428,596
Mitsubishi UFJ Financial Group, Inc.	912,100	5,558,854
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,900	197,325
Mitsui & Co., Ltd.	129,500	1,943,744
Mitsui Chemicals, Inc.	71,000	425,973
Mitsui Fudosan Co., Ltd.	68,400	1,483,076
Mitsui OSK Lines, Ltd.#	84,000	270,352
Mixi, Inc.	3,500	187,369
Mizuho Financial Group, Inc.	1,822,900	3,142,567
MS&AD Insurance Group Holdings, Inc.	36,000	1,191,453
Murata Manufacturing Co., Ltd.	14,400	2,212,042
Nabtesco Corp.	8,900	312,065
Nagoya Railroad Co., Ltd.	63,000	282,263
NEC Corp.	202,000	535,923
Nexon Co., Ltd.†	14,800	370,614
NGK Insulators, Ltd.	20,300	380,041
NGK Spark Plug Co., Ltd.	14,200	271,523
NH Foods, Ltd.	12,000	353,276
Nidec Corp.	18,000	2,044,825
Nikon Corp.	26,500	437,703
Nintendo Co., Ltd.	8,500	2,857,185
Nippon Building Fund, Inc.	106	564,388
Nippon Electric Glass Co., Ltd.	5,900	224,956
Nippon Express Co., Ltd.	65,000	449,563
Nippon Paint Holdings Co., Ltd.	12,200	417,259
Nippon Prologis REIT, Inc.	117	254,217
Nippon Steel & Sumitomo Metal Corp.	57,700	1,380,890
Nippon Telegraph & Telephone Corp.	52,400	2,610,172
Nippon Yusen KK†#	124,000	246,190
Nissan Chemical Industries, Ltd.	9,200	308,847
Nissan Motor Co., Ltd.	176,800	1,761,161
Nisshin Seifun Group, Inc.	16,400	285,709
Nissin Foods Holdings Co., Ltd.	4,500	277,748
Nitori Holdings Co., Ltd.	6,000	928,089
Nitto Denko Corp.	12,200	1,078,827
NOK Corp.	7,300	165,119
Nomura Holdings, Inc.	272,500	1,522,777
Nomura Real Estate Holdings, Inc.	9,600	199,094
Nomura Real Estate Master Fund, Inc.	272	359,430
Nomura Research Institute, Ltd.	10,200	397,852
NSK, Ltd.	29,300	349,127
NTT Data Corp.	47,400	513,001
NTT DOCOMO, Inc.	104,100	2,420,867
Obayashi Corp.	49,800	588,449
OBIC Co., Ltd.	4,900	307,554
Odakyu Electric Railway Co., Ltd.	22,299	432,579
Oji Holdings Corp.	61,000	320,804
Olympus Corp.	22,000	766,761
Omron Corp.	14,500	729,396
Ono Pharmaceutical Co., Ltd.#	31,500	642,897
Oracle Corp. Japan	2,800	207,431
Oriental Land Co., Ltd.	16,400	1,233,368
ORIX Corp.	99,500	1,597,881
Osaka Gas Co., Ltd.	145,000	568,287
Otsuka Corp.	3,600	238,712
Otsuka Holdings Co., Ltd.	29,600	1,194,475
Panasonic Corp.	166,330	2,222,878
Park24 Co., Ltd.#	7,700	185,395
Pola Orbis Holdings, Inc.	6,732	216,645
Rakuten, Inc.	71,800	855,949
Recruit Holdings Co., Ltd.	82,583	1,647,783
Resona Holdings, Inc.	166,000	830,487
Ricoh Co., Ltd.	50,900	510,976
Rinnai Corp.	2,700	234,788
Rohm Co., Ltd.	7,200	565,827
Ryohin Keikaku Co., Ltd.	1,714	476,110
Sankyo Co., Ltd.	3,600	117,796
Santen Pharmaceutical Co., Ltd.	28,400	441,533
SBI Holdings, Inc.	15,400	214,578
Secom Co., Ltd.	15,800	1,174,590
Sega Sammy Holdings, Inc.	14,000	201,474
Seibu Holdings, Inc.	12,900	222,270
Seiko Epson Corp.	21,300	547,683
Sekisui Chemical Co., Ltd.	32,500	607,254
Sekisui House, Ltd.	46,100	799,644
Seven & i Holdings Co., Ltd.	56,500	2,246,202
Seven Bank, Ltd.	46,300	175,931
Sharp Corp.†#	113,000	339,500
Shimadzu Corp.	19,100	353,099
Shimamura Co., Ltd.	1,500	183,094
Shimano, Inc.	5,600	757,894
Shimizu Corp.	40,000	414,040
Shin-Etsu Chemical Co., Ltd.	29,400	2,605,432
Shinsei Bank, Ltd.	126,000	202,168
Shionogi & Co., Ltd.	22,900	1,208,835
Shiseido Co., Ltd.	28,000	1,166,260
Shizuoka Bank, Ltd.	40,000	350,485
Showa Shell Sekiyu KK	14,500	159,277
SMC Corp.	4,300	1,478,850
SoftBank Group Corp.	62,500	5,086,163
Sohgo Security Services Co., Ltd.	5,400	236,430
Sompo Holdings, Inc.	26,200	988,230
Sony Corp.	95,700	3,785,743
Sony Financial Holdings, Inc.	13,600	215,999
Stanley Electric Co., Ltd.	10,900	362,769
Start Today Co., Ltd.	14,593	455,048
Subaru Corp.	46,200	1,623,637
Sumitomo Chemical Co., Ltd.	116,000	696,668
Sumitomo Corp.	88,500	1,255,515
Sumitomo Dainippon Pharma Co., Ltd.#	12,200	167,566
Sumitomo Electric Industries, Ltd.	57,200	900,055
Sumitomo Heavy Industries, Ltd.	42,000	314,239
Sumitomo Metal Mining Co., Ltd.	36,000	621,677
Sumitomo Mitsui Financial Group, Inc.	101,700	3,789,369
Sumitomo Mitsui Trust Holdings, Inc.	24,900	863,829
Sumitomo Realty & Development Co., Ltd.	27,000	819,008
Sumitomo Rubber Industries, Ltd.	13,500	224,392
Sundrug Co., Ltd.	5,580	232,337
Suntory Beverage & Food, Ltd.	10,800	499,605
Suruga Bank, Ltd.	13,200	282,942
Suzuken Co., Ltd.	5,900	215,227
Suzuki Motor Corp.	25,800	1,299,806
Sysmex Corp.	11,800	729,359
T&D Holdings, Inc.	41,300	568,429
Taiheiyo Cement Corp.	91,000	351,819
Taisei Corp.	79,000	793,823
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	187,604
Taiyo Nippon Sanso Corp.	10,100	118,170
Takashimaya Co., Ltd.#	23,000	211,437
Takeda Pharmaceutical Co., Ltd.	53,800	2,982,388
TDK Corp.	9,900	665,381
Teijin, Ltd.#	14,400	292,766
Terumo Corp.	24,400	944,314
THK Co., Ltd.	8,700	292,486
Tobu Railway Co., Ltd.	74,000	410,394
Toho Co., Ltd.	8,600	320,366
Toho Gas Co., Ltd.	31,000	204,793
Tohoku Electric Power Co., Inc.	35,700	488,974
Tokio Marine Holdings, Inc.	52,000	2,081,228
Tokyo Electric Power Co. Holdings, Inc.†	113,600	460,577
Tokyo Electron, Ltd.	11,800	1,677,611
Tokyo Gas Co., Ltd.	154,000	818,145
Tokyo Tatemono Co., Ltd.	15,700	193,995
Tokyu Corp.	40,000	582,992
Tokyu Fudosan Holdings Corp.	37,500	224,156
Toppan Printing Co., Ltd.	39,000	391,133
Toray Industries, Inc.	112,600	1,073,845
Toshiba Corp.†	313,000	871,782
Tosoh Corp.	44,000	517,466
TOTO, Ltd.	10,600	404,766
Toyo Seikan Group Holdings, Ltd.	12,500	206,594
Toyo Suisan Kaisha, Ltd.	6,100	225,786
Toyoda Gosei Co., Ltd.	4,900	114,517
Toyota Industries Corp.	12,600	673,447
Toyota Motor Corp.	197,600	11,156,070
Toyota Tsusho Corp.	16,400	506,252
Trend Micro, Inc.	9,300	431,577
Tsuruha Holdings, Inc.	2,704	322,225
Unicharm Corp.	30,500	718,985
United Urban Investment Corp.	227	342,978
USS Co., Ltd.	17,399	343,226
West Japan Railway Co.	12,800	931,755
Yahoo Japan Corp.	112,100	514,602
Yakult Honsha Co., Ltd.	6,600	458,648

Yamada Denki Co., Ltd.#	52,000	281,780
Yamaguchi Financial Group, Inc.	14,000	158,736
Yamaha Corp.	12,900	450,407
Yamaha Motor Co., Ltd.	20,500	581,000
Yamato Holdings Co., Ltd.#	27,300	584,369
Yamazaki Baking Co., Ltd.	9,200	174,807
Yaskawa Electric Corp.	19,400	589,079
Yokogawa Electric Corp.	16,400	256,376
Yokohama Rubber Co., Ltd.	7,600	141,000

		248,359,478

Jersey - 1.1%

Experian PLC	72,913	1,464,463
Ferguson PLC	19,348	1,151,050
Glencore PLC	920,295	4,281,907
Petrofac, Ltd.	20,068	108,634
Randgold Resources, Ltd.	6,853	702,344
Shire PLC	68,073	3,388,894
WPP PLC	96,143	1,764,439

		12,861,731

Luxembourg - 0.3%

ArcelorMittal†	50,296	1,346,745
Eurofins Scientific SE	831	475,162
Millicom International Cellular SA SDR	5,166	322,410
RTL Group SA	3,054	231,873
SES SA FDR	27,346	625,826
Tenaris SA#	37,048	493,422

		3,495,438

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	552,600	160,884

Netherlands - 4.0%

ABN AMRO Group NV CVA*	21,203	595,016
Aegon NV	132,616	758,029
AerCap Holdings NV†	11,549	580,915
Airbus SE	43,522	3,660,760
Akzo Nobel NV	19,087	1,744,740
Altice NV, Class A†	28,325	653,846
Altice NV, Class B†	6,750	156,264
ASML Holding NV	28,247	4,400,751
Boskalis Westminster NV	6,799	222,338
CNH Industrial NV	77,351	879,874
EXOR NV	7,879	506,806
Ferrari NV	9,311	1,067,340
Fiat Chrysler Automobiles NV†	81,073	1,224,272
Gemalto NV	6,229	336,808
Heineken Holding NV	7,917	782,093
Heineken NV	17,440	1,831,003
ING Groep NV	293,802	5,219,683
Koninklijke Ahold Delhaize NV	97,772	1,759,769
Koninklijke DSM NV	13,645	1,036,214
Koninklijke KPN NV	258,807	915,707
Koninklijke Philips NV	70,625	2,677,773
Koninklijke Vopak NV#	5,523	234,044
Mobileye NV†#	15,106	946,693
NN Group NV	22,722	902,287
NXP Semiconductors NV†	26,228	2,962,715
QIAGEN NV#	16,156	518,464
Randstad Holding NV	8,996	526,285
RELX NV	73,178	1,538,506
STMicroelectronics NV	48,016	835,187
Unilever NV CVA	123,376	7,349,939
Wolters Kluwer NV	22,939	1,002,563

		47,826,684

New Zealand - 0.2%

Auckland International Airport, Ltd.	76,553	373,309
Contact Energy, Ltd.	54,822	219,664
Fletcher Building, Ltd.	54,810	321,339
Mercury NZ, Ltd.#	51,946	128,338
Meridian Energy, Ltd.	96,114	203,584
Ryman Healthcare, Ltd.	29,686	194,023
Spark New Zealand, Ltd.	143,875	404,560

		1,844,817

Norway - 0.6%

DNB ASA	74,011	1,445,965
Gjensidige Forsikring ASA	15,922	278,691
Marine Harvest ASA	29,083	577,741
Norsk Hydro ASA	105,733	763,115
Orkla ASA	61,868	635,333
Schibsted ASA, Class A#	5,732	139,299
Schibsted ASA, Class B	6,870	157,630
Statoil ASA	85,946	1,627,503
Telenor ASA	58,193	1,178,703
Yara International ASA	14,101	576,835

		7,380,815

Papua New Guinea - 0.1%

Oil Search, Ltd.	104,084	556,332

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	181,620	697,418
Galp Energia SGPS SA	37,646	623,755
Jeronimo Martins SGPS SA	19,610	391,370

		1,712,543

Singapore - 1.1%

Ascendas Real Estate Investment Trust	184,800	362,992
CapitaLand Commercial Trust	156,800	201,346
CapitaLand Mall Trust	189,500	303,439
CapitaLand, Ltd.	200,000	558,511
City Developments, Ltd.	31,500	272,519
ComfortDelGro Corp., Ltd.	158,900	268,918
DBS Group Holdings, Ltd.	134,300	2,046,079
Global Logistic Properties, Ltd.	200,900	480,005
Hutchison Port Holdings Trust	445,300	203,020
Jardine Cycle & Carriage, Ltd.#	8,100	238,630
Keppel Corp., Ltd.	111,900	521,461
Oversea-Chinese Banking Corp., Ltd.	236,400	1,950,481
SATS, Ltd.	49,400	176,144
Sembcorp Industries, Ltd.#	75,800	166,764
Singapore Airlines, Ltd.	42,700	324,911
Singapore Exchange, Ltd.	61,100	338,180
Singapore Press Holdings, Ltd.#	125,300	255,248
Singapore Technologies Engineering, Ltd.	121,100	326,567
Singapore Telecommunications, Ltd.	615,300	1,680,331
StarHub, Ltd.#	46,300	89,211
Suntec Real Estate Investment Trust	175,800	246,070
United Overseas Bank, Ltd.	97,900	1,738,162
UOL Group, Ltd.	34,700	209,594
Wilmar International, Ltd.	123,200	302,392
Yangzijiang Shipbuilding Holdings, Ltd.	148,400	163,956

		13,424,931

Spain - 3.1%

Abertis Infraestructuras SA	52,314	1,059,352
ACS Actividades de Construccion y Servicios SA	17,741	671,090
Aena SA*	5,237	1,023,683
Amadeus IT Group SA	33,568	2,082,561
Banco Bilbao Vizcaya Argentaria SA	502,483	4,445,956
Banco de Sabadell SA	404,715	890,789
Banco Santander SA	1,102,941	7,178,243
Bankia SA#	76,331	371,909
Bankinter SA	52,655	502,273
CaixaBank SA	270,212	1,397,254
Distribuidora Internacional de Alimentacion SA#	48,568	307,444
Enagas SA	17,095	503,934
Endesa SA	24,385	588,702
Ferrovial SA	36,823	839,841
Gas Natural SDG SA	27,364	665,637
Grifols SA	23,462	663,770
Iberdrola SA	440,645	3,600,146
Industria de Diseno Textil SA	82,696	3,142,702
International Consolidated Airlines Group SA	48,158	382,027
Mapfre SA	72,683	257,486
Red Electrica Corp. SA	33,896	761,442
Repsol SA	93,649	1,609,256
Siemens Gamesa Renewable Energy SA	17,999	268,885
Telefonica SA	340,037	3,669,369

		36,883,751

SupraNational - 0.1%

HK Electric Investments & HK Electric Investments, Ltd.#*	190,269	175,016
HKT Trust & HKT, Ltd.	280,000	362,159

		537,175

Sweden - 2.6%

Alfa Laval AB	22,081	500,608
ASSA ABLOY AB, Class B	76,045	1,645,070
Atlas Copco AB, Class A	50,788	1,992,479
Atlas Copco AB, Class B	30,538	1,090,988
Boliden AB	21,401	750,067
Electrolux AB, Series B	18,972	690,364
Essity AB, Class B†	46,356	1,287,855
Getinge AB, Class B	15,708	292,440
Hennes & Mauritz AB, Class B	72,920	1,846,476
Hexagon AB, Class B	20,045	984,327

Husqvarna AB, Class B	31,986	322,831
ICA Gruppen AB	6,025	240,261
Industrivarden AB, Class C	12,560	297,685
Investor AB, Class B	34,810	1,628,939
Kinnevik AB, Class B	18,445	555,320
L E Lundbergforetagen AB	2,707	209,777
Lundin Petroleum AB†	14,084	302,277
Nordea Bank AB	230,543	3,103,680
Sandvik AB	85,167	1,408,546
Securitas AB, Class B	24,613	404,940
Skandinaviska Enskilda Banken AB, Class A	114,916	1,496,363
Skanska AB, Class B	25,680	580,354
SKF AB, Class B	28,663	573,286
Svenska Handelsbanken AB, Class A	113,241	1,692,782
Swedbank AB, Class A	69,240	1,872,882
Swedish Match AB	14,923	532,241
Tele2 AB, Class B	25,072	291,973
Telefonaktiebolaget LM Ericsson, Class B	233,068	1,369,972
Telia Co AB	201,285	960,315
Volvo AB, Class B	118,792	2,032,619

		30,957,717

Switzerland - 7.5%

ABB, Ltd.	150,534	3,487,879
Adecco Group AG	12,712	921,894
Baloise Holding AG	3,722	593,135
Barry Callebaut AG	173	249,063
Chocoladefabriken Lindt & Spruengli AG†	10	695,823
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	76	436,021
Cie Financiere Richemont SA	39,225	3,509,934
Coca-Cola HBC AG	13,704	468,898
Credit Suisse Group AG	177,567	2,612,986
Dufry AG†#	2,648	408,317
EMS-Chemie Holding AG	648	443,248
Geberit AG	2,786	1,273,361
Givaudan SA	715	1,461,788
Julius Baer Group, Ltd.	16,946	948,234
Kuehne & Nagel International AG	4,275	774,571
LafargeHolcim, Ltd.	34,465	2,026,268
Lonza Group AG	5,577	1,413,429
Nestle SA	235,329	19,971,003
Novartis AG	168,916	14,246,374
Pargesa Holding SA	2,419	196,143
Partners Group Holding AG	2,475	1,606,414
Roche Holding AG	53,174	13,553,075
Schindler Holding AG	1,681	353,501
Schindler Holding AG (Participation Certificate)	3,018	646,723
SGS SA	416	929,995
Sika AG	162	1,149,079
Sonova Holding AG	4,028	681,108
Straumann Holding AG	718	460,753
Swatch Group AG (TRQX)	3,906	303,091
Swatch Group AG (XEGT)#	2,329	930,746
Swiss Life Holding AG	2,514	900,494
Swiss Prime Site AG	5,132	464,526
Swiss Re AG	24,428	2,213,707
Swisscom AG	1,984	1,000,903
UBS Group AG	277,471	4,576,936
Vifor Pharma AG#	3,698	373,950
Zurich Insurance Group AG	11,427	3,421,060

		89,704,430

United Kingdom - 14.4%

3i Group PLC	73,220	918,346
Admiral Group PLC	15,932	397,987
Anglo American PLC	100,897	1,828,383
Antofagasta PLC	30,848	413,308
Ashtead Group PLC	39,252	843,356
Associated British Foods PLC	27,212	1,169,330
AstraZeneca PLC	95,764	5,628,570
Auto Trader Group PLC*	75,946	347,388
Aviva PLC	305,158	2,063,249
Babcock International Group PLC	19,437	204,123
BAE Systems PLC	240,979	1,892,085
Barclays PLC	1,276,193	3,155,782
Barratt Developments PLC	76,843	621,098
Berkeley Group Holdings PLC	9,827	475,306
BHP Billiton PLC	161,488	3,080,258
BP PLC	1,480,950	8,552,958
British American Tobacco PLC	141,035	8,794,457
British Land Co. PLC	75,164	594,096
BT Group PLC	635,477	2,404,082
Bunzl PLC	26,405	789,043
Burberry Group PLC	34,825	810,223
Capita PLC	52,039	436,254
Carnival PLC	14,681	1,021,217
Centrica PLC	410,852	1,062,078
Cobham PLC	181,025	321,505
Coca-Cola European Partners PLC	16,304	698,231
Compass Group PLC	120,203	2,566,336
ConvaTec Group PLC*	88,442	328,447
Croda International PLC	9,896	491,412
Diageo PLC	190,517	6,382,295
Direct Line Insurance Group PLC	107,218	526,718
Dixons Carphone PLC	76,875	172,547
easyJet PLC	12,738	197,201
Fresnillo PLC#	17,032	356,077
G4S PLC	119,909	439,861
GKN PLC	130,820	539,803
GlaxoSmithKline PLC	371,144	7,362,257
Hammerson PLC	60,807	440,920
Hargreaves Lansdown PLC	18,799	340,507
Hikma Pharmaceuticals PLC#	10,925	176,995
HSBC Holdings PLC	1,502,882	14,605,424
IMI PLC	21,417	313,995
Imperial Brands PLC	72,161	2,984,342
Inmarsat PLC#	33,819	320,249
InterContinental Hotels Group PLC	13,465	674,202
Intertek Group PLC	12,808	846,885
Intu Properties PLC#	70,473	226,793
Investec PLC	49,515	378,029
ITV PLC	275,592	565,429
J Sainsbury PLC	122,140	371,933
Johnson Matthey PLC	14,723	525,896
Kingfisher PLC	167,532	648,025
Land Securities Group PLC	61,572	803,802
Legal & General Group PLC	451,700	1,519,254
Lloyds Banking Group PLC	5,406,336	4,446,977
London Stock Exchange Group PLC	24,188	1,234,916
Marks & Spencer Group PLC#	126,642	523,875
Mediclinic International PLC#	28,052	277,472
Meggitt PLC	62,192	417,137
Merlin Entertainments PLC*	50,154	299,279
Mondi PLC	28,391	776,069
National Grid PLC	261,039	3,288,086
Next PLC#	10,937	584,315
Old Mutual PLC	381,219	1,022,596
Pearson PLC#	64,387	504,932
Persimmon PLC	23,814	819,198
Provident Financial PLC#	11,182	127,858
Prudential PLC	195,192	4,585,390
Reckitt Benckiser Group PLC	50,226	4,764,563
RELX PLC	81,348	1,779,606
Rio Tinto PLC	93,999	4,549,783
Rolls-Royce Holdings PLC	125,348	1,480,357
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	25,539,209	33,025
Royal Bank of Scotland Group PLC†	266,578	868,967
Royal Dutch Shell PLC, Class A	335,103	9,223,264
Royal Dutch Shell PLC, Class B	283,281	7,917,113
Royal Mail PLC	69,311	353,408
RSA Insurance Group PLC	79,223	682,958
Sage Group PLC	83,568	749,093
Schroders PLC	9,893	430,677
Segro PLC	74,780	520,547
Severn Trent PLC	18,607	545,601
Sky PLC	80,340	993,796
Smith & Nephew PLC	68,389	1,236,229
Smiths Group PLC	31,234	624,443
SSE PLC	76,499	1,409,189
St James’s Place PLC	40,251	600,636
Standard Chartered PLC†	250,738	2,494,679
Standard Life PLC	204,161	1,134,972
Tate & Lyle PLC	36,663	323,911
Taylor Wimpey PLC	252,186	654,154
Tesco PLC†	617,770	1,446,075
Travis Perkins PLC#	19,734	383,943
Unilever PLC	96,418	5,637,475
United Utilities Group PLC	52,742	620,350
Vodafone Group PLC	2,015,108	5,764,128
Weir Group PLC	16,907	392,154
Whitbread PLC	13,878	674,099
WM Morrison Supermarkets PLC	164,517	523,561
Worldpay Group PLC*	151,597	817,962

		172,167,165

Total Common Stocks
(cost $981,613,348)		1,066,954,693

EXCHANGE-TRADED FUNDS - 2.2%
United States - 2.2%

iShares MSCI EAFE ETF
(cost $26,299,932)	397,400	26,586,060

RIGHTS - 0.0%
Sweden - 0.0%

Getinge AB† Expires 09/14/2017 (cost $0)	15,708	5,812

Total Long-Term Investment Securities
(cost $1,007,913,280)		1,093,546,565

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(3)(4)	30,614,445	30,614,445

U.S. Government Treasuries - 2.8%
United States Treasury Bills
0.97% due 09/07/2017(5)	$4,000,000	3,999,406
0.97% due 09/21/2017	30,000,000	29,985,067

		33,984,473

Total Short-Term Investment Securities
(cost $64,597,714)		64,598,918

REPURCHASE AGREEMENTS - 4.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $56,861,190 collateralized by $58,160,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $58,000,176	56,861,000	56,861,000

(cost $56,861,000)
TOTAL INVESTMENTS —
(cost $1,129,371,994)	101.8%	1,215,006,483
Liabilities in excess of other assets	(1.8)	(21,448,676)

NET ASSETS —	100.0%	$1,193,557,807

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $6,604,961 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $13,874 representing 0.0% of net assets.
(3)	At August 31, 2017, the Fund had loaned securities with a total value of $44,266,846. This was secured by collateral of $30,614,445, which was received in cash and subsequently invested in short-term investments currently valued at $30,614,445 as reported in the Portfolio of Investments. Additional collateral of $15,764,166 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/15/2028 to 01/01/2047	$3,034,157
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	3,599,815
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	2,073,216
United States Treasury Bills	0.00%	09/14/2017 to 01/04/2018	86,554
United States Treasury Notes/Bonds	0.13% to 8.00%	10/31/2017 to 11/15/2046	6,970,424

(4)	The rate shown is the 7-day yield as of August 31, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt
CDI	- Chess Depositary Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Fiduciary Depositary Receipt
FSE	- Frankfurt Stock Exchange
ISE	- Irish Stock Exchange
LSE	- London Stock Exchange
RSP	- Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	- Swedish Depositary Receipt
TRQX	- Turquoise Stock Exchange
XEGT	- Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,033	Long	mini MSCI EAFE Index	September 2017	$97,344,124	$99,932,420	$2,588,296

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	7.0%
Banks-Commercial	6.5
Diversified Banking Institutions	5.6
Repurchase Agreements	4.8
Oil Companies-Integrated	3.7
Auto-Cars/Light Trucks	3.0
U.S. Government Treasuries	2.8
Registered Investment Companies	2.6
Food-Misc./Diversified	2.6
Telephone-Integrated	2.4
Exchange-Traded Funds	2.2
Insurance-Life/Health	2.1
Cosmetics & Toiletries	2.0
Electric-Integrated	2.0
Insurance-Multi-line	1.9
Chemicals-Diversified	1.8
Real Estate Investment Trusts	1.3
Tobacco	1.3
Brewery	1.2
Metal-Diversified	1.2
Real Estate Operations & Development	1.1
Food-Retail	1.0
Transport-Rail	1.0
Diversified Minerals	1.0
Electronic Components-Misc.	1.0
Machinery-Electrical	0.9
Diversified Manufacturing Operations	0.9
Import/Export	0.9
Cellular Telecom	0.8
Beverages-Wine/Spirits	0.8
Auto/Truck Parts & Equipment-Original	0.8
Gas-Distribution	0.8
Enterprise Software/Service	0.7
Retail-Apparel/Shoe	0.7
Insurance-Property/Casualty	0.7
Soap & Cleaning Preparation	0.7
Chemicals-Specialty	0.6
Diversified Operations	0.6
Finance-Other Services	0.6
Transport-Services	0.6
Rubber-Tires	0.6
Semiconductor Equipment	0.6
Building-Heavy Construction	0.6
Insurance-Reinsurance	0.6
Building-Residential/Commercial	0.6
Building & Construction-Misc.	0.6
Industrial Gases	0.5
Building & Construction Products-Misc.	0.5
Audio/Video Products	0.5
Building Products-Cement	0.5
Commercial Services	0.5
Retail-Jewelry	0.5
Textile-Apparel	0.5
Machinery-Construction & Mining	0.5
Medical Products	0.5
Telecom Services	0.5
Office Automation & Equipment	0.5
Machinery-General Industrial	0.4
Real Estate Management/Services	0.4
Aerospace/Defense	0.4
Steel-Producers	0.4
Medical-Biomedical/Gene	0.4
Industrial Automated/Robotic	0.4
Electronic Components-Semiconductors	0.4
Toys	0.4

Aerospace/Defense-Equipment	0.3
Electric Products-Misc.	0.3
Dialysis Centers	0.3
Electronic Measurement Instruments	0.3
Public Thoroughfares	0.3
Athletic Footwear	0.3
Investment Companies	0.3
Human Resources	0.3
Power Converter/Supply Equipment	0.3
Food-Catering	0.3
Oil Companies-Exploration & Production	0.3
Oil Refining & Marketing	0.3
Apparel Manufacturers	0.3
Auto-Heavy Duty Trucks	0.3
Paper & Related Products	0.3
Hotels/Motels	0.3
Investment Management/Advisor Services	0.2
Electric-Generation	0.2
Computer Services	0.2
Casino Hotels	0.2
Distribution/Wholesale	0.2
Retail-Major Department Stores	0.2
Semiconductor Components-Integrated Circuits	0.2
Airport Development/Maintenance	0.2
Wireless Equipment	0.2
Computers-Integrated Systems	0.2
Multimedia	0.2
Machinery-Farming	0.2
Water	0.2
Electronics-Military	0.2
Beverages-Non-alcoholic	0.2
Machine Tools & Related Products	0.2
Finance-Investment Banker/Broker	0.2
Medical Instruments	0.2
Building Products-Air & Heating	0.2
Transport-Marine	0.2
Cable/Satellite TV	0.2
Transactional Software	0.2
Optical Supplies	0.2
Advertising Services	0.2
Gold Mining	0.2
Rental Auto/Equipment	0.2
Electric-Transmission	0.2
E-Commerce/Products	0.2
Security Services	0.1
Photo Equipment & Supplies	0.1
Energy-Alternate Sources	0.1
Finance-Leasing Companies	0.1
Advertising Agencies	0.1
Electronic Security Devices	0.1
Web Portals/ISP	0.1
Resorts/Theme Parks	0.1
Commercial Services-Finance	0.1
Computer Data Security	0.1
Diagnostic Equipment	0.1
Food-Confectionery	0.1
Networking Products	0.1
Television	0.1
Appliances	0.1
Satellite Telecom	0.1
Finance-Credit Card	0.1
Medical-Generic Drugs	0.1
Private Equity	0.1
Diversified Financial Services	0.1
Publishing-Periodicals	0.1
Retail-Discount	0.1
Containers-Paper/Plastic	0.1
Metal-Aluminum	0.1
Casino Services	0.1
Cruise Lines	0.1
Medical-Hospitals	0.1
Food-Meat Products	0.1
Computer Aided Design	0.1
Retail-Home Furnishings	0.1
Metal Processors & Fabrication	0.1
Diversified Operations/Commercial Services	0.1
Retail-Misc./Diversified	0.1
Printing-Commercial	0.1
Gas-Transportation	0.1
Pipelines	0.1
Fisheries	0.1
Retail-Vision Service Center	0.1
Bicycle Manufacturing	0.1
Applications Software	0.1
Tools-Hand Held	0.1
Computers-Memory Devices	0.1
Retail-Building Products	0.1
Building Products-Doors & Windows	0.1
Steel Pipe & Tube	0.1
Motorcycle/Motor Scooter	0.1
Metal-Iron	0.1
Metal Products-Distribution	0.1
Food-Dairy Products	0.1

101.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$75,190,576	**	$13,874	$75,204,450
Portugal	—	1,712,543	**	0	1,712,543
United Kingdom	—	172,167,165	***	—	172,167,165
Other Countries	9,082,392	808,788,143	**	—	817,870,535
Exchange-Traded Funds	26,586,060	—		—	26,586,060
Rights	5,812	—		—	5,812
Short-Term Investment Securities:
Registered Investment Companies	30,614,445	—		—	30,614,445
U.S. Government Treasuries	—	33,984,473		—	33,984,473
Repurchase Agreements	—	56,861,000		—	56,861,000

Total Investments at Value	$66,288,709	$1,148,703,900		$13,874	$1,215,006,483

Other Financial Instruments:+
Futures Contracts	$2,588,296	$—		$—	$2,588,296

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
***	Amount includes $172,134,140 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,049,184,446 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017

Security Description	Principal Amount/ Shares(1)		Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 7.8%
Argentina - 0.2%

Banco Macro SA VRS Sub. Notes 6.75% (5 Yr UIRS+5.46%) due 11/04/2026*		320,000	$333,610

Austria - 0.2%

BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	194,254
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*#		200,000	216,500

			410,754

Bermuda - 0.3%

Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	499,856

Brazil - 0.1%

BRF SA Senior Notes 7.75% due 05/22/2018*(2)	BRL	500,000	156,456
Oi SA Senior Notes 9.75% due 09/15/2016†*(2)(3)(4)	BRL	500,000	44,872

			201,328

British Virgin Islands - 0.6%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		500,000	513,481
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		300,000	325,845
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	215,365

			1,054,691

Cayman Islands - 0.2%

Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		350,000	366,050

Chile - 0.4%

Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	264,869
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*#		400,000	399,995

			664,864

China - 0.2%

Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		420,000	457,618

Colombia - 0.2%

Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	300,750

India - 0.3%

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		500,000	524,697

Indonesia - 0.4%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	341,533
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	410,360

			751,893

Ireland - 0.3%

Credit Bank of Moscow Via CBOM Finance PLC Senior Notes 5.88% due 11/07/2021		260,000	266,500
NLMK Group Senior Notes 4.50% due 06/15/2023		360,000	369,443

			635,943

Israel - 0.1%

Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		155,000	160,425

Luxembourg - 0.4%

Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		265,000	286,226
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	200,610
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*		200,000	210,000

			696,836

Malaysia - 0.1%

Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		200,000	208,295

Mexico - 0.9%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	336,350
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	207,500
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	200,300
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		450,000	469,350
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		320,000	344,032
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	211,000

			1,768,532

Netherlands - 0.9%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		500,000	536,006
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	226,284

Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		270,000	298,415
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		270,000	323,190
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		350,000	378,178

			1,762,073

Peru - 0.4%

Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020#		275,000	300,094
Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020		250,000	274,625
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	208,000

			782,719

South Korea - 0.1%

Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	204,169

Thailand - 0.3%

Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	316,730
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	207,383

			524,113

Turkey - 0.4%

Akbank Turk AS Senior Notes 5.00% due 10/24/2022		275,000	280,184
Arcelik AS Senior Notes 5.00% due 04/03/2023		250,000	256,796
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	204,726

			741,706

United Arab Emirates - 0.3%

Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*		200,000	208,000
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021		275,000	272,305

			480,305

United Kingdom - 0.1%

Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*		270,000	280,800

Venezuela - 0.4%

Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		1,500,000	448,500
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		750,000	225,000

			673,500

Total Foreign Corporate Bonds & Notes
(cost $14,483,137)			14,485,527

FOREIGN GOVERNMENT OBLIGATIONS - 69.0%
Argentina - 1.3%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		800,000	559,200
Republic of Argentina Senior Notes 5.63% due 01/26/2022		880,000	920,480
Republic of Argentina Senior Notes 6.88% due 04/22/2021		300,000	326,100
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	328,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		280,408	324,572

			2,458,852

Australia - 1.0%

Commonwealth of Australia Senior Bonds 2.75% due 10/21/2019	AUD	1,000,000	809,128
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	500,000	391,361
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	700,000	628,319

			1,828,808

Austria - 1.0%

Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,856,684

Belarus - 0.2%

Republic of Belarus Senior Bonds 7.63% due 06/29/2027*		400,000	440,480

Belgium - 1.0%

Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,863,239

Brazil - 0.3%

Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	2,000,000	632,972

Canada - 1.1%

Government of Canada Bonds 1.50% due 03/01/2020	CAD	1,100,000	885,162

Government of Canada Bonds 5.75% due 06/01/2033	CAD	1,000,000	1,189,878

			2,075,040

Colombia - 0.7%

Republic of Colombia Senior Bonds 7.38% due 09/18/2037		700,000	927,500
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	1,000,000,000	425,087

			1,352,587

Costa Rica - 0.1%

Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		250,000	267,187

Dominican Republic - 1.3%

Dominican Republic Senior Bonds 5.50% due 01/27/2025		700,000	742,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		600,000	651,000
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	598,750
Dominican Republic Senior Bonds 8.63% due 04/20/2027		300,000	366,750

			2,358,500

Ecuador - 0.4%

Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	734,125

Egypt - 0.7%

Government of Egypt Senior Notes 6.13% due 01/31/2022*		600,000	624,601
Government of Egypt Senior Notes 6.88% due 04/30/2040		150,000	147,300
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	599,200

			1,371,101

El Salvador - 0.8%

Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*		1,300,000	1,425,125

France - 5.8%

Government of France Bonds 2.25% due 05/25/2024	EUR	1,100,000	1,497,945
Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	858,014
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	684,669
Government of France Bonds 4.25% due 10/25/2023	EUR	2,400,000	3,606,866
Government of France Bonds 4.50% due 04/25/2041	EUR	800,000	1,526,367
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	814,906
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,736,587

			10,725,354

Germany - 4.6%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,100,000	2,578,955
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,071,501
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,135,890
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	681,198
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,460,082
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,528,552

			8,456,178

Ghana - 0.3%

Republic of Ghana Senior Bonds 7.88% due 08/07/2023		600,000	637,620

Guatemala - 0.4%

Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		360,000	356,400
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		400,000	437,000

			793,400

Honduras - 0.5%

Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	915,042

Iraq - 0.2%

Republic of Iraq Senior Notes 6.75% due 03/09/2023*		350,000	356,125

Italy - 6.6%

Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	700,068
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	771,237
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	1,000,000	1,342,590
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,000,000	2,587,059

Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	1,051,518
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,066,531
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	820,000	1,210,347
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,000,000	1,561,871
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,008,438
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	926,359

			12,226,018

Ivory Coast - 0.7%

Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,197,240

Jamaica - 0.2%

Government of Jamaica Senior Notes 7.63% due 07/09/2025#		230,000	274,974

Japan - 12.0%

Government of Japan Senior Bonds 0.40% due 06/20/2025	JPY	120,000,000	1,131,079
Government of Japan Senior Notes 0.50% due 12/20/2024	JPY	110,000,000	1,043,887
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,437,754
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,953,444
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,741,610
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,242,770
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,900,014
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	2,055,724
Government of Japan Senior Bonds 1.50% due 03/20/2033	JPY	170,000,000	1,826,895
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,099,841
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	588,368
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,386,776
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	185,000,000	2,161,303
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,441,142
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	683,979
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	412,789

			22,107,375

Jordan - 0.4%

Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		700,000	697,248

Lebanon - 0.6%

Republic of Lebanon Senior Notes 6.60% due 11/27/2026		900,000	891,673
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		260,000	278,330

			1,170,003

Lithuania - 0.3%

Republic of Lithuania Senior Notes 7.38% due 02/11/2020		500,000	562,000

Mexico - 4.0%

United Mexican States Senior Notes 3.38% due 02/23/2031	EUR	1,000,000	1,284,615
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	529,250
United Mexican States Senior Notes 4.13% due 01/21/2026		800,000	847,600
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	232,870
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	688,800
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	484,600
United Mexican States Bonds 8.00% due 06/11/2020	MXN	14,000,000	808,965
United Mexican States Bonds 10.00% due 12/05/2024	MXN	27,000,000	1,791,921
United Mexican States Bonds 10.00% due 11/20/2036	MXN	10,000,000	726,283

			7,394,904

Namibia - 0.3%

Republic of Namibia Senior Notes 5.25% due 10/29/2025		500,000	512,250

Norway - 0.4%

Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	5,000,000	687,231

Panama - 0.4%

Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	703,625

Paraguay - 0.3%

Republic of Paraguay Senior Notes 6.10% due 08/11/2044		500,000	573,750

Peru - 0.9%

Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	167,383
Republic of Peru Senior Notes 5.63% due 11/18/2050		270,000	341,550
Republic of Peru Notes 6.90% due 08/12/2037	PEN	1,600,000	542,535
Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	631,000

			1,682,468

Poland - 2.6%

Republic of Poland Bonds 1.75% due 07/25/2021	PLN	4,200,000	1,150,282
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	5,000,000	1,309,534
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,100,000	1,132,175
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	2,300,000	688,330
Republic of Poland Senior Notes 5.13% due 04/21/2021		550,000	607,750

			4,888,071

Romania - 0.1%

Government of Romania Senior Notes 6.13% due 01/22/2044		200,000	256,270

Russia - 1.5%

Russian Federation Bonds 5.00% due 04/29/2020		1,200,000	1,272,492
Russian Federation Senior Bonds 5.25% due 06/23/2047*		600,000	624,365
Russian Federation Bonds 7.40% due 12/07/2022	RUB	50,000,000	852,944

			2,749,801

Serbia - 0.6%

Republic of Serbia Notes 5.88% due 12/03/2018		250,000	260,900
Republic of Serbia Senior Notes 7.25% due 09/28/2021		700,000	811,125

			1,072,025

Slovenia - 1.3%

Republic of Slovenia Bonds 1.75% due 11/03/2040	EUR	2,100,000	2,349,950

South Africa - 1.3%

Republic of South Africa Senior Notes 4.67% due 01/17/2024		500,000	517,076
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,000,000	1,111,272
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	5,000,000	355,351
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	4,900,000	422,533

			2,406,232

Spain - 3.4%

Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,235,881
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	1,000,000	1,216,620
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	750,000	1,097,019
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	2,146,058
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	517,737

			6,213,315

Sri Lanka - 0.9%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	318,782
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		260,000	285,402
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		640,000	702,528
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	439,134

			1,745,846

Sweden - 1.9%

Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	15,000,000	1,954,670
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	9,600,000	1,646,513

			3,601,183

Tunisia - 0.5%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		900,000	884,250

Turkey - 1.5%

Republic of Turkey Senior Bonds 5.75% due 03/22/2024		650,000	701,559
Republic of Turkey Senior Notes 6.75% due 05/30/2040		100,000	115,240
Republic of Turkey Senior Notes 8.00% due 02/14/2034		400,000	511,472
Republic of Turkey Bonds 8.50% due 07/10/2019	TRY	1,000,000	277,392
Republic of Turkey Bonds 10.40% due 03/20/2024	TRY	2,000,000	581,573
Republic of Turkey Senior Notes 11.88% due 01/15/2030		380,000	615,638

			2,802,874

Ukraine - 0.3%

Government of Ukraine Senior Notes 7.75% due 09/01/2023		600,000	622,872

United Kingdom - 3.6%

United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	673,641
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	1,200,000	1,597,799
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	400,000	565,406
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	426,595
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	681,814
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	661,501
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	600,000	1,105,865
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	866,937

			6,579,558

Uruguay - 0.1%

Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	3,000,000	110,372

Venezuela - 0.6%

Republic of Venezuela Senior Notes 8.25% due 10/13/2024		1,440,000	511,200
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		600,000	211,500
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		1,000,000	377,500

			1,100,200

Total Foreign Government Obligations
(cost $122,754,151)			127,720,324

U.S. CORPORATE BONDS & NOTES - 0.2%
United States - 0.2%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*# (cost $403,990)		410,000	419,528

U.S. GOVERNMENT TREASURIES - 21.5%
United States - 21.5%

United States Treasury Bonds 2.88% due 08/15/2045		1,000,000	1,030,625
3.00% due 05/15/2042		1,720,000	1,824,073
3.75% due 11/15/2043		500,000	600,879
4.38% due 02/15/2038		620,000	806,460
United States Treasury Notes 1.13% due 02/28/2021		2,500,000	2,465,723
1.38% due 09/30/2018#		2,000,000	2,002,266
1.75% due 09/30/2019		3,000,000	3,024,727
1.75% due 12/31/2020		2,000,000	2,015,625
1.75% due 01/31/2023		1,000,000	998,242
1.75% due 05/15/2023		1,500,000	1,494,316
1.88% due 11/30/2021		2,000,000	2,020,391
1.88% due 10/31/2022		2,000,000	2,012,266
2.00% due 05/31/2024		2,000,000	2,009,453
2.00% due 02/15/2025#		1,000,000	1,000,313
2.00% due 08/15/2025		1,000,000	997,734
2.25% due 11/15/2025#		2,000,000	2,030,859
2.38% due 08/15/2024#		2,050,000	2,107,736
2.50% due 05/15/2024		3,000,000	3,109,102
2.63% due 11/15/2020		600,000	621,281
2.75% due 02/28/2018		2,230,000	2,247,940
2.75% due 11/15/2023		2,000,000	2,105,000
2.75% due 02/15/2024		1,200,000	1,262,109
3.38% due 11/15/2019		1,800,000	1,879,101

Total U.S. Government Treasuries
(cost $39,506,635)			39,666,221

Total Long-Term Investment Securities
(cost $177,147,913)			182,291,600

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(6)(7) (cost $1,221,137)		1,221,137	1,221,137

TOTAL INVESTMENTS —
(cost $178,369,050)	99.2%	183,512,737
Other assets less liabilities	0.8	1,539,520

NET ASSETS —	100.0%	$185,052,257

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $24,373,998 representing 13.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $201,328 representing 0.1% of net assets.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2017.
(6)	The rate shown is the 7-day yield as of August 31, 2017.
(7)	At August 31, 2017, the Fund had loaned securities with a total value of $6,670,477. This was secured by collateral of $1,221,137, which was received in cash and subsequently invested in short-term investments currently valued at $1,221,137 as reported in the Portfolio of Investments. Additional collateral of $5,747,413 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	1.50% to 30.38%	05/15/2018 to 09/01/2047	$1,874,608
Federal National Mtg. Assoc.	zero coupon to 23.66%	11/01/2017 to 09/01/2047	3,217,149
Government National Mtg. Assoc.	1.58% to 11.94%	12/16/2024 to 12/20/2060	654,661
United States Treasury Notes/Bonds	2.50%	01/15/2029	995

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PEN - Peruvian Sol

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

TRY - Turkish Lira

UYU - Uruguayan Peso

ZAR - South African Rand

5 Yr UIRS - 5 Year USD Interest Rate Swap

VRS - Variable Rate Security

The rates show on VRS are the current interest rate as of August 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$14,485,527	$—	$14,485,527
Foreign Government Obligations	—	127,720,324	—	127,720,324
U.S. Corporate Bonds & Notes	—	419,528	—	419,528
U.S. Government Treasuries	—	39,666,221	—	39,666,221
Short-Term Investment Securities	1,221,137	—	—	1,221,137

Total Investments at Value	$1,221,137	$182,291,600	$—	$183,512,737

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*

Sovereign	68.5%
United States Treasury Notes	19.2
United States Treasury Bonds	2.3
Banks-Commercial	1.6
Oil Companies-Integrated	1.4
Oil Refining & Marketing	0.7
Registered Investment Companies	0.7
Oil Companies-Exploration & Production	0.5
Central Bank	0.5
Cellular Telecom	0.5
Telecom Services	0.3
Investment Management/Advisor Services	0.3
Diversified Operations	0.2
Platinum	0.2
Electric-Generation	0.2
Transport-Marine	0.2
Metal-Iron	0.2
E-Commerce/Products	0.2
Food-Meat Products	0.2
Petrochemicals	0.2
Investment Companies	0.2
Metal-Diversified	0.1
Appliances	0.1
Paper & Related Products	0.1
Electric-Distribution	0.1
Real Estate Investment Trusts	0.1
Gas-Transportation	0.1
Retail-Major Department Stores	0.1
Food-Misc./Diversified	0.1
Chemicals-Diversified	0.1

99.2%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.5%
Australia - 2.7%

Amcor, Ltd.	222,901	$2,864,675
Brambles, Ltd.	217,937	1,619,414
CSL, Ltd.	36,223	3,704,846
Orica, Ltd.	35,769	579,120
Treasury Wine Estates, Ltd.	274,820	3,167,844

		11,935,899

Austria - 0.7%

Erste Group Bank AG	74,172	3,139,472

Belgium - 0.9%

KBC Group NV	50,885	4,184,670

Bermuda - 0.0%

Global Brands Group Holding, Ltd.†	1,898,800	169,879

Brazil - 2.3%

Ambev SA ADR	170,935	1,070,053
B3 SA - Brasil Bolsa Balcao	354,402	2,490,389
Banco Bradesco SA ADR	185,168	1,970,188
Cielo SA	270,141	1,924,889
Itau Unibanco Holding SA (Preference Shares)	80,200	1,028,026
Kroton Educacional SA	203,655	1,162,597
Localiza Rent a Car SA	35,600	673,469

		10,319,611

Canada - 3.7%

Canadian National Railway Co. (NYSE)	34,315	2,779,172
Canadian National Railway Co. (TSX)	16,077	1,303,154
Cenovus Energy, Inc.#	105,461	825,108
CGI Group, Inc., Class A†	55,225	2,809,565
Dollarama, Inc.	13,890	1,368,923
Fairfax Financial Holdings, Ltd.	1,890	982,391
Great-West Lifeco, Inc.#	35,715	989,295
Loblaw Cos., Ltd.	14,604	792,095
PrairieSky Royalty, Ltd.#	53,950	1,267,582
Suncor Energy, Inc.	113,075	3,543,243

		16,660,528

Cayman Islands - 3.6%

Alibaba Group Holding, Ltd. ADR†	33,716	5,790,386
Baidu, Inc. ADR†	7,684	1,752,336
CK Hutchison Holdings, Ltd.	206,392	2,707,125
Melco Resorts & Entertainment, Ltd. ADR	60,450	1,326,878
TAL Education Group ADR	28,970	881,557
Tencent Holdings, Ltd.	82,500	3,505,545

		15,963,827

China - 0.5%

Kweichow Moutai Co., Ltd., Class A	28,151	2,095,242

Denmark - 2.7%

AP Moller - Maersk A/S, Series B	950	1,959,909
Carlsberg A/S, Class B	26,671	3,063,067
Chr. Hansen Holding A/S	23,780	2,046,717
DSV A/S	43,590	3,092,157
Novo Nordisk A/S, Class B	41,853	1,998,132

		12,159,982

France - 9.2%

Accor SA	42,490	1,970,036
Air Liquide SA	20,043	2,450,287
Arkema SA	18,930	2,059,853
BNP Paribas SA	39,450	3,004,911
Danone SA	30,285	2,387,173
Dassault Systemes SE	8,594	847,263
Engie SA	84,367	1,408,778
Essilor International SA	17,891	2,261,636
Hermes International	612	323,978
Kering	10,010	3,759,946
L’Oreal SA	16,125	3,408,904
Legrand SA	21,742	1,524,482
LVMH Moet Hennessy Louis Vuitton SE	8,341	2,189,485
Pernod Ricard SA#	29,604	4,047,994
Publicis Groupe SA	17,867	1,206,986
Schneider Electric SE	63,541	5,128,646
TOTAL SA	38,362	1,984,891
Valeo SA	19,144	1,281,792

		41,247,041

Germany - 9.0%

adidas AG	19,310	4,335,249
Allianz SE	11,139	2,383,558
Bayer AG	30,178	3,864,968
Beiersdorf AG	21,573	2,303,664
Deutsche Boerse AG	42,705	4,567,450
Deutsche Post AG	32,623	1,353,453
Fresenius Medical Care AG & Co. KGaA	20,430	1,910,711
GEA Group AG#	22,107	974,540
HeidelbergCement AG	18,640	1,790,116
Infineon Technologies AG	42,840	988,243
Linde AG	5,319	1,019,993
Merck KGaA	10,090	1,109,089
MTU Aero Engines AG	4,742	664,125
ProSiebenSat.1 Media SE	35,731	1,198,779
SAP SE	84,963	8,911,620
Zalando SE†#*	60,150	2,850,516

		40,226,074

Hong Kong - 2.0%

AIA Group, Ltd.	965,000	7,410,563
Galaxy Entertainment Group, Ltd.	243,000	1,528,051

		8,938,614

India - 1.4%

HDFC Bank, Ltd.	55,860	1,543,080
Housing Development Finance Corp., Ltd.	58,341	1,623,420
Tata Consultancy Services, Ltd.	52,909	2,068,394
Tata Motors, Ltd.†	150,380	890,660

		6,125,554

Indonesia - 0.4%

Bank Mandiri Persero Tbk PT	2,016,500	1,983,577

Ireland - 1.2%

CRH PLC	90,020	3,147,392
Ryanair Holdings PLC ADR†#	20,068	2,281,732

		5,429,124

Israel - 0.5%

Check Point Software Technologies, Ltd.†#	13,106	1,466,168
Teva Pharmaceutical Industries, Ltd. ADR	50,322	798,107

		2,264,275

Italy - 1.1%

Eni SpA	66,350	1,040,699
Intesa Sanpaolo SpA	384,191	1,298,842
Luxottica Group SpA	4,006	230,889
UniCredit SpA†	113,078	2,306,724

		4,877,154

Japan - 12.0%

CyberAgent, Inc.	34,300	1,128,769
Daikin Industries, Ltd.	34,100	3,416,959
Daito Trust Construction Co., Ltd.	6,900	1,226,689
Denso Corp.	37,900	1,843,791
FANUC Corp.	20,000	3,890,827
Hoya Corp.	59,600	3,433,344
Japan Tobacco, Inc.	99,300	3,405,243
Kao Corp.	33,500	2,093,333
Keyence Corp.	7,400	3,862,077
Komatsu, Ltd.	125,400	3,402,267
Kubota Corp.	65,100	1,133,332
Kyocera Corp.	26,600	1,600,995
MonotaRO Co., Ltd.#	52,100	1,597,250
Nintendo Co., Ltd.	5,800	1,949,609
Nitori Holdings Co., Ltd.	14,400	2,227,413
Pola Orbis Holdings, Inc.	55,400	1,782,845
Rakuten, Inc.	174,400	2,079,074
Recruit Holdings Co., Ltd.	73,400	1,464,554
Rohm Co., Ltd.	16,600	1,304,546
Ryohin Keikaku Co., Ltd.	5,600	1,555,552
Shin-Etsu Chemical Co., Ltd.	7,900	700,099
Start Today Co., Ltd.	98,700	3,077,727
Sysmex Corp.	24,100	1,489,623
Terumo Corp.	54,500	2,109,226
Yahoo Japan Corp.#	373,800	1,715,953

		53,491,097

Jersey - 1.3%

Delphi Automotive PLC	6,644	640,481
Experian PLC	42,488	853,375
Ferguson PLC	37,520	2,232,138
WPP PLC	121,728	2,233,982

		5,959,976

Luxembourg - 0.2%

ArcelorMittal†	34,340	919,501

Mexico - 1.1%

Fomento Economico Mexicano SAB de CV ADR	25,528	2,554,332
Grupo Financiero Banorte SAB de CV, Class O	204,910	1,398,214
Grupo Televisa SAB ADR	32,059	828,084

		4,780,630

Netherlands - 5.4%

Akzo Nobel NV	20,843	1,905,256
ASML Holding NV	20,040	3,122,138
Heineken NV	21,385	2,245,183
ING Groep NV	207,563	3,687,562
QIAGEN NV	11,521	369,722
Randstad Holding NV	25,704	1,503,738
RELX NV	63,665	1,338,503
Unilever NV CVA	112,766	6,717,865
Wolters Kluwer NV	31,180	1,362,741
Yandex NV, Class A†	62,780	1,884,028

		24,136,736

Norway - 0.3%

DNB ASA	74,450	1,454,542

Portugal - 0.3%

Jeronimo Martins SGPS SA#	63,268	1,262,684

Singapore - 1.7%

Broadcom, Ltd.	11,796	2,973,418
DBS Group Holdings, Ltd.	149,800	2,282,224
Singapore Telecommunications, Ltd.	162,550	443,910
United Overseas Bank, Ltd.	106,977	1,899,319

		7,598,871

South Korea - 0.7%

NAVER Corp.	2,984	2,005,452
Samsung Electronics Co., Ltd.	456	941,620

		2,947,072

Spain - 2.4%

Amadeus IT Group SA	104,505	6,483,498
CaixaBank SA	194,130	1,003,838
Industria de Diseno Textil SA	86,010	3,268,644

		10,755,980

Sweden - 2.4%

Getinge AB, Class B	29,524	549,657
Hennes & Mauritz AB, Class B	41,342	1,046,860
Hexagon AB, Class B	44,270	2,173,917
Investor AB, Class B	53,169	2,488,051
Lundin Petroleum AB†	90,960	1,952,227
Sandvik AB	135,260	2,237,016
Telefonaktiebolaget LM Ericsson, Class B	41,284	242,667

		10,690,395

Switzerland - 8.0%

Cie Financiere Richemont SA	39,688	3,551,364
Julius Baer Group, Ltd.	108,771	6,086,415
Kuehne & Nagel International AG	6,890	1,248,372
Lonza Group AG	13,960	3,538,008
Nestle SA	49,664	4,214,695
Novartis AG	38,612	3,256,536
Roche Holding AG	34,572	8,811,767

UBS Group AG	251,784	4,153,224
Zurich Insurance Group AG	3,504	1,049,041

		35,909,422

Taiwan - 1.5%

Taiwan Semiconductor Manufacturing Co., Ltd.	658,269	4,738,756
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,129	1,927,209

		6,665,965

Thailand - 0.5%

Kasikornbank PCL NVDR	338,300	2,049,578

Turkey - 0.3%

Akbank Turk AS	440,834	1,322,888

United Kingdom - 16.2%

Ashtead Group PLC	89,681	1,926,858
ASOS PLC†	24,090	1,768,562
Associated British Foods PLC	53,020	2,278,328
Aviva PLC	366,415	2,477,422
Barclays PLC	316,331	782,226
British American Tobacco PLC	112,184	6,995,408
Bunzl PLC	51,860	1,549,698
Carnival PLC	31,290	2,176,547
Compass Group PLC	331,561	7,078,833
Diageo PLC	153,171	5,131,209
HSBC Holdings PLC	244,800	2,387,553
Informa PLC	163,309	1,459,298
Intertek Group PLC	25,130	1,661,635
Lloyds Banking Group PLC	1,992,212	1,638,692
London Stock Exchange Group PLC	64,490	3,292,531
Next PLC	25,296	1,351,453
Prudential PLC	36,846	865,575
Reckitt Benckiser Group PLC	39,555	3,752,285
RELX PLC	238,263	5,212,350
Rio Tinto PLC	77,856	3,768,422
Rolls-Royce Holdings PLC	78,080	922,123
Royal Dutch Shell PLC, Class A	68,971	1,901,103
Royal Dutch Shell PLC, Class B	31,469	879,493
RPC Group PLC	79,610	953,821
Sky PLC	129,227	1,598,523
Smith & Nephew PLC	82,640	1,493,836
Smiths Group PLC	38,108	761,871
St James’s Place PLC	127,981	1,909,767
Standard Life PLC	168,459	936,497
Tullow Oil PLC†#	597,396	1,204,644
Weir Group PLC	89,280	2,070,829

		72,187,392

United States - 0.3%

Yum China Holdings, Inc.†	38,704	1,368,573

Total Common Stocks
(cost $345,408,289)		431,221,825

RIGHTS - 0.0%
Sweden - 0.0%

Getinge AB† Expires 09/14/2017 (strike price SEK 127) (cost $0)	29,524	10,924

Total Long-Term Investment Securities
(cost $345,408,289)		431,232,749

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	1,929,413	1,929,413

Time Deposits - 2.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$12,762,000	12,762,000

U.S. Government Agencies - 0.2%

Federal Home Loan Bank Disc. Notes 0.51% due 09/01/2017	350,000	350,000
0.91% due 09/01/2017	518,000	518,000

		868,000

Total Short-Term Investment Securities
(cost $15,559,413)		15,559,413

TOTAL INVESTMENTS
(cost $360,967,702)	100.0%	446,792,162
Other assets less liabilities	0.0	33,579

NET ASSETS	100.0%	$446,825,741

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $2,850,516 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $14,160,033. This was secured by collateral of $1,929,413, which was received in cash and subsequently invested in short-term investments currently valued at $1,929,413 as reported in the Portfolio of Investments. Additional collateral of $12,914,048 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/15/2028 to 01/01/2047	$1,063,601
Federal National Mtg. Assoc.	2.50% to 4.40%	10/25/2029 to 11/01/2046	1,261,888
Government National Mtg. Assoc.	2.50% to 3.50%	06/20/2045 to 11/20/2046	726,750
United States Treasury Bills	0.00%	12/28/2017 to 01/04/2018	14,610
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2017 to 11/15/2046	9,847,199

(2)	The rates shown is the 7-day yield as of August 31, 2017.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
NVDR	- Non-Voting Depositary Receipt
SEK	- Swedish Krona

NYSE	- New York Stock Exchange
TSX	- Toronto Stock Exchange

Industry Allocation*
Banks-Commercial	6.5%
Medical-Drugs	4.3
Cosmetics & Toiletries	3.7
Beverages-Wine/Spirits	3.3
E-Commerce/Products	3.2
Diversified Banking Institutions	3.2
Insurance-Life/Health	3.1
Time Deposits	2.9
Food-Misc./Diversified	2.4
Tobacco	2.4
Finance-Other Services	2.3
Oil Companies-Integrated	2.2
Enterprise Software/Service	2.0
Commercial Services	1.9
Retail-Apparel/Shoe	1.8
Web Portals/ISP	1.7
Food-Catering	1.6
Semiconductor Components-Integrated Circuits	1.5
Transactional Software	1.5
Brewery	1.4
Electronic Components-Semiconductors	1.4
Diversified Financial Services	1.4
Transport-Services	1.3
Electronic Components-Misc.	1.2
Power Converter/Supply Equipment	1.1
Building Products-Cement	1.1
Athletic Footwear	1.0
Transport-Rail	0.9
Chemicals-Diversified	0.9
Industrial Automated/Robotic	0.9
Electronic Measurement Instruments	0.9
Containers-Paper/Plastic	0.9
Distribution/Wholesale	0.8
Metal-Diversified	0.8
Auto/Truck Parts & Equipment-Original	0.8
Retail-Major Department Stores	0.8
Soap & Cleaning Preparation	0.8
Medical-Biomedical/Gene	0.8
Medical Products	0.8
Retail-Jewelry	0.8
Diagnostic Equipment	0.8
Internet Application Software	0.8
Industrial Gases	0.8
Building Products-Air & Heating	0.8
Machinery-Construction & Mining	0.8
Insurance-Multi-line	0.7
Oil Companies-Exploration & Production	0.7
Machinery-General Industrial	0.7
Semiconductor Equipment	0.7
Human Resources	0.7
Casino Hotels	0.6
Computers-Integrated Systems	0.6
Commercial Services-Finance	0.6
Diversified Operations	0.6
Rental Auto/Equipment	0.6
Beverages-Non-alcoholic	0.6
Investment Companies	0.6
Airlines	0.5
Optical Supplies	0.5
Machine Tools & Related Products	0.5
Advertising Agencies	0.5
Retail-Home Furnishings	0.5
Textile-Apparel	0.5
Cruise Lines	0.5
Machinery-Pumps	0.5
Computer Services	0.5
Food-Retail	0.5
Schools	0.5
Medical Instruments	0.4
Hotels/Motels	0.4
Transport-Marine	0.4
Toys	0.4
Registered Investment Companies	0.4
Dialysis Centers	0.4
Finance-Mortgage Loan/Banker	0.4
Diversified Operations/Commercial Services	0.4
Cable/Satellite TV	0.4
Aerospace/Defense	0.4
Retail-Misc./Diversified	0.3
Electric Products-Misc.	0.3
Computer Data Security	0.3
Multimedia	0.3
Electric-Generation	0.3
Retail-Discount	0.3
Retail-Restaurants	0.3
Publishing-Periodicals	0.3
Oil-U.S. Royalty Trusts	0.3
Real Estate Management/Services	0.3
Advertising Services	0.3
Television	0.3
Machinery-Farming	0.2
E-Marketing/Info	0.2
Insurance-Property/Casualty	0.2
Investment Management/Advisor Services	0.2
Steel-Producers	0.2
Auto-Cars/Light Trucks	0.2
U.S. Government Agencies	0.2
Computer Aided Design	0.2
Broadcast Services/Program	0.2
Medical-Generic Drugs	0.2
Diversified Manufacturing Operations	0.2
Chemicals-Specialty	0.1
Explosives	0.1
Apparel Manufacturers	0.1
Telecom Services	0.1
Diagnostic Kits	0.1
Networking Products	0.1
Retail-Vision Service Center	0.1

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$54,851,642	$376,370,183	**	$—	$431,221,825
Rights	10,924	—		—	10,924
Short-Term Investment Securities:
Registered Investment Companies	1,929,413	—		—	1,929,413
Other Short-Term Investment Securities	—	13,630,000		—	13,630,000

Total Investments at Value	$56,791,979	$390,000,183		$—	$446,792,162

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board

(see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $360,431,191 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Applications Software - 3.1%

Microsoft Corp.	72,860	$5,447,742

Banks-Fiduciary - 2.2%

Bank of New York Mellon Corp.	73,186	3,826,164

Banks-Super Regional - 2.2%

Wells Fargo & Co.	75,559	3,858,798

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	23,514	2,721,275

Building Products-Air & Heating - 0.8%

Johnson Controls International PLC	34,608	1,370,131

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	109,518	4,447,526

Coatings/Paint - 1.0%

Sherwin-Williams Co.	5,313	1,802,542

Commercial Services - 0.5%

Nielsen Holdings PLC	24,775	962,509

Commercial Services-Finance - 1.2%

FleetCor Technologies, Inc.†	1,684	242,109
S&P Global, Inc.	4,625	713,776
Total System Services, Inc.	16,695	1,153,958

		2,109,843

Computers - 4.7%

Apple, Inc.	50,543	8,289,052

Containers-Metal/Glass - 0.3%

Ball Corp.#	11,835	473,282

Containers-Paper/Plastic - 0.5%

Sealed Air Corp.	19,480	864,522

Cruise Lines - 0.3%

Royal Caribbean Cruises, Ltd.	3,950	491,617

Data Processing/Management - 1.2%

Fidelity National Information Services, Inc.	22,490	2,089,771

Diagnostic Equipment - 1.2%

Abbott Laboratories	40,416	2,058,791

Diversified Banking Institutions - 7.7%

Citigroup, Inc.	79,620	5,416,548
JPMorgan Chase & Co.	61,110	5,554,288
Morgan Stanley	57,260	2,605,330

		13,576,166

Diversified Manufacturing Operations - 1.7%

Eaton Corp. PLC	17,955	1,288,451
General Electric Co.	67,927	1,667,608

		2,956,059

E-Commerce/Services - 0.2%

Expedia, Inc.#	2,420	359,031

Electric-Integrated - 1.3%

Edison International	7,379	591,648
Southern Co.	35,075	1,692,720

		2,284,368

Electronic Components-Semiconductors - 2.1%

Broadcom, Ltd.	13,695	3,452,099
MACOM Technology Solutions Holdings, Inc.†#	6,208	282,712

		3,734,811

Entertainment Software - 1.6%

Activision Blizzard, Inc.	35,520	2,328,691
Electronic Arts, Inc.†	3,735	453,803

		2,782,494

Finance-Credit Card - 2.0%

MasterCard, Inc., Class A	25,842	3,444,739

Food-Misc./Diversified - 0.9%

Kellogg Co.	24,260	1,588,060

Food-Wholesale/Distribution - 1.0%

Sysco Corp.	32,335	1,703,084

Home Decoration Products - 0.5%

Newell Brands, Inc.	17,025	821,967

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	4,199	434,932

Instruments-Controls - 2.3%

Honeywell International, Inc.	29,826	4,124,041

Insurance Brokers - 1.2%

Aon PLC	15,544	2,163,103

Insurance-Reinsurance - 3.2%

Berkshire Hathaway, Inc., Class B†	31,429	5,693,678

Internet Content-Entertainment - 2.7%

Facebook, Inc., Class A†	28,030	4,820,319

Internet Security - 0.2%

Palo Alto Networks, Inc.†	2,005	266,043

Investment Management/Advisor Services - 0.5%

BlackRock, Inc.	1,047	438,703
Invesco, Ltd.	11,866	388,968

		827,671

Medical Instruments - 1.0%

Medtronic PLC	21,934	1,768,319

Medical Products - 0.5%

Zimmer Biomet Holdings, Inc.	8,325	951,298

Medical-Biomedical/Gene - 4.1%

Alexion Pharmaceuticals, Inc.†	6,215	885,078
Biogen, Inc.†	9,155	2,898,107
Celgene Corp.†	21,267	2,954,624
Vertex Pharmaceuticals, Inc.†	3,400	545,836

		7,283,645

Medical-Drugs - 6.5%

Allergan PLC	9,515	2,183,502
Bristol-Myers Squibb Co.	22,290	1,348,099
Johnson & Johnson	35,728	4,729,315
Pfizer, Inc.	94,455	3,203,914

		11,464,830

Medical-HMO - 2.8%

Anthem, Inc.	11,020	2,160,361
Cigna Corp.	15,669	2,852,698

		5,013,059

Medical-Wholesale Drug Distribution - 1.2%

Cardinal Health, Inc.	31,474	2,123,236

Multimedia - 0.4%

Walt Disney Co.	6,780	686,136

Networking Products - 1.3%

Cisco Systems, Inc.	71,125	2,290,936

Oil Companies-Exploration & Production - 2.2%

Canadian Natural Resources, Ltd.	71,245	2,195,771
EOG Resources, Inc.	19,268	1,637,587

		3,833,358

Oil Companies-Integrated - 3.5%

Chevron Corp.	26,070	2,805,654
Exxon Mobil Corp.	44,786	3,418,515

		6,224,169

Oil-Field Services - 1.0%

Halliburton Co.	43,513	1,695,702

Real Estate Investment Trusts - 1.6%

American Tower Corp.	18,435	2,729,302

Retail-Apparel/Shoe - 2.1%

Coach, Inc.	40,955	1,707,824
PVH Corp.	15,315	1,928,005

		3,635,829

Retail-Auto Parts - 0.3%

AutoZone, Inc.†	894	472,425

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	43,715	3,230,101

Retail-Catalog Shopping - 0.4%

Liberty Interactive Corp. QVC Group, Class A†	32,255	713,481

Retail-Discount - 0.7%

Dollar General Corp.	16,825	1,220,822

Retail-Drug Store - 0.4%

CVS Health Corp.	8,749	676,648

Retail-Restaurants - 2.1%

McDonald’s Corp.	12,885	2,061,213
Starbucks Corp.	30,580	1,677,619

		3,738,832

Telephone-Integrated - 2.5%

AT&T, Inc.	79,510	2,978,444
Verizon Communications, Inc.	28,638	1,373,765

		4,352,209

Tobacco - 2.9%

Philip Morris International, Inc.	44,255	5,174,737

Transport-Services - 2.3%

FedEx Corp.	18,640	3,996,043

Web Portals/ISP - 3.6%

Alphabet, Inc., Class A†	2,562	2,447,325
Alphabet, Inc., Class C†	4,173	3,919,824

		6,367,149

Total Long-Term Investment Securities
(cost $138,526,269)		172,036,397

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2) (cost $92,454)	92,454	92,454

REPURCHASE AGREEMENTS - 2.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $4,106,014 collateralized by $4,200,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $4,188,458 (cost $4,106,000)	$4,106,000	$4,106,000

TOTAL INVESTMENTS (cost $142,724,723)	100.1%	176,234,851
Liabilities in excess of other assets	(0.1)	(225,757)

NET ASSETS	100.0%	$176,009,094

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $939,360. This was secured by collateral of $92,454, which was received in cash and subsequently invested in short-term investments currently valued at $92,454 as reported in the Portfolio of Investments. Additional collateral of $852,328 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$119,294
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	98,024
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	204,791
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	22,540
United States Treasury Notes/Bonds	zero coupon to 5.38%	10/15/2017 to 08/15/2046	407,679

(2)	The rate shown is the 7-day yield as of August 31, 2017.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$172,036,397	$—	$—	$172,036,397
Short-Term Investment Securities	92,454	—	—	92,454
Repurchase Agreements	—	4,106,000	—	4,106,000

Total Investments at Value	$172,128,851	$4,106,000	$—	$176,234,851

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.5%
Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	45,828	$5,486,528

Agricultural Chemicals - 1.1%

Monsanto Co.	38,219	4,479,267

Apparel Manufacturers - 1.4%

VF Corp.#	92,005	5,784,354

Applications Software - 3.0%

Microsoft Corp.	166,670	12,461,916

Athletic Footwear - 2.6%

NIKE, Inc., Class B	202,583	10,698,408

Beverages-Non-alcoholic - 1.4%

PepsiCo, Inc.	50,832	5,882,787

Beverages-Wine/Spirits - 1.0%

Pernod Ricard SA	31,693	4,333,640

Brewery - 0.8%

Ambev SA ADR	543,911	3,404,883

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	134,661	5,468,583

Chemicals-Diversified - 1.8%

LyondellBasell Industries NV, Class A	15,444	1,399,072
PPG Industries, Inc.	59,097	6,164,999

		7,564,071

Coatings/Paint - 1.5%

Sherwin-Williams Co.	18,364	6,230,354

Commercial Services - 2.5%

Ecolab, Inc.	77,451	10,324,218

Commercial Services-Finance - 3.4%

Equifax, Inc.#	48,584	6,921,762
Moody’s Corp.	55,330	7,415,880

		14,337,642

Computer Services - 6.6%

Accenture PLC, Class A	138,948	18,168,840
Cognizant Technology Solutions Corp., Class A	133,018	9,413,684

		27,582,524

Computers - 2.9%

Apple, Inc.	72,258	11,850,312

Consulting Services - 2.2%

Verisk Analytics, Inc.†	110,443	8,951,405

Cosmetics & Toiletries - 7.5%

Colgate-Palmolive Co.	149,700	10,724,508
Coty, Inc., Class A#	298,269	4,945,300
Estee Lauder Cos., Inc., Class A	111,510	11,930,455
L’Oreal SA	16,753	3,541,666

		31,141,929

Data Processing/Management - 3.4%

Fidelity National Information Services, Inc.	95,558	8,879,249
Fiserv, Inc.†	43,318	5,358,870

		14,238,119

Dental Supplies & Equipment - 0.3%

DENTSPLY SIRONA, Inc.	24,154	1,366,392

Diagnostic Equipment - 6.1%

Abbott Laboratories	137,554	7,007,001
Danaher Corp.	71,228	5,941,840
Thermo Fisher Scientific, Inc.	67,243	12,583,855

		25,532,696

Diversified Manufacturing Operations - 0.8%

Colfax Corp.†	78,196	3,118,457

Electronic Components-Semiconductors - 2.5%

Texas Instruments, Inc.	124,268	10,291,876

Electronic Connectors - 1.6%

Amphenol Corp., Class A	84,126	6,809,159

Electronic Measurement Instruments - 0.7%

Fortive Corp.	45,201	2,936,709

Entertainment Software - 1.8%

Electronic Arts, Inc.†	61,978	7,530,327

Finance-Credit Card - 4.7%

MasterCard, Inc., Class A	53,700	7,158,210
Visa, Inc., Class A#	118,404	12,257,182

		19,415,392

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	84,291	3,363,211

Finance-Other Services - 0.6%

CME Group, Inc.	18,800	2,365,040

Food-Catering - 0.9%

Compass Group PLC	184,177	3,932,182

Gambling (Non-Hotel) - 0.8%

Paddy Power Betfair PLC	35,701	3,148,280

Instruments-Controls - 1.2%

Mettler-Toledo International, Inc.†	8,554	5,175,940

Instruments-Scientific - 1.2%

Waters Corp.†	25,999	4,770,297

Insurance Brokers - 2.2%

Aon PLC	64,732	9,008,105

Medical Products - 1.5%

Cooper Cos., Inc.	13,806	3,462,959
Zimmer Biomet Holdings, Inc.	23,497	2,685,002

		6,147,961

Medical-Drugs - 3.8%

Eli Lilly & Co.	51,464	4,183,509
Roche Holding AG	21,927	5,588,789
Zoetis, Inc.	96,729	6,064,908

		15,837,206

Multimedia - 1.8%

Twenty-First Century Fox, Inc., Class A	213,323	5,885,581
Walt Disney Co.	16,194	1,638,833

		7,524,414

Oil-Field Services - 0.8%

Schlumberger, Ltd.	51,107	3,245,806

Pharmacy Services - 0.6%

Express Scripts Holding Co.†	42,467	2,667,777

Private Equity - 1.9%

Blackstone Group LP	239,364	7,834,384

Retail-Auto Parts - 0.7%

AutoZone, Inc.†	5,700	3,012,108

Retail-Drug Store - 1.1%

CVS Health Corp.	61,308	4,741,561

Retail-Major Department Stores - 1.6%

TJX Cos., Inc.	91,478	6,613,859

Retail-Restaurants - 2.5%

Starbucks Corp.	190,980	10,477,163

Semiconductor Components-Integrated Circuits - 1.2%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	137,814	5,094,984

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	59,058	2,962,940

Textile-Apparel - 1.6%

LVMH Moet Hennessy Louis Vuitton SE	25,294	6,639,592

Transport-Rail - 1.4%

Union Pacific Corp.	56,208	5,918,702

Web Portals/ISP - 6.4%

Alphabet, Inc., Class A†	27,897	26,648,330

Total Long-Term Investment Securities (cost $324,354,399)		414,351,790

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	2,054,025	2,054,025

U.S. Government Agencies - 0.5%

Federal Home Loan Bank Disc. Notes 0.51% due 09/01/2017	$913,000	913,000
Federal Home Loan Bank Disc. Notes 0.91% due 09/01/2017	1,346,000	1,346,000

		2,259,000

Total Short-Term Investment Securities (cost $4,313,025)		4,313,025

TOTAL INVESTMENTS (cost $328,667,424)	100.5%	418,664,815
Liabilities in excess of other assets	(0.5)	(2,035,115)

NET ASSETS	100.0%	$416,629,700

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $22,800,958. This was secured by collateral of $2,054,025, which was received in cash and subsequently invested in short-term investments currently valued at $2,054,025 as reported in the Portfolio of Investments. Additional collateral of $21,218,315 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$267,825
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	220,071
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	459,770
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	466,425
United States Treasury Notes/Bonds	zero coupon to 6.13%	09/30/2017 to 08/15/2046	19,804,224

(2)	The rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$387,167,640	$27,184,150	**	$—	$414,351,790
Short -Term Investment Securities:
Registered Investment Companies	2,054,025	—		—	2,054,025
U.S.Government Agencies	—	2,259,000		—	2,259,000

Total Investments at Value	$389,221,665	$29,443,150		$—	$418,664,815

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $23,251,968 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.5%
Aerospace/Defense - 0.5%

Esterline Technologies Corp.†#	57,820	$4,937,828
Teledyne Technologies, Inc.†#	68,526	10,283,012

		15,220,840

Aerospace/Defense-Equipment - 0.8%

Curtiss-Wright Corp.	85,924	8,319,162
KLX, Inc.†#	100,444	4,815,285
Orbital ATK, Inc.	112,077	12,505,552

		25,639,999

Airlines - 0.4%

JetBlue Airways Corp.†#	647,983	12,836,543

Apparel Manufacturers - 0.2%

Carter’s, Inc.	93,972	8,148,312

Applications Software - 0.9%

CDK Global, Inc.	281,962	18,186,549
PTC, Inc.†#	224,340	12,563,040

		30,749,589

Auction Houses/Art Dealers - 0.1%

Sotheby’s†#	88,988	3,992,892

Auto/Truck Parts & Equipment-Original - 0.2%

Dana, Inc.#	280,728	6,757,123

Banks-Commercial - 7.2%

Associated Banc-Corp.#	295,800	6,478,020
BancorpSouth, Inc.	161,420	4,689,251
Bank of Hawaii Corp.#	82,947	6,480,649
Bank of the Ozarks, Inc.#	235,817	10,130,698
Cathay General Bancorp, Class B	145,733	5,140,003
Chemical Financial Corp.#	138,116	6,271,848
Commerce Bancshares, Inc.#	169,711	9,332,408
Cullen/Frost Bankers, Inc.#	110,528	9,306,458
East West Bancorp, Inc.	280,583	15,535,881
First Horizon National Corp.#	453,998	7,813,306
FNB Corp.#	627,449	7,962,328
Fulton Financial Corp.#	339,487	5,924,048
Hancock Holding Co.	164,133	7,213,645
Home BancShares, Inc.#	245,107	5,713,444
International Bancshares Corp.	112,882	4,058,108
MB Financial, Inc.#	138,381	5,503,412
PacWest Bancorp	232,783	10,510,152
Pinnacle Financial Partners, Inc.	137,970	8,581,734
Prosperity Bancshares, Inc.#	134,945	8,062,964
Signature Bank†	104,250	13,379,445
SVB Financial Group†#	101,943	17,263,028
Synovus Financial Corp.	237,500	10,003,500
TCF Financial Corp.	332,525	5,164,113
Texas Capital Bancshares, Inc.†#	96,253	7,146,785
Trustmark Corp.#	131,527	3,895,830
UMB Financial Corp.	85,192	5,718,087
Umpqua Holdings Corp.#	428,017	7,490,297
United Bankshares, Inc.	203,609	6,831,082
Valley National Bancorp#	512,366	5,733,376
Webster Financial Corp.#	179,059	8,358,474
Wintrust Financial Corp.#	108,088	7,869,887

		243,562,261

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.#	120,078	5,301,444
EnerSys	84,510	5,417,091

		10,718,535

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	17,952	2,674,848

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.†	281,094	7,162,275

Building Products-Air & Heating - 0.4%

Lennox International, Inc.#	74,584	12,360,806

Building Products-Cement - 0.3%

Eagle Materials, Inc.#	94,259	9,166,688

Building Products-Light Fixtures - 0.1%

Cree, Inc.†#	188,930	4,596,667

Building-Heavy Construction - 0.3%

Dycom Industries, Inc.†#	60,354	4,869,360
Granite Construction, Inc.#	77,325	4,270,660

		9,140,020

Building-Maintenance & Services - 0.2%

Rollins, Inc.#	186,281	8,272,739

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.#	92,929	10,095,807

Building-Residential/Commercial - 1.3%

CalAtlantic Group, Inc.#	149,493	5,194,882
KB Home#	161,369	3,453,296
NVR, Inc.†#	6,769	18,417,434
Toll Brothers, Inc.#	287,350	11,195,156
TRI Pointe Group, Inc.†#	308,883	3,935,169

		42,195,937

Cable/Satellite TV - 0.2%

Cable One, Inc.	9,109	6,911,363

Chemicals-Diversified - 0.3%

Olin Corp.	322,172	10,383,604

Chemicals-Plastics - 0.2%

PolyOne Corp.#	158,767	5,737,839

Chemicals-Specialty - 2.0%

Ashland Global Holdings, Inc.	120,848	7,498,618
Cabot Corp.	121,324	6,391,348
Chemours Co.	358,223	17,578,003
Minerals Technologies, Inc.	68,136	4,360,704
NewMarket Corp.	17,954	7,513,929
Sensient Technologies Corp.	85,949	6,201,220
Valvoline, Inc.	397,132	8,454,940
Versum Materials, Inc.	211,043	7,793,818

		65,792,580

Coal - 0.2%

CONSOL Energy, Inc.†#	343,995	5,005,127

Coatings/Paint - 0.4%

RPM International, Inc.	259,413	12,703,455

Commercial Services - 0.5%

CoreLogic, Inc.†	164,372	7,720,553
Live Nation Entertainment, Inc.†#	259,380	10,364,825

		18,085,378

Commercial Services-Finance - 0.9%

MarketAxess Holdings, Inc.#	72,991	14,083,613
Sabre Corp.#	399,632	7,369,214
WEX, Inc.†#	74,964	8,181,571

		29,634,398

Computer Aided Design - 0.6%

Cadence Design Systems, Inc.†	542,975	21,333,488

Computer Data Security - 0.3%

Fortinet, Inc.†#	290,123	11,082,699

Computer Services - 1.5%

Convergys Corp.#	182,791	4,295,588
DST Systems, Inc.#	119,944	6,156,726
Leidos Holdings, Inc.	278,638	16,250,168
MAXIMUS, Inc.	125,882	7,651,108
Science Applications International Corp.#	84,876	6,270,639
Teradata Corp.†#	254,180	8,113,426

		48,737,655

Computer Software - 0.4%

Blackbaud, Inc.#	93,286	7,874,271
j2 Global, Inc.#	93,589	7,045,380

		14,919,651

Computers-Integrated Systems - 0.6%

Diebold Nixdorf, Inc.#	146,574	2,997,439
NCR Corp.†#	235,366	8,597,920
NetScout Systems, Inc.†	178,119	5,833,397
VeriFone Systems, Inc.†#	216,752	4,285,187

		21,713,943

Computers-Memory Devices - 0.3%

Brocade Communications Systems, Inc.	796,291	9,858,083

Computers-Other - 0.1%

3D Systems Corp.†#	209,966	2,637,173

Consumer Products-Misc. - 0.1%

Helen of Troy, Ltd.†#	52,538	4,744,181

Containers-Metal/Glass - 0.5%

Greif, Inc., Class A#	50,134	3,030,600
Owens-Illinois, Inc.†#	315,954	7,785,107
Silgan Holdings, Inc.	145,634	4,382,127

		15,197,834

Containers-Paper/Plastic - 0.5%

Bemis Co., Inc.#	178,566	7,608,697
Sonoco Products Co.#	193,000	9,314,180

		16,922,877

Cosmetics & Toiletries - 0.3%

Avon Products, Inc.†#	854,169	2,126,881
Edgewell Personal Care Co.†	111,510	8,468,069

		10,594,950

Data Processing/Management - 1.7%

Acxiom Corp.†#	152,460	3,550,794
Broadridge Financial Solutions, Inc.#	228,332	17,839,579
CommVault Systems, Inc.†#	81,176	4,955,795
Dun & Bradstreet Corp.#	71,653	7,985,010
Fair Isaac Corp.#	60,133	8,464,321
Jack Henry & Associates, Inc.#	150,797	15,542,647

		58,338,146

Decision Support Software - 0.6%

MSCI, Inc.	175,835	20,152,449

Disposable Medical Products - 0.4%

STERIS PLC#	164,937	14,375,909

Distribution/Wholesale - 0.5%

Pool Corp.#	80,302	8,005,306
Watsco, Inc.#	59,030	8,698,661

		16,703,967

Diversified Manufacturing Operations - 1.0%

Carlisle Cos., Inc.	125,449	11,878,766
Crane Co.	98,226	7,291,316
ITT, Inc.#	172,182	6,949,265
Trinity Industries, Inc.#	295,515	8,522,653

		34,642,000

Drug Delivery Systems - 0.3%

Catalent, Inc.†#	242,668	10,019,762

E-Commerce/Services - 0.1%

Cars.com, Inc.†#	138,990	3,594,281

Electric Products-Misc. - 0.2%

Littelfuse, Inc.#	44,069	8,203,885

Electric-Integrated - 2.6%

Black Hills Corp.#	103,821	7,306,922
Great Plains Energy, Inc.	418,697	12,849,811
Hawaiian Electric Industries, Inc.#	211,189	7,057,936
IDACORP, Inc.	97,858	8,707,405
MDU Resources Group, Inc.#	379,273	10,255,542
NorthWestern Corp.	94,078	5,674,785
OGE Energy Corp.	387,818	13,852,859
PNM Resources, Inc.#	154,685	6,558,644
Westar Energy, Inc.	275,846	14,153,658

		86,417,562

Electronic Components-Misc. - 0.8%

Gentex Corp.#	557,868	10,192,248
Jabil, Inc.#	354,001	11,097,931
Knowles Corp.†#	173,268	2,541,842
Vishay Intertechnology, Inc.#	260,315	4,607,576

		28,439,597

Electronic Components-Semiconductors - 1.2%

IPG Photonics Corp.†	72,974	12,828,099
Microsemi Corp.†	224,250	11,297,715
Monolithic Power Systems, Inc.#	73,724	7,469,716
Silicon Laboratories, Inc.†#	82,238	6,241,864
Synaptics, Inc.†#	66,619	2,769,352

		40,606,746

Electronic Measurement Instruments - 1.3%

Keysight Technologies, Inc.†	358,681	14,655,706
National Instruments Corp.#	206,367	8,335,163
Trimble, Inc.†#	491,117	18,996,405

		41,987,274

Electronic Parts Distribution - 1.1%

Arrow Electronics, Inc.†#	172,530	13,704,058
Avnet, Inc.	242,734	9,362,250
SYNNEX Corp.#	56,585	6,768,132
Tech Data Corp.†#	67,372	7,430,458

		37,264,898

Energy-Alternate Sources - 0.2%

First Solar, Inc.†	151,896	7,133,036

Engineering/R&D Services - 0.7%

AECOM†#	302,430	10,131,405
EMCOR Group, Inc.	115,028	7,596,449
KBR, Inc.#	278,000	4,523,060

		22,250,914

Enterprise Software/Service - 0.9%

Manhattan Associates, Inc.†#	134,858	5,670,779
Tyler Technologies, Inc.†#	65,533	11,324,103
Ultimate Software Group, Inc.†#	57,707	11,593,336

		28,588,218

Entertainment Software - 0.6%

Take-Two Interactive Software, Inc.†#	201,648	19,719,158

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.#	61,153	4,455,608

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.#	256,541	12,121,562

Finance-Consumer Loans - 0.3%

SLM Corp.†#	837,063	8,512,931

Finance-Investment Banker/Broker - 0.2%

Stifel Financial Corp.#	132,927	6,347,264

Finance-Other Services - 0.5%

SEI Investments Co.	258,896	15,135,060

Food-Baking - 0.2%

Flowers Foods, Inc.#	357,561	6,210,835

Food-Canned - 0.2%

TreeHouse Foods, Inc.†#	110,575	7,407,419

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	34,464	1,287,230

Food-Dairy Products - 0.1%

Dean Foods Co.	176,490	1,941,390

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†#	128,688	10,955,209

Food-Misc./Diversified - 1.4%

Hain Celestial Group, Inc.†#	200,892	8,079,876
Ingredion, Inc.	139,202	17,235,992
Lamb Weston Holdings, Inc.	269,478	12,255,860
Lancaster Colony Corp.	37,838	4,406,992
Snyder’s-Lance, Inc.#	167,016	5,932,408

		47,911,128

Food-Retail - 0.2%

Sprouts Farmers Market, Inc.†	250,984	5,004,621

Food-Wholesale/Distribution - 0.1%

United Natural Foods, Inc.†#	98,250	3,414,188

Footwear & Related Apparel - 0.3%

Deckers Outdoor Corp.†#	62,123	3,969,660
Skechers U.S.A., Inc., Class A†	259,812	6,866,831

		10,836,491

Funeral Services & Related Items - 0.4%

Service Corp. International#	365,072	12,901,644

Garden Products - 0.6%

Scotts Miracle-Gro Co., Class A#	85,608	8,183,269
Toro Co.	208,920	12,886,185

		21,069,454

Gas-Distribution - 2.5%

Atmos Energy Corp.#	204,466	18,001,187
National Fuel Gas Co.#	165,877	9,617,548
New Jersey Resources Corp.#	167,861	7,327,133
ONE Gas, Inc.#	101,850	7,663,194
Southwest Gas Holdings, Inc.	92,358	7,344,308
UGI Corp.	336,199	16,611,593
Vectren Corp.#	161,094	10,569,377
WGL Holdings, Inc.	99,465	8,380,921

		85,515,261

Gold Mining - 0.4%

Royal Gold, Inc.#	126,886	11,835,926

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	101,099	5,468,445

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†#	91,059	5,636,552

Housewares - 0.2%

Tupperware Brands Corp.	98,506	5,700,542

Human Resources - 0.4%

ManpowerGroup, Inc.#	130,265	14,525,850

Industrial Automated/Robotic - 0.9%

Cognex Corp.#	168,263	18,335,619
Nordson Corp.#	104,092	11,377,256

		29,712,875

Instruments-Controls - 0.2%

Woodward, Inc.#	107,091	7,518,859

Insurance Brokers - 0.3%

Brown & Brown, Inc.	223,366	10,042,535

Insurance-Life/Health - 0.4%

CNO Financial Group, Inc.	332,682	7,435,443
Primerica, Inc.	88,363	6,764,187

		14,199,630

Insurance-Multi-line - 0.9%

American Financial Group, Inc.	142,958	14,554,554
Genworth Financial, Inc., Class A†	968,941	3,323,468
Kemper Corp.	94,629	4,532,729

Old Republic International Corp.#	476,045	9,087,699

		31,498,450

Insurance-Property/Casualty - 1.6%

Alleghany Corp.†#	29,982	16,872,970
First American Financial Corp.#	214,160	10,506,690
Hanover Insurance Group, Inc.	82,869	8,136,078
Mercury General Corp.#	70,892	4,074,163
WR Berkley Corp.#	188,336	12,550,711

		52,140,612

Insurance-Reinsurance - 1.0%

Aspen Insurance Holdings, Ltd.	116,495	5,265,574
Reinsurance Group of America, Inc.	125,047	16,812,569
RenaissanceRe Holdings, Ltd.#	78,886	10,977,776

		33,055,919

Internet Content-Information/News - 0.1%

WebMD Health Corp.†#	73,274	4,868,325

Investment Management/Advisor Services - 1.0%

Eaton Vance Corp.#	223,291	10,624,186
Federated Investors, Inc., Class B#	180,165	4,920,306
Janus Henderson Group PLC#	350,277	12,105,573
Legg Mason, Inc.#	165,681	6,327,357

		33,977,422

Lasers-System/Components - 0.3%

Coherent, Inc.†#	47,821	11,157,596

Machine Tools & Related Products - 0.5%

Kennametal, Inc.#	156,433	5,475,155
Lincoln Electric Holdings, Inc.	120,107	10,430,092

		15,905,247

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	145,249	10,835,575
Terex Corp.#	173,612	6,692,743

		17,528,318

Machinery-Electrical - 0.2%

Regal Beloit Corp.#	87,018	6,561,157

Machinery-Farming - 0.3%

AGCO Corp.	129,601	8,871,188

Machinery-General Industrial - 1.2%

IDEX Corp.	148,187	17,423,828
Wabtec Corp.#	167,718	11,835,859
Zebra Technologies Corp., Class A†	102,466	10,563,220

		39,822,907

Machinery-Pumps - 0.4%

Graco, Inc.#	107,880	12,461,219

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†#	352,399	4,630,523
Medidata Solutions, Inc.†#	107,666	8,070,643

		12,701,166

Medical Instruments - 1.3%

Bio-Techne Corp.#	72,499	8,973,926
Halyard Health, Inc.†#	90,631	4,104,678
LivaNova PLC†	84,204	5,269,487
NuVasive, Inc.†#	98,386	6,147,157
Teleflex, Inc.#	87,352	18,496,786

		42,992,034

Medical Products - 1.1%

ABIOMED, Inc.†#	79,138	11,934,010
Globus Medical, Inc., Class A†#	140,216	4,238,730
Hill-Rom Holdings, Inc.	116,223	8,944,522
West Pharmaceutical Services, Inc.	142,839	12,432,707

		37,549,969

Medical-Biomedical/Gene - 1.3%

Bio-Rad Laboratories, Inc., Class A†#	40,425	8,805,373
Bioverativ, Inc.†#	210,043	11,907,338
Charles River Laboratories International, Inc.†	92,513	10,065,414
United Therapeutics Corp.†#	87,507	11,445,916

		42,224,041

Medical-Drugs - 0.7%

Akorn, Inc.†	169,317	5,570,529
Endo International PLC†#	385,617	3,389,574
Mallinckrodt PLC†#	192,928	7,925,482
Prestige Brands Holdings, Inc.†#	102,837	5,214,864

		22,100,449

Medical-HMO - 0.6%

Molina Healthcare, Inc.†#	83,025	5,313,600
WellCare Health Plans, Inc.†	86,404	15,093,051

		20,406,651

Medical-Hospitals - 0.4%

Acadia Healthcare Co., Inc.†#	148,388	6,965,333
LifePoint Health, Inc.†#	78,389	4,542,642
Tenet Healthcare Corp.†#	156,181	2,681,628

		14,189,603

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.#	118,852	3,320,725

Metal Processors & Fabrication - 0.2%

Timken Co.#	136,314	6,113,683

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.#	85,330	4,263,087

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.#	121,235	10,136,458

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A#	96,457	5,867,479

Multimedia - 0.4%

FactSet Research Systems, Inc.#	76,626	12,044,075

Networking Products - 0.4%

LogMeIn, Inc.#	102,307	11,703,921

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	362,178	4,653,987

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	116,100	3,906,765

HNI Corp.	85,627	3,138,230

		7,044,995

Oil & Gas Drilling - 0.6%

Diamond Offshore Drilling, Inc.†#	125,248	1,422,817
Ensco PLC, Class A#	589,577	2,505,702
Nabors Industries, Ltd.#	555,015	3,635,348
Patterson-UTI Energy, Inc.	321,084	5,127,712
Rowan Cos. PLC, Class A†#	244,880	2,387,580
Transocean, Ltd.†#	759,396	6,196,672

		21,275,831

Oil Companies-Exploration & Production - 1.1%

Energen Corp.†#	188,499	9,666,229
Gulfport Energy Corp.†	308,903	3,870,555
Matador Resources Co.†#	180,942	4,266,612
QEP Resources, Inc.†	467,050	3,526,227
SM Energy Co.#	190,132	2,540,163
Southwestern Energy Co.†	982,382	5,353,982
WPX Energy, Inc.†#	772,129	7,713,569

		36,937,337

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.#	314,973	7,137,288

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†#	73,472	2,758,874

Oil Refining & Marketing - 0.6%

HollyFrontier Corp.#	344,415	10,783,634
Murphy USA, Inc.†#	67,133	4,327,393
PBF Energy, Inc., Class A#	213,010	5,044,077

		20,155,104

Oil-Field Services - 0.6%

Core Laboratories NV#	85,660	7,553,499
NOW, Inc.†#	209,087	2,437,954
Oceaneering International, Inc.#	190,817	4,302,923
Oil States International, Inc.†#	100,283	2,181,155
Superior Energy Services, Inc.†#	296,794	2,445,583

		18,921,114

Paper & Related Products - 0.2%

Domtar Corp.	121,546	4,915,320

Patient Monitoring Equipment - 0.2%

Masimo Corp.†	88,395	7,458,770

Physical Therapy/Rehabilitation Centers - 0.3%

HealthSouth Corp.	191,740	8,772,105

Physicians Practice Management - 0.2%

MEDNAX, Inc.†#	180,634	8,101,435

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc.	99,406	11,212,003

Printing-Commercial - 0.2%

Deluxe Corp.	94,187	6,531,868

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A#	86,971	4,692,085

Publishing-Newspapers - 0.1%

New York Times Co., Class A#	237,232	4,424,377

Publishing-Periodicals - 0.1%

Meredith Corp.#	71,228	3,871,242

Quarrying - 0.1%

Compass Minerals International, Inc.#	65,683	4,387,624

Racetracks - 0.2%

Churchill Downs, Inc.#	25,134	4,911,184
International Speedway Corp., Class A	49,027	1,747,812

		6,658,996

Real Estate Investment Trusts - 8.7%

American Campus Communities, Inc.#	260,367	12,390,866
Camden Property Trust	170,198	15,229,317
CoreCivic, Inc.	229,443	6,149,072
CoreSite Realty Corp.#	66,400	7,885,664
Corporate Office Properties Trust#	193,095	6,441,649
Cousins Properties, Inc.	813,483	7,606,066
CyrusOne, Inc.#	151,621	9,556,672
DCT Industrial Trust, Inc.	178,513	10,416,234
Douglas Emmett, Inc.	300,483	11,706,818
Education Realty Trust, Inc.#	142,117	5,491,401
EPR Properties	124,414	8,666,679
First Industrial Realty Trust, Inc.#	227,740	7,055,385
GEO Group, Inc.#	241,643	6,679,013
Healthcare Realty Trust, Inc.	240,202	7,993,923
Highwoods Properties, Inc.	198,119	10,347,755
Hospitality Properties Trust	319,003	8,727,922
JBG SMITH Properties†	167,258	5,474,354
Kilroy Realty Corp.	190,862	13,213,376
Lamar Advertising Co., Class A#	162,137	10,791,839
LaSalle Hotel Properties#	219,867	6,239,825
Liberty Property Trust	285,881	12,178,531
Life Storage, Inc.#	90,294	6,644,735
Mack-Cali Realty Corp.	174,476	3,993,756
Medical Properties Trust, Inc.#	706,864	9,302,330
National Retail Properties, Inc.	289,623	12,114,930
Omega Healthcare Investors, Inc.#	382,196	12,180,587
Potlatch Corp.	78,861	3,769,556
Quality Care Properties, Inc.†	181,764	2,493,802
Rayonier, Inc.	250,179	7,257,693
Sabra Health Care REIT, Inc.#	204,709	4,472,898
Senior Housing Properties Trust	461,302	9,096,875
Tanger Factory Outlet Centers, Inc.#	187,314	4,383,148
Taubman Centers, Inc.	117,864	6,157,215
Uniti Group, Inc.#	306,642	5,905,925
Urban Edge Properties#	203,343	5,114,076
Washington Prime Group, Inc.#	359,922	3,005,349
Weingarten Realty Investors#	229,381	7,349,367

		293,484,603

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.#	87,946	10,721,497

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.#	89,717	3,893,718

Recreational Vehicles - 0.6%

Brunswick Corp.	173,431	9,101,659
Polaris Industries, Inc.#	113,767	10,606,497

		19,708,156

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	122,125	5,406,474
Avis Budget Group, Inc.†#	163,581	5,926,539

		11,333,013

Research & Development - 0.4%

INC Research Holdings, Inc., Class A†#	105,068	6,167,492
PAREXEL International Corp.†	98,578	8,664,020

		14,831,512

Retail-Apparel/Shoe - 0.2%

American Eagle Outfitters, Inc.#	323,058	3,860,543
Urban Outfitters, Inc.†#	171,632	3,508,158

		7,368,701

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†	205,422	4,611,724

Retail-Automobile - 0.6%

AutoNation, Inc.†#	127,820	5,799,193
Copart, Inc.†#	398,092	13,013,628

		18,812,821

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.#	281,884	7,777,180

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A#	87,557	6,030,926

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A#	196,651	3,638,044

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.#	76,086	8,020,986

Retail-Discount - 0.2%

Big Lots, Inc.#	86,973	4,139,915
HSN, Inc.	62,043	2,276,978

		6,416,893

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.#	154,786	7,120,156

Retail-Misc./Diversified - 0.2%

Sally Beauty Holdings, Inc.†#	266,896	4,961,597

Retail-Office Supplies - 0.1%

Office Depot, Inc.#	1,003,297	4,304,144

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	134,116	4,632,367

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	42,051	2,556,701

Retail-Restaurants - 1.9%

Brinker International, Inc.	95,022	2,966,587
Buffalo Wild Wings, Inc.†#	31,343	3,220,493
Cheesecake Factory, Inc.#	86,624	3,588,832
Cracker Barrel Old Country Store, Inc.#	46,691	6,941,084
Domino’s Pizza, Inc.#	93,391	17,021,444
Dunkin’ Brands Group, Inc.#	178,968	9,227,590
Jack in the Box, Inc.#	57,127	5,348,230
Papa John’s International, Inc.#	51,407	3,844,730
Texas Roadhouse, Inc.#	125,334	5,947,098
Wendy’s Co.#	371,800	5,547,256

		63,653,344

Retail-Sporting Goods - 0.3%

Cabela’s, Inc.†#	100,369	5,389,815
Dick’s Sporting Goods, Inc.#	170,446	4,492,957

		9,882,772

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	102,794	3,453,878

Savings & Loans/Thrifts - 0.5%

New York Community Bancorp, Inc.#	949,726	11,444,198
Washington Federal, Inc.	173,687	5,427,719

		16,871,917

Schools - 0.3%

Adtalem Global Education, Inc.#	110,672	3,784,982
Graham Holdings Co., Class B	9,034	5,304,765

		9,089,747

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	125,088	7,252,602
Cypress Semiconductor Corp.#	639,757	8,758,273
Integrated Device Technology, Inc.†#	258,264	6,381,704

		22,392,579

Semiconductor Equipment - 0.4%

Teradyne, Inc.	386,356	13,758,137

Shipbuilding - 0.6%

Huntington Ingalls Industries, Inc.	89,369	19,121,391

Steel Pipe & Tube - 0.2%
Valmont Industries, Inc.	43,859	6,295,959

Steel-Producers - 1.3%

Carpenter Technology Corp.#	90,769	3,678,868
Commercial Metals Co.#	224,839	4,247,209
Reliance Steel & Aluminum Co.	141,534	10,249,892
Steel Dynamics, Inc.#	469,542	16,175,722
United States Steel Corp.#	339,184	9,025,686

		43,377,377

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	211,328	4,401,962

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†#	275,308	5,949,406

Telecommunication Equipment - 0.4%

ARRIS International PLC†	364,666	10,159,595
Plantronics, Inc.	64,933	2,768,094

		12,927,689

Telephone-Integrated - 0.2%

Frontier Communications Corp.#	151,871	2,045,702

Telephone & Data Systems, Inc.	182,155	5,338,963

		7,384,665

Television - 0.3%

AMC Networks, Inc., Class A†#	101,139	6,147,228
TEGNA, Inc.#	416,971	5,262,174

		11,409,402

Theaters - 0.2%

Cinemark Holdings, Inc.#	205,740	6,849,085

Transactional Software - 0.2%

ACI Worldwide, Inc.†#	229,233	5,217,343

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	75,931	4,599,900

Transport-Marine - 0.2%

Kirby Corp.†#	104,878	6,565,363

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†#	119,477	8,191,343

Transport-Services - 0.2%

Ryder System, Inc.#	104,012	8,071,331

Transport-Truck - 0.9%

Knight Transportation, Inc.#	129,624	5,061,817
Landstar System, Inc.	81,417	7,600,277
Old Dominion Freight Line, Inc.	134,484	13,434,952
Werner Enterprises, Inc.#	86,954	2,878,177

		28,975,223

Veterinary Diagnostics - 0.4%

VCA, Inc.†	157,820	14,670,947

Water - 0.3%

Aqua America, Inc.#	344,897	11,519,560

Wire & Cable Products - 0.2%

Belden, Inc.#	82,091	6,326,753

Wireless Equipment - 0.3%

InterDigital, Inc.	67,351	4,805,494
ViaSat, Inc.†#	102,889	6,544,769

		11,350,263

Total Long-Term Investment Securities
(cost $2,337,846,839)		3,145,298,601

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Registered Investment Companies - 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	99,951,446	99,951,446

U.S. Government Treasuries - 5.7%

United States Treasury Bills 0.97% due 09/07/2017(3)	$11,500,000	11,498,291
0.97% due 09/21/2017	180,000,000	179,910,407

		191,408,698

Total Short-Term Investment Securities
(cost $291,353,087)		291,360,144

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $24,395,081 collateralized by $20,605,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $24,886,657 (cost $24,395,000)	24,395,000	24,395,000

TOTAL INVESTMENTS
(cost $2,653,594,926)	102.8%	3,461,053,745
Liabilities in excess of other assets	(2.8)	(95,646,557)

NET ASSETS	100.0%	$3,365,407,188

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $716,585,624. This was secured by collateral of $99,951,446, which was received in cash and subsequently invested in short-term investments currently valued at $99,951,446 as reported in the Portfolio of Investments. Additional collateral of $627,828,406 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$46,430,560
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	38,151,956
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	79,706,564
United States Treasury Bills	0.00%	09/07/2017 to 07/19/2018	22,880,723
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 05/15/2047	440,658,603

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,274	Long	S&P Mid Cap 400 E-Mini Index	September 2017	$225,126,398	$220,452,960	$(4,673,438)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,145,298,601	$—	$—	$3,145,298,601
Short-Term Investment Securities:
Registered Investment Companies	99,951,446	—	—	99,951,446
U.S. Government Treasuries	—	191,408,698	—	191,408,698
Repurchase Agreements	—	24,395,000	—	24,395,000

Total Investments at Value	$3,245,250,047	$215,803,698	$—	$3,461,053,745

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$4,673,438	$—	$—	$4,673,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Advertising Agencies - 0.5%

Omnicom Group, Inc.#	19,277	$1,395,269

Aerospace/Defense - 0.9%

Teledyne Technologies, Inc.†	15,319	2,298,769

Aerospace/Defense-Equipment - 1.1%

Harris Corp.	8,305	1,020,684
Orbital ATK, Inc.	16,505	1,841,628

		2,862,312

Airlines - 1.0%

Ryanair Holdings PLC ADR†#	22,368	2,543,242

Apparel Manufacturers - 2.0%

Carter’s, Inc.	10,862	941,844
Gildan Activewear, Inc.	89,486	2,800,912
Hanesbrands, Inc.#	63,515	1,540,874

		5,283,630

Applications Software - 1.4%

Dropbox, Inc., Class B†(1)(2)(3)	89,561	952,929
Intuit, Inc.	9,612	1,359,617
PTC, Inc.†	25,585	1,432,760

		3,745,306

Auction Houses/Art Dealers - 0.6%

Ritchie Bros. Auctioneers, Inc.#	55,904	1,662,585

Banks-Commercial - 1.6%

First Republic Bank	19,610	1,903,150
Signature Bank†	12,245	1,571,523
SVB Financial Group†	4,696	795,221

		4,269,894

Beverages-Non-alcoholic - 0.8%

Monster Beverage Corp.†	38,130	2,128,417

Building Products-Cement - 0.8%

Vulcan Materials Co.	18,040	2,187,530

Chemicals-Specialty - 1.4%

Albemarle Corp.#	15,190	1,765,989
Chemours Co.	41,650	2,043,766

		3,809,755

Commercial Services - 2.4%

CoStar Group, Inc.†#	8,245	2,363,182
Edenred	47,685	1,290,628
ServiceMaster Global Holdings, Inc.†	57,621	2,715,101

		6,368,911

Commercial Services-Finance - 4.7%

Equifax, Inc.	16,978	2,418,856
Euronet Worldwide, Inc.†	6,998	687,693
Global Payments, Inc.	18,676	1,783,371
IHS Markit, Ltd.†	25,897	1,213,015
MarketAxess Holdings, Inc.	6,830	1,317,849
Vantiv, Inc., Class A†	29,833	2,108,895
WEX, Inc.†	26,397	2,880,969

		12,410,648

Computer Aided Design - 0.4%

Cadence Design Systems, Inc.†	23,983	942,292

Computer Services - 1.1%

Amdocs, Ltd.	44,061	2,854,712

Computer Software - 2.7%

Constellation Software, Inc.	5,300	2,947,034
Splunk, Inc.†#	21,520	1,443,777
SS&C Technologies Holdings, Inc.	68,447	2,649,583

		7,040,394

Computers-Memory Devices - 0.7%

NetApp, Inc.	49,265	1,904,585

Computers-Other - 0.4%

Lumentum Holdings, Inc.†#	20,090	1,142,117

Consulting Services - 1.5%

Gartner, Inc.†	9,912	1,195,288
Verisk Analytics, Inc.†	33,730	2,733,817

		3,929,105

Containers-Paper/Plastic - 1.5%

Berry Global Group, Inc.†	27,710	1,558,411
Sealed Air Corp.	53,527	2,375,528

		3,933,939

Cruise Lines - 1.0%

Norwegian Cruise Line Holdings, Ltd.†	29,080	1,729,097
Royal Caribbean Cruises, Ltd.	8,480	1,055,421

		2,784,518

Data Processing/Management - 2.6%

Broadridge Financial Solutions, Inc.	17,724	1,384,776
Fidelity National Information Services, Inc.	46,968	4,364,267
Jack Henry & Associates, Inc.	11,527	1,188,088

		6,937,131

Decision Support Software - 0.7%

MSCI, Inc.	15,608	1,788,833

Dental Supplies & Equipment - 0.5%

Align Technology, Inc.†	7,355	1,299,923

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†	8,305	1,290,846

Disposable Medical Products - 1.4%

ICU Medical, Inc.†	5,965	1,039,998
STERIS PLC#	30,309	2,641,732

		3,681,730

Diversified Manufacturing Operations - 1.2%

A.O. Smith Corp.	44,419	2,473,694
Carlisle Cos., Inc.	7,728	731,764

		3,205,458

Drug Delivery Systems - 1.8%

Catalent, Inc.†	43,637	1,801,771
DexCom, Inc.†#	38,034	2,837,717

		4,639,488

E-Commerce/Services - 1.1%

Expedia, Inc.	6,570	974,725
SurveyMonkey, Inc.†(1)(2)(3)	44,965	407,608
Trade Desk, Inc., Class A†	27,080	1,434,428

		2,816,761

Electric Products-Misc. - 1.0%

AMETEK, Inc.	43,406	2,745,429

Electronic Components-Misc. - 1.4%

Flex, Ltd.†	227,567	3,702,515

Electronic Components-Semiconductors - 4.9%

IPG Photonics Corp.†	6,745	1,185,703

MACOM Technology Solutions Holdings, Inc.†#	26,805	1,220,700
Microchip Technology, Inc.#	22,905	1,988,154
Monolithic Power Systems, Inc.	11,535	1,168,726
ON Semiconductor Corp.†	152,448	2,603,812
Skyworks Solutions, Inc.	20,810	2,192,542
Xilinx, Inc.#	41,345	2,731,251

		13,090,888

Electronic Connectors - 1.7%

Amphenol Corp., Class A	14,064	1,138,340
TE Connectivity, Ltd.	41,253	3,283,739

		4,422,079

Electronic Measurement Instruments - 1.1%

National Instruments Corp.	69,053	2,789,051

Enterprise Software/Service - 1.1%

Atlassian Corp. PLC, Class A†	52,788	1,879,253
Ultimate Software Group, Inc.†#	5,764	1,157,987

		3,037,240

Entertainment Software - 1.2%

Activision Blizzard, Inc.	46,618	3,056,276

Finance-Consumer Loans - 0.7%

Synchrony Financial	58,750	1,808,912

Finance-Investment Banker/Broker - 3.1%

E*TRADE Financial Corp.†	49,980	2,049,680
LPL Financial Holdings, Inc.	50,213	2,351,977
TD Ameritrade Holding Corp.	88,560	3,836,419

		8,238,076

Finance-Other Services - 0.6%

SEI Investments Co.	28,861	1,687,214

Food-Catering - 0.6%

Aramark	38,950	1,584,875

Food-Misc./Diversified - 1.2%

Blue Buffalo Pet Products, Inc.†#	79,455	2,046,761
Snyder’s-Lance, Inc.#	32,565	1,156,709

		3,203,470

Funeral Services & Related Items - 0.2%

Service Corp. International	13,740	485,572

Home Decoration Products - 0.7%

Newell Brands, Inc.	37,810	1,825,467

Industrial Automated/Robotic - 0.5%

Nordson Corp.	11,385	1,244,381

Instruments-Controls - 1.6%

Sensata Technologies Holding NV†#	92,679	4,139,044

Instruments-Scientific - 1.8%

PerkinElmer, Inc.	40,174	2,691,256
Waters Corp.†	11,685	2,143,964

		4,835,220

Insurance Brokers - 1.1%

Aon PLC	20,586	2,864,748

Insurance-Property/Casualty - 0.2%

Intact Financial Corp.	7,118	586,768

Internet Content-Entertainment - 0.3%

Snap, Inc., Class A†#	60,125	872,414

Internet Security - 0.7%

Symantec Corp.	61,650	1,848,267

Lasers-System/Components - 0.7%

Coherent, Inc.†	7,870	1,836,228

Machinery-General Industrial - 0.7%

Middleby Corp.†	8,741	1,063,780
Roper Technologies, Inc.	187	43,133
Wabtec Corp.#	9,683	683,329

		1,790,242

Medical Information Systems - 1.0%

athenahealth, Inc.†#	19,245	2,712,198

Medical Instruments - 3.4%

Boston Scientific Corp.†	119,848	3,301,813
Bruker Corp.	59,860	1,741,327
Edwards Lifesciences Corp.†	18,582	2,112,030
Teleflex, Inc.	8,556	1,811,733

		8,966,903

Medical Labs & Testing Services - 1.0%

Quintiles IMS Holdings, Inc.†#	27,259	2,617,682

Medical Products - 3.9%

ABIOMED, Inc.†	1,079	162,713
Cooper Cos., Inc.	6,736	1,689,591
Henry Schein, Inc.†	20,727	3,599,865
Hill-Rom Holdings, Inc.	22,520	1,733,139
Nevro Corp.†#	12,180	1,049,673
Varian Medical Systems, Inc.†#	20,789	2,208,831

		10,443,812

Medical-Biomedical/Gene - 1.7%

Celgene Corp.†	13,871	1,927,098
Exact Sciences Corp.†#	22,410	938,755
Incyte Corp.†	12,290	1,688,769

		4,554,622

Medical-Drugs - 1.3%

ACADIA Pharmaceuticals, Inc.†#	17,709	630,618
Alkermes PLC†#	14,808	751,950
Clovis Oncology, Inc.†#	11,655	886,596
DBV Technologies SA ADR†	12,077	533,320
TESARO, Inc.†#	4,816	621,938

		3,424,422

Metal Processors & Fabrication - 0.6%

Rexnord Corp.†	69,943	1,670,239

Motion Pictures & Services - 1.0%

Dolby Laboratories, Inc., Class A	55,146	2,782,667

Printing-Commercial - 0.8%

Cimpress NV†#	23,307	2,154,499

Real Estate Investment Trusts - 3.9%

Crown Castle International Corp.	29,475	3,196,269
DCT Industrial Trust, Inc.	18,245	1,064,596
Equinix, Inc.	6,023	2,821,233
Lamar Advertising Co., Class A#	50,380	3,353,293

		10,435,391

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	37,755	1,362,200

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	10,387	968,380

Resort/Theme Parks - 0.6%

Cedar Fair LP	21,925	1,521,157

Retail-Apparel/Shoe - 0.9%

Coach, Inc.	34,330	1,431,561
lululemon athletica, Inc.†	14,748	848,747

		2,280,308

Retail-Discount - 0.9%

Dollar Tree, Inc.†	30,660	2,441,762

Retail-Gardening Products - 0.4%

Tractor Supply Co.#	16,433	977,928

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	19,452	894,792

Retail-Petroleum Products - 0.4%

World Fuel Services Corp.	28,869	997,135

Retail-Restaurants - 0.9%

Dunkin’ Brands Group, Inc.	44,490	2,293,904

Semiconductor Equipment - 2.3%

KLA-Tencor Corp.	28,693	2,688,247
Lam Research Corp.	12,498	2,074,418
MKS Instruments, Inc.	17,750	1,461,713

		6,224,378

Telecommunication Equipment - 1.4%

NICE, Ltd., ADR#	46,665	3,650,136

Textile-Home Furnishings - 0.8%

Mohawk Industries, Inc.†	8,730	2,209,738

Therapeutics - 0.4%

Neurocrine Biosciences, Inc.†#	19,143	1,083,494

Transport-Rail - 0.3%

Canadian Pacific Railway, Ltd.	5,332	829,659

Transport-Services - 0.4%

Expeditors International of Washington, Inc.	18,770	1,052,997

Transport-Truck - 1.4%

Old Dominion Freight Line, Inc.	13,934	1,392,007
XPO Logistics, Inc.†	36,265	2,219,418

		3,611,425

Wire & Cable Products - 0.7%

Belden, Inc.	23,286	1,794,652

Total Common Stocks
(cost $206,500,196)		256,808,956

CONVERTIBLE PREFERRED SECURITIES - 1.8%
Applications Software - 0.0%

Dropbox, Inc., Series A †(1)(2)(3)	8,758	93,185

E-Commerce/Products - 0.5%

Flipkart, Ltd., Series D†(1)(2)(3)	13,407	1,181,338

E-Commerce/Services - 1.2%

Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,159,493

Wire & Cable Products - 0.1%

Belden, Inc. 6.75%	2,200	231,662

Total Convertible Preferred Securities
(cost $1,804,697)		4,665,678

Total Long-Term Investment Securities
(cost $208,304,893)		261,474,634

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Commercial Paper - 1.1%

Credit Agricole Corporate and Investment Bank 1.07% due 09/01/17	2,800,000	2,800,000

Registered Investment Companies - 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(4)(5)	4,861,396	4,861,396

Total Short-Term Investment Securities
(cost $7,661,396)		7,661,396

TOTAL INVESTMENTS
(cost $215,966,289)	101.7%	269,136,030
Liabilities in excess of other assets	(1.7)	(4,493,733)

NET ASSETS	100.0%	$264,642,297

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $5,794,553 representing 2.2% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2017, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.
Class B	5/1/2012	89,561	$810,680	$952,929	$10.64	0.36%
SurveyMonkey, Inc.	11/25/2014	44,965	739,674	407,608	9.07	0.15%

Convertible Preferred Securities
Airbnb, Inc.
Series D	4/16/2014	29,418	1,197,696	3,159,493	107.40	1.19%
Dropbox, Inc.
Series A	5/25/2012	8,758	79,351	93,185	10.64	0.04%
Flipkart, Ltd.
Series D	10/4/2013	13,407	307,650	1,181,338	88.11	0.45%

				$5,794,553		2.19%

(4)	At August 31, 2017, the Fund had loaned securities with a total value of $48,475,755. This was secured by collateral of $4,861,396, which was received in cash and subsequently invested in short-term investments currently valued at $4,861,396 as reported in the Portfolio of Investments. Additional collateral of $44,528,718 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$3,851,211
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	3,164,537
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	6,611,309
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	2,419,657
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	28,482,004

(5)	The rate shown is the 7-day yield as of August 31, 2017.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$2,792,377	$—		$952,929	$3,745,306
E-Commerce/Services	2,409,153	—		407,608	2,816,761
Other Industries	248,956,261	1,290,628	**	—	250,246,889
Convertible Preferred Securities:
Wire & Cable Products	231,662	—		—	231,662
Other Industries	—	—		4,434,016	4,434,016
Short-Term Investment Securities:
Commercial Paper	—	2,800,000		—	2,800,000
Registered Investment Companies	4,861,396	—		—	4,861,396

Total Investments at Value	$259,250,849	$4,090,628		$5,794,553	$269,136,030

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,319,682	$4,356,582
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	69,857	77,434
Change in unrealized depreciation(1)	(29,002)	—
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/2017	$1,360,537	$4,434,016

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$40,855	$77,434

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2017

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$952,929	Market Approach with Option Pricing Method (“OPM”)	Transaction Price*	$8.1500
			2017 Estimated Revenue Multiple*	5.0x - 7.7x (6.37x)
			2018 Estimated Revenue Multiple*	5.2x
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	1.92
			Risk-free rate	1.33%
	$407,608	Market Approach	Trailing Twelve Months Sales Multiple*	8.6x
			2017 Estimated Revenue Multiple*	5.8x
			2018 EBITIDA Multiple*	17.5x
			2018 Estimated Gross Profit Multiple*	7.0x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$1,181,338	Market Approach	Transaction Price*	$88.1100
	$3,159,493	Market Approach	Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.1x
			2020 Estimated Gross Profit Multiple*	6.3x
			Discount for Lack of Marketability	10.0%
	$93,185	Market Approach with Option Pricing Method (“OPM”)	Transaction Price*	$8.1500
			2017 Estimated Revenue Multiple*	5.0x - 7.7x (6.37x)
			2018 Estimated Revenue Multiple*	5.2x
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	1.92
			Risk-free rate	1.33%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS - 94.5%
Airlines - 0.3%

American Airlines Group, Inc.#	27,771	$1,242,475

Applications Software - 8.6%

Citrix Systems, Inc.†	8,522	666,506
Intuit, Inc.	14,445	2,043,245
Microsoft Corp.	435,271	32,545,213

		35,254,964

Auto-Cars/Light Trucks - 0.8%

Tesla, Inc.†#	9,261	3,295,990

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	19,805	1,313,666

Beverages-Non-alcoholic - 0.4%

Monster Beverage Corp.†	32,012	1,786,910

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	8,669	192,539
Discovery Communications, Inc., Class C†	12,645	265,671

		458,210

Cable/Satellite TV - 4.7%

Charter Communications, Inc., Class A†	15,083	6,011,179
Comcast Corp., Class A	266,868	10,837,510
DISH Network Corp., Class A†	12,825	734,744
Liberty Global PLC LiLAC, Class A†#	2,796	72,724
Liberty Global PLC LiLAC, Class C†	6,805	175,501
Liberty Global PLC, Class A†	13,371	454,614
Liberty Global PLC, Class C†	34,337	1,134,151

		19,420,423

Casino Hotels - 0.2%

Wynn Resorts, Ltd.#	5,771	802,111

Cellular Telecom - 0.9%

T-Mobile US, Inc.†	46,841	3,031,081
Vodafone Group PLC ADR#	24,541	712,425

		3,743,506

Commercial Services - 0.2%

Cintas Corp.#	5,938	801,689

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	25,224	2,685,599
PayPal Holdings, Inc.†	67,725	4,177,278

		6,862,877

Computer Aided Design - 0.3%

Autodesk, Inc.†	12,425	1,422,165

Computer Data Security - 0.3%

Check Point Software Technologies, Ltd.†	9,357	1,046,768

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A	33,207	2,350,059

Computer Software - 0.1%

Akamai Technologies, Inc.†	9,746	459,524

Computers - 11.8%

Apple, Inc.	293,948	48,207,472

Computers-Memory Devices - 0.5%

Seagate Technology PLC#	16,723	527,276
Western Digital Corp.	16,420	1,449,394

		1,976,670

Consulting Services - 0.2%

Verisk Analytics, Inc.†	9,322	755,548

Cruise Lines - 0.2%

Norwegian Cruise Line Holdings, Ltd.†	12,849	764,002

Data Processing/Management - 0.6%

Fiserv, Inc.†	11,974	1,481,303
Paychex, Inc.	20,254	1,155,086

		2,636,389

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	12,924	731,111

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	4,968	772,176

Distribution/Wholesale - 0.2%

Fastenal Co.#	16,308	695,862

E-Commerce/Products - 7.5%

Amazon.com, Inc.†	26,948	26,425,209
eBay, Inc.†	61,021	2,204,689
JD.com, Inc. ADR†	51,709	2,167,124

		30,797,022

E-Commerce/Services - 2.1%

Ctrip.com International, Ltd. ADR†#	25,123	1,292,578
Expedia, Inc.#	7,789	1,155,576
Liberty Ventures, Series A†	4,578	281,822
MercadoLibre, Inc.#	2,490	643,590
Priceline Group, Inc.†	2,771	5,132,114

		8,505,680

Electronic Components-Semiconductors - 7.5%

Broadcom, Ltd.	22,628	5,703,840
Intel Corp.	265,486	9,310,594
Microchip Technology, Inc.#	12,933	1,122,584
Micron Technology, Inc.†	62,372	1,994,033
NVIDIA Corp.	33,545	5,683,865
Skyworks Solutions, Inc.	10,403	1,096,060
Texas Instruments, Inc.	56,171	4,652,082
Xilinx, Inc.#	13,985	923,849

		30,486,907

Electronic Forms - 1.1%

Adobe Systems, Inc.†	27,890	4,327,412

Enterprise Software/Service - 0.2%

CA, Inc.	23,556	781,588

Entertainment Software - 1.5%

Activision Blizzard, Inc.	42,490	2,785,644
Electronic Arts, Inc.†	17,479	2,123,699
NetEase, Inc. ADR	4,298	1,185,560

		6,094,903

Food-Misc./Diversified - 2.2%

Kraft Heinz Co.	68,648	5,543,326
Mondelez International, Inc., Class A	85,542	3,478,138

		9,021,464

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	21,361	2,212,572

Internet Content-Entertainment - 6.6%

Facebook, Inc., Class A†	133,323	22,927,557
Netflix, Inc.†	24,299	4,245,278

		27,172,835

Internet Security - 0.3%

Symantec Corp.	34,292	1,028,074

Medical Information Systems - 0.3%

Cerner Corp.†	18,629	1,262,674

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	2,077	2,086,700

Medical Products - 0.2%

Henry Schein, Inc.†#	4,472	776,697

Medical-Biomedical/Gene - 8.5%

Alexion Pharmaceuticals, Inc.†	12,660	1,802,911
Amgen, Inc.	41,461	7,370,522
Biogen, Inc.†	11,959	3,785,741
BioMarin Pharmaceutical, Inc.†#	9,837	887,199
Celgene Corp.†	44,022	6,115,976
Gilead Sciences, Inc.	73,671	6,166,999
Illumina, Inc.†	8,231	1,682,910
Incyte Corp.†	11,545	1,586,398
Regeneron Pharmaceuticals, Inc.†	5,885	2,924,257
Vertex Pharmaceuticals, Inc.†	14,042	2,254,303

		34,577,216

Medical-Drugs - 0.2%

Shire PLC ADR	4,416	659,706

Medical-Generic Drugs - 0.2%

Mylan NV†	30,218	951,263

Multimedia - 0.8%

Twenty-First Century Fox, Inc., Class A	59,329	1,636,887
Twenty-First Century Fox, Inc., Class B	45,019	1,220,015
Viacom, Inc., Class B	19,862	568,053

		3,424,955

Networking Products - 2.2%

Cisco Systems, Inc.	281,896	9,079,870

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	33,462	2,102,083

Radio - 0.4%

Sirius XM Holdings, Inc.#	263,007	1,512,290

Retail-Apparel/Shoe - 0.3%

Ross Stores, Inc.	22,100	1,291,745

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†	5,131	1,006,343

Retail-Catalog Shopping - 0.1%

Liberty Interactive Corp. QVC Group, Class A†	23,764	525,660

Retail-Discount - 1.2%

Costco Wholesale Corp.	24,747	3,878,845
Dollar Tree, Inc.†	13,344	1,062,716

		4,941,561

Retail-Drug Store - 1.2%

Walgreens Boots Alliance, Inc.	60,942	4,966,773

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	7,248	431,328

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	3,503	774,198

Retail-Restaurants - 1.1%

Starbucks Corp.	81,642	4,478,880

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	20,692	1,731,300
Maxim Integrated Products, Inc.	15,929	743,247
QUALCOMM, Inc.	83,296	4,353,882

		6,828,429

Semiconductor Equipment - 1.2%

Applied Materials, Inc.	60,586	2,733,641
KLA-Tencor Corp.	8,838	828,032
Lam Research Corp.	9,095	1,509,588

		5,071,261

Toys - 0.2%

Hasbro, Inc.	7,048	692,466
Mattel, Inc.#	19,313	313,257

		1,005,723

Transport-Rail - 0.6%

CSX Corp.	52,016	2,611,203

Transport-Truck - 0.2%

JB Hunt Transport Services, Inc.	6,201	613,217

Web Portals/ISP - 9.3%

Alphabet, Inc., Class A†	16,780	16,028,927
Alphabet, Inc., Class C†	19,561	18,374,234
Baidu, Inc. ADR†	15,571	3,550,967

		37,954,128

X-Ray Equipment - 0.2%

Hologic, Inc.†#	15,787	609,378

Total Long-Term Investment Securities
(cost $169,191,576)		386,772,305

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	2,478,127	2,478,127

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.97% due 09/07/2017(3)	$1,000,000	999,851

Total Short-Term Investment Securities
(cost $3,477,965)		3,477,978

REPURCHASE AGREEMENTS - 5.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $21,092,070 collateralized by $21,575,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $21,515,712 (cost $21,092,000)	21,092,000	21,092,000

TOTAL INVESTMENTS
(cost $193,761,541)	100.5%	411,342,283
Liabilities in excess of other assets	(0.5)	(2,095,576)

NET ASSETS	100.0%	$409,246,707

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2017.
(2)	At August 31, 2017, the Fund had loaned securities with a total value of $16,135,630. This was secured by collateral of $2,478,127, which was received in cash and subsequently invested in short-term investments currently valued at $2,478,127 as reported in the Portfolio of Investments. Additional collateral of $13,876,811 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,119,446
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	919,848
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,921,734
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	454,653
United States Treasury Notes/Bonds	zero coupon to 6.13%	09/30/2017 to 02/15/2047	9,461,130

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
192	Long	NASDAQ 500 E-Mini Index	September 2017	$22,033,337	$23,004,480	$971,143

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$386,772,305	$—	$—	$386,772,305
Short-Term Investment Securities:
Registered Investment Companies	2,478,127	—	—	2,478,127
U.S. Government Treasuries	—	999,851	—	999,851
Repurchase Agreements	—	21,092,000	—	21,092,000

Total Investments at Value	$389,250,432	$22,091,851	$—	$411,342,283

Other Financial Instruments:†
Futures Contracts	$971,143	$—	$—	$971,143

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 91.8%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	91,532	$14,371

Aerospace/Defense - 0.4%

Boeing Co.	19,800	4,745,268

Applications Software - 11.5%

Dropbox, Inc., Class B†(1)(2)(3)	133,404	1,419,419
Intuit, Inc.	63,492	8,980,943
Microsoft Corp.	662,185	49,511,572
Red Hat, Inc.†	227,194	24,423,355
salesforce.com, Inc.†	229,244	21,890,510
ServiceNow, Inc.†#	198,559	23,070,570
Tableau Software, Inc., Class A†#	95,615	6,930,175

		136,226,544

Auto-Cars/Light Trucks - 0.1%

Tesla, Inc.†#	4,675	1,663,833

Auto/Truck Parts & Equipment-Original - 0.1%

Hota Industrial Manufacturing Co., Ltd.	301,067	1,412,009

Cable/Satellite TV - 1.2%

Liberty Global PLC, Class C†#	428,514	14,153,817

Circuit Boards - 0.2%

Silergy Corp.	105,000	2,349,209

Commercial Services-Finance - 7.3%

Automatic Data Processing, Inc.	13,974	1,487,812
Equifax, Inc.	39,405	5,614,030
FleetCor Technologies, Inc.†	52,360	7,527,797
Global Payments, Inc.	178,161	17,012,594
PayPal Holdings, Inc.†	218,306	13,465,114
Sabre Corp.#	273,100	5,035,964
Square, Inc., Class A†#	533,645	13,933,471
Total System Services, Inc.	124,739	8,621,960
TransUnion†	109,785	5,254,310
Vantiv, Inc., Class A†	26,640	1,883,181
WEX, Inc.†	59,013	6,440,679

		86,276,912

Computer Aided Design - 0.8%

Autodesk, Inc.†	49,914	5,713,156
Synopsys, Inc.†	43,200	3,474,144

		9,187,300

Computer Data Security - 0.4%

Fortinet, Inc.†	38,030	1,452,746
Sophos Group PLC*	519,134	3,382,730

		4,835,476

Computer Services - 2.6%

Accenture PLC, Class A	34,802	4,550,709
Cognizant Technology Solutions Corp., Class A	105,727	7,482,300
DXC Technology Co.	158,130	13,441,050
Genpact, Ltd.	159,751	4,544,916

		30,018,975

Computer Software - 0.4%

Cloudera, Inc.†(2)(3).	54,446	1,029,846
Splunk, Inc.†#	47,100	3,159,939

		4,189,785

Computers - 5.1%

Apple, Inc.	339,726	55,715,064
Hewlett Packard Enterprise Co.	225,900	4,079,754

		59,794,818

Computers-Integrated Systems - 0.0%

VeriFone Systems, Inc.†#	15,239	301,275

Computers-Memory Devices - 1.1%

NetApp, Inc.	314,375	12,153,737
Pure Storage, Inc., Class A†#	83,528	1,243,732

		13,397,469

Computers-Other - 0.4%

Lumentum Holdings, Inc.†#	82,706	4,701,836

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc.	14,460	1,343,623

E-Commerce/Products - 7.1%

Alibaba Group Holding, Ltd. ADR†#	128,671	22,097,958
Amazon.com, Inc.†	55,574	54,495,864
Delivery Hero AG†*	54,184	1,943,810
eBay, Inc.†	46,227	1,670,181
Flipkart, Ltd.†(1)(2)(3)	626	55,159
JD.com, Inc. ADR†	32,120	1,346,149
Rakuten, Inc.	102,100	1,217,165
Vipshop Holdings, Ltd. ADR†	152,222	1,417,187

		84,243,473

E-Commerce/Services - 2.2%

58.com, Inc. ADR†#	66,441	4,161,200
Ctrip.com International, Ltd. ADR†#	107,530	5,532,418
Expedia, Inc.	24,895	3,693,422
Just Eat PLC†	211,709	1,825,825
Priceline Group, Inc.†	5,420	10,038,274
Quotient Technology, Inc.†#	43,625	654,375

		25,905,514

E-Services/Consulting - 0.3%

CDW Corp.	52,080	3,302,914

Electric Products-Misc. - 0.1%

Nidec Corp.	12,845	1,459,210

Electronic Components-Misc. - 1.3%

AAC Technologies Holdings, Inc.	45,500	835,818
Alps Electric Co., Ltd.#	57,600	1,587,618
Bizlink Holding, Inc.	177,602	1,559,451
Corning, Inc.	15,490	445,492
Flex, Ltd.†	354,060	5,760,556
Garmin, Ltd.#	43,520	2,241,280
Land Mark Optoelectronics Corp.	130,976	1,743,197
Tongda Group Holdings, Ltd.#	4,170,000	1,156,733

		15,330,145

Electronic Components-Semiconductors - 10.9%

Advanced Micro Devices, Inc.†#	469,335	6,101,355
ams AG	23,650	1,706,797
Broadcom, Ltd.	87,560	22,071,249
Cavium, Inc.†#	32,521	2,058,904
Intel Corp.	75,584	2,650,731
IPG Photonics Corp.†	4,000	703,160
MACOM Technology Solutions Holdings, Inc.†#	75,329	3,430,483
Microchip Technology, Inc.#	171,061	14,848,095
Micron Technology, Inc.†	489,435	15,647,237
Microsemi Corp.†	91,944	4,632,139

NVIDIA Corp.	70,365	11,922,646
Samsung Electronics Co., Ltd.	10,948	22,607,133
Silicon Laboratories, Inc.†	22,297	1,692,342
Skyworks Solutions, Inc.	86,895	9,155,257
Tower Semiconductor, Ltd.†#	101,119	3,054,805
Xilinx, Inc.#	89,641	5,921,684

		128,204,017

Electronic Connectors - 0.3%

TE Connectivity, Ltd.	43,800	3,486,480

Electronic Forms - 1.0%

Adobe Systems, Inc.†	75,600	11,730,096

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	32,300	2,090,456
Itron, Inc.†	43,398	3,150,695

		5,241,151

Electronic Parts Distribution - 0.0%

Tech Data Corp.†#	2,290	252,564

Enterprise Software/Service - 2.6%

MuleSoft, Inc., Class A†#	10,935	238,383
Oracle Corp.	70,375	3,541,974
Paycom Software, Inc.†#	113,900	8,498,079
Workday, Inc., Class A†	163,967	17,985,540

		30,263,976

Entertainment Software - 1.6%

Activision Blizzard, Inc.	67,465	4,423,005
Electronic Arts, Inc.†	45,825	5,567,738
NetEase, Inc. ADR	2,685	740,630
Nexon Co., Ltd.†	79,600	1,993,300
Take-Two Interactive Software, Inc.†	60,350	5,901,627

		18,626,300

Finance-Credit Card - 2.3%

Alliance Data Systems Corp.	30,325	6,838,287
MasterCard, Inc., Class A	14,080	1,876,864
Visa, Inc., Class A#	182,578	18,900,475

		27,615,626

Finance-Other Services - 0.2%

WageWorks, Inc.†	28,324	1,669,700

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†#	39,600	2,846,844

Industrial Automated/Robotic - 0.1%

Cognex Corp.	6,035	657,634

Instruments-Controls - 0.6%

Sensata Technologies Holding NV†#	153,400	6,850,844

Internet Application Software - 0.9%

Tencent Holdings, Ltd.	246,767	10,485,490

Internet Content-Entertainment - 7.1%

Facebook, Inc., Class A†	384,476	66,118,338
Netflix, Inc.†	84,792	14,814,010
Snap, Inc., Class A†#	221,746	3,217,534

		84,149,882

Internet Security - 1.7%

FireEye, Inc.†#	81,035	1,196,887
Palo Alto Networks, Inc.†	63,575	8,435,767
Proofpoint, Inc.†#	116,795	10,717,109

		20,349,763

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	5,060	5,083,630

Medical Products - 0.7%

Becton Dickinson and Co.	19,900	3,968,856
Smith & Nephew PLC	246,421	4,454,412

		8,423,268

Medical-Biomedical/Gene - 0.3%

Illumina, Inc.†	19,000	3,884,740

Medical-Drugs - 1.8%

Grifols SA ADR	136,000	2,808,400
Roche Holding AG	33,060	8,426,386
Shire PLC ADR	69,400	10,367,666

		21,602,452

Metal Processors & Fabrication - 0.4%

Catcher Technology Co., Ltd.	356,000	4,548,902

Motion Pictures & Services - 0.1%

Kingpak Technology, Inc.	144,707	1,019,200

Multimedia - 0.8%

Twenty-First Century Fox, Inc., Class A	274,793	7,581,539
Walt Disney Co.	23,200	2,347,840

		9,929,379

Networking Products - 1.0%

Arista Networks, Inc.†	42,634	7,509,979
Cisco Systems, Inc.	141,700	4,564,157

		12,074,136

Photo Equipment & Supplies - 1.6%

Largan Precision Co., Ltd.	40,883	7,922,795
Sunny Optical Technology Group Co., Ltd.	778,785	11,301,447

		19,224,242

Publishing-Newspapers - 0.5%

News Corp., Class A#	440,000	5,882,800

Real Estate Investment Trusts - 0.2%

Equinix, Inc.	4,100	1,920,481

Retail-Apparel/Shoe - 0.4%

Zalando SE†*	99,901	4,734,320

Semiconductor Components-Integrated Circuits - 4.3%

Integrated Device Technology, Inc.†	67,724	1,673,460
Marvell Technology Group, Ltd.	756,815	13,554,557
MaxLinear, Inc.†#	58,939	1,273,082
NXP Semiconductors NV†	50,966	5,757,119
QUALCOMM, Inc.	478,393	25,005,602
Taiwan Semiconductor Manufacturing Co., Ltd.	550,780	3,964,963

		51,228,783

Semiconductor Equipment - 2.0%

Applied Materials, Inc.	179,120	8,081,894
ASML Holding NV	11,372	1,777,557
Chunghwa Precision Test Tech Co., Ltd.	25,000	1,181,833
KLA-Tencor Corp.	12,642	1,184,429

Lam Research Corp.	60,885	10,105,692
Tokyo Electron, Ltd.	11,500	1,634,960

		23,966,365

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†#	94,737	2,047,267
Oclaro, Inc.†#	286,544	2,409,835

		4,457,102

Telephone-Integrated - 0.3%

SoftBank Group Corp.	43,300	3,523,694

Toys - 0.1%

Nintendo Co., Ltd.	3,468	1,165,732

Web Hosting/Design - 0.2%

VeriSign, Inc.†#	25,386	2,633,798

Web Portals/ISP - 3.6%

Alphabet, Inc., Class A†	12,322	11,770,467
Alphabet, Inc., Class C†	18,983	17,831,302
Baidu, Inc. ADR†	44,140	10,066,127
Mail.ru Group, Ltd. GDR†	78,249	2,324,191

		41,992,087

Total Common Stocks (cost $841,728,651)		1,084,579,254

CONVERTIBLE PREFERRED SECURITIES - 0.9%
Applications Software - 0.1%

Dropbox, Inc., Series A-1†(1)(2)(3)	119,521	1,271,704
Dropbox, Inc., Series A†(1)(2)(3)	12,378	131,702

		1,403,406

E-Commerce/Products - 0.1%

Flipkart, Ltd., Series A†(1)(2)(3)	216	19,032
Flipkart, Ltd., Series C†(1)(2)(3)	377	33,219
Flipkart, Ltd., Series E†(1)(2)(3)	700	61,679
Flipkart, Ltd., Series G†(1)(2)(3)	4,085	489,220

		603,150

E-Commerce/Services - 0.6%

Airbnb, Inc., Series E†(1)(2)(3)	26,943	2,893,678
Uber Technologies, Inc., Series D†(1)(2)(3)	86,516	3,641,891
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	11,731	597,485

		7,133,054

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,476,380

Total Convertible Preferred Securities (cost $7,478,675)		10,615,990

REGISTERED INVESTMENT COMPANIES - 1.7%

Altaba, Inc.† (cost $10,895,126)	306,100	19,614,888

Total Long-Term Investment Securities (cost $860,102,452)		1,114,810,132

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 4.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93%(4)	979,284	979,284
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(4)(5)	13,632,083	13,632,083
T. Rowe Price Government Reserve Fund 1.04%(4)	32,868,729	32,868,729

		47,480,096

Time Deposits - 2.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	$33,039,000	33,039,000

Total Short-Term Investment Securities (cost $80,519,096)		80,519,096

TOTAL INVESTMENTS (cost $940,621,548)	101.2%	1,195,329,228
Liabilities in excess of other assets	(1.2)	(14,149,734)

NET ASSETS	100.0%	$1,181,179,494

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2017, the aggregate value of these securities was $10,060,860 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $13,120,414 representing 1.1% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Cloudera, Inc.	02/05/2014	54,446	$792,733	$1,029,846	$18.91	0.09%
Dropbox, Inc., Class B	05/01/2012	133,404	1,207,526	1,419,419	10.64	0.12
Flipkart, Ltd.	03/19/2015	626	71,363	55,159	88.11	0.00
Convertible Preferred Securities
Airbnb, Inc. Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,893,678	107.40	0.25

Dropbox, Inc. Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,271,704	10.64	0.11

Dropbox, Inc. Series A	05/01/2012	12,378	112,010	131,702	10.64	0.01
Flipkart, Ltd. Series A	03/19/2015	216	24,624	19,032	88.11	0.00
Flipkart, Ltd. Series C	03/19/2015	377	42,978	33,219	88.11	0.00
Flipkart, Ltd. Series E	03/19/2015	700	79,799	61,679	88.11	0.01
Flipkart, Ltd. Series G	12/17/2014	4,085	489,220	489,220	119.76	0.04
Pinterest, Inc. Series G	03/19/2015	205,650	1,476,380	1,476,380	7.18	0.12
Uber Technologies, Inc. Series D	06/05/2014	86,516	1,342,127	3,641,891	42.09	0.31
Xiaoju Kuaizhi, Inc. Series A-17	10/19/2015	11,731	321,737	597,485	50.93	0.05

				$13,120,414		1.11%

(4)	The rate shown is the 7-day yield as of August 31, 2017.
(5)	At August 31, 2017, the Fund had loaned securities with a total value of $155,334,312. This was secured by collateral of $13,632,083, which was received in cash and subsequently invested in short-term investments currently valued at $13,632,083 as reported in the Portfolio of Investments. Additional collateral of $144,430,746 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$7,746,083
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	6,364,950
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	13,297,570
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	2,368,481
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	114,653,662

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$134,807,125	$—		$1,419,419	$136,226,544
Computer Software	3,159,939	1,029,846		—	4,189,785
E-Commerce/Products	81,027,339	3,160,975	**	55,159	84,243,473
Other Industries	749,612,097	110,307,355	**	—	859,919,452
Convertible Preferred Securities	—	—		10,615,990	10,615,990
Registered Investment Companies	19,614,888	—		—	19,614,888
Short-Term Investment Securities:
Registered Investment Companies	47,480,096	—		—	47,480,096
Time Deposits	—	33,039,000		—	33,039,000

Total Investments at Value	$1,035,701,484	$147,537,176		$12,090,568	$1,195,329,228

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $103,274,981 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,370,523	$10,788,623
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	104,055	298,974
Change in unrealized depreciation(1)	—	(471,607)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 08/31/2017	$1,474,578	$10,615,990

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$104,055	$(172,633)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 08/31/17	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$55,159	Market Approach	Transaction Price*	$88.1100

	$1,419,419	Market Approach with Option Pricing Method (“OPM”)	Transaction Price* 2017 Estimated Revenue Multiple*	$8.1500 5.0x - 7.7x (6.37x)
			2018 Estimated Revenue Multiple*	5.2x
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	1.92
			Risk-free rate	1.33%

Convertible Preferred Securities	$2,677,015	Market Approach	Transaction Price*	$7.179092 - $119.76 ($73.700199)

	$3,641,891	Market Approach	Transaction Price*	$48.7722
			Enterprise Value/ Estimated 2017 Gross Profit Multiple*	13.6x
			Enterprise Value/ Projected 2019 EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10%-15% (12.5%)

	$2,893,678	Market Approach	Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.1x
			2020 Estimated Gross Profit Multiple*	6.3x
			Discount for Lack of Marketability	10.0%

	$1,403,406	Market Approach with Option Pricing Method (“OPM”)	Transaction Price* 2017 Estimated Revenue Multiple*	$8.1500 5.0x - 7.7x (6.37x)
			2018 Estimated Revenue Multiple*	5.2x
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	1.92
			Risk-free rate	1.33%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.5%
Advanced Materials - 1.0%

Hexcel Corp.	21,743	$1,169,121

Aerospace/Defense-Equipment - 1.3%

HEICO Corp., Class A	20,837	1,513,808

Airlines - 1.3%

Azul SA ADR†#	61,410	1,535,864

Applications Software - 1.0%

MINDBODY, Inc., Class A†	49,220	1,164,053

Auction Houses/Art Dealers - 0.4%

Ritchie Bros. Auctioneers, Inc.	16,809	499,900

Banks-Commercial - 2.7%

Home BancShares, Inc.	43,070	1,003,962
Texas Capital Bancshares, Inc.†	7,930	588,802
Webster Financial Corp.	12,250	571,830
Western Alliance Bancorp†	22,173	1,069,404

		3,233,998

Banks-Mortgage - 0.9%

Walker & Dunlop, Inc.†	22,350	1,077,047

Chemicals-Specialty - 3.0%

Ashland Global Holdings, Inc.	20,080	1,245,964
Ferro Corp.†	73,980	1,425,595
GCP Applied Technologies, Inc.†	31,510	890,157
Versum Materials, Inc.	3,200	118,176

		3,679,892

Commercial Services-Finance - 4.3%

Euronet Worldwide, Inc.†	22,168	2,178,449
LendingTree, Inc.†#	6,693	1,545,748
Square, Inc., Class A†#	27,070	706,798
WEX, Inc.†	7,500	818,550

		5,249,545

Computer Services - 1.2%

WNS Holdings, Ltd. ADR†	39,890	1,396,150

Computer Software - 3.3%

Cornerstone OnDemand, Inc.†#	19,300	675,114
Envestnet, Inc.†	23,320	1,036,574
InterXion Holding NV†	44,344	2,299,236

		4,010,924

Computers-Other - 1.5%

Lumentum Holdings, Inc.†#	31,354	1,782,475

Data Processing/Management - 1.3%

Fair Isaac Corp.	11,130	1,566,659

Distribution/Wholesale - 2.4%

Beacon Roofing Supply, Inc.†	35,370	1,665,927
H&E Equipment Services, Inc.	54,690	1,287,403

		2,953,330

Electric Products-Misc. - 1.2%

Littelfuse, Inc.	7,592	1,413,327

Electronic Components-Semiconductors - 5.2%

Cavium, Inc.†#	15,108	956,488
Monolithic Power Systems, Inc.	16,685	1,690,524
Tower Semiconductor, Ltd.†#	120,806	3,649,549

		6,296,561

Electronic Measurement Instruments - 1.3%

Orbotech, Ltd.†	38,510	1,530,387

Enterprise Software/Service - 1.5%

Coupa Software, Inc.†	19,320	588,487
Ultimate Software Group, Inc.†#	6,000	1,205,400

		1,793,887

Entertainment Software - 1.0%

Take-Two Interactive Software, Inc.†	11,958	1,169,373

Finance-Investment Banker/Broker - 0.9%

Evercore Partners, Inc., Class A	15,190	1,146,086

Finance-Other Services - 0.8%

WageWorks, Inc.†	15,770	929,642

Food-Canned - 1.5%

Bob Evans Farms, Inc.#	25,740	1,770,397

Food-Confectionery - 0.9%

Hostess Brands, Inc.†#	82,830	1,104,952

Food-Misc./Diversified - 1.3%

Nomad Foods, Ltd.†	105,700	1,587,614

Footwear & Related Apparel - 1.1%

Steven Madden, Ltd.†	30,015	1,272,636

Gambling (Non-Hotel) - 0.9%

Red Rock Resorts, Inc., Class A	47,900	1,082,540

Hotels/Motels - 0.7%

Extended Stay America, Inc.	45,180	885,076

Insurance-Life/Health - 1.1%

Primerica, Inc.	16,640	1,273,792

Internet Security - 2.1%

Proofpoint, Inc.†#	27,922	2,562,123

Internet Telephone - 3.4%

RingCentral, Inc., Class A†	96,061	4,068,183

Machinery-Electrical - 0.9%

BWX Technologies, Inc.	20,900	1,143,648

Machinery-General Industrial - 2.1%

Altra Industrial Motion Corp.	23,170	1,066,978
Welbilt, Inc.†#	71,900	1,430,810

		2,497,788

Medical Information Systems - 0.7%

Cotiviti Holdings, Inc.†#	24,770	885,032

Medical Instruments - 3.0%

AtriCure, Inc.†	45,837	1,028,124
Integra LifeSciences Holdings Corp.†#	21,300	1,086,087
iRhythm Technologies, Inc.†	7,090	338,477
NuVasive, Inc.†#	19,170	1,197,741

		3,650,429

Medical Labs & Testing Services - 0.8%

Teladoc, Inc.†#	30,670	1,028,979

Medical-Biomedical/Gene - 9.7%

Bluebird Bio, Inc.†#	15,298	1,909,955
Blueprint Medicines Corp.†	19,252	1,043,843
Celyad SA ADR†	11,716	524,291
Exact Sciences Corp.†#	29,910	1,252,930
Five Prime Therapeutics, Inc.†	21,992	745,969
Iovance Biotherapeutics, Inc.†#	83,428	479,711
Ligand Pharmaceuticals, Inc.†#	10,469	1,349,140
Loxo Oncology, Inc.†#	21,519	1,794,685
Sage Therapeutics, Inc.†#	13,298	1,093,761
Sienna Biopharmaceuticals, Inc.†	17,750	444,105

Spark Therapeutics, Inc.†	13,870	1,141,917

		11,780,307

Medical-Drugs - 3.8%

Amicus Therapeutics, Inc.†#	104,217	1,452,785
Eagle Pharmaceuticals, Inc.†#	13,410	731,650
Ignyta, Inc.†	110,207	1,267,380
Immune Design Corp.†#	62,272	675,651
Kala Pharmaceuticals, Inc.†	18,500	468,050

		4,595,516

Medical-HMO - 1.4%

WellCare Health Plans, Inc.†	9,539	1,666,273

Medical-Outpatient/Home Medical - 1.1%

Amedisys, Inc.†	25,207	1,316,814

Networking Products - 1.9%

LogMeIn, Inc.	20,620	2,358,928

Oil Companies-Exploration & Production - 0.6%

Diamondback Energy, Inc.†	7,984	724,867

Patient Monitoring Equipment - 0.8%

Masimo Corp.†	10,780	909,616

Power Converter/Supply Equipment - 0.8%

Advanced Energy Industries, Inc.†	13,180	969,257

Recreational Centers - 1.5%

Planet Fitness, Inc., Class A#	73,000	1,852,010

Recreational Vehicles - 0.9%

LCI Industries	11,190	1,105,572

Retail-Apparel/Shoe - 0.8%

Burlington Stores, Inc.†	11,211	976,814

Retail-Automobile - 1.4%

Lithia Motors, Inc., Class A#	15,679	1,693,332

Retail-Discount - 0.8%

Ollie’s Bargain Outlet Holdings, Inc.†#	23,359	977,574

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†	25,765	1,225,641

Retail-Restaurants - 2.2%

Dave & Buster’s Entertainment, Inc.†	22,820	1,334,057
Wendy’s Co.	90,050	1,343,546

		2,677,603

Rubber/Plastic Products - 0.8%

Proto Labs, Inc.†#	12,940	929,092

Schools - 1.6%

Grand Canyon Education, Inc.†#	23,774	1,950,657

Semiconductor Components-Integrated Circuits - 0.8%

Cypress Semiconductor Corp.#	71,570	979,793

Semiconductor Equipment - 1.1%

MKS Instruments, Inc.	16,230	1,336,541

Therapeutics - 1.1%

GW Pharmaceuticals PLC ADR†#	10,300	1,089,946
Vital Therapies, Inc.†#	82,354	247,062

		1,337,008

Transactional Software - 1.7%

Black Knight Financial Services, Inc., Class A†#	49,561	2,111,299

Transport-Air Freight - 0.5%

Air Transport Services Group, Inc.†	25,900	594,663

Web Hosting/Design - 1.2%

Wix.com, Ltd.†#	21,940	1,428,294

Total Long-Term Investment Securities
(cost $93,690,922)		115,422,689

SHORT-TERM INVESTMENT SECURITIES - 6.6%
Registered Investment Companies - 6.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2) (cost $8,020,071)	8,020,071	8,020,071

REPURCHASE AGREEMENTS - 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $4,649,016 collateralized by $4,760,000 of United States Treasury Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $4,746,920 (cost $4,649,000)	$4,649,000	4,649,000

TOTAL INVESTMENTS
(cost $106,359,993)	106.0%	128,091,760
Liabilities in excess of other assets	(6.0)	(7,226,843)

NET ASSETS	100.0%	$120,864,917

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $26,591,059. This was secured by collateral of $8,020,071, which was received in cash and subsequently invested in short-term investments currently valued at $8,020,071 as reported in the Portfolio of Investments. Additional collateral of $18,782,313 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$983,139
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	807,845
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,687,738
United States Treasury Bills	0.00%	09/07/2017 to 07/19/2018	762,034
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	14,541,557

(2)	The rate shown is the 7-day yield as of August 31, 2017.

ADR- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,422,689	$—	$—	$115,422,689
Short-Term Investment Securities	8,020,071	—	—	8,020,071
Repurchase Agreements	—	4,649,000	—	4,649,000

Total Investments at Value	$123,442,760	$4,649,000	$—	$128,091,760

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.	13,000	$267,410

Advertising Agencies - 0.1%

Tremor Video, Inc.†	60,000	211,200

Aerospace/Defense - 0.4%

Air Industries Group†#	25,800	34,830
Teledyne Technologies, Inc.†	7,700	1,155,462

		1,190,292

Aerospace/Defense-Equipment - 0.3%

Aerojet Rocketdyne Holdings, Inc.†	8,700	257,781
CPI Aerostructures, Inc.†	8,000	69,600
Moog, Inc., Class A†	5,900	452,884
Triumph Group, Inc.#	7,700	202,510

		982,775

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	95,000	352,450

Agricultural Operations - 0.1%

Cadiz, Inc.†#	14,400	175,680

Apparel Manufacturers - 0.6%

Carter’s, Inc.	17,678	1,532,859
Delta Apparel, Inc.†	10,500	206,010
Lakeland Industries, Inc.†	14,000	197,400

		1,936,269

Applications Software - 1.2%

Brightcove, Inc.†	9,000	63,450
BSQUARE Corp.†	15,000	75,000
Descartes Systems Group, Inc.†#	25,700	720,885
Five9, Inc.†	20,371	437,976
PDF Solutions, Inc.†#	15,240	231,496
Tableau Software, Inc., Class A†#	27,671	2,005,594
Twilio, Inc., Class A†#	6,900	202,032

		3,736,433

Athletic Equipment - 0.0%

Nautilus, Inc.†#	5,400	88,290

Auction Houses/Art Dealers - 0.8%

B. Riley Financial, Inc.	3,858	63,271
KAR Auction Services, Inc.	44,664	2,013,900
Ritchie Bros. Auctioneers, Inc.#	10,900	324,166

		2,401,337

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	40,500

Auto Repair Centers - 0.1%

Monro, Inc.#	8,801	419,808

Auto-Heavy Duty Trucks - 0.1%

REV Group, Inc.#	8,594	216,483

Auto/Truck Parts & Equipment-Original - 0.8%

Allison Transmission Holdings, Inc.	50,523	1,754,664
Gentherm, Inc.†	17,870	556,650
SORL Auto Parts, Inc.†#	15,300	69,462
Spartan Motors, Inc.	11,600	106,720
Strattec Security Corp.	1,500	47,100

		2,534,596

Auto/Truck Parts & Equipment-Replacement - 0.4%

Commercial Vehicle Group, Inc.†	18,700	111,078
Douglas Dynamics, Inc.#	27,665	965,508

		1,076,586

Banks-Commercial - 10.5%

1st Constitution Bancorp.	6,400	110,080
AmeriServ Financial, Inc.	22,000	85,800
Anchor Bancorp, Inc.†	3,000	75,150
Associated Banc-Corp.	82,059	1,797,092
Atlantic Capital Bancshares, Inc.†	12,492	224,231
Bank of Commerce Holdings	7,640	80,602
Bank of N.T. Butterfield & Son, Ltd.	9,520	313,018
BankUnited, Inc.	92,308	3,072,010
Blue Hills Bancorp, Inc.	9,591	179,352
Bridge Bancorp, Inc.	11,100	342,990
C&F Financial Corp.	3,000	140,550
Capital Bank Financial Corp., Class A#	1,494	56,174
Capstar Financial Holdings, Inc.†#	7,500	130,050
Chemung Financial Corp.	5,500	222,145
Citizens Holding Co.	4,500	105,075
Codorus Valley Bancorp, Inc.	3,150	78,908
Commerce Bancshares, Inc.#	23,568	1,296,004
East West Bancorp, Inc.	5,624	311,401
FB Financial Corp.†	10,900	378,775
First BanCorp, Inc.	7,165	186,505
First Bancshares, Inc.#	3,500	98,700
First Financial Bancorp#	45,962	1,100,790
First Hawaiian, Inc.#	71,403	1,934,307
First Horizon National Corp.#	123,700	2,128,877
First Interstate BancSystem, Inc., Class A	18,100	637,120
Glacier Bancorp, Inc.#	37,457	1,243,947
Great Western Bancorp, Inc.	39,346	1,413,308
Guaranty Bancorp	9,200	237,360
Heritage Commerce Corp.	16,921	226,741
Heritage Financial Corp.	7,000	183,050
Home BancShares, Inc.	17,500	407,925
Hope Bancorp, Inc.	15,500	250,170
IBERIABANK Corp.	27,960	2,141,736
Kearny Financial Corp.	421	5,957
Live Oak Bancshares, Inc.#	11,467	256,287
MBT Financial Corp.	15,300	155,295
MidSouth Bancorp, Inc.	9,800	116,130
National Commerce Corp.†	972	38,637
Northrim BanCorp, Inc.	7,100	211,935
Ohio Valley Banc Corp.#	6,400	210,560
Pacific Continental Corp.	5,866	139,318
Park Sterling Corp.	21,690	246,615
Penns Woods Bancorp, Inc.	3,200	137,312
Peoples Bancorp of North Carolina, Inc.	5,500	167,090
Pinnacle Financial Partners, Inc.	9,958	619,388
Popular, Inc.	9,600	383,136
Premier Financial Bancorp, Inc.	4,714	89,095
Prosperity Bancshares, Inc.	7,900	472,025
Seacoast Banking Corp. of Florida†	21,524	492,254
Shore Bancshares, Inc.	8,000	131,920
Simmons First National Corp., Class A#	5,600	292,320

Southern National Bancorp of Virginia, Inc.	15,075	252,506
Sussex Bancorp#	6,000	142,800
Texas Capital Bancshares, Inc.†	6,150	456,638
Towne Bank	12,700	389,890
TriState Capital Holdings, Inc.†	9,200	192,280
United Security Bancshares	23,355	216,034
Unity Bancorp, Inc.	11,000	190,850
Univest Corp. of Pennsylvania	3,400	99,110
Webster Financial Corp.	9,115	425,488
Western Alliance Bancorp†	53,953	2,602,153
Western New England Bancorp, Inc.	8,000	79,600
Wintrust Financial Corp.	21,860	1,591,627

		31,994,193

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	10,000	109,500

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	2,600	387,400

Building & Construction Products-Misc. - 0.7%

Aspen Aerogels, Inc.†	28,200	115,338
Gibraltar Industries, Inc.†	14,055	411,109
Louisiana-Pacific Corp.†	10,600	270,088
Quanex Building Products Corp.#	14,984	293,686
USG Corp.†#	34,702	1,041,060

		2,131,281

Building & Construction-Misc. - 0.0%

Comfort Systems USA, Inc.	2,700	91,935

Building Products-Air & Heating - 0.3%

AAON, Inc.#	7,725	251,835
Lennox International, Inc.	3,100	513,763

		765,598

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	700	148,393

Building Products-Doors & Windows - 0.6%

JELD-WEN Holding, Inc.†	46,494	1,418,997
PGT Innovations , Inc.†	21,490	283,668

		1,702,665

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,000	85,350

Building-Heavy Construction - 0.0%

Orion Group Holdings, Inc.†	16,100	97,244

Building-Residential/Commercial - 0.2%

New Home Co., Inc.†	10,500	108,360
TRI Pointe Group, Inc.†#	37,917	483,063

		591,423

Cable/Satellite TV - 0.2%

Cable One, Inc.	827	627,478

Casino Hotels - 0.2%

Monarch Casino & Resort, Inc.†	13,156	467,959

Casino Services - 0.0%

Gaming Partners International Corp.	8,967	94,602

Chemicals-Diversified - 0.1%

BioAmber, Inc.†#	35,000	15,295
Codexis, Inc.†#	33,000	183,150

		198,445

Chemicals-Plastics - 0.1%

PolyOne Corp.	7,200	260,208

Chemicals-Specialty - 1.8%

CSW Industrials, Inc.†	225	9,416
GCP Applied Technologies, Inc.†	61,057	1,724,860
Minerals Technologies, Inc.	5,900	377,600
Oil-Dri Corp. of America	4,900	199,430
Quaker Chemical Corp.	11,042	1,537,267
Valvoline, Inc.	72,175	1,536,606

		5,385,179

Coal - 0.1%

Cloud Peak Energy, Inc.†	40,000	125,600
Westmoreland Coal Co.†	13,000	30,290

		155,890

Commercial Services - 1.7%

Collectors Universe, Inc.	7,200	173,016
CoreLogic, Inc.†	33,886	1,591,625
Emerald Expositions Events, Inc.	34,578	751,726
Healthcare Services Group, Inc.	3,600	184,320
HMS Holdings Corp.†	30,800	545,776
Intersections, Inc.†	12,500	43,875
Performant Financial Corp.†	50,000	88,000
ServiceMaster Global Holdings, Inc.†	34,057	1,604,766
Team, Inc.†#	8,700	107,445

		5,090,549

Commercial Services-Finance - 0.7%

Cardtronics PLC, Class A†	6,200	161,076
CPI Card Group, Inc.#	80,000	76,824
Liberty Tax, Inc.	9,000	121,050
Morningstar, Inc.	20,924	1,730,415
PRGX Global, Inc.†	26,500	178,875

		2,268,240

Communications Software - 0.0%

Seachange International, Inc.†	54,500	142,245

Computer Aided Design - 0.7%

Aspen Technology, Inc.†#	30,057	1,901,105
Exa Corp.†	10,049	144,203

		2,045,308

Computer Graphics - 0.1%

CyberArk Software, Ltd.†	9,190	367,692

Computer Services - 0.4%

Computer Task Group, Inc.	19,600	103,880
CSRA, Inc.	17,800	560,878
DMC Global, Inc.	9,000	116,550
DST Systems, Inc.	4,000	205,320
StarTek, Inc.†	10,000	119,000

		1,105,628

Computer Software - 2.0%

Blackbaud, Inc.	21,314	1,799,115

Cision, Ltd.†#	93,449	1,125,126
Cloudera, Inc.†#(4)(5)	6,715	127,014
Computer Modelling Group, Ltd.	10,700	77,631
Concurrent Computer Corp.	13,902	87,861
Guidance Software, Inc.†	18,773	132,913
Splunk, Inc.†#	22,562	1,513,684
SS&C Technologies Holdings, Inc.	32,400	1,254,204

		6,117,548

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	13,000	133,770
Echelon Corp.†	11,200	51,856
Radisys Corp.†	36,000	56,520

		242,146

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	68,491
TransAct Technologies, Inc.	15,000	146,250

		214,741

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	17,400	593,514
CRA International, Inc.	7,700	288,981
Information Services Group, Inc.†#	42,400	159,000

		1,041,495

Consumer Products-Misc. - 1.1%

Acme United Corp.	4,570	108,949
CSS Industries, Inc.	4,500	120,510
Spectrum Brands Holdings, Inc.#	27,292	3,001,028

		3,230,487

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	25,909	1,529,408

Containers-Paper/Plastic - 0.0%

Multi-Color Corp.	1,341	107,012

Cosmetics & Toiletries - 0.2%

CCA Industries, Inc.†	3,421	12,145
Edgewell Personal Care Co.†	6,100	463,234

		475,379

Data Processing/Management - 0.1%

Amber Road, Inc.†	9,700	78,182
Innodata, Inc.†	52,600	81,530

		159,712

Diagnostic Equipment - 0.4%

VWR Corp.†	37,521	1,238,943

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	36,585	44,489

Direct Marketing - 0.0%

EVINE Live, Inc.†#	90,000	89,550

Disposable Medical Products - 0.7%

ICU Medical, Inc.†#	7,748	1,350,864
STERIS PLC	7,400	644,984

		1,995,848

Distribution/Wholesale - 1.9%

Core-Mark Holding Co., Inc.#	14,059	380,436
Educational Development Corp.#	11,000	116,050
Houston Wire & Cable Co.†	14,739	84,749
Pool Corp.	30,395	3,030,078
SiteOne Landscape Supply, Inc.†#	9,200	462,208
Watsco, Inc.	10,760	1,585,594

		5,659,115

Diversified Manufacturing Operations - 0.4%

AZZ, Inc.	9,700	474,330
Barnes Group, Inc.	10,300	643,956
Synalloy Corp.†	14,400	163,440

		1,281,726

Diversified Operations/Commercial Services - 0.1%

Colliers International Group, Inc.	2,374	123,448
Volt Information Sciences, Inc.†	14,393	46,058

		169,506

Drug Delivery Systems - 1.2%

Catalent, Inc.†	90,604	3,741,039

E-Commerce/Products - 0.3%

Chegg, Inc.†	46,080	653,875
Etsy, Inc.†	7,700	126,049
US Auto Parts Network, Inc.†	20,000	58,400

		838,324

E-Commerce/Services - 1.2%

GrubHub, Inc.†#	51,046	2,914,216
Leaf Group, Ltd.†	25,000	177,500
Quotient Technology, Inc.†#	13,390	200,850
Spark Networks, Inc.†#	80,000	100,000
SurveyMonkey, Inc.†(3)(4)(5)	5,062	45,887
Zillow Group, Inc., Class A†	800	31,936
Zillow Group, Inc., Class C†#	1,400	55,468

		3,525,857

E-Marketing/Info - 0.1%

Marin Software, Inc.†	95,000	109,250
QuinStreet, Inc.†	35,000	187,250
YuMe, Inc.	28,000	136,920

		433,420

Educational Software - 0.5%

Instructure, Inc.†	42,046	1,244,562
Rosetta Stone, Inc.†	14,000	128,800

		1,373,362

Electric Products-Misc. - 0.3%

Graham Corp.	5,800	116,174
Novanta, Inc.†	20,989	820,670

		936,844

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	12,500	76,875

Electric-Integrated - 2.1%

NorthWestern Corp.	37,954	2,289,385
PNM Resources, Inc.	19,100	809,840
Portland General Electric Co.	67,104	3,188,111

		6,287,336

Electronic Components-Misc. - 0.2%

Bel Fuse, Inc., Class B	6,000	153,000
CTS Corp.	9,300	209,250
Sparton Corp.†	5,900	136,703
Vishay Precision Group, Inc.†	8,800	192,280

		691,233

Electronic Components-Semiconductors - 0.8%

Cavium, Inc.†#	6,200	392,522
GSI Technology, Inc.†	19,800	131,472
Inphi Corp.†#	4,500	172,305
Lattice Semiconductor Corp.†	29,825	168,511
MACOM Technology Solutions Holdings, Inc.†#	4,900	223,146
Microsemi Corp.†	11,590	583,904
Pixelworks, Inc.†	22,000	105,600
Rambus, Inc.†#	25,600	332,032
Richardson Electronics, Ltd.	15,000	84,000
Semtech Corp.†	8,200	308,320

		2,501,812

Electronic Measurement Instruments - 0.5%

CyberOptics Corp.†	6,700	101,505
ESCO Technologies, Inc.	12,600	686,070
National Instruments Corp.	17,697	714,782

		1,502,357

Electronics-Military - 0.0%

Arotech Corp.†	34,800	114,840

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	17,800	15,363
Amyris, Inc.†#	3,387	8,366
NextEra Energy Partners LP	6,500	269,490

		293,219

Engineering/R&D Services - 0.1%

Exponent, Inc.	4,600	313,260

Enterprise Software/Service - 2.5%

Coupa Software, Inc.†	7,550	229,973
Guidewire Software, Inc.†#	40,188	3,042,633
Manhattan Associates, Inc.†#	32,814	1,379,829
MicroStrategy, Inc., Class A†	7,545	973,305
MuleSoft, Inc., Class A†#	5,800	126,440
Tyler Technologies, Inc.†#	10,165	1,756,512

		7,508,692

Entertainment Software - 0.1%

Zynga, Inc., Class A†	95,300	357,375

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	6,100	444,446

Female Health Care Products - 0.0%

Juniper Pharmaceuticals, Inc.†	17,700	82,305

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	96,285

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	10,200	236,640

Finance-Consumer Loans - 0.6%

Asta Funding, Inc.†	13,200	106,260
Encore Capital Group, Inc.†#	11,900	480,165
PRA Group, Inc.†#	4,100	118,490
Regional Management Corp.†	8,200	179,990
Santander Consumer USA Holdings, Inc.†	25,000	357,000
SLM Corp.†	64,208	652,995

		1,894,900

Finance-Investment Banker/Broker - 0.8%

JMP Group LLC	16,300	87,205
Lazard, Ltd., Class A	27,761	1,190,669
Moelis & Co., Class A	31,802	1,252,999

		2,530,873

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,000	177,650
Marlin Business Services Corp.	7,500	195,750

		373,400

Finance-Mortgage Loan/Banker - 0.2%

Ellie Mae, Inc.†#	5,573	462,448
PennyMac Financial Services, Inc., Class A†#	5,000	85,000

		547,448

Finance-Other Services - 0.3%

CBOE Holdings, Inc.#	8,482	855,749
DLP Payments Holdings, Ltd.†(3)	132	124,794

		980,543

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	14,577	620,106
Radian Group, Inc.	24,200	423,500

		1,043,606

Food-Canned - 0.1%

TreeHouse Foods, Inc.†#	6,800	455,532

Food-Confectionery - 0.1%

Simply Good Foods Co.†	21,690	257,026

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	10,200	88,740

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†#	7,300	621,449

Food-Misc./Diversified - 0.7%

Cal-Maine Foods, Inc.†#	18,840	686,718
Inventure Foods, Inc.†#	31,500	108,045
Lancaster Colony Corp.	246	28,652
Pinnacle Foods, Inc.	16,100	954,891
Senomyx, Inc.†#	18,300	11,073
Snyder’s-Lance, Inc.#	10,500	372,960

		2,162,339

Food-Retail - 0.1%

Blue Apron Holdings, Inc., Class A†#	77,980	408,615
Food-Wholesale/Distribution - 1.1%

AMCON Distributing Co.	500	47,175
Performance Food Group Co.†	116,150	3,228,970

		3,276,145

Footwear & Related Apparel - 0.1%

Rocky Brands, Inc.	10,711	138,172
Skechers U.S.A., Inc., Class A†	4,404	116,398

		254,570

Forestry - 0.0%

West Fraser Timber Co., Ltd.	2,400	124,521

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.†#	43,334	42,901

Garden Products - 1.6%

Toro Co.	77,918	4,805,982

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.	4,000	317,800
Delta Natural Gas Co., Inc.	3,800	116,432
ONE Gas, Inc.	15,400	1,158,696
South Jersey Industries, Inc.#	6,200	222,456
Southwest Gas Holdings, Inc.	7,100	564,592

		2,379,976

Gold Mining - 0.2%

Franco-Nevada Corp.	2,600	212,706
Northern Star Resources, Ltd.	28,410	118,228
Osisko Gold Royalties, Ltd.	18,800	262,861

		593,795

Golf - 0.4%

Acushnet Holdings Corp.#	81,650	1,342,326

Hazardous Waste Disposal - 0.4%

US Ecology, Inc.#	21,049	1,081,919

Health Care Cost Containment - 0.4%

HealthEquity, Inc.†#	25,083	1,072,800

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†	30,000	100,500
Retractable Technologies, Inc.†#	30,000	19,080

		119,580

Home Furnishings - 0.4%

Stanley Furniture Co., Inc.	20,000	22,400
Tempur Sealy International, Inc.†	17,400	1,077,060

		1,099,460

Hotels/Motels - 0.1%

Hilton Grand Vacations, Inc.†	9,400	340,750

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	139,200

Human Resources - 0.1%

Cross Country Healthcare, Inc.†	11,200	138,656
Edgewater Technology, Inc.†	14,600	93,440
Patriot National, Inc.†#	18,700	28,050
Paylocity Holding Corp.†	1,000	49,140
RCM Technologies, Inc.†	20,000	107,800

		417,086

Identification Systems - 0.7%

Brady Corp., Class A	66,143	2,205,869

Import/Export - 0.0%

Castle Brands, Inc.†#	40,000	56,800

Independent Power Producers - 0.0%

Synthesis Energy Systems, Inc.†#	102,200	41,636

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	88,200
Iteris, Inc.†	26,210	168,268
Turtle Beach Corp.†#	100,000	70,000

		326,468

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	5,000	175,750

Instruments-Controls - 0.1%

Allied Motion Technologies, Inc.	8,000	202,320
Frequency Electronics, Inc.†	10,000	79,800

		282,120

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	27,000	123,390

Insurance-Life/Health - 0.1%

Health Insurance Innovations, Inc., Class A†	7,000	235,550

Insurance-Property/Casualty - 1.7%

Enstar Group, Ltd.†#	1,500	311,325
Federated National Holding Co.	7,600	118,104
First Acceptance Corp.†	2,558	2,865
Hallmark Financial Services, Inc.†	13,000	133,250
Hanover Insurance Group, Inc.	5,900	579,262
Infinity Property & Casualty Corp.	5,300	468,785
Kinsale Capital Group, Inc.#	16,977	642,579
ProAssurance Corp.	30,958	1,648,514
Safety Insurance Group, Inc.	3,500	249,900
Selective Insurance Group, Inc.	15,800	796,320

State Auto Financial Corp.	8,750	216,475

		5,167,379

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	4,600	179,768

Internet Application Software - 0.1%

Connecture, Inc.†#	75,000	50,250
Tucows, Inc., Class A†#	2,649	140,000
Zendesk, Inc.†#	4,200	115,080

		305,330

Internet Connectivity Services - 0.1%

Internap Corp.†#	20,900	93,423
PC-Tel, Inc.	21,200	137,376

		230,799

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	30,000	107,700

Internet Content-Information/News - 0.0%

Reis, Inc.	7,000	119,700

Internet Financial Services - 0.0%

TheStreet, Inc.†	75,900	64,515

Internet Security - 0.7%

Imperva, Inc.†	19,961	891,259
iPass, Inc.†	49,900	27,944
Proofpoint, Inc.†#	11,800	1,082,768

		2,001,971

Internet Telephone - 0.1%

RingCentral, Inc., Class A†	6,866	290,775

Investment Companies - 0.0%

KCAP Financial, Inc.#	16,700	55,778
Medallion Financial Corp.#	17,100	40,698

		96,476

Investment Management/Advisor Services - 0.6%

Cohen & Steers, Inc.	3,702	140,084
Eaton Vance Corp.	29,256	1,392,000
Manning & Napier, Inc.	8,400	29,820
Silvercrest Asset Management Group, Inc., Class A	10,000	122,500

		1,684,404

Leisure Products - 0.0%

Escalade, Inc.	5,200	62,660

Machine Tools & Related Products - 0.5%

Hardinge, Inc.	11,000	150,590
Lincoln Electric Holdings, Inc.	16,117	1,399,600
LS Starrett Co., Class A	8,000	58,400

		1,608,590

Machinery-Electrical - 0.3%

BWX Technologies, Inc.	14,900	815,328

Machinery-Farming - 0.1%

Alamo Group, Inc.	3,200	293,632

Machinery-General Industrial - 1.6%

Altra Industrial Motion Corp.#	35,609	1,639,795
Applied Industrial Technologies, Inc.	32,709	1,864,413
Chart Industries, Inc.†	14,700	495,978
Gencor Industries, Inc.†	11,650	179,410
Intevac, Inc.†	6,100	55,510
Manitowoc Co., Inc.†	12,500	102,875
Tennant Co.	1,223	74,542
Twin Disc, Inc.†	10,000	173,600
Welbilt, Inc.†#	16,700	332,330
Xerium Technologies, Inc.†	15,586	94,295

		5,012,748

Machinery-Material Handling - 0.1%

Key Technology, Inc.†	10,500	156,870

Machinery-Pumps - 0.1%

Graco, Inc.	3,400	392,734

Marine Services - 0.0%

SEACOR Marine Holdings, Inc.†	6,173	79,076

Medical Imaging Systems - 0.0%

Digirad Corp.	25,000	88,750

Medical Information Systems - 1.0%

Cotiviti Holdings, Inc.†#	40,576	1,449,781
Medidata Solutions, Inc.†	23,039	1,727,003

		3,176,784

Medical Instruments - 0.3%

Bruker Corp.	15,890	462,240
Halyard Health, Inc.†	8,600	389,494
Navidea Biopharmaceuticals, Inc.†	85,500	33,559
TransEnterix, Inc.†#	50,000	43,000

		928,293

Medical Laser Systems - 0.1%

Cutera, Inc.†	5,700	211,755
IRIDEX Corp.†	8,100	72,090

		283,845

Medical Products - 1.6%

Advanced Accelerator Applications SA ADR†#	2,594	127,028
Electromed, Inc.†	13,900	98,551
InfuSystem Holdings, Inc.†	25,000	47,500
InVivo Therapeutics Holdings Corp.†#	24,300	27,945
K2M Group Holdings, Inc.†	33,496	783,136
Penumbra, Inc.†	819	70,434
Sientra, Inc.†#	21,000	240,660
T2 Biosystems, Inc.†#	25,000	104,750
West Pharmaceutical Services, Inc.	33,470	2,913,229
Wright Medical Group NV†	20,793	615,473

		5,028,706

Medical-Biomedical/Gene - 1.8%

Acceleron Pharma, Inc.†#	5,200	201,552
Alpine Immune Sciences, Inc.†#	3,750	32,813
ArQule, Inc.†#	55,000	59,950
Asterias Biotherapeutics, Inc.†#	9,454	32,616
Aviragen Therapeutics, Inc.†	34,600	21,729
Axovant Sciences, Ltd.†	3,958	79,160
Blueprint Medicines Corp.†#	3,610	195,734

Cascadian Therapeutics, Inc.†#	14,716	53,272
Clearside Biomedical, Inc.†#	12,900	90,171
Corium International, Inc.†#	35,000	299,250
Dermira, Inc.†	3,700	87,283
Eiger BioPharmaceuticals, Inc.†#	20,000	185,000
Endocyte, Inc.†#	80,000	108,800
Exelixis, Inc.†	13,100	383,044
Fate Therapeutics, Inc.†	70,000	264,600
Genocea Biosciences, Inc.†#	32,000	155,840
Harvard Bioscience, Inc.†	45,000	139,500
Infinity Pharmaceuticals, Inc.†	100,000	95,200
Insmed, Inc.†#	12,631	156,877
Kite Pharma, Inc.†	1,100	195,789
Oncocyte Corp.†#	15,000	84,750
Pfenex, Inc.†	14,000	50,540
Protalix BioTherapeutics, Inc.†#	22,016	11,602
Prothena Corp. PLC†#	11,118	683,090
pSivida Corp.†#	32,000	38,720
Sage Therapeutics, Inc.†#	5,500	452,375
Seattle Genetics, Inc.†	4,000	210,120
Spark Therapeutics, Inc.†#	6,220	512,093
Ultragenyx Pharmaceutical, Inc.†#	400	22,824
Veracyte, Inc.†	19,300	158,067
Verastem, Inc.†#	63,300	246,870
WaVe Life Sciences, Ltd.†	5,644	132,634

		5,441,865

Medical-Drugs - 2.2%

ACADIA Pharmaceuticals, Inc.†#	3,500	124,635
AcelRx Pharmaceuticals, Inc.†#	32,100	105,930
Aeglea BioTherapeutics, Inc.†	25,000	102,750
Alimera Sciences, Inc.†#	115,025	159,885
Alkermes PLC†#	6,500	330,070
Cempra, Inc.†	40,000	122,000
Conatus Pharmaceuticals, Inc.†#	19,500	111,930
Cumberland Pharmaceuticals, Inc.†	27,800	194,878
Dicerna Pharmaceuticals, Inc.†#	8,300	28,967
Ironwood Pharmaceuticals, Inc.†#	26,600	424,270
Kadmon Holdings, Inc.†#	37,000	96,940
MediciNova, Inc.†#	13,572	73,560
Minerva Neurosciences, Inc.†	20,300	122,815
MyoKardia, Inc.†	600	26,010
NanoViricides, Inc.†#	43,000	58,480
Neos Therapeutics, Inc.†#	15,000	125,250
Pacira Pharmaceuticals, Inc.†#	8,900	339,090
Pain Therapeutics, Inc.†#	8,157	26,184
Patheon NV†	43,143	1,509,142
Pernix Therapeutics Holdings, Inc.†#	2,900	8,700
Prestige Brands Holdings, Inc.†#	17,756	900,407
Radius Health, Inc.†#	17,400	654,762
TESARO, Inc.†#	4,138	534,381
TherapeuticsMD, Inc.†#	50,571	303,426
VIVUS, Inc.†#	75,000	66,795
vTv Therapeutics, Inc., Class A†#	15,000	81,450
Zogenix, Inc.†#	11,712	138,787
Zynerba Pharmaceuticals, Inc.†#	9,000	57,150

		6,828,644

Medical-HMO - 1.4%

Centene Corp.†	8,100	719,685
Magellan Health, Inc.†	11,632	941,029
Molina Healthcare, Inc.†#	9,800	627,200
WellCare Health Plans, Inc.†	10,831	1,891,959

		4,179,873

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	8,953	420,254
LifePoint Health, Inc.†	4,800	278,160

		698,414

Medical-Nursing Homes - 0.0%

Genesis Healthcare, Inc.†	100,000	104,000

Metal Processors & Fabrication - 1.3%

Ampco-Pittsburgh Corp.	6,500	100,100
Haynes International, Inc.	9,500	290,225
RBC Bearings, Inc.†#	30,040	3,312,511
Sun Hydraulics Corp.	4,700	225,177

		3,928,013

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	100,375

Metal-Diversified - 0.1%

Luxfer Holdings PLC ADR	12,900	154,284

Miscellaneous Manufacturing - 1.7%

AptarGroup, Inc.	50,153	4,193,292
John Bean Technologies Corp.	12,117	1,074,778

		5,268,070

MRI/Medical Diagnostic Imaging - 0.1%

RadNet, Inc.†	18,000	184,500

Multimedia - 1.1%

E.W. Scripps Co., Class A†#	105,604	1,888,199
FactSet Research Systems, Inc.#	9,566	1,503,584

		3,391,783

Non-Ferrous Metals - 0.0%

Uranium Energy Corp.†#	100,500	132,660

Non-Hazardous Waste Disposal - 0.5%

Advanced Disposal Services, Inc.†	29,330	699,227
Waste Connections, Inc.	11,250	750,263

		1,449,490

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	38,058	1,280,652

Oil & Gas Drilling - 0.8%

Diamond Offshore Drilling, Inc.†#	13,000	147,680
Patterson-UTI Energy, Inc.	141,972	2,267,293

		2,414,973

Oil Companies-Exploration & Production - 1.4%

Advantage Oil & Gas, Ltd.†	21,191	135,079
Approach Resources, Inc.†#	77,300	214,894
Centennial Resource Development LLC†	2,100	34,493
Centennial Resource Development, Inc., Class A†#	12,848	222,142

Comstock Resources, Inc.†#	9,000	57,780
Contango Oil & Gas Co.†	21,600	99,144
Diamondback Energy, Inc.†	4,100	372,239
Earthstone Energy, Inc., Class A†#	9,400	90,146
Evolution Petroleum Corp.	23,100	160,545
FieldPoint Petroleum Corp.†	31,900	10,591
Gastar Exploration, Inc.†#	110,000	64,922
Jagged Peak Energy, Inc.†#	11,200	143,472
Jones Energy, Inc., Class A†#	16,311	16,148
Kosmos Energy, Ltd.†#	7,864	55,363
Lonestar Resources US, Inc., Class A†#	30,000	97,800
Matador Resources Co.†#	12,900	304,182
Panhandle Oil and Gas, Inc., Class A	5,000	105,500
Parsley Energy, Inc., Class A†	9,000	225,450
PetroQuest Energy, Inc.†#	10,250	18,347
SRC Energy, Inc.†#	211,757	1,670,763
VAALCO Energy, Inc.†	30,000	21,825
Venture Global LNG, Inc.†(3)(4)(5)	28	99,904
Yuma Energy, Inc.†#	25,270	29,313

		4,250,042

Oil Field Machinery & Equipment - 0.5%

Dril-Quip, Inc.†	19,808	743,790
Forum Energy Technologies, Inc.†#	7,600	88,160
Gulf Island Fabrication, Inc.	8,400	94,080
Mitcham Industries, Inc.†	22,400	84,000
Natural Gas Services Group, Inc.†	7,400	174,640
Superior Drilling Products, Inc.†	56,000	37,526
Thermon Group Holdings, Inc.†	14,200	234,584

		1,456,780

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	3,314	114,896
HollyFrontier Corp.	11,200	350,672

		465,568

Oil-Field Services - 0.9%

Core Laboratories NV#	18,606	1,640,677
Era Group, Inc.†	15,000	132,150
Frank’s International NV#	14,300	89,804
Independence Contract Drilling, Inc.†	31,100	100,142
NCS Multistage Holdings, Inc.†	1,943	38,394
PHI, Inc.†	14,000	153,860
Pioneer Energy Services Corp.†	75,000	127,500
SEACOR Holdings, Inc.†	6,140	235,592
Willbros Group, Inc.†	50,900	111,980

		2,630,099

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	2,600	120,900
Verso Corp., Class A†	24,000	127,680

		248,580

Patient Monitoring Equipment - 0.0%

CareDx, Inc.†#	52,400	149,864

Pharmacy Services - 0.0%

BioScrip, Inc.†	35,000	106,050

Physical Therapy/Rehabilitation Centers - 1.1%

AAC Holdings, Inc.†	18,000	167,220
HealthSouth Corp.	61,681	2,821,906
U.S. Physical Therapy, Inc.	5,310	318,069

		3,307,195

Pollution Control - 0.1%

Advanced Emissions Solutions, Inc.#	14,000	145,320
Fuel Tech, Inc.†	75,000	67,725

		213,045

Power Converter/Supply Equipment - 0.5%

Generac Holdings, Inc.†#	38,850	1,568,763

Precious Metals - 0.0%

Tahoe Resources, Inc.	9,500	45,341

Printing-Commercial - 0.1%

Cenveo, Inc.†#	20,000	75,600
Deluxe Corp.	2,000	138,700

		214,300

Publishing-Books - 0.0%

Scholastic Corp.	3,249	128,108

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	18,221	91,105
Lee Enterprises, Inc.†#	84,700	177,870

		268,975

Quarrying - 0.0%

Compass Minerals International, Inc.#	1,600	106,880

Radio - 0.1%

Saga Communications, Inc., Class A	123	5,025
Salem Media Group, Inc.	10,000	60,500
Townsquare Media, Inc., Class A†	11,000	109,780

		175,305

Real Estate Investment Trusts - 4.2%

Acadia Realty Trust#	7,100	203,699
American Campus Communities, Inc.	9,100	433,069
CatchMark Timber Trust, Inc., Class A	11,700	134,901
Chesapeake Lodging Trust	7,800	199,602
Corporate Office Properties Trust	10,500	350,280
EastGroup Properties, Inc.#	35,322	3,138,713
Education Realty Trust, Inc.	4,200	162,288
Equity Commonwealth†	14,300	442,442
National Retail Properties, Inc.	53,305	2,229,748
Outfront Media, Inc.#	74,784	1,645,248
Paramount Group, Inc.	19,027	300,246
PS Business Parks, Inc.	6,956	939,825
Regency Centers Corp.	4,535	291,691
Retail Opportunity Investments Corp.#	20,500	406,720
RLJ Lodging Trust#	83,304	1,681,075
Urban Edge Properties	9,500	238,925

		12,798,472

Real Estate Management/Services - 1.4%

FirstService Corp.	9,800	683,452
HFF, Inc., Class A	38,555	1,470,102
RE/MAX Holdings, Inc., Class A#	5,000	306,250
Realogy Holdings Corp.#	48,498	1,644,082
Redfin Corp.†#	1,612	35,932

		4,139,818

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	9,900	429,660
Consolidated-Tomoka Land Co.	3,100	171,740
Trinity Place Holdings, Inc.†	10,000	69,100

		670,500

Recreational Centers - 0.1%

Town Sports International Holdings, Inc.†	45,000	265,500

Recreational Vehicles - 1.4%

Brunswick Corp.	39,722	2,084,611
LCI Industries#	15,563	1,537,624
Malibu Boats, Inc., Class A†#	27,123	731,507

		4,353,742

Research & Development - 0.1%

AVEO Pharmaceuticals, Inc.†#	66,464	225,978

Resort/Theme Parks - 0.0%

Peak Resorts, Inc.	23,600	114,460

Retail-Apparel/Shoe - 0.9%

American Eagle Outfitters, Inc.#	81,327	971,857
Burlington Stores, Inc.†	5,700	496,641
Chico’s FAS, Inc.#	140,563	1,079,524
Destination Maternity Corp.†#	7,800	9,360
New York & Co., Inc.†	33,029	63,746
Tilly’s, Inc., Class A	8,068	88,829

		2,709,957

Retail-Arts & Crafts - 0.2%

Michaels Cos., Inc.†	24,100	541,045

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	8,600	352,514

Retail-Building Products - 0.2%

Floor & Decor Holdings, Inc., Class A†	1,182	42,481
GMS, Inc.†	4,400	141,592
Tile Shop Holdings, Inc.	21,800	328,090

		512,163

Retail-Computer Equipment - 0.0%

PCM, Inc.†#	6,744	88,684

Retail-Discount - 0.2%

Ollie’s Bargain Outlet Holdings, Inc.†#	9,166	383,597
Tuesday Morning Corp.†#	43,200	97,200

		480,797

Retail-Home Furnishings - 0.1%

RH†	3,652	170,877

Retail-Leisure Products - 0.0%

West Marine, Inc.	10,000	129,700

Retail-Misc./Diversified - 0.2%

Five Below, Inc.†	5,500	261,635
Gaia, Inc.†#	17,400	194,010

		455,645

Retail-Petroleum Products - 0.0%

TravelCenters of America LLC†	20,000	67,000

Retail-Restaurants - 2.4%

Bojangles’, Inc.†	8,730	116,545
Bravo Brio Restaurant Group, Inc.†	11,500	31,625
Brinker International, Inc.	41,154	1,284,828
Denny’s Corp.†	45,100	539,396
Famous Dave’s of America, Inc.†#	6,800	29,580
Fiesta Restaurant Group, Inc.†#	13,219	230,011
J Alexander’s Holdings, Inc.†	13,000	128,700
Jack in the Box, Inc.	5,100	477,462
Jamba, Inc.†#	13,420	132,053
Kona Grill, Inc.†#	7,700	23,100
Luby’s, Inc.†	25,000	66,250
Papa John’s International, Inc.#	25,966	1,941,997
Red Robin Gourmet Burgers, Inc.†	7,839	446,823
Sonic Corp.#	31,707	742,261
Wingstop, Inc.#	16,500	534,765
Zoe’s Kitchen, Inc.†#	54,827	705,623

		7,431,019

Retail-Sporting Goods - 0.1%

Zumiez, Inc.†#	14,200	176,790

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	73,600

Retirement/Aged Care - 0.0%

AdCare Health Systems, Inc.†#	51,100	48,545
Five Star Senior Living, Inc.†	5,027	8,169

		56,714

Rubber/Plastic Products - 0.3%

Proto Labs, Inc.†#	13,530	971,454

Savings & Loans/Thrifts - 1.1%

Atlantic Coast Financial Corp.†	20,000	167,000
Beneficial Bancorp, Inc.	21,465	320,902
Capitol Federal Financial, Inc.	22,540	309,249
Clifton Bancorp, Inc.	6,800	107,100
Entegra Financial Corp.†#	6,000	139,200
ESSA Bancorp, Inc.	9,000	135,900
First Financial Northwest, Inc.	10,000	160,000
Home Bancorp, Inc.	3,600	145,368
Investors Bancorp, Inc.	22,000	287,980
Lake Shore Bancorp, Inc.	10,000	157,200
Malvern Bancorp, Inc.†#	3,800	90,440
Meridian Bancorp, Inc.	17,172	302,227
Pacific Premier Bancorp, Inc.†	8,200	290,280
Provident Financial Holdings, Inc.	6,714	127,163
SI Financial Group, Inc.	8,500	124,100
Southern Missouri Bancorp, Inc.	5,000	162,300
Wayne Savings Bancshares, Inc.	3,900	66,885
WSFS Financial Corp.	3,410	152,427

		3,245,721

Schools - 0.1%

American Public Education, Inc.†	6,472	119,408

Lincoln Educational Services Corp.†	20,000	56,000
Universal Technical Institute, Inc.†	37,000	130,980

		306,388

Security Services - 0.2%

Brink’s Co.	9,000	706,050

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	33,264	139,043
Geospace Technologies Corp.†	8,900	134,301

		273,344

Semiconductor Components-Integrated Circuits - 0.1%

Sigma Designs, Inc.†	25,000	156,250

Semiconductor Equipment - 0.9%

Cabot Microelectronics Corp.	35,118	2,515,151
Entegris, Inc.†	7,100	180,695
MKS Instruments, Inc.	2,100	172,935

		2,868,781

Specified Purpose Acquisitions - 0.0%

Silver Run Acquisition Corp. II†	7,900	83,819

Steel Pipe & Tube - 0.3%

Mueller Water Products, Inc., Class A	30,800	369,292
Valmont Industries, Inc.	3,648	523,670

		892,962

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	56,700
Shiloh Industries, Inc.†	13,600	119,136

		175,836

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†	40,000	155,200

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	15,700	339,277
KVH Industries, Inc.†	14,357	169,413

		508,690

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.	1	19
Hawaiian Telcom Holdco, Inc.†	5,900	179,478
HC2 Holdings, Inc.†	25,729	117,324

		296,821

Telecommunication Equipment - 0.1%

Aware, Inc.†	14,500	71,775
Communications Systems, Inc.	30,000	108,300
Wireless Telecom Group, Inc.†	68,200	100,254

		280,329

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	169,400

Textile-Apparel - 0.1%

Cherokee, Inc.†#	6,400	29,440
Tandy Leather Factory, Inc.†	15,000	123,750

		153,190

Textile-Products - 0.0%

Dixie Group, Inc.†	10,000	41,000

Theaters - 0.8%

Cinemark Holdings, Inc.#	69,645	2,318,482

Therapeutics - 0.2%

Actinium Pharmaceuticals, Inc.†	32,100	19,581
Aquinox Pharmaceuticals, Inc.†#	3,483	50,887
CorMedix, Inc.†#	40,000	19,800
Egalet Corp.†#	25,000	30,250
Histogenics Corp.†	50,000	92,000
Ocera Therapeutics, Inc.†	37,800	35,154
Oncobiologics, Inc.†	25,000	21,702
Xencor, Inc.†#	8,238	178,106
Zafgen, Inc.†	15,000	54,150

		501,630

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†#	10,034	47,160
Willis Lease Finance Corp.†	7,000	166,600

		213,760

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc., Class A†	35,000	79,100

Transport-Services - 0.2%

Matson, Inc.	14,100	363,780
Radiant Logistics, Inc.†	37,800	190,890

		554,670

Transport-Truck - 1.7%

Knight Transportation, Inc.#	53,506	2,089,409
Landstar System, Inc.	27,327	2,550,976
P.A.M. Transportation Services, Inc.†	1,357	26,814
Patriot Transportation Holding, Inc.†	5,000	96,550
Saia, Inc.†	5,458	308,650
Schneider National, Inc., Class B	10,588	235,583
XPO Logistics, Inc.†	1	61

		5,308,043

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	25,200	336,420

Vitamins & Nutrition Products - 0.0%

Natural Grocers by Vitamin Cottage, Inc.†#	14,000	78,680

Water - 0.2%

California Water Service Group	12,300	460,635
Middlesex Water Co.	196	7,444

		468,079

Web Hosting/Design - 0.7%

Q2 Holdings, Inc.†#	54,712	2,221,307

Web Portals/ISP - 0.0%

Synacor, Inc.†#	44,000	101,200

Wireless Equipment - 0.1%

ID Systems, Inc.†	22,000	139,480
TESSCO Technologies, Inc.	5,900	77,290

		216,770

Total Common Stocks
(cost $271,913,349)		297,367,880

CONVERTIBLE PREFERRED SECURITIES - 0.2%
E-Commerce/Services - 0.1%

CarGurus, Inc., Series D†(3)(4)(5)	2,567	179,433
CarGurus, Inc., Series E†(3)(4)(5)	814	56,899
Vroom, Inc. Series F†(3)	5,863	100,009

		336,341

Enterprise Software/Service - 0.1%

Plex Systems, Inc., Series B†(3)(4)(5)	50,422	93,785

Internet Infrastructure Software - 0.0%

MongoDB, Inc., Series F†(3)(4)(5)	4,475	41,170

Total Convertible Preferred Securities
(cost $438,974)		471,296

WARRANTS† - 0.0%
Food-Confectionery - 0.0%

Simply Good Foods Co. Expires 07/07/2022 (strike price $11.50)	4,766	11,867

Medical-Biomedical/Gene - 0.0%

Asterias Biotherapeutics, Inc. # Expires 09/29/2017 (strike price $5.00)	1,890	435

Total Warrants
(cost $10,655)		12,302

Total Long-Term Investment Securities
(cost $272,362,978)		297,851,478

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Registered Investment Companies - 5.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93%(2)	711,415	711,415
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	16,158,264	16,158,264
T. Rowe Price Government Reserve Fund 1.04%(2)	667,531	667,531

Total Short-Term Investment Securities
(cost $17,537,210)		17,537,210

REPURCHASE AGREEMENTS - 2.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $6,969,023 collateralized by $7,430,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $7,109,544

(cost $6,969,000)	$6,969,000	6,969,000

TOTAL INVESTMENTS
(cost $296,869,188)	105.7%	322,357,688
Liabilities in excess of other assets	(5.7)	(17,379,739)

NET ASSETS	100.0%	$304,977,949

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $65,203,762. This was secured by collateral of $16,158,264, which was received in cash and subsequently invested in short-term investments currently valued at $16,158,264 as reported in the Portfolio of Investments. Additional collateral of $50,436,285 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$2,884,376
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	2,370,090
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	4,951,560
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	1,727,603
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	38,502,656

(2)	The rate shown is the 7-day yield as of August 31, 2017.
(3)	Security classified as Level 3 (see Note 1).
(4)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $644,092 representing 0.2% of net assets.

(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cloudera, Inc.	02/05/2014	6,715	$97,770	$127,014	$18.92	0.04%
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	45,887	9.07	0.02
Venture Global LNG, Inc.	05/25/2017	28	99,904	99,904	3,568	0.03
Convertible Preferred Securities
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	179,433	69.90	0.06
CarGurus, Inc., Series E	08/23/2016	814	44,111	56,899	69.90	0.02
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	41,170	9.20	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	93,785	1.86	0.03

				$644,092		0.21%

ADR – American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$5,990,534	$127,014		$—	$6,117,548
E-Commerce/Services	3,479,970	—		45,887	3,525,857
Finance-Other Services	855,749	—		124,794	980,543
Oil Companies-Exploration & Production	4,115,645	34,493		99,904	4,250,042
Other Industries	282,331,173	162,717	**	—	282,493,890
Convertible Preferred Securities	—	—		471,296	471,296
Warrants	12,302	—		—	12,302
Short-Term Investment Securities	17,537,210	—		—	17,537,210
Repurchase Agreements	—	6,969,000		—	6,969,000

Total Investments at Value	$314,322,583	$7,293,224		$741,881	$322,357,688

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board

(see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.7%
Advanced Materials - 0.0%

Core Molding Technologies, Inc.	4,372	$89,932

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	33,106	337,681

Advertising Sales - 0.0%

Clear Channel Outdoor Holdings, Inc., Class A	21,276	81,913
Yext, Inc.†#	7,221	93,945

		175,858

Aerospace/Defense - 0.3%

Aerovironment, Inc.†	12,304	603,142
Cubic Corp.	15,039	645,925
Esterline Technologies Corp.†	15,598	1,332,069
Kratos Defense & Security Solutions, Inc.†#	42,676	571,005
National Presto Industries, Inc.	2,954	294,219

		3,446,360

Aerospace/Defense-Equipment - 0.8%

AAR Corp.	19,166	691,126
Aerojet Rocketdyne Holdings, Inc.†	41,192	1,220,519
Astronics Corp.†	12,773	335,802
Curtiss-Wright Corp.	26,338	2,550,045
Ducommun, Inc.†	6,270	172,425
Kaman Corp.	16,038	786,504
KLX, Inc.†	30,831	1,478,038
Moog, Inc., Class A†	18,986	1,457,365
Triumph Group, Inc.#	29,088	765,015

		9,456,839

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	56,401	209,248

Agricultural Operations - 0.1%

Alico, Inc.#	1,851	59,232
Andersons, Inc.	16,072	511,893
Cadiz, Inc.†#	12,445	151,829
Limoneira Co.	7,114	159,354
Tejon Ranch Co.†	8,855	176,923

		1,059,231

Airlines - 0.3%

Allegiant Travel Co.#	7,809	921,462
Hawaiian Holdings, Inc.†	31,580	1,353,203
SkyWest, Inc.	30,228	1,048,912

		3,323,577

Apparel Manufacturers - 0.2%

Columbia Sportswear Co.	17,389	996,216
Delta Apparel, Inc.†	4,128	80,991
Oxford Industries, Inc.	9,811	567,174
Sequential Brands Group, Inc.†	23,669	72,191
Superior Uniform Group, Inc.	5,010	110,320

		1,826,892

Appliances - 0.1%

iRobot Corp.†#	15,761	1,503,915

Applications Software - 0.9%

Appfolio, Inc., Class A†	4,754	203,947
Bazaarvoice, Inc.†	49,661	235,890
Brightcove, Inc.†	20,201	142,417
Callidus Software, Inc.†	38,408	989,006
Ebix, Inc.#	14,317	826,091
Five9, Inc.†	31,047	667,510
HubSpot, Inc.†#	20,050	1,470,667
MINDBODY, Inc., Class A†	21,947	519,047
New Relic, Inc.†#	17,459	836,286
Park City Group, Inc.†#	7,790	98,154
PDF Solutions, Inc.†#	16,623	252,503
Progress Software Corp.	28,369	952,631
RealPage, Inc.†	34,960	1,506,776
Twilio, Inc., Class A†#	37,034	1,084,356
Upland Software, Inc.†	4,331	99,613
Verint Systems, Inc.†	37,259	1,479,182

		11,364,076

Athletic Equipment - 0.1%

Clarus Corp.†	12,237	88,718
Nautilus, Inc.†	17,993	294,186
Vista Outdoor, Inc.†	34,066	698,353

		1,081,257

Auction Houses/Art Dealers - 0.1%

B. Riley Financial, Inc.	8,140	133,496
Sotheby’s†	22,695	1,018,325

		1,151,821

Audio/Video Products - 0.1%

Daktronics, Inc.	21,144	203,617
Universal Electronics, Inc.†#	8,415	492,698
VOXX International Corp.†	11,944	96,746

		793,061

Auto Repair Centers - 0.1%

Monro, Inc.#	18,900	901,530

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	4,327	78,751
Navistar International Corp.†#	29,626	1,012,024
REV Group, Inc.#	7,525	189,555

		1,280,330

Auto-Truck Trailers - 0.1%

Wabash National Corp.#	35,454	745,243

Auto/Truck Parts & Equipment-Original - 0.8%

American Axle & Manufacturing Holdings, Inc.†	49,795	727,505
Cooper-Standard Holding, Inc.†	10,450	1,051,061
Dana, Inc.	86,639	2,085,401
Gentherm, Inc.†	21,824	679,818
Horizon Global Corp.†#	15,195	261,354
Meritor, Inc.†	49,898	990,974
Miller Industries, Inc.	6,563	164,731
Modine Manufacturing Co.†	29,440	475,456
Spartan Motors, Inc.	20,351	187,229
Superior Industries International, Inc.	14,671	214,930
Supreme Industries, Inc., Class A	8,287	173,530
Tenneco, Inc.	31,804	1,723,777
Titan International, Inc.	29,669	254,560
Tower International, Inc.	11,769	264,214

		9,254,540

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	14,989	89,035
Dorman Products, Inc.†	16,320	1,083,974
Douglas Dynamics, Inc.	13,155	459,110
Motorcar Parts of America, Inc.†#	11,127	292,306
Standard Motor Products, Inc.#	12,831	565,847

		2,490,272

B2B/E-Commerce - 0.1%

ePlus, Inc.†	7,823	654,785
TechTarget, Inc.†	11,683	116,129

		770,914

Banks-Commercial - 8.8%

1st Source Corp.	9,599	447,985
Access National Corp.	8,847	227,191
ACNB Corp.	3,550	92,833
Allegiance Bancshares, Inc.†#	6,817	232,119
American National Bankshares, Inc.	4,865	177,573
Ameris Bancorp	21,631	952,846
Ames National Corp.#	5,102	138,264
Arrow Financial Corp.#	6,850	221,255
ASB Bancorp, Inc.†	1,673	74,198
Atlantic Capital Bancshares, Inc.†	12,434	223,190
BancFirst Corp.	10,006	504,302
Bancorp, Inc.†	29,291	229,934
BancorpSouth, Inc.	51,268	1,489,335
Bank of Commerce Holdings	9,224	97,313
Bank of Marin Bancorp	3,567	233,460
Bank of N.T. Butterfield & Son, Ltd.	32,044	1,053,607
Bankwell Financial Group, Inc.	3,574	121,159
Banner Corp.	19,628	1,081,895
Bar Harbor Bankshares	8,958	235,237
BCB Bancorp, Inc.	5,643	80,131
Blue Hills Bancorp, Inc.	14,193	265,409
Bridge Bancorp, Inc.	11,230	347,007
Bryn Mawr Bank Corp.	9,984	408,845
C&F Financial Corp.	1,946	91,170
Cadence BanCorp†	5,190	108,160
Camden National Corp.	9,116	355,524
Capital Bank Financial Corp., Class A#	17,323	651,345
Capital City Bank Group, Inc.	6,583	136,202
Capstar Financial Holdings, Inc.†#	5,130	88,954
Carolina Financial Corp.	8,573	291,739
Cass Information Systems, Inc.	6,485	397,012
Cathay General Bancorp, Class B	44,870	1,582,565
CenterState Banks, Inc.	32,125	786,099
Central Pacific Financial Corp.	17,756	514,924
Central Valley Community Bancorp	5,901	116,073
Century Bancorp, Inc., Class A	1,742	116,366
Chemical Financial Corp.	42,234	1,917,846
Chemung Financial Corp.	1,902	76,822
Citizens & Northern Corp.#	7,001	157,102
City Holding Co.	9,035	572,187
Civista Bancshares, Inc.#	5,909	119,421
CNB Financial Corp.	8,795	212,487
CoBiz Financial, Inc.	22,664	386,421
Codorus Valley Bancorp, Inc.	4,840	121,242
Columbia Banking System, Inc.	34,677	1,288,944
Commerce Union Bancshares, Inc.	4,129	99,055
Community Bank System, Inc.	29,251	1,505,256
Community Financial Corp.	2,357	82,495
Community Trust Bancorp, Inc.	9,171	390,226
ConnectOne Bancorp, Inc.	17,990	410,172
County Bancorp, Inc.	2,788	83,584
CU Bancorp†	9,843	350,903
Customers Bancorp, Inc.†	16,788	473,086
CVB Financial Corp.#	61,686	1,276,900
DNB Financial Corp.	1,847	60,120
Eagle Bancorp, Inc.†	18,784	1,168,365
Enterprise Bancorp, Inc.	5,633	180,200
Enterprise Financial Services Corp.	13,421	512,682
Equity Bancshares, Inc., Class A†	6,345	216,682
Evans Bancorp, Inc.	2,752	113,658
Farmers & Merchants Bancorp, Inc.#	2,641	176,841
Farmers Capital Bank Corp.	4,381	164,068
Farmers National Banc Corp.	15,005	205,569
FB Financial Corp.†	3,948	137,193
FCB Financial Holdings, Inc., Class A†	20,971	914,336
Fidelity Southern Corp.	12,954	283,174
Financial Institutions, Inc.	8,282	225,270
First BanCorp	14,583	451,198
First BanCorp†	97,660	554,709
First BanCorp, Inc.	6,077	158,184
First Bancshares, Inc.	5,059	142,664
First Busey Corp.	22,596	651,895
First Business Financial Services, Inc.	4,899	104,398
First Citizens BancShares, Inc., Class A	4,418	1,504,373
First Commonwealth Financial Corp.	57,644	726,891
First Community Bancshares, Inc.	9,894	254,672
First Connecticut Bancorp, Inc.	8,398	207,851
First Financial Bancorp	36,705	879,085
First Financial Bankshares, Inc.#	37,788	1,513,409
First Financial Corp.	6,299	273,377
First Foundation, Inc.†	16,793	284,641
First Guaranty Bancshares, Inc.	2,320	60,761
First Internet Bancorp	3,667	116,611
First Interstate BancSystem, Inc., Class A	15,295	538,384
First Merchants Corp.	24,410	958,581
First Mid-Illinois Bancshares, Inc.	5,986	207,594
First Midwest Bancorp, Inc.	60,832	1,282,339
First Northwest Bancorp†	5,994	95,065
First of Long Island Corp.	13,914	372,200
FNB Bancorp	3,158	94,582
Franklin Financial Network, Inc.†	7,017	229,456
Fulton Financial Corp.	102,167	1,782,814
German American Bancorp, Inc.	12,624	410,785
Glacier Bancorp, Inc.	45,804	1,521,151
Great Southern Bancorp, Inc.	6,466	322,007
Great Western Bancorp, Inc.	35,277	1,267,150
Green Bancorp, Inc.†	12,695	254,535
Guaranty Bancorp	13,988	360,890
Guaranty Bancshares, Inc.	1,202	36,348
Hancock Holding Co.	50,223	2,207,301
Hanmi Financial Corp.	18,776	501,319
HarborOne Bancorp, Inc.†#	7,731	132,896
Heartland Financial USA, Inc.	14,627	665,529
Heritage Commerce Corp.	21,563	288,944
Heritage Financial Corp.	17,531	458,436
Hilltop Holdings, Inc.	44,662	1,057,150
Home BancShares, Inc.	77,009	1,795,080
HomeStreet, Inc.†	17,261	435,840
Hope Bancorp, Inc.	77,302	1,247,654
Horizon Bancorp	12,685	331,966
Howard Bancorp, Inc.†	5,244	103,569
IBERIABANK Corp.	30,132	2,308,111
Independent Bank Corp./Rockland MA	15,887	1,100,969
Independent Bank Corp./MI	12,101	246,860
International Bancshares Corp.	32,623	1,172,797
Investar Holding Corp.	4,867	107,074
Kearny Financial Corp.	50,595	715,919
Lakeland Bancorp, Inc.	26,732	494,542
Lakeland Financial Corp.	14,391	625,433
LCNB Corp.	5,281	97,434
LegacyTexas Financial Group, Inc.	28,155	1,013,298
Live Oak Bancshares, Inc.#	11,773	263,127
Macatawa Bank Corp.	15,470	148,048

MainSource Financial Group, Inc.	14,718	481,720
MB Financial, Inc.	48,273	1,919,817
MBT Financial Corp.	10,619	107,783
Mercantile Bank Corp.	9,598	291,683
Middlefield Banc Corp.	1,558	70,032
Midland States Bancorp, Inc.	9,130	278,830
MidSouth Bancorp, Inc.	5,293	62,722
MidWestOne Financial Group, Inc.	6,648	218,586
National Bankshares, Inc.#	4,033	158,900
National Commerce Corp.†	6,269	249,193
NBT Bancorp, Inc.	25,422	834,604
Nicolet Bankshares, Inc.†	5,328	291,175
Northeast Bancorp	4,319	93,290
Northrim BanCorp, Inc.	4,037	120,504
Norwood Financial Corp.#	2,275	100,191
OFG Bancorp	25,767	224,173
Ohio Valley Banc Corp.#	2,431	79,980
Old Line Bancshares, Inc.	5,072	139,480
Old National Bancorp	80,037	1,308,605
Old Point Financial Corp.#	2,159	66,368
Old Second Bancorp, Inc.	17,229	197,272
Opus Bank	12,350	276,640
Orrstown Financial Services, Inc.	4,416	107,971
Pacific Continental Corp.	12,912	306,660
Pacific Mercantile Bancorp†	9,212	78,302
Paragon Commercial Corp.†	2,505	129,884
Park National Corp.	7,960	768,856
Park Sterling Corp.	30,739	349,502
PCSB Financial Corp.†	10,778	182,364
Peapack Gladstone Financial Corp.	9,998	304,639
Penns Woods Bancorp, Inc.#	2,746	117,831
People’s Utah Bancorp	8,049	220,140
Peoples Bancorp of North Carolina, Inc.	2,517	76,466
Peoples Bancorp, Inc.	9,781	303,798
Peoples Financial Services Corp.	4,081	169,566
Preferred Bank	7,736	416,197
Premier Financial Bancorp, Inc.	5,604	105,916
Provident Bancorp, Inc.†	2,616	53,366
QCR Holdings, Inc.	7,220	315,514
Renasant Corp.	25,728	1,024,746
Republic Bancorp, Inc., Class A	5,737	204,122
Republic First Bancorp, Inc.†#	29,018	245,202
S&T Bancorp, Inc.	20,478	735,979
Sandy Spring Bancorp, Inc.	14,050	541,909
Seacoast Banking Corp. of Florida†	23,809	544,512
ServisFirst Bancshares, Inc.#	27,558	940,003
Shore Bancshares, Inc.	7,450	122,851
Sierra Bancorp	7,295	184,636
Simmons First National Corp., Class A	18,014	940,331
SmartFinancial, Inc.†	4,266	98,502
South State Corp.	17,209	1,415,440
Southern First Bancshares, Inc.†	3,860	136,451
Southern National Bancorp of Virginia, Inc.	11,005	184,334
Southside Bancshares, Inc.	16,499	539,022
Southwest Bancorp, Inc.	10,528	265,832
State Bank Financial Corp.	22,349	600,518
Stock Yards Bancorp, Inc.	13,000	452,400
Stonegate Bank	8,352	402,650
Summit Financial Group, Inc.	6,475	141,738
Sun Bancorp, Inc.	6,394	149,300
Sunshine Bancorp, Inc.†	4,389	94,802
Texas Capital Bancshares, Inc.†	29,686	2,204,186
Tompkins Financial Corp.#	8,720	662,022
Towne Bank	33,685	1,034,130
TriCo Bancshares	12,170	433,009
TriState Capital Holdings, Inc.†	13,304	278,054
Triumph Bancorp, Inc.†	9,142	257,804
TrustCo Bank Corp.	55,041	434,824
Trustmark Corp.	40,196	1,190,606
Two River Bancorp#	4,291	78,182
UMB Financial Corp.	26,971	1,810,294
Umpqua Holdings Corp.	131,975	2,309,562
Union Bankshares Corp.	25,710	805,494
United Bankshares, Inc.	59,599	1,999,546
United Community Banks, Inc.	42,143	1,100,354
United Security Bancshares	7,756	71,743
Unity Bancorp, Inc.	4,593	79,689
Univest Corp. of Pennsylvania	15,462	450,717
Valley National Bancorp	153,898	1,722,119
Veritex Holdings, Inc.†	8,525	225,145
Washington Trust Bancorp, Inc.	8,931	457,714
WashingtonFirst Bankshares, Inc.	5,813	196,886
WesBanco, Inc.	25,080	952,538
West Bancorporation, Inc.	9,460	207,647
Westamerica Bancorporation#	15,164	781,704
Western New England Bancorp, Inc.	16,472	163,896
Wintrust Financial Corp.	33,050	2,406,370
Xenith Bankshares, Inc.†	3,056	87,554

		107,137,013

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	49,667	730,105
Parke Bancorp, Inc.	3,408	66,285
Union Bankshares, Inc.	2,319	100,065

		896,455

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.†	16,533	796,725

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	10,515	585,160
National Bank Holdings Corp., Class A	14,822	476,972

		1,062,132

Batteries/Battery Systems - 0.1%

EnerSys	26,005	1,666,920

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated#	2,803	598,693
National Beverage Corp.#	6,995	812,889
Primo Water Corp.†	15,075	165,071

		1,576,653

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.#	7,688	432,296

Bicycle Manufacturing - 0.1%

Fox Factory Holding Corp.†	20,871	834,840

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	5,291	788,359
Craft Brew Alliance, Inc.†	7,555	131,457

		919,816

Broadcast Services/Program - 0.2%

Hemisphere Media Group, Inc.†	9,291	120,319
MSG Networks, Inc., Class A†	35,687	765,486
TiVo Corp.	69,938	1,279,865
World Wrestling Entertainment, Inc., Class A#	22,791	496,844

		2,662,514

Building & Construction Products-Misc. - 0.9%

Armstrong Flooring, Inc.†	13,886	207,179
Builders FirstSource, Inc.†	57,636	938,314
Caesarstone, Ltd.†	13,508	391,394

Forterra, Inc.†#	11,117	36,908
Gibraltar Industries, Inc.†	18,915	553,264
Louisiana-Pacific Corp.†	86,662	2,208,148
NCI Building Systems, Inc.†	23,817	400,126
Patrick Industries, Inc.†	9,640	713,360
Ply Gem Holdings, Inc.†	13,216	205,509
Quanex Building Products Corp.#	20,456	400,938
Simpson Manufacturing Co., Inc.	24,556	1,075,062
Summit Materials, Inc., Class A†	63,773	1,883,854
Trex Co., Inc.†	17,600	1,337,600

		10,351,656

Building & Construction-Misc. - 0.2%

Aegion Corp.†	19,810	429,283
Comfort Systems USA, Inc.	21,950	747,398
Hill International, Inc.†	20,321	96,525
IES Holdings, Inc.†	5,164	85,206
MYR Group, Inc.†	9,519	245,685
TopBuild Corp.†	21,990	1,305,106

		2,909,203

Building Products-Air & Heating - 0.1%

AAON, Inc.	24,677	804,470

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	23,537	573,126
US Concrete, Inc.†#	9,073	726,294

		1,299,420

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	16,862	736,869
Griffon Corp.	17,461	323,902
JELD-WEN Holding, Inc.†	13,409	409,243
Masonite International Corp.†	17,730	1,122,309
PGT Innovations , Inc.†	28,822	380,450

		2,972,773

Building Products-Light Fixtures - 0.1%

Cree, Inc.†	58,190	1,415,763
LSI Industries, Inc.	14,436	82,141

		1,497,904

Building Products-Wood - 0.1%

Boise Cascade Co.†	23,045	691,350
Universal Forest Products, Inc.	11,916	1,039,194

		1,730,544

Building-Heavy Construction - 0.6%

Chicago Bridge & Iron Co. NV#	60,035	740,832
Dycom Industries, Inc.†#	18,169	1,465,875
Granite Construction, Inc.	23,651	1,306,245
Layne Christensen Co.†	10,750	115,455
MasTec, Inc.†	39,667	1,618,414
Orion Group Holdings, Inc.†	16,133	97,443
Primoris Services Corp.	23,491	672,078
Sterling Construction Co., Inc.†	15,389	181,282
Tutor Perini Corp.†	22,282	582,674

		6,780,298

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	33,312	1,480,052

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,090	684,860
Winnebago Industries, Inc.	18,768	678,463

		1,363,323

Building-Residential/Commercial - 0.6%

AV Homes, Inc.†#	7,252	112,043
Beazer Homes USA, Inc.†	18,629	277,758
Century Communities, Inc.†	11,371	256,416
Green Brick Partners, Inc.†	13,731	129,758
Hovnanian Enterprises, Inc., Class A†#	73,591	133,936
Installed Building Products, Inc.†	12,851	741,503
KB Home#	49,992	1,069,829
LGI Homes, Inc.†#	10,299	438,119
M/I Homes, Inc.†	14,207	349,492
MDC Holdings, Inc.	24,780	774,375
Meritage Homes Corp.†	22,936	933,495
New Home Co., Inc.†	7,354	75,893
PICO Holdings, Inc.†	13,236	215,085
Taylor Morrison Home Corp., Class A†	36,426	736,534
TRI Pointe Group, Inc.†	93,755	1,194,439
William Lyon Homes, Class A†#	14,202	340,706

		7,779,381

Cable/Satellite TV - 0.0%

Global Eagle Entertainment, Inc.†#	30,422	94,004

Capacitors - 0.1%

KEMET Corp.†	27,218	650,782

Casino Hotels - 0.2%

Boyd Gaming Corp.#	49,500	1,308,780
Caesars Entertainment Corp.†#	33,941	393,716
Century Casinos, Inc.†	12,584	86,200
Monarch Casino & Resort, Inc.†	6,446	229,284

		2,017,980

Casino Services - 0.1%

Eldorado Resorts, Inc.†#	27,469	631,787
Scientific Games Corp., Class A†#	31,706	1,116,051

		1,747,838

Cellular Telecom - 0.0%

ATN International, Inc.	6,320	382,802

Chemicals-Diversified - 0.2%

Aceto Corp.#	17,496	185,633
AdvanSix, Inc.†	17,848	569,887
Codexis, Inc.†#	24,291	134,815
Innophos Holdings, Inc.	11,525	526,231
Innospec, Inc.	14,275	792,262
Koppers Holdings, Inc.†	12,290	481,768

		2,690,596

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	25,537	350,368

Chemicals-Other - 0.0%

American Vanguard Corp.	17,103	346,336

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	17,020	517,408
Landec Corp.†	16,001	208,013
PolyOne Corp.	48,501	1,752,826

		2,478,247

Chemicals-Specialty - 1.2%

AgroFresh Solutions, Inc.†	13,123	93,436
Balchem Corp.	18,872	1,414,645
Calgon Carbon Corp.	30,103	367,257
CSW Industrials, Inc.†	8,627	361,040
Ferro Corp.†	49,885	961,284
GCP Applied Technologies, Inc.†	42,722	1,206,896
H.B. Fuller Co.	30,053	1,508,360
Hawkins, Inc.	5,741	204,667
Ingevity Corp.†	25,341	1,595,723
KMG Chemicals, Inc.	5,496	263,918
Kraton Corp.†	17,856	586,212
Minerals Technologies, Inc.	20,943	1,340,352
Oil-Dri Corp. of America	2,987	121,571
OMNOVA Solutions, Inc.†	25,733	223,877

Quaker Chemical Corp.#	7,740	1,077,563
Sensient Technologies Corp.	26,384	1,903,606
Stepan Co.	11,890	919,810
Tronox, Ltd., Class A	38,728	801,282
Valhi, Inc.	15,061	32,833

		14,984,332

Circuit Boards - 0.1%

Park Electrochemical Corp.	11,470	208,295
TTM Technologies, Inc.†	55,038	783,741

		992,036

Coal - 0.2%

Arch Coal, Inc., Class A	13,055	1,042,703
Cloud Peak Energy, Inc.†	44,045	138,301
Hallador Energy Co.	9,554	55,413
Peabody Energy Corp.†	36,718	1,064,822
Ramaco Resources, Inc.†#	3,610	28,050
SunCoke Energy, Inc.†	38,372	357,627
Warrior Met Coal, Inc.	10,028	273,664
Westmoreland Coal Co.†	11,021	25,679

		2,986,259

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	13,511	282,785

Coffee - 0.0%

Farmer Bros. Co.†	5,173	168,381

Commercial Services - 0.6%

Acacia Research Corp.†	29,474	95,791
Care.com, Inc.†	7,995	119,685
Collectors Universe, Inc.	4,460	107,174
Emerald Expositions Events, Inc.	9,327	202,769
Healthcare Services Group, Inc.	42,450	2,173,440
HMS Holdings Corp.†	49,957	885,238
Medifast, Inc.	6,312	357,385
National Research Corp., Class A	5,638	182,107
Nutrisystem, Inc.	17,693	960,730
Pendrell Corp.†	7,129	48,335
RPX Corp.†	26,907	351,405
ServiceSource International, Inc.†	45,137	158,882
SP Plus Corp.†	10,365	382,469
Team, Inc.†#	17,431	215,273
Weight Watchers International, Inc.†	16,674	780,510

		7,021,193

Commercial Services-Finance - 0.5%

Cardtronics PLC, Class A†	27,153	705,435
CBIZ, Inc.†	30,461	461,484
CPI Card Group, Inc.#	12,171	11,688
Everi Holdings, Inc.†	37,930	292,440
EVERTEC, Inc.	36,034	663,026
Green Dot Corp., Class A†	27,228	1,311,845
LendingTree, Inc.†	3,794	876,224
Liberty Tax, Inc.	4,083	54,916
MoneyGram International, Inc.†	17,337	273,231
Travelport Worldwide, Ltd.	73,956	1,119,694

		5,769,983

Communications Software - 0.1%

BroadSoft, Inc.†#	18,298	906,666
Digi International, Inc.†	15,758	144,974
pdvWireless, Inc.†#	5,630	164,677

		1,216,317

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	44,728	2,829,046
Exa Corp.†	8,277	118,775

		2,947,821

Computer Data Security - 0.1%

Qualys, Inc.†	18,705	888,487
Varonis Systems, Inc.†	11,397	442,204

		1,330,691

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	24,774	452,125

Computer Services - 1.3%

Barracuda Networks, Inc.†	14,989	362,884
CACI International, Inc., Class A†	14,546	1,888,071
Carbonite, Inc.†	14,718	294,360
Cogint, Inc.†#	12,055	59,070
Convergys Corp.	55,983	1,315,601
DMC Global, Inc.	8,404	108,832
Engility Holdings, Inc.†	10,745	333,847
EPAM Systems, Inc.†	29,290	2,382,156
ExlService Holdings, Inc.†	19,495	1,097,179
Insight Enterprises, Inc.†	21,218	850,417
KeyW Holding Corp.†	28,704	205,234
MAXIMUS, Inc.	38,263	2,325,625
Presidio, Inc.†	11,317	157,419
Science Applications International Corp.	26,093	1,927,751
SecureWorks Corp., Class A†#	4,815	49,257
StarTek, Inc.†	6,052	72,019
Sykes Enterprises, Inc.†	23,364	622,884
Syntel, Inc.#	19,691	355,619
TeleTech Holdings, Inc.	8,272	328,398
Unisys Corp.†#	29,989	232,415
Virtusa Corp.†#	16,482	598,626

		15,567,664

Computer Software - 0.7%

Avid Technology, Inc.†#	19,906	87,786
Blackbaud, Inc.#	28,409	2,398,004
Box, Inc., Class A†	46,786	917,941
Cloudera, Inc.†#	8,304	161,098
CommerceHub, Inc., Series A†	8,178	181,306
CommerceHub, Inc., Series C†	17,315	367,597
Cornerstone OnDemand, Inc.†#	31,020	1,085,080
Envestnet, Inc.†	25,660	1,140,587
Guidance Software, Inc.†	13,239	93,732
j2 Global, Inc.	27,681	2,083,826
Planet Payment, Inc.†	25,141	99,558
Simulations Plus, Inc.	6,512	94,424
Veritone, Inc.†#	1,504	23,402
Workiva, Inc.†	14,791	298,778

		9,033,119

Computers - 0.0%

Nutanix, Inc., Class A†#	20,731	456,082

Computers-Integrated Systems - 0.6%

Agilysys, Inc.†	9,134	93,989
Cray, Inc.†	23,888	450,289
Diebold Nixdorf, Inc.#	45,027	920,802
Maxwell Technologies, Inc.†	21,489	119,694
Mercury Systems, Inc.†	27,913	1,346,802
MTS Systems Corp.#	10,010	484,484
NetScout Systems, Inc.†	52,950	1,734,112
Radisys Corp.†	21,955	34,469
Silver Spring Networks, Inc.†#	24,900	315,234
Super Micro Computer, Inc.†	23,208	617,913
USA Technologies, Inc.†#	23,199	126,435
VeriFone Systems, Inc.†#	66,356	1,311,858

		7,556,081

Computers-Memory Devices - 0.1%

Pure Storage, Inc., Class A†#	55,436	825,442
Quantum Corp.†	16,669	91,846

		917,288

Computers-Other - 0.3%

3D Systems Corp.†#	65,096	817,606
ExOne Co.†#	6,628	53,621
Lumentum Holdings, Inc.†#	36,312	2,064,337
Stratasys, Ltd.†	29,772	666,297

		3,601,861

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†#	27,585	980,923
Immersion Corp.†#	17,341	126,936
Mitek Systems, Inc.†	18,369	186,445

		1,294,304

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	16,657	463,897

Consulting Services - 0.4%

Advisory Board Co.†	24,069	1,281,674
CRA International, Inc.	4,972	186,599
Forrester Research, Inc.	5,985	243,889
Franklin Covey Co.†	5,782	108,701
FTI Consulting, Inc.†	24,535	831,982
Hackett Group, Inc.	14,243	194,559
Huron Consulting Group, Inc.†	13,057	394,974
ICF International, Inc.†	10,679	513,126
Information Services Group, Inc.†	19,305	72,394
Navigant Consulting, Inc.†	28,090	430,620
Vectrus, Inc.†	6,515	186,199

		4,444,717

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†#	6,290	221,723
Central Garden & Pet Co., Class A†	21,020	716,572
CSS Industries, Inc.	5,313	142,282
Helen of Troy, Ltd.†	16,241	1,466,562
WD-40 Co.#	8,231	896,767

		3,443,906

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A#	15,211	919,505
Greif, Inc., Class B	3,350	211,552

		1,131,057

Containers-Paper/Plastic - 0.2%

KapStone Paper and Packaging Corp.	51,798	1,158,721
Multi-Color Corp.	8,141	649,652
UFP Technologies, Inc.†	3,845	102,277

		1,910,650

Cosmetics & Toiletries - 0.1%

elf Beauty, Inc.†#	12,331	255,129
Inter Parfums, Inc.	10,303	406,453
Revlon, Inc., Class A†#	7,032	118,841

		780,423

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	11,945	132,828

Data Processing/Management - 0.6%

Acxiom Corp.†	46,543	1,083,986
Amber Road, Inc.†	11,944	96,269
CommVault Systems, Inc.†#	23,122	1,411,598
CSG Systems International, Inc.	19,869	769,129
Fair Isaac Corp.	18,347	2,582,524
Pegasystems, Inc.	21,831	1,256,374

		7,199,880

Decision Support Software - 0.0%

Castlight Health, Inc., Class B†#	38,107	148,617
QAD, Inc., Class A	5,875	197,988

		346,605

Diagnostic Equipment - 0.2%

Accelerate Diagnostics, Inc.†#	15,515	356,845
BioTelemetry, Inc.†	16,733	621,631
GenMark Diagnostics, Inc.†	26,152	254,720
Genomic Health, Inc.†	11,762	372,855
Oxford Immunotec Global PLC†	13,473	213,143
Quotient, Ltd.†#	15,923	61,463
Repligen Corp.†	20,407	891,174

		2,771,831

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	24,806	344,803
OraSure Technologies, Inc.†	33,704	687,899
Quidel Corp.†	16,527	577,453

		1,610,155

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†#	5,779	82,813

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	8,960	1,562,176
Merit Medical Systems, Inc.†	28,984	1,197,039
Utah Medical Products, Inc.	2,034	146,753

		2,905,968

Distribution/Wholesale - 0.7%

Anixter International, Inc.†	17,296	1,276,445
Beacon Roofing Supply, Inc.†	36,001	1,695,647
Core-Mark Holding Co., Inc.	27,169	735,193
EnviroStar, Inc.#	2,090	69,075
Essendant, Inc.	22,263	264,039
Fossil Group, Inc.†#	25,413	210,674
G-III Apparel Group, Ltd.†#	25,791	709,252
H&E Equipment Services, Inc.	18,769	441,822
Huttig Building Products, Inc.†	14,188	80,872
Nexeo Solutions, Inc.†	15,644	112,167
ScanSource, Inc.†	14,770	579,723
SiteOne Landscape Supply, Inc.†#	20,221	1,015,903
Systemax, Inc.	6,841	167,194
Titan Machinery, Inc.†	11,062	142,700
Triton International, Ltd.	25,875	955,305
Veritiv Corp.†	6,840	191,520

		8,647,531

Diversified Financial Services - 0.1%

Ladder Capital Corp.	42,047	576,885

Diversified Manufacturing Operations - 0.8%

Actuant Corp., Class A	35,487	853,462
AZZ, Inc.	15,467	756,336
Barnes Group, Inc.	29,943	1,872,036
Chase Corp.	4,258	398,123
EnPro Industries, Inc.	12,604	888,204
Fabrinet†	21,617	839,604
Federal Signal Corp.	35,148	656,916
GP Strategies Corp.†	7,477	213,842
Handy & Harman, Ltd.†	1,755	57,389
Harsco Corp.†	47,894	818,988
LSB Industries, Inc.†#	12,949	78,989
Lydall, Inc.†	9,949	467,603
NL Industries, Inc.†	4,976	37,569

Raven Industries, Inc.	21,534	602,952
Standex International Corp.	7,511	716,925
Tredegar Corp.	15,388	250,824

		9,509,762

Diversified Minerals - 0.1%

Fairmount Santrol Holdings, Inc.†#	92,406	282,762
Smart Sand, Inc.†#	13,022	77,741
United States Lime & Minerals, Inc.	1,176	94,021
US Silica Holdings, Inc.#	48,660	1,324,039

		1,778,563

Diversified Operations - 0.1%

HRG Group, Inc.†	70,850	1,118,721

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	12,044	661,818

Drug Delivery Systems - 0.5%

Antares Pharma, Inc.†	85,570	257,566
Catalent, Inc.†	74,950	3,094,686
Depomed, Inc.†#	33,986	206,635
Heron Therapeutics, Inc.†#	27,054	446,391
Nektar Therapeutics†#	88,278	1,856,486
Revance Therapeutics, Inc.†#	13,357	327,914

		6,189,678

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	15,554	139,986
Chegg, Inc.†	49,824	707,003
Etsy, Inc.†#	68,931	1,128,400
FTD Cos., Inc.†	10,059	134,690
Lands’ End, Inc.†#	7,910	96,107
Overstock.com, Inc.†	9,997	219,434
Shutterfly, Inc.†	20,281	924,408

		3,350,028

E-Commerce/Services - 0.8%

Angie’s List, Inc.†	24,035	292,266
Bankrate, Inc.†	28,129	389,587
Cars.com, Inc.†#	42,889	1,109,110
Carvana Co.†#	9,026	161,114
ChannelAdvisor Corp.†	15,091	175,056
Groupon, Inc.†	202,349	898,430
GrubHub, Inc.†#	51,181	2,921,923
Leaf Group, Ltd.†	7,055	50,090
Ominto, Inc.†#	8,450	27,462
Quotient Technology, Inc.†#	43,881	658,215
Stamps.com, Inc.†	9,434	1,804,252
Trade Desk, Inc., Class A†	10,325	546,915
TrueCar, Inc.†	37,282	631,930

		9,666,350

E-Marketing/Info - 0.1%

Liquidity Services, Inc.†	15,248	86,914
New Media Investment Group, Inc.	30,464	420,099
QuinStreet, Inc.†	21,793	116,592
Rocket Fuel, Inc.†#	21,065	54,558
Rubicon Project, Inc.†	26,426	99,362

		777,525

E-Services/Consulting - 0.0%

Perficient, Inc.†	20,445	374,144

Educational Software - 0.1%

2U, Inc.†#	26,083	1,306,758
Instructure, Inc.†#	12,659	374,707
Rosetta Stone, Inc.†	10,097	92,892

		1,774,357

Electric Products-Misc. - 0.3%

Graham Corp.	5,686	113,890
Littelfuse, Inc.	13,412	2,496,778
Novanta, Inc.†	19,077	745,911

		3,356,579

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	8,037	49,428
Spark Energy, Inc., Class A	6,869	108,874
Unitil Corp.	8,282	412,940

		571,242

Electric-Generation - 0.0%

Atlantic Power Corp.†	68,244	167,198

Electric-Integrated - 1.6%

ALLETE, Inc.	30,487	2,357,560
Ameresco, Inc., Class A†	11,125	80,656
Avista Corp.#	38,355	1,971,447
Black Hills Corp.#	31,872	2,243,151
El Paso Electric Co.	24,089	1,338,144
IDACORP, Inc.	30,106	2,678,832
MGE Energy, Inc.	20,821	1,324,216
NorthWestern Corp.	29,023	1,750,667
Otter Tail Corp.	23,430	979,374
PNM Resources, Inc.	47,549	2,016,078
Portland General Electric Co.	53,302	2,532,378

		19,272,503

Electronic Components-Misc. - 0.9%

AVX Corp.	27,455	479,090
Bel Fuse, Inc., Class B	5,727	146,039
Benchmark Electronics, Inc.†	29,787	968,077
CTS Corp.	19,037	428,333
Kimball Electronics, Inc.†	15,807	301,123
Knowles Corp.†	52,515	770,395
Methode Electronics, Inc.	21,325	872,193
Microvision, Inc.†	40,626	96,284
NVE Corp.	2,842	215,537
OSI Systems, Inc.†	10,366	861,000
Plexus Corp.†	20,005	1,041,860
Rogers Corp.†	10,745	1,273,820
Sanmina Corp.†	43,983	1,647,163
Sparton Corp.†	5,744	133,088
Stoneridge, Inc.†	16,033	265,506
Vishay Intertechnology, Inc.#	80,233	1,420,124
Vishay Precision Group, Inc.†	6,048	132,149
ZAGG, Inc.†	16,193	204,032

		11,255,813

Electronic Components-Semiconductors - 1.2%

Alpha & Omega Semiconductor, Ltd.†	11,153	177,110
Ambarella, Inc.†	19,333	1,051,715
Amkor Technology, Inc.†	60,692	532,876
AXT, Inc.†	22,163	172,871
CEVA, Inc.†	12,769	517,783
Diodes, Inc.†	22,739	639,875
DSP Group, Inc.†	13,011	154,831
EMCORE Corp.†	16,045	146,010
GSI Technology, Inc.†	8,495	56,407
Impinj, Inc.†#	10,729	410,277
Inphi Corp.†#	25,029	958,360
IXYS Corp.†	14,905	342,815
Kopin Corp.†#	36,671	147,417
Lattice Semiconductor Corp.†	73,132	413,196
MACOM Technology Solutions Holdings, Inc.†#	24,157	1,100,110
Monolithic Power Systems, Inc.	23,785	2,409,896

Pixelworks, Inc.†	16,984	81,523
Rambus, Inc.†	66,045	856,604
Semtech Corp.†	38,638	1,452,789
Silicon Laboratories, Inc.†	24,999	1,897,424
Synaptics, Inc.†#	20,525	853,224
Xperi Corp.	29,159	794,583

		15,167,696

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.#	16,718	767,356
CyberOptics Corp.†	4,093	62,009
ESCO Technologies, Inc.	15,179	826,497
FARO Technologies, Inc.†	9,872	340,090
Fitbit, Inc., Class A†#	104,050	627,422
Itron, Inc.†	20,359	1,478,063
Mesa Laboratories, Inc.#	1,904	260,029

		4,361,466

Electronic Parts Distribution - 0.4%

SYNNEX Corp.	17,281	2,066,980
Tech Data Corp.†	20,902	2,305,282

		4,372,262

Electronic Security Devices - 0.0%

Napco Security Technologies, Inc.†	7,091	55,664

Energy-Alternate Sources - 0.4%

Clean Energy Fuels Corp.†	81,304	193,504
FutureFuel Corp.	14,907	200,946
Green Plains, Inc.	22,605	419,323
Pacific Ethanol, Inc.†	24,484	122,420
Pattern Energy Group, Inc.	41,924	1,053,131
Plug Power, Inc.†#	133,089	284,810
Renewable Energy Group, Inc.†#	22,675	274,367
REX American Resources Corp.†#	3,464	300,052
Sunrun, Inc.†#	50,621	339,161
TerraForm Global, Inc., Class A†	53,166	268,488
TerraForm Power, Inc., Class A†#	48,033	670,541
TPI Composites, Inc.†	6,365	129,464
Vivint Solar, Inc.†#	15,510	73,672

		4,329,879

Engineering/R&D Services - 0.5%

Argan, Inc.#	8,658	548,484
EMCOR Group, Inc.	35,123	2,319,523
Exponent, Inc.	15,276	1,040,296
KBR, Inc.	85,752	1,395,185
Mistras Group, Inc.†	10,303	194,830
NV5 Global, Inc.†	4,717	227,595
VSE Corp.	5,142	268,155

		5,994,068

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	24,862	520,610

Enterprise Software/Service - 0.8%

Actua Corp.†	18,203	232,998
Alteryx, Inc., Class A†	5,293	124,862
American Software, Inc., Class A	15,815	174,123
Apptio, Inc., Class A†#	10,572	188,182
Benefitfocus, Inc.†#	9,464	291,964
Blackline, Inc.†#	6,537	201,797
Coupa Software, Inc.†	17,756	540,848
Donnelley Financial Solutions, Inc.†	15,715	336,458
Everbridge, Inc.†	10,097	233,948
Evolent Health, Inc., Class A†#	22,979	383,749
Hortonworks, Inc.†	28,504	484,283
LivePerson, Inc.†	32,281	432,566
Majesco†	3,309	16,313
ManTech International Corp., Class A	15,346	617,216
MicroStrategy, Inc., Class A†	5,658	729,882
MobileIron, Inc.†#	32,658	124,100
Model N, Inc.†	13,888	188,182
MuleSoft, Inc., Class A†#	8,996	196,113
Omnicell, Inc.†	21,878	1,122,342
Paycom Software, Inc.†#	29,369	2,191,221
PROS Holdings, Inc.†	15,646	412,116
SPS Commerce, Inc.†	10,052	612,368

		9,835,631

Entertainment Software - 0.0%

Glu Mobile, Inc.†#	61,847	225,123

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	34,068	1,451,297

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	19,854	1,446,562

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	29,432	682,822
NewStar Financial, Inc.	18,376	196,991
On Deck Capital, Inc.†	29,375	141,881

		1,021,694

Finance-Consumer Loans - 0.3%

Elevate Credit, Inc.†#	8,580	54,311
Encore Capital Group, Inc.†	14,298	576,924
Enova International, Inc.†	19,693	234,347
LendingClub Corp.†	189,448	1,172,683
Nelnet, Inc., Class A	11,884	563,658
Ocwen Financial Corp.†	63,020	184,649
PRA Group, Inc.†#	27,361	790,733
Regional Management Corp.†	6,075	133,346
World Acceptance Corp.†	3,505	262,244

		3,972,895

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	32,581	1,459,629

Finance-Investment Banker/Broker - 0.7%

Cowen, Inc.†	15,432	250,770
Diamond Hill Investment Group, Inc.	1,889	370,867
Evercore, Inc., Class A	24,361	1,838,037
GAIN Capital Holdings, Inc.#	21,552	135,778
Greenhill & Co., Inc.#	16,319	245,601
Houlihan Lokey, Inc.	13,230	476,941
INTL. FCStone, Inc.†	9,024	320,262
Investment Technology Group, Inc.	19,577	393,302
Ladenburg Thalmann Financial Services, Inc.	60,545	155,601
Moelis & Co., Class A	14,951	589,069
Oppenheimer Holdings, Inc., Class A	5,835	94,819
Piper Jaffray Cos.	8,571	475,262
PJT Partners, Inc., Class A	10,776	416,600
Stifel Financial Corp.	39,709	1,896,105
Virtu Financial, Inc., Class A#	14,689	263,668

		7,922,682

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	28,341	635,405
California First National Bancorp	1,316	21,254
Marlin Business Services Corp.	5,232	136,555

		793,214

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	13,768	177,883
Ellie Mae, Inc.†#	20,167	1,673,458
Federal Agricultural Mtg. Corp., Class C	5,251	357,698

FNFV Group†	37,554	632,785
Impac Mortgage Holdings, Inc.†	6,301	83,614
Nationstar Mtg. Holdings, Inc.†#	17,424	300,041
PennyMac Financial Services, Inc., Class A†#	9,469	160,973
PHH Corp.†	31,447	446,547

		3,832,999

Finance-Other Services - 0.1%

R1 RCM, Inc.†	59,731	197,112
WageWorks, Inc.†	22,220	1,309,869

		1,506,981

Financial Guarantee Insurance - 0.5%

MBIA, Inc.†	74,678	751,261
MGIC Investment Corp.†	220,614	2,526,030
NMI Holdings, Inc., Class A†	33,950	368,358
Radian Group, Inc.	129,107	2,259,372

		5,905,021

Firearms & Ammunition - 0.1%

American Outdoor Brands Corp.†	33,482	546,426
Axon Enterprise, Inc.†#	31,056	674,226
Sturm Ruger & Co., Inc.#	10,216	467,893

		1,688,545

Food-Canned - 0.1%

Bob Evans Farms, Inc.#	11,805	811,948
Seneca Foods Corp., Class A†	4,141	123,402

		935,350

Food-Confectionery - 0.1%

Amplify Snack Brands, Inc.†#	19,718	142,167
Hostess Brands, Inc.†	47,675	635,984
Tootsie Roll Industries, Inc.#	10,082	376,563

		1,154,714

Food-Dairy Products - 0.1%

Dean Foods Co.	54,160	595,760
Lifeway Foods, Inc.†	2,798	24,343

		620,103

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.#	39,154	1,194,197
Cal-Maine Foods, Inc.†#	18,517	674,945
Darling Ingredients, Inc.†	97,796	1,701,650
J&J Snack Foods Corp.	8,975	1,144,223
John B. Sanfilippo & Son, Inc.#	5,108	317,003
Lancaster Colony Corp.	11,205	1,305,046
Snyder’s-Lance, Inc.#	51,264	1,820,897

		8,157,961

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	8,392	184,204
Smart & Final Stores, Inc.†#	13,460	94,893
SUPERVALU, Inc.†	22,845	456,672
Village Super Market, Inc., Class A	4,631	107,115
Weis Markets, Inc.	5,699	251,953

		1,094,837

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	9,549	641,215
Chefs’ Warehouse, Inc.†#	11,679	201,463
Fresh Del Monte Produce, Inc.	19,684	924,951
Performance Food Group Co.†	42,353	1,177,414
SpartanNash Co.	22,366	551,098
United Natural Foods, Inc.†	30,213	1,049,902

		4,546,043

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	44,082	393,652
Deckers Outdoor Corp.†	18,838	1,203,748
Iconix Brand Group, Inc.†	29,816	166,672
Steven Madden, Ltd.†	35,213	1,493,031
Weyco Group, Inc.#	3,759	103,561
Wolverine World Wide, Inc.	56,217	1,478,507

		4,839,171

Forestry - 0.0%

Deltic Timber Corp.	6,528	509,445

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	9,160	224,328
Matthews International Corp., Class A	18,638	1,122,940

		1,347,268

Gambling (Non-Hotel) - 0.2%

Caesars Acquisition Co., Class A†#	29,161	543,853
Golden Entertainment, Inc.†	6,288	142,863
Pinnacle Entertainment, Inc.†	31,514	614,523
Red Rock Resorts, Inc., Class A#	40,478	914,803

		2,216,042

Gas-Distribution - 1.3%

Chesapeake Utilities Corp.	9,420	748,419
Delta Natural Gas Co., Inc.	4,108	125,869
New Jersey Resources Corp.	51,227	2,236,059
Northwest Natural Gas Co.	16,933	1,122,658
ONE Gas, Inc.	31,111	2,340,792
RGC Resources, Inc.	3,981	109,677
South Jersey Industries, Inc.	47,576	1,707,027
Southwest Gas Holdings, Inc.	28,297	2,250,177
Spire, Inc.	28,139	2,152,633
WGL Holdings, Inc.	30,527	2,572,205

		15,365,516

Gold Mining - 0.0%

Gold Resource Corp.	31,251	124,691
Klondex Mines, Ltd.†#	104,780	353,109

		477,800

Golf - 0.1%

Acushnet Holdings Corp.#	13,768	226,346
Callaway Golf Co.	55,711	776,611
Drive Shack, Inc.#	37,020	99,954

		1,102,911

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	8,443	164,638
US Ecology, Inc.#	13,014	668,920

		833,558

Health Care Cost Containment - 0.1%

CorVel Corp.†	5,639	292,664
HealthEquity, Inc.†#	29,684	1,269,585

		1,562,249

Heart Monitors - 0.0%

FONAR Corp.†	3,632	107,507

Home Furnishings - 0.2%

American Woodmark Corp.†	8,401	695,603
Ethan Allen Interiors, Inc.#	14,803	432,988
Flexsteel Industries, Inc.	4,533	206,251
Hooker Furniture Corp.	6,756	271,929
Select Comfort Corp.†	24,484	723,013

		2,329,784

Hotels/Motels - 0.3%

Belmond, Ltd., Class A†	53,302	679,600

ILG, Inc.	63,368	1,672,915
La Quinta Holdings, Inc.†	48,602	767,912
Marcus Corp.	11,133	277,212
Red Lion Hotels Corp.†	9,870	69,090

		3,466,729

Housewares - 0.0%

Libbey, Inc.	13,057	106,676
Lifetime Brands, Inc.	5,805	101,007
NACCO Industries, Inc., Class A	2,426	175,885

		383,568

Human Resources - 0.7%

AMN Healthcare Services, Inc.†	28,098	1,049,460
Barrett Business Services, Inc.	4,214	217,358
BG Staffing, Inc.	4,123	66,669
Cross Country Healthcare, Inc.†	21,090	261,094
Heidrick & Struggles International, Inc.	10,929	199,454
Insperity, Inc.	10,913	876,314
Kelly Services, Inc., Class A	18,181	393,255
Kforce, Inc.	13,969	251,442
Korn/Ferry International	30,494	1,016,060
On Assignment, Inc.†	30,256	1,443,211
Paylocity Holding Corp.†#	15,481	760,737
Resources Connection, Inc.	17,058	217,490
TriNet Group, Inc.†	24,355	870,204
TrueBlue, Inc.†	25,022	511,700
Willdan Group, Inc.†	4,494	139,359

		8,273,807

Identification Systems - 0.1%

Brady Corp., Class A	27,676	922,995

Import/Export - 0.0%

Castle Brands, Inc.†#	51,699	73,413

Independent Power Producers - 0.3%

Dynegy, Inc.†	65,831	620,128
NRG Yield, Inc., Class A	20,770	377,806
NRG Yield, Inc., Class C#	37,966	702,371
Ormat Technologies, Inc.	23,615	1,356,446

		3,056,751

Industrial Audio & Video Products - 0.1%

Akoustis Technologies, Inc.†#	5,169	34,736
GoPro, Inc., Class A†#	63,679	586,483
Iteris, Inc.†	14,040	90,137

		711,356

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,643	128,052
Ichor Holdings, Ltd.†	6,973	159,542

		287,594

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,943	99,719
Control4 Corp.†	14,538	359,961
Watts Water Technologies, Inc., Class A	16,583	1,023,171
Woodward, Inc.	31,740	2,228,465

		3,711,316

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	17,501	79,980

Insurance Brokers - 0.0%

Crawford & Co., Class B	7,121	70,640
eHealth, Inc.†	9,269	225,052

		295,692

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.	51,563	1,431,389
CNO Financial Group, Inc.	101,971	2,279,052
FBL Financial Group, Inc., Class A	5,895	400,860
Fidelity & Guaranty Life#	6,808	212,750
Health Insurance Innovations, Inc., Class A†	6,666	224,311
Independence Holding Co.	4,081	88,558
National Western Life Group, Inc., Class A	1,349	451,119
Primerica, Inc.	27,145	2,077,950
Trupanion, Inc.†#	13,371	292,557

		7,458,546

Insurance-Multi-line - 0.3%

Citizens, Inc.†#	27,751	208,965
Genworth Financial, Inc., Class A†	299,528	1,027,381
Horace Mann Educators Corp.	24,357	856,148
Kemper Corp.	23,613	1,131,063
United Fire Group, Inc.	12,777	537,401

		3,760,958

Insurance-Property/Casualty - 1.1%

Ambac Financial Group, Inc.†	27,048	492,003
AMERISAFE, Inc.	11,383	612,405
AmTrust Financial Services, Inc.#	50,797	629,883
Atlas Financial Holdings, Inc.†	6,279	105,801
Baldwin & Lyons, Inc., Class B	5,555	121,654
Donegal Group, Inc., Class A	5,249	80,467
EMC Insurance Group, Inc.	5,220	145,534
Employers Holdings, Inc.	18,940	798,321
Enstar Group, Ltd.†	6,698	1,390,170
Federated National Holding Co.	7,525	116,938
Global Indemnity, Ltd.†	4,930	199,271
Hallmark Financial Services, Inc.†	8,065	82,666
HCI Group, Inc.#	4,725	184,228
Heritage Insurance Holdings, Inc.#	15,484	176,208
Infinity Property & Casualty Corp.	6,422	568,026
Investors Title Co.	872	153,359
James River Group Holdings, Ltd.	10,734	428,072
Kingstone Cos., Inc.	5,403	81,315
Kinsale Capital Group, Inc.	8,616	326,116
National General Holdings Corp.	29,246	502,154
Navigators Group, Inc.	12,265	684,387
NI Holdings, Inc.†#	6,128	101,173
OneBeacon Insurance Group, Ltd., Class A	12,014	218,895
RLI Corp.#	22,959	1,228,766
Safety Insurance Group, Inc.	8,705	621,537
Selective Insurance Group, Inc.	34,284	1,727,913
State Auto Financial Corp.#	9,470	234,288
Stewart Information Services Corp.	12,557	453,056
Third Point Reinsurance, Ltd.†	45,737	642,605
Tiptree, Inc.	14,618	93,555
United Insurance Holdings Corp.#	10,154	159,824
Universal Insurance Holdings, Inc.	18,884	405,062

		13,765,652

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	17,273	1,039,835
Blue Capital Reinsurance Holdings, Ltd.	3,511	66,007
Essent Group, Ltd.†	46,007	1,797,953
Greenlight Capital Re, Ltd., Class A†	17,961	399,632
Maiden Holdings, Ltd.	42,709	309,640
State National Cos., Inc.	17,561	364,742
WMIH Corp.†#	115,276	144,095

		4,121,904

Internet Application Software - 0.2%

Okta, Inc.†	6,619	178,647
RealNetworks, Inc.†	14,467	57,723
Tucows, Inc., Class A†#	5,363	283,435
VirnetX Holding Corp.†#	30,256	121,024
Zendesk, Inc.†	57,893	1,586,268

		2,227,097

Internet Connectivity Services - 0.2%

Boingo Wireless, Inc.†	21,653	445,835
Cogent Communications Holdings, Inc.#	24,785	1,154,981
Internap Corp.†#	47,579	212,678

		1,813,494

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	44,300	159,037
Shutterstock, Inc.†	11,051	371,093

		530,130

Internet Content-Information/News - 0.3%

DHI Group, Inc.†	28,880	56,316
HealthStream, Inc.†	15,356	360,713
Reis, Inc.	5,398	92,306
WebMD Health Corp.†#	22,023	1,463,208
XO Group, Inc.†	14,655	272,876
Yelp, Inc.†	46,274	1,971,272

		4,216,691

Internet Gambling - 0.0%

Inspired Entertainment, Inc.†	2,360	26,196

Internet Security - 0.3%

Corindus Vascular Robotics, Inc.†#	49,936	95,378
Imperva, Inc.†	19,944	890,500
Proofpoint, Inc.†#	25,586	2,347,771
Rapid7, Inc.†	12,428	209,536
VASCO Data Security International, Inc.†	18,033	226,314
Zix Corp.†	31,879	169,277

		3,938,776

Internet Telephone - 0.2%

8x8, Inc.†	52,594	744,205
RingCentral, Inc., Class A†	37,182	1,574,658

		2,318,863

Investment Management/Advisor Services - 0.5%

Altisource Portfolio Solutions SA†#	6,692	152,444
Artisan Partners Asset Management, Inc., Class A	26,533	814,563
Associated Capital Group, Inc., Class A	2,991	102,741
Cohen & Steers, Inc.	12,712	481,022
Financial Engines, Inc.#	34,875	1,152,619
GAMCO Investors, Inc., Class A	2,707	79,775
Hamilton Lane, Inc., Class A	8,218	192,630
Medley Management, Inc., Class A	3,219	19,958
OM Asset Management PLC	32,920	465,160
Pzena Investment Management, Inc., Class A	10,067	99,663
Silvercrest Asset Management Group, Inc., Class A	4,251	52,075
Virtus Investment Partners, Inc.	3,999	423,894
Waddell & Reed Financial, Inc., Class A#	48,407	900,854
Westwood Holdings Group, Inc.	4,833	295,441
WisdomTree Investments, Inc.#	68,707	630,043

		5,862,882

Lasers-System/Components - 0.2%

Applied Optoelectronics, Inc.†#	10,936	646,536
Electro Scientific Industries, Inc.†	18,790	231,493
II-VI, Inc.†	36,139	1,295,583

		2,173,612

Leisure Products - 0.0%

Escalade, Inc.	6,322	76,180
Johnson Outdoors, Inc., Class A	2,881	183,808
Marine Products Corp.	4,658	72,572

		332,560

Lighting Products & Systems - 0.0%

Revolution Lighting Technologies, Inc.†#	7,338	54,375

Linen Supply & Related Items - 0.1%

UniFirst Corp.	9,104	1,307,334

Machine Tools & Related Products - 0.2%

Hardinge, Inc.	6,888	94,297
Kennametal, Inc.	47,835	1,674,225
Milacron Holdings Corp.†	26,727	426,295

		2,194,817

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	12,690	630,439
Hyster-Yale Materials Handling, Inc.	6,151	437,828

		1,068,267

Machinery-Electrical - 0.1%

Babcock & Wilcox Enterprises, Inc.†	29,146	65,870
Franklin Electric Co., Inc.	27,593	1,063,710

		1,129,580

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,646	518,077
Lindsay Corp.	6,244	540,543

		1,058,620

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	17,099	916,506
Altra Industrial Motion Corp.	17,074	786,258
Applied Industrial Technologies, Inc.	22,818	1,300,626
Chart Industries, Inc.†	18,260	616,092
DXP Enterprises, Inc.†	9,389	254,348
Gencor Industries, Inc.†	4,828	74,351
Intevac, Inc.†	11,577	105,351
Kadant, Inc.	6,461	561,138
Manitowoc Co., Inc.†	75,956	625,118
Tennant Co.	10,505	640,280
Twin Disc, Inc.†	5,085	88,275

		5,968,343

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,550	381,496

Machinery-Pumps - 0.1%

Gorman-Rupp Co.	10,509	319,894
NN, Inc.	16,135	411,443
SPX FLOW, Inc.†	24,679	826,006

		1,557,343

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	33,830	137,012
SEACOR Marine Holdings, Inc.†	9,673	123,911

		260,923

Medical Imaging Systems - 0.1%

Analogic Corp.	7,473	534,693
Lantheus Holdings, Inc.†	15,519	271,583

		806,276

Medical Information Systems - 0.5%

Allscripts Healthcare Solutions, Inc.†	108,212	1,421,906
Computer Programs & Systems, Inc.#	6,661	200,496
Cotiviti Holdings, Inc.†#	21,819	779,593
Inovalon Holdings, Inc., Class A†#	37,343	505,997
Medidata Solutions, Inc.†	33,583	2,517,382
NantHealth, Inc.†#	10,623	29,426
Quality Systems, Inc.†	31,123	490,187
Tabula Rasa HealthCare, Inc.†	5,550	126,151

		6,071,138

Medical Instruments - 0.9%

Abaxis, Inc.#	13,065	603,864
AngioDynamics, Inc.†	21,755	370,488
AtriCure, Inc.†	18,904	424,017
Cardiovascular Systems, Inc.†	19,019	558,588
CONMED Corp.	16,351	811,009
CryoLife, Inc.†	19,131	397,925
Endologix, Inc.†#	48,973	207,156
Entellus Medical, Inc.†#	7,218	127,758
Halyard Health, Inc.†	27,854	1,261,508
Integra LifeSciences Holdings Corp.†#	36,701	1,871,384
iRhythm Technologies, Inc.†	8,214	392,136
LivaNova PLC†	28,914	1,809,438
Natus Medical, Inc.†	19,313	648,917
NuVasive, Inc.†#	30,239	1,889,333
Obalon Therapeutics, Inc.†	5,125	46,074

		11,419,595

Medical Labs & Testing Services - 0.1%

Invitae Corp.†	23,183	227,657
Medpace Holdings, Inc.†#	4,384	143,094
Natera, Inc.†	18,700	230,945
Teladoc, Inc.†#	32,048	1,075,210

		1,676,906

Medical Laser Systems - 0.0%

Cutera, Inc.†	7,875	292,556

Medical Products - 1.5%

Accuray, Inc.†	48,490	201,234
Atrion Corp.	832	517,629
AxoGen, Inc.†#	16,265	286,264
Cantel Medical Corp.	21,655	1,759,469
Cerus Corp.†#	61,435	144,372
ConforMIS, Inc.†	23,865	88,301
Exactech, Inc.†	6,365	194,451
Glaukos Corp.†#	17,058	643,939
Globus Medical, Inc., Class A†#	42,018	1,270,204
Haemonetics Corp.†	31,213	1,342,783
Integer Holdings Corp.†	18,470	848,696
Intersect ENT, Inc.†#	15,468	477,961
Invacare Corp.#	18,934	255,609
K2M Group Holdings, Inc.†	24,159	564,837
LeMaitre Vascular, Inc.	8,836	321,630
Luminex Corp.	24,297	469,661
MiMedx Group, Inc.†#	61,642	1,002,915
NanoString Technologies, Inc.†	10,555	163,075
Nevro Corp.†#	16,503	1,422,229
Novocure, Ltd.†	34,395	705,097
NxStage Medical, Inc.†	38,676	1,082,928
Orthofix International NV†	10,255	504,649
Penumbra, Inc.†#	17,458	1,501,388
Pulse Biosciences, Inc.†	5,429	108,743
Rockwell Medical, Inc.†#	28,536	180,348
Sientra, Inc.†#	8,510	97,525
Surmodics, Inc.†	7,782	202,332
Tactile Systems Technology, Inc.†	5,443	178,966
Viveve Medical, Inc.†#	8,922	50,588
Wright Medical Group NV†#	62,279	1,843,458

		18,431,281

Medical-Biomedical/Gene - 4.4%

Abeona Therapeutics, Inc.†#	14,420	189,623
Acceleron Pharma, Inc.†#	19,085	739,735
Achillion Pharmaceuticals, Inc.†#	69,687	356,101
Acorda Therapeutics, Inc.†	25,802	536,682
Aduro Biotech, Inc.†#	24,247	294,601
Advaxis, Inc.†#	21,741	148,056
Agenus, Inc.†#	44,029	162,467
Alder Biopharmaceuticals, Inc.†#	28,106	275,439
AMAG Pharmaceuticals, Inc.†#	20,889	348,846
AnaptysBio, Inc.†	3,183	89,028
Anavex Life Sciences Corp.†#	21,800	96,792
ANI Pharmaceuticals, Inc.†	4,778	229,344
Aratana Therapeutics, Inc.†#	24,120	137,725
Ardelyx, Inc.†	19,889	102,428
Arena Pharmaceuticals, Inc.†	19,077	442,205
Assembly Biosciences, Inc.†	8,352	226,423
Asterias Biotherapeutics, Inc.†#	16,056	55,393
Atara Biotherapeutics, Inc.†#	15,171	238,943
Athersys, Inc.†#	60,812	106,421
Audentes Therapeutics, Inc.†	9,088	190,757
Axovant Sciences, Ltd.†	17,810	356,200
Bellicum Pharmaceuticals, Inc.†#	16,181	175,240
BioCryst Pharmaceuticals, Inc.†#	47,685	243,193
Biohaven Pharmaceutical Holding Co., Ltd.†#	5,957	212,963
BioTime, Inc.†#	45,077	132,076
Bluebird Bio, Inc.†#	26,714	3,335,243
Blueprint Medicines Corp.†	23,133	1,254,271
Cambrex Corp.†	19,348	1,008,031
Cascadian Therapeutics, Inc.†	20,414	73,899
Celldex Therapeutics, Inc.†#	72,071	177,295
ChemoCentryx, Inc.†	14,536	100,880
Clearside Biomedical, Inc.†	12,313	86,068
Corium International, Inc.†#	11,852	101,335
Corvus Pharmaceuticals, Inc.†	5,017	81,125
Curis, Inc.†#	69,044	140,850
Cytokinetics, Inc.†	24,740	367,389
CytomX Therapeutics, Inc.†	17,300	298,944
Dermira, Inc.†#	22,696	535,399
Dynavax Technologies Corp.†#	29,235	524,768
Edge Therapeutics, Inc.†#	11,829	124,796
Editas Medicine, Inc.†#	20,131	424,965
Emergent BioSolutions, Inc.†	19,954	744,883
Enzo Biochem, Inc.†	24,526	275,917
Epizyme, Inc.†#	24,572	426,324
Esperion Therapeutics, Inc.†#	8,885	439,097
Exact Sciences Corp.†#	65,402	2,739,690
Fate Therapeutics, Inc.†	22,705	85,825
FibroGen, Inc.†	39,404	1,899,273
Five Prime Therapeutics, Inc.†	16,190	549,165
Fortress Biotech, Inc.†#	19,621	93,200
Foundation Medicine, Inc.†#	8,532	343,840
Genocea Biosciences, Inc.†#	17,053	83,048
Geron Corp.†#	88,539	192,130
Halozyme Therapeutics, Inc.†#	65,021	845,923
Idera Pharmaceuticals, Inc.†#	64,297	127,308
ImmunoGen, Inc.†#	50,124	419,037

Immunomedics, Inc.†#	60,874	769,447
Innoviva, Inc.†	45,210	634,748
Inovio Pharmaceuticals, Inc.†#	40,123	238,331
Insmed, Inc.†	36,937	458,757
Intellia Therapeutics, Inc.†#	8,446	177,619
Iovance Biotherapeutics, Inc.†#	31,471	180,958
Karyopharm Therapeutics, Inc.†	20,127	205,698
Kite Pharma, Inc.†	29,119	5,182,891
Kura Oncology, Inc.†	8,493	61,150
Lexicon Pharmaceuticals, Inc.†#	25,662	388,523
Ligand Pharmaceuticals, Inc.†#	12,207	1,573,116
Loxo Oncology, Inc.†#	11,924	994,462
MacroGenics, Inc.†#	19,812	374,645
Matinas BioPharma Holdings, Inc.†#	31,439	40,242
Medicines Co.†#	41,100	1,507,959
Merrimack Pharmaceuticals, Inc.#	76,417	103,927
Momenta Pharmaceuticals, Inc.†	43,733	736,901
Myriad Genetics, Inc.†#	38,256	1,166,425
NantKwest, Inc.†#	18,188	113,311
NeoGenomics, Inc.†#	33,228	335,935
NewLink Genetics Corp.†#	13,035	105,844
Novavax, Inc.†#	167,660	176,043
Novelion Therapeutics, Inc.†	9,009	64,054
Nymox Pharmaceutical Corp.†	16,979	63,332
Omeros Corp.†#	24,797	507,595
Oncocyte Corp.†	2,144	12,114
Organovo Holdings, Inc.†#	58,712	122,121
Otonomy, Inc.†	16,789	60,440
Ovid therapeutics, Inc.†#	3,008	28,335
Pacific Biosciences of California, Inc.†#	49,945	247,228
Paratek Pharmaceuticals, Inc.†#	14,038	395,872
PDL BioPharma, Inc.†	94,707	295,486
Pieris Pharmaceuticals, Inc.†	20,454	112,701
Prothena Corp. PLC†#	22,868	1,405,010
PTC Therapeutics, Inc.†#	19,855	411,991
Puma Biotechnology, Inc.†#	17,109	1,582,582
REGENXBIO, Inc.†	16,389	372,850
Retrophin, Inc.†#	22,769	555,564
Rigel Pharmaceuticals, Inc.†#	73,622	187,736
RTI Surgical, Inc.†	32,544	146,448
Sage Therapeutics, Inc.†#	20,584	1,693,034
Sangamo Therapeutics, Inc.†	42,499	567,362
Selecta Biosciences, Inc.†#	6,979	124,575
Seres Therapeutics, Inc.†#	12,180	170,885
Spark Therapeutics, Inc.†#	15,864	1,306,083
Spectrum Pharmaceuticals, Inc.†	46,382	452,688
Stemline Therapeutics, Inc.†#	13,447	121,695
Strongbridge Biopharma PLC†#	13,055	87,468
Syndax Pharmaceuticals, Inc.†#	5,248	60,877
Theravance Biopharma, Inc.†#	24,871	812,535
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0
Tocagen, Inc.†	5,003	69,592
Ultragenyx Pharmaceutical, Inc.†#	23,572	1,345,018
VBI Vaccines, Inc.†	12,917	46,243
Veracyte, Inc.†	14,104	115,512
Versartis, Inc.†	19,417	368,923
WaVe Life Sciences, Ltd.†	7,076	166,286
XBiotech, Inc.†#	11,506	58,911
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	78,244	499,979

		54,155,085

Medical-Drugs - 2.2%

Achaogen, Inc.†	17,272	323,677
Aclaris Therapeutics, Inc.†	12,002	311,212
Adamas Pharmaceuticals, Inc.†#	8,726	182,722
Aerie Pharmaceuticals, Inc.†#	18,084	1,037,117
Aimmune Therapeutics, Inc.†#	20,955	450,533
Amicus Therapeutics, Inc.†#	85,473	1,191,494
Array BioPharma, Inc.†#	102,776	994,872
BioSpecifics Technologies Corp.†	3,366	158,707
Catalyst Pharmaceuticals, Inc.†	42,605	117,164
Cempra, Inc.†	28,531	87,020
Chimerix, Inc.†	27,751	132,095
Clovis Oncology, Inc.†	25,799	1,962,530
Coherus Biosciences, Inc.†#	22,842	330,067
Collegium Pharmaceutical, Inc.†#	13,499	135,530
Conatus Pharmaceuticals, Inc.†	15,236	87,455
Corbus Pharmaceuticals Holdings, Inc.†	26,376	204,414
Corcept Therapeutics, Inc.†#	54,281	904,864
Durata Therapeutics , Inc. CVR†(1)(2)	9,546	0
Durect Corp.†	81,650	129,824
Eagle Pharmaceuticals, Inc.†#	4,908	267,780
Enanta Pharmaceuticals, Inc.†	9,242	396,112
Global Blood Therapeutics, Inc.†	21,986	668,374
Horizon Pharma PLC†	97,243	1,330,284
Ignyta, Inc.†#	29,760	342,240
Immune Design Corp.†#	10,154	110,171
Insys Therapeutics, Inc.†#	14,305	130,748
Intra-Cellular Therapies, Inc.†#	20,106	370,956
Ironwood Pharmaceuticals, Inc.†#	80,201	1,279,206
Jounce Therapeutics, Inc.†#	3,952	67,144
Keryx Biopharmaceuticals, Inc.†#	48,714	351,228
Lannett Co., Inc.†#	16,763	294,191
Madrigal Pharmaceuticals, Inc.†	2,408	41,129
MediciNova, Inc.†#	19,490	105,636
Minerva Neurosciences, Inc.†	14,968	90,556
Miragen Therapeutics, Inc.†	7,522	67,698
MyoKardia, Inc.†	10,288	445,985
Neos Therapeutics, Inc.†#	11,466	95,741
Ocular Therapeutix, Inc.†	13,426	84,047
Pacira Pharmaceuticals, Inc.†#	23,402	891,616
PharMerica Corp.†	17,735	521,409
PRA Health Sciences, Inc.†	29,066	2,249,708
Prestige Brands Holdings, Inc.†	31,757	1,610,397
Progenics Pharmaceuticals, Inc.†#	42,126	283,508
Protagonist Therapeutics, Inc.†	5,586	91,219
Ra Pharmaceuticals, Inc.†	7,000	105,070
Radius Health, Inc.†#	22,160	833,881
Reata Pharmaceuticals, Inc., Class A†	5,069	153,337
SciClone Pharmaceuticals, Inc.†	30,925	340,175
Sucampo Pharmaceuticals, Inc., Class A†#	14,392	169,106
Supernus Pharmaceuticals, Inc.†	28,215	1,292,247
Synergy Pharmaceuticals, Inc.†#	135,055	402,464
Syros Pharmaceuticals, Inc.†#	7,449	145,777
Tetraphase Pharmaceuticals, Inc.†	22,543	157,350
TG Therapeutics, Inc.†#	28,899	367,017
TherapeuticsMD, Inc.†#	92,954	557,724
Trevena, Inc.†	32,626	78,302
Vanda Pharmaceuticals, Inc.†	26,227	451,104
Voyager Therapeutics, Inc.†	8,670	83,579
vTv Therapeutics, Inc., Class A†	4,223	22,931
Zogenix, Inc.†	14,765	174,965
Zynerba Pharmaceuticals, Inc.†#	6,790	43,117

		26,306,526

Medical-Generic Drugs - 0.2%

Amphastar Pharmaceuticals, Inc.†	21,612	346,008
Avexis, Inc.†	14,632	1,365,897
Impax Laboratories, Inc.†	43,718	946,495
Teligent, Inc.†#	24,490	169,226

		2,827,626

Medical-HMO - 0.3%

Magellan Health, Inc.†	14,160	1,145,544
Molina Healthcare, Inc.†#	26,222	1,678,208
Tivity Health, Inc.†#	21,760	852,992
Triple-S Management Corp., Class B†	13,929	344,186

		4,020,930

Medical-Hospitals - 0.2%

Community Health Systems, Inc.†#	56,673	432,982
Select Medical Holdings Corp.†	63,970	1,189,842
Surgery Partners, Inc.†#	11,236	109,551
Tenet Healthcare Corp.†#	48,426	831,474

		2,563,849

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	28,682	589,128
Genesis Healthcare, Inc.†	22,188	23,075
Kindred Healthcare, Inc.	49,987	404,895
National HealthCare Corp.	6,684	416,681

		1,433,779

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	4,456	151,727
Almost Family, Inc.†	7,606	370,412
Amedisys, Inc.†	16,971	886,565
Chemed Corp.	9,371	1,848,805
Civitas Solutions, Inc.†	9,572	182,825
LHC Group, Inc.†	9,376	611,784
Providence Service Corp.†	6,818	353,377

		4,405,495

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	36,209	1,011,679

Metal Processors & Fabrication - 0.5%

Ampco-Pittsburgh Corp.	5,180	79,772
CIRCOR International, Inc.	9,839	472,469
Global Brass & Copper Holdings, Inc.	12,917	385,572
Haynes International, Inc.	7,391	225,795
LB Foster Co., Class A	4,958	94,698
Mueller Industries, Inc.	33,931	1,012,162
Park-Ohio Holdings Corp.	5,249	209,173
RBC Bearings, Inc.†	13,786	1,520,182
Rexnord Corp.†	62,025	1,481,157
Sun Hydraulics Corp.	14,075	674,333

		6,155,313

Metal Products-Distribution - 0.1%

Lawson Products, Inc.†	3,834	91,441
Olympic Steel, Inc.	5,470	99,828
Worthington Industries, Inc.	26,819	1,339,877

		1,531,146

Metal Products-Fasteners - 0.1%

Eastern Co.	3,324	86,922
TriMas Corp.†	27,119	656,280

		743,202

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	29,697	579,685
Kaiser Aluminum Corp.	10,018	964,934

		1,544,619

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.†#	177,531	1,484,159

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	4,323	155,628
FreightCar America, Inc.	7,226	131,224
Hillenbrand, Inc.	37,725	1,348,669
John Bean Technologies Corp.	18,709	1,659,488

		3,295,009

Motion Pictures & Services - 0.1%

Eros International PLC†#	16,221	158,155
IMAX Corp.†	34,361	640,832

		798,987

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	22,034	225,849

Multimedia - 0.1%

E.W. Scripps Co., Class A†	34,452	616,002
Entravision Communications Corp., Class A	39,447	218,931
Liberty Media Corp.-Liberty Braves, Series A†#	5,928	144,702
Liberty Media Corp.-Liberty Braves, Series C†	20,434	500,020
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,479,655

Networking Products - 0.3%

A10 Networks, Inc.†	29,200	191,260
Calix, Inc.†	25,580	125,342
Extreme Networks, Inc.†	65,027	743,259
Gigamon, Inc.†#	21,524	924,456
Infinera Corp.†#	86,227	729,480
NeoPhotonics Corp.†#	19,247	112,595
NETGEAR, Inc.†	19,218	922,464

		3,748,856

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	5,407	125,983

Non-Ferrous Metals - 0.0%

Materion Corp.	11,868	453,358
Uranium Energy Corp.†#	81,285	107,296

		560,654

Non-Hazardous Waste Disposal - 0.1%

Advanced Disposal Services, Inc.†	14,865	354,382
Casella Waste Systems, Inc., Class A†	23,302	391,707
Covanta Holding Corp.#	69,824	1,001,974

		1,748,063

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	9,832	76,198

Office Furnishings-Original - 0.4%

CompX International, Inc.	983	14,794
Herman Miller, Inc.	35,549	1,196,224
HNI Corp.	26,297	963,785
Interface, Inc.	37,077	704,463
Kimball International, Inc., Class B	21,717	368,321
Knoll, Inc.	28,806	519,948
Steelcase, Inc., Class A	51,016	673,411

		4,440,946

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	64,428	705,487

Oil & Gas Drilling - 0.2%

Atwood Oceanics, Inc.†#	45,705	300,282
Diamond Offshore Drilling, Inc.†#	38,533	437,735
Ensco PLC, Class A#	181,569	771,668
Noble Corp. PLC†#	145,475	474,249
Parker Drilling Co.†	79,994	87,993
Rowan Cos. PLC, Class A†	69,496	677,586

		2,749,513

Oil Companies-Exploration & Production - 1.1%

Abraxas Petroleum Corp.†	90,235	153,400
Approach Resources, Inc.†#	25,625	71,238
Bill Barrett Corp.†	44,960	134,430
Bonanza Creek Energy, Inc.†	12,103	314,557
California Resources Corp.†#	25,394	198,073
Callon Petroleum Co.†#	120,092	1,244,153
Carrizo Oil & Gas, Inc.†#	37,238	500,479
Contango Oil & Gas Co.†	14,060	64,535
Denbury Resources, Inc.†#	236,834	251,044
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	5,879	56,380
Eclipse Resources Corp.†	52,047	121,270
Energy XXI Gulf Coast, Inc.†	17,614	184,066
EP Energy Corp., Class A†#	22,926	67,402
Evolution Petroleum Corp.	15,080	104,806
Gastar Exploration, Inc.†#	103,972	61,364
Halcon Resources Corp.†	36,404	225,341
Isramco, Inc.†	436	49,094
Jagged Peak Energy, Inc.†#	19,013	243,557
Jones Energy, Inc., Class A†#	27,177	26,905
Lilis Energy, Inc.†#	25,476	93,242
Matador Resources Co.†#	53,491	1,261,318
Midstates Petroleum Co., Inc.†	6,667	96,605
Oasis Petroleum, Inc.†	140,194	1,023,416
Panhandle Oil and Gas, Inc., Class A	9,353	197,348
PDC Energy, Inc.†	39,383	1,548,933
Penn Virginia Corp.†	8,499	327,211
Resolute Energy Corp.†#	12,928	382,022
Ring Energy, Inc.†	27,024	322,126
Rosehill Resources, Inc.†#	1,501	9,711
Sanchez Energy Corp.†#	42,247	185,042
SandRidge Energy, Inc.†	20,798	358,142
SilverBow Resources, Inc.†	4,153	89,871
SRC Energy, Inc.†#	119,676	944,244
Stone Energy Corp.†	11,621	281,228
Ultra Petroleum Corp.†#	116,233	905,455
Unit Corp.†	30,847	491,084
W&T Offshore, Inc.†#	55,856	106,685
WildHorse Resource Development Corp.†#	11,914	129,982

		12,825,759

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	22,569	847,466
Exterran Corp.†	19,127	530,583
Flotek Industries, Inc.†	32,953	170,697
Forum Energy Technologies, Inc.†#	41,102	476,783
Gulf Island Fabrication, Inc.	8,137	91,134
Natural Gas Services Group, Inc.†	7,385	174,286
Thermon Group Holdings, Inc.†	19,194	317,085

		2,608,034

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,291	44,759
CVR Energy, Inc.#	9,406	201,477
Delek US Holdings, Inc.	46,402	1,147,057
Par Pacific Holdings, Inc.†#	18,932	337,179
Trecora Resources†#	11,703	142,191

		1,872,663

Oil-Field Services - 0.7%

Archrock, Inc.	41,624	424,565
Basic Energy Services, Inc.†	10,369	147,655
Bristow Group, Inc.#	19,279	158,859
C&J Energy Services, Inc.†	27,641	698,212
CARBO Ceramics, Inc.†#	13,673	89,695
Era Group, Inc.†	11,728	103,324
Frank’s International NV	29,680	186,390
Helix Energy Solutions Group, Inc.†	83,780	525,301
Independence Contract Drilling, Inc.†	20,410	65,720
Keane Group, Inc.†#	18,518	239,808
Key Energy Services, Inc.†#	6,144	78,213
Mammoth Energy Services, Inc.†	4,793	66,047
Matrix Service Co.†	15,638	185,310
McDermott International, Inc.†	168,710	1,035,879
MRC Global, Inc.†	53,239	839,579
NCS Multistage Holdings, Inc.†	6,574	129,902
Newpark Resources, Inc.†	52,043	418,946
NOW, Inc.†	63,746	743,278
Oil States International, Inc.†	30,588	665,289
PHI, Inc.†	6,950	76,380
Pioneer Energy Services Corp.†	45,360	77,112
ProPetro Holding Corp.†	15,043	173,145
SEACOR Holdings, Inc.†	9,626	369,350
Select Energy Services, Inc., Class A†	2,316	32,656
Solaris Oilfield Infrastructure, Inc., Class A†	6,024	85,300
Superior Energy Services, Inc.†#	90,706	747,417
Tesco Corp.†	27,635	121,594
TETRA Technologies, Inc.†	68,198	140,488
Willbros Group, Inc.†	26,108	57,438

		8,682,852

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	5,936	183,422

Optical Supplies - 0.0%

STAAR Surgical Co.†	24,355	291,042

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	9,646	448,539
Neenah Paper, Inc.	9,910	765,548
Orchids Paper Products Co.#	5,365	54,723
P.H. Glatfelter Co.	25,871	448,086
Schweitzer-Mauduit International, Inc.	18,138	687,974
Verso Corp., Class A†	20,079	106,820

		2,511,690

Patient Monitoring Equipment - 0.4%

Insulet Corp.†#	34,627	2,010,443
Masimo Corp.†	26,715	2,254,212

		4,264,655

Pharmacy Services - 0.1%

BioScrip, Inc.†#	69,175	209,600
Diplomat Pharmacy, Inc.†	28,452	476,571

		686,171

Physical Therapy/Rehabilitation Centers - 0.2%

AAC Holdings, Inc.†#	6,823	63,386
HealthSouth Corp.	53,223	2,434,952
U.S. Physical Therapy, Inc.	7,208	431,759

		2,930,097

Pipelines - 0.1%

SemGroup Corp., Class A	39,560	1,016,692
Tellurian, Inc.†	33,027	305,169

		1,321,861

Pollution Control - 0.0%

Advanced Emissions Solutions, Inc.#	12,558	130,352
CECO Environmental Corp.	17,782	132,832
Hudson Technologies, Inc.†	21,845	194,420

		457,604

Poultry - 0.1%

Sanderson Farms, Inc.	12,002	1,770,535

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†	23,662	1,740,103
Energous Corp.†#	11,211	106,392
Generac Holdings, Inc.†	36,662	1,480,412
Powell Industries, Inc.	5,249	149,439
SPX Corp.†	25,366	611,321
SunPower Corp.†#	35,596	314,669
Vicor Corp.†	9,980	194,111

		4,596,447

Precious Metals - 0.1%

Coeur Mining, Inc.†	107,895	944,081

Printing-Commercial - 0.4%

ARC Document Solutions, Inc.†	23,813	84,060
Cimpress NV†#	14,879	1,375,415
Deluxe Corp.	28,882	2,002,967
Ennis, Inc.#	14,905	284,685
LSC Communications, Inc.	19,917	320,863
Quad/Graphics, Inc.	18,691	356,250
RR Donnelley & Sons Co.#	41,788	385,703

		4,809,943

Private Equity - 0.1%

Fifth Street Asset Management, Inc.	4,209	17,257
Kennedy-Wilson Holdings, Inc.	49,588	957,048

		974,305

Protection/Safety - 0.0%

Landauer, Inc.	5,418	336,187

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	61,606	628,381
Scholastic Corp.	16,862	664,869

		1,293,250

Publishing-Newspapers - 0.2%

Daily Journal Corp.†#	661	138,744
Gannett Co., Inc.	68,091	578,093
New York Times Co., Class A	74,799	1,395,001
tronc, Inc.†	11,655	169,114

		2,280,952

Publishing-Periodicals - 0.2%

Meredith Corp.#	23,576	1,281,356
Time, Inc.	59,643	784,305
Value Line, Inc.#	654	10,444

		2,076,105

Quarrying - 0.1%

Compass Minerals International, Inc.#	20,193	1,348,892

Racetracks - 0.3%

Churchill Downs, Inc.	8,067	1,576,292
Empire Resorts, Inc.†#	2,028	47,354
International Speedway Corp., Class A	14,867	530,008
Penn National Gaming, Inc.†#	50,482	1,120,196
Speedway Motorsports, Inc.	6,931	144,234

		3,418,084

Radio - 0.0%

Beasley Broadcast Group, Inc., Class A	2,908	28,935
Entercom Communications Corp., Class A#	16,678	171,783
Saga Communications, Inc., Class A	2,247	91,790
Salem Media Group, Inc.	6,915	41,836
Townsquare Media, Inc., Class A†	5,238	52,275

		386,619

Real Estate Investment Trusts - 7.3%

Acadia Realty Trust#	50,045	1,435,791
AG Mtg. Investment Trust, Inc.	16,408	316,182
Agree Realty Corp.	15,135	758,566
Alexander’s, Inc.	1,268	530,899
Altisource Residential Corp.	29,557	357,935
American Assets Trust, Inc.	24,057	977,195
Anworth Mtg. Asset Corp.	56,468	342,196
Apollo Commercial Real Estate Finance, Inc.#	54,796	991,260
Ares Commercial Real Estate Corp.	15,955	210,446
Armada Hoffler Properties, Inc.#	26,633	356,083
ARMOUR Residential REIT, Inc.#	21,761	574,708
Ashford Hospitality Prime, Inc.	15,796	151,958
Ashford Hospitality Trust, Inc.	45,795	284,387
Bluerock Residential Growth REIT, Inc.	13,679	138,568
Capstead Mtg. Corp.	56,825	549,498
CareTrust REIT, Inc.	42,939	828,293
CatchMark Timber Trust, Inc., Class A	23,062	265,905
CBL & Associates Properties, Inc.#	100,432	803,456
Cedar Realty Trust, Inc.	49,215	248,044
Chatham Lodging Trust	22,520	456,706
Cherry Hill Mtg. Investment Corp.	6,987	129,120
Chesapeake Lodging Trust	35,244	901,894
City Office REIT, Inc.	17,608	225,206
Clipper Realty, Inc.#	8,906	99,391
CorEnergy Infrastructure Trust, Inc.#	7,086	231,216
Cousins Properties, Inc.	249,106	2,329,141
CYS Investments, Inc.	90,239	793,201
DiamondRock Hospitality Co.	119,164	1,309,612
Dynex Capital, Inc.	27,495	196,589
Easterly Government Properties, Inc.#	22,149	444,309
EastGroup Properties, Inc.	19,780	1,757,651
Education Realty Trust, Inc.#	43,800	1,692,432
Ellington Residential Mortgage REIT	4,949	72,404
FelCor Lodging Trust, Inc.	76,784	560,523
First Industrial Realty Trust, Inc.	69,361	2,148,804
First Potomac Realty Trust	34,600	385,098
Four Corners Property Trust, Inc.	36,045	915,903
Franklin Street Properties Corp.#	62,266	620,792
GEO Group, Inc.	72,927	2,015,702
Getty Realty Corp.	16,186	446,086
Gladstone Commercial Corp.	14,826	317,276
Global Medical REIT, Inc.#	8,809	74,436
Global Net Lease, Inc.	39,880	863,801
Government Properties Income Trust#	56,327	1,044,866
Gramercy Property Trust	90,141	2,745,695
Great Ajax Corp.	9,344	132,498
Healthcare Realty Trust, Inc.	68,814	2,290,130
Hersha Hospitality Trust	23,111	428,478
Independence Realty Trust, Inc.	41,353	425,522
InfraREIT, Inc.	25,286	568,682
Invesco Mtg. Capital, Inc.	66,985	1,137,405
Investors Real Estate Trust	72,621	456,060
iStar, Inc.†#	41,469	481,455
Jernigan Capital, Inc.	5,514	107,192
Kite Realty Group Trust	49,335	992,620
KKR Real Estate Finance Trust, Inc.	6,168	128,109
LaSalle Hotel Properties	67,815	1,924,590
Lexington Realty Trust	129,059	1,272,522
LTC Properties, Inc.	23,444	1,140,082
Mack-Cali Realty Corp.	53,945	1,234,801
MedEquities Realty Trust, Inc.	17,071	195,804
Monmouth Real Estate Investment Corp.	41,331	671,629

Monogram Residential Trust, Inc.	100,314	1,203,768
MTGE Investment Corp.	27,259	523,373
National Health Investors, Inc.	23,669	1,897,780
National Storage Affiliates Trust#	26,393	589,092
New Senior Investment Group, Inc.#	48,903	451,375
New York Mortgage Trust, Inc.	66,389	415,595
NexPoint Residential Trust, Inc.	10,252	238,872
NorthStar Realty Europe Corp.	32,430	403,105
One Liberty Properties, Inc.	8,573	205,838
Orchid Island Capital, Inc.#	19,861	192,056
Owens Realty Mortgage, Inc.#	5,955	103,319
Parkway, Inc.	25,235	579,396
Pebblebrook Hotel Trust#	41,025	1,378,030
Pennsylvania Real Estate Investment Trust	40,785	409,074
PennyMac Mortgage Investment Trust	39,305	679,583
Physicians Realty Trust	103,856	1,945,223
Potlatch Corp.	24,102	1,152,076
Preferred Apartment Communities, Inc., Class A	18,180	330,694
PS Business Parks, Inc.	11,777	1,591,190
QTS Realty Trust, Inc., Class A	27,983	1,516,119
Quality Care Properties, Inc.†	56,320	772,710
RAIT Financial Trust#	54,693	45,242
Ramco-Gershenson Properties Trust	46,828	615,788
Redwood Trust, Inc.	45,635	761,192
Resource Capital Corp.	17,977	186,062
Retail Opportunity Investments Corp.	64,518	1,280,037
Rexford Industrial Realty, Inc.	39,438	1,185,112
RLJ Lodging Trust	73,286	1,478,911
Ryman Hospitality Properties, Inc.	26,344	1,565,361
Sabra Health Care REIT, Inc.#	94,767	2,070,662
Saul Centers, Inc.	6,635	402,081
Select Income REIT	37,729	875,690
Seritage Growth Properties, Class A#	14,956	718,785
STAG Industrial, Inc.	53,231	1,489,936
Starwood Waypoint Homes	60,223	2,242,102
Summit Hotel Properties, Inc.	60,943	904,394
Sunstone Hotel Investors, Inc.	131,541	2,078,348
Sutherland Asset Management Corp.	10,080	153,720
Terreno Realty Corp.	29,178	1,057,703
Tier REIT, Inc.	28,412	523,065
UMH Properties, Inc.	16,587	262,406
Universal Health Realty Income Trust	7,553	571,838
Urban Edge Properties	58,199	1,463,705
Urstadt Biddle Properties, Inc., Class A	17,595	363,865
Washington Prime Group, Inc.	111,122	927,869
Washington Real Estate Investment Trust	46,007	1,511,790
Western Asset Mortgage Capital Corp.	24,338	255,792
Whitestone REIT#	21,918	274,852
Xenia Hotels & Resorts, Inc.	64,126	1,279,955

		89,611,334

Real Estate Management/Services - 0.2%

Farmland Partners, Inc.#	18,985	168,207
Griffin Industrial Realty, Inc.	415	14,255
HFF, Inc., Class A	21,889	834,628
Marcus & Millichap, Inc.†	9,549	251,425
RE/MAX Holdings, Inc., Class A#	10,612	649,985

		1,918,500

Real Estate Operations & Development - 0.3%

Alexander & Baldwin, Inc.	27,831	1,207,865
Community Healthcare Trust, Inc.#	7,456	198,031
Consolidated-Tomoka Land Co.	2,343	129,802
Forestar Group, Inc.†	25,035	430,602
FRP Holdings, Inc.†	3,904	171,386
Maui Land & Pineapple Co., Inc.†	3,998	51,574
RMR Group, Inc., Class A	4,184	216,104
St. Joe Co.†	28,683	540,674
Stratus Properties, Inc.	3,515	104,044
Transcontinental Realty Investors, Inc.†	999	21,259
Trinity Place Holdings, Inc.†#	10,805	74,663

		3,146,004

Recreational Centers - 0.2%

ClubCorp Holdings, Inc.	38,401	652,817
Planet Fitness, Inc., Class A	50,202	1,273,625

		1,926,442

Recreational Vehicles - 0.2%

Camping World Holdings, Inc., Class A	7,284	267,687
LCI Industries	14,441	1,426,771
Malibu Boats, Inc., Class A†	10,724	289,226
MCBC Holdings, Inc.†	10,957	187,803

		2,171,487

Recycling - 0.0%

Aqua Metals, Inc.†#	9,906	73,403

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	37,757	1,671,503
Avis Budget Group, Inc.†#	44,617	1,616,474
CAI International, Inc.†	9,208	285,356
Herc Holdings, Inc.†	14,428	609,150
Hertz Global Holdings, Inc.†#	32,595	708,615
McGrath RentCorp	13,955	563,363
Neff Corp., Class A†	4,807	119,935
Rent-A-Center, Inc.#	25,512	308,695
Textainer Group Holdings, Ltd.†#	16,157	286,787

		6,169,878

Research & Development - 0.4%

INC Research Holdings, Inc., Class A†	32,526	1,909,276
PAREXEL International Corp.†	29,961	2,633,272

		4,542,548

Resorts/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.	13,065	1,520,243
SeaWorld Entertainment, Inc.#	40,767	529,156

		2,049,399

Respiratory Products - 0.1%

Inogen, Inc.†	10,140	971,412

Retail-Apparel/Shoe - 0.7%

Abercrombie & Fitch Co., Class A#	40,697	518,480
American Eagle Outfitters, Inc.#	96,667	1,155,171
Ascena Retail Group, Inc.†#	102,778	209,667
Boot Barn Holdings, Inc.†#	7,295	59,090
Buckle, Inc.#	17,133	242,432
Caleres, Inc.	25,068	676,335
Cato Corp., Class A	14,395	189,438
Chico’s FAS, Inc.	76,621	588,449
Children’s Place, Inc.#	10,277	1,090,904
DSW, Inc., Class A	39,134	725,153
Duluth Holdings, Inc., Class B†#	5,719	112,035
Express, Inc.†	45,958	292,752
Finish Line, Inc., Class A#	23,689	197,329
Francesca’s Holdings Corp.†	21,961	159,437
Genesco, Inc.†	11,410	241,322
Guess?, Inc.#	35,702	556,237
J. Jill, Inc.†#	7,020	68,164
Shoe Carnival, Inc.	6,935	139,394
Tailored Brands, Inc.#	29,259	345,841
Tilly’s, Inc., Class A	7,703	84,810

Vera Bradley, Inc.†	11,981	108,308
Winmark Corp.	1,404	185,117

		7,945,865

Retail-Appliances - 0.0%

Conn’s, Inc.†#	10,949	189,965

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†	4,475	171,840
Asbury Automotive Group, Inc.†	11,165	601,235
Group 1 Automotive, Inc.	12,176	730,804
Lithia Motors, Inc., Class A#	13,879	1,498,932
Rush Enterprises, Inc., Class A†	17,721	726,384
Rush Enterprises, Inc., Class B†	3,168	122,031
Sonic Automotive, Inc., Class A#	15,892	287,645

		4,138,871

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	22,774	117,970
Barnes & Noble, Inc.	35,431	274,590

		392,560

Retail-Building Products - 0.2%

At Home Group, Inc.†#	3,033	74,309
BMC Stock Holdings, Inc.†#	39,001	791,720
Foundation Building Materials, Inc.†#	7,719	100,810
GMS, Inc.†	14,030	451,485
Lumber Liquidators Holdings, Inc.†	16,759	628,965
Tile Shop Holdings, Inc.	20,257	304,868

		2,352,157

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,890	175,764
PCM, Inc.†	5,981	78,650

		254,414

Retail-Discount - 0.3%

Big Lots, Inc.#	26,784	1,274,919
Citi Trends, Inc.	8,617	156,226
Fred’s, Inc., Class A#	21,426	126,842
HSN, Inc.	19,219	705,337
Ollie’s Bargain Outlet Holdings, Inc.†#	28,360	1,186,866

		3,450,190

Retail-Hair Salons - 0.0%

Regis Corp.†	21,168	281,111

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	6,055	217,072
Haverty Furniture Cos., Inc.	11,193	262,476
Kirkland’s, Inc.†	9,125	105,211
La-Z-Boy, Inc.	28,768	686,117
Pier 1 Imports, Inc.	48,174	201,849
RH†#	20,348	952,083

		2,424,808

Retail-Jewelry - 0.0%

Movado Group, Inc.#	9,045	250,999

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	14,986	242,024
Party City Holdco, Inc.†#	16,367	228,320
West Marine, Inc.	11,128	144,330

		614,674

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.†#	184,801	715,180
Sears Holdings Corp.†#	7,081	58,135

		773,315

Retail-Misc./Diversified - 0.4%

Container Store Group, Inc.†#	9,537	38,720
FirstCash, Inc.	28,272	1,659,566
Five Below, Inc.†	32,187	1,531,136
Gaia, Inc.†#	5,219	58,192
PriceSmart, Inc.	13,163	1,069,494

		4,357,108

Retail-Office Supplies - 0.1%

Office Depot, Inc.	305,130	1,309,008

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†	29,737	269,120

Retail-Pet Food & Supplies - 0.1%

Freshpet, Inc.†#	14,599	231,394
PetMed Express, Inc.#	11,765	426,717

		658,111

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A#	9,027	548,842

Retail-Restaurants - 1.5%

Biglari Holdings, Inc.†	610	181,634
BJ’s Restaurants, Inc.†	12,536	377,334
Bloomin’ Brands, Inc.	59,270	1,008,183
Bojangles’, Inc.†	10,327	137,865
Brinker International, Inc.	29,316	915,246
Buffalo Wild Wings, Inc.†	9,602	986,605
Carrols Restaurant Group, Inc.†	20,553	224,028
Cheesecake Factory, Inc.#	26,744	1,108,004
Chuy’s Holdings, Inc.†	9,880	185,744
Cracker Barrel Old Country Store, Inc.#	11,455	1,702,900
Dave & Buster’s Entertainment, Inc.†	25,067	1,465,417
Del Frisco’s Restaurant Group, Inc.†	13,011	182,154
Del Taco Restaurants, Inc.†	19,643	276,573
Denny’s Corp.†	40,811	488,100
DineEquity, Inc.#	10,255	407,636
El Pollo Loco Holdings, Inc.†	12,110	137,448
Fiesta Restaurant Group, Inc.†	15,372	267,473
Fogo De Chao, Inc.†	5,612	70,992
Habit Restaurants, Inc., Class A†#	12,027	156,351
J Alexander’s Holdings, Inc.†	7,674	75,973
Jack in the Box, Inc.	18,860	1,765,673
Nathan’s Famous, Inc.†	1,696	99,301
Noodles & Co.†#	6,975	26,854
Papa John’s International, Inc.#	16,236	1,214,290
Potbelly Corp.†#	13,630	163,560
Red Robin Gourmet Burgers, Inc.†	7,669	437,133
Ruby Tuesday, Inc.†	35,245	75,777
Ruth’s Hospitality Group, Inc.	17,822	348,420
Shake Shack, Inc., Class A†#	13,073	404,217
Sonic Corp.#	24,480	573,077
Texas Roadhouse, Inc.	39,876	1,892,116
Wingstop, Inc.#	17,306	560,887
Zoe’s Kitchen, Inc.†#	11,374	146,383

		18,063,348

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.#	12,519	95,771
Hibbett Sports, Inc.†	12,700	156,210
Sportsman’s Warehouse Holdings, Inc.†#	21,555	89,453
Zumiez, Inc.†	10,976	136,651

		478,085

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,104	74,557

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A#	40,397	335,295
Vitamin Shoppe, Inc.†	12,710	67,999

		403,294

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†#	14,625	181,789

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	31,640	1,063,104

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	13,765	258,782
Proto Labs, Inc.†#	14,775	1,060,845
Trinseo SA	26,445	1,769,170

		3,088,797

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	36,821	1,266,642
Globalstar, Inc.†#	264,548	507,932
Intelsat SA†	21,604	83,392
Iridium Communications, Inc.†#	49,917	554,079
Loral Space & Communications, Inc.†#	7,656	347,582

		2,759,627

Savings & Loans/Thrifts - 1.8%

Astoria Financial Corp.	55,423	1,085,737
Banc of California, Inc.#	25,892	480,297
Bank Mutual Corp.	25,264	231,166
BankFinancial Corp.	8,608	138,072
Bear State Financial, Inc.	12,355	127,009
Beneficial Bancorp, Inc.	41,241	616,553
Berkshire Hills Bancorp, Inc.	21,174	715,681
BofI Holding, Inc.†#	35,724	947,043
Brookline Bancorp, Inc.	44,727	641,832
BSB Bancorp, Inc.†	4,975	141,788
Capitol Federal Financial, Inc.	76,534	1,050,046
Charter Financial Corp.	7,331	119,202
Clifton Bancorp, Inc.	12,199	192,134
Community Bankers Trust Corp.†	12,783	107,377
Dime Community Bancshares, Inc.	18,865	357,492
Entegra Financial Corp.†	3,763	87,302
ESSA Bancorp, Inc.	5,284	79,788
First Defiance Financial Corp.	5,910	289,354
First Financial Northwest, Inc.	4,948	79,168
Flagstar Bancorp, Inc.†	12,694	416,617
Flushing Financial Corp.	16,543	452,286
Greene County Bancorp, Inc.#	1,813	42,334
Hingham Institution for Savings	773	142,240
Home Bancorp, Inc.	3,496	141,168
HomeTrust Bancshares, Inc.†	9,934	230,469
Investors Bancorp, Inc.	154,482	2,022,169
Malvern Bancorp, Inc.†	3,827	91,083
Meridian Bancorp, Inc.	28,524	502,022
Meta Financial Group, Inc.	5,338	375,261
MutualFirst Financial, Inc.	3,651	128,515
Northfield Bancorp, Inc.	25,638	413,028
Northwest Bancshares, Inc.#	56,389	870,082
OceanFirst Financial Corp.	18,773	468,574
Oconee Federal Financial Corp.#	741	20,830
Oritani Financial Corp.	23,560	378,138
Pacific Premier Bancorp, Inc.†	23,344	826,378
Provident Financial Holdings, Inc.	3,676	69,623
Provident Financial Services, Inc.	36,739	912,964
Prudential Bancorp, Inc.	4,837	89,243
Riverview Bancorp, Inc.	11,458	92,008
SI Financial Group, Inc.	6,688	97,645
Southern Missouri Bancorp, Inc.	3,505	113,772
Sterling Bancorp#	78,530	1,762,999
Territorial Bancorp, Inc.	4,592	138,816
Timberland Bancorp, Inc.	3,706	102,693
United Community Financial Corp.	29,178	265,228
United Financial Bancorp, Inc.	30,139	522,007
Washington Federal, Inc.	53,295	1,665,469
Waterstone Financial, Inc.	15,212	268,492
WSFS Financial Corp.	18,000	804,600

		21,913,794

Schools - 0.5%

Adtalem Global Education, Inc.	37,067	1,267,691
American Public Education, Inc.†	9,417	173,744
Bridgepoint Education, Inc.†	10,980	96,953
Cambium Learning Group, Inc.†	8,234	48,251
Capella Education Co.	6,853	461,550
Career Education Corp.†	40,291	387,197
Grand Canyon Education, Inc.†	27,949	2,293,216
K12, Inc.†	20,288	363,561
Laureate Education, Inc., Class A†	21,183	310,119
Strayer Education, Inc.	6,324	505,983

		5,908,265

Security Services - 0.2%

Alarm.com Holdings, Inc.†	12,100	543,532
Ascent Capital Group, Inc., Class A†	6,559	65,131
Brink’s Co.	27,322	2,143,411

		2,752,074

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	7,806	117,793

Semiconductor Components-Integrated Circuits - 0.5%

Cirrus Logic, Inc.†	38,430	2,228,171
Integrated Device Technology, Inc.†	79,826	1,972,500
MaxLinear, Inc.†	35,846	774,274
Power Integrations, Inc.	17,089	1,244,934
Sigma Designs, Inc.†	22,332	139,575

		6,359,454

Semiconductor Equipment - 0.9%

Axcelis Technologies, Inc.†	17,889	373,880
Brooks Automation, Inc.	40,967	1,068,010
Cabot Microelectronics Corp.	14,828	1,061,981
Cohu, Inc.	16,004	300,235
Entegris, Inc.†	84,644	2,154,190
FormFactor, Inc.†	42,881	647,503
MKS Instruments, Inc.	32,112	2,644,423
Nanometrics, Inc.†	14,331	369,596
Photronics, Inc.†	39,819	314,570
Rudolph Technologies, Inc.†	18,600	412,920
Ultra Clean Holdings, Inc.†	19,609	452,380
Veeco Instruments, Inc.†	28,106	531,203
Xcerra Corp.†	31,886	313,121

		10,644,012

Silver Mining - 0.1%

Hecla Mining Co.	234,801	1,239,749

Specified Purpose Acquisitions - 0.0%

Wins Finance Holdings, Inc.†#(1)	726	0

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.#	21,034	409,111
Atkore International Group, Inc.†	19,544	325,603
Mueller Water Products, Inc., Class A	91,819	1,100,910
Northwest Pipe Co.†	5,681	104,190
Omega Flex, Inc.	1,735	100,613
TimkenSteel Corp.†#	23,610	350,136

		2,390,563

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	187,922	1,052,363
Carpenter Technology Corp.#	27,624	1,119,601
Commercial Metals Co.	68,870	1,300,954
Ryerson Holding Corp.†	9,526	81,924

Schnitzer Steel Industries, Inc., Class A	15,754	423,782
Shiloh Industries, Inc.†	5,183	45,403

		4,024,027

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	64,751	1,348,763

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	26,185	792,096
Wesco Aircraft Holdings, Inc.†	33,205	278,922

		1,071,018

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	18,062	486,952

Telecom Equipment-Fiber Optics - 0.5%

Acacia Communications, Inc.†#	11,009	537,569
Ciena Corp.†#	84,055	1,816,429
Clearfield, Inc.†	6,930	84,546
Finisar Corp.†	66,455	1,604,888
Harmonic, Inc.†#	47,247	153,553
KVH Industries, Inc.†	9,274	109,433
Oclaro, Inc.†#	98,662	829,747
Viavi Solutions, Inc.†	136,369	1,369,145

		6,505,310

Telecom Services - 0.4%

Consolidated Communications Holdings, Inc.	38,940	718,443
GTT Communications, Inc.†#	18,447	585,692
Hawaiian Telcom Holdco, Inc.†	3,557	108,204
HC2 Holdings, Inc.†	24,275	110,694
Lumos Networks Corp.†	13,106	235,646
Ooma, Inc.†	10,094	98,921
ORBCOMM, Inc.†	39,021	431,572
RigNet, Inc.†	7,857	125,712
Spok Holdings, Inc.	12,156	203,613
Straight Path Communications, Inc., Class B†	5,117	913,436
Vonage Holdings Corp.†	119,018	987,850
West Corp.	25,773	602,315

		5,122,098

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	28,936	639,486
Comtech Telecommunications Corp.	13,675	267,620
Plantronics, Inc.	19,840	845,779
Preformed Line Products Co.	1,818	94,990
ShoreTel, Inc.†	40,681	303,073
Sonus Networks, Inc.†	28,271	195,353

		2,346,301

Telephone-Integrated - 0.3%

Cincinnati Bell, Inc.†	25,009	526,439
Frontier Communications Corp.#	46,854	631,123
General Communication, Inc., Class A†	15,854	683,783
IDT Corp., Class B	10,360	152,396
Shenandoah Telecommunications Co.#	27,673	997,612
Windstream Holdings, Inc.#	113,541	235,030

		3,226,383

Television - 0.3%

Central European Media Enterprises, Ltd., Class A†#	49,100	203,765
Gray Television, Inc.†	38,131	545,273
Nexstar Media Group, Inc., Class A#	27,069	1,629,554
Sinclair Broadcast Group, Inc., Class A	43,020	1,301,355

		3,679,947

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,629	166,541
Unifi, Inc.†	9,168	284,942

		451,483

Textile-Products - 0.0%

Culp, Inc.	6,457	187,253

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	32,870	440,458
National CineMedia, Inc.	36,860	199,412
Reading International, Inc., Class A†	10,035	158,152

		798,022

Therapeutics - 0.5%

Akebia Therapeutics, Inc.†	21,969	367,761
Anika Therapeutics, Inc.†	8,562	459,779
Calithera Biosciences, Inc.†	18,241	299,152
Cara Therapeutics, Inc.†#	15,912	228,019
Concert Pharmaceuticals, Inc.†	10,671	162,413
Dyax Corp. CVR†(1)(2)	82,437	260,006
Flexion Therapeutics, Inc.†#	16,509	424,281
La Jolla Pharmaceutical Co.†	10,411	355,536
Portola Pharmaceuticals, Inc.†	29,586	1,877,232
Recro Pharma, Inc.†	8,113	61,091
Sarepta Therapeutics, Inc.†#	35,213	1,418,732
Xencor, Inc.†	22,679	490,320

		6,404,322

Tobacco - 0.2%

Turning Point Brands, Inc.†	3,009	51,755
Universal Corp.	14,736	842,899
Vector Group, Ltd.	55,691	1,202,926

		2,097,580

Transactional Software - 0.2%

ACI Worldwide, Inc.†	69,445	1,580,568
Bottomline Technologies de, Inc.†	23,701	718,377
InnerWorkings, Inc.†	26,952	282,188
Synchronoss Technologies, Inc.†	25,401	426,483

		3,007,616

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	30,992	711,576
Atlas Air Worldwide Holdings, Inc.†	13,868	926,383

		1,637,959

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	23,257	1,408,909
Greenbrier Cos., Inc.#	16,309	699,656
Willis Lease Finance Corp.†	2,054	48,885

		2,157,450

Transport-Marine - 0.4%

Ardmore Shipping Corp.#	16,720	135,432
Costamare, Inc.	21,767	136,479
DHT Holdings, Inc.#	45,938	172,268
Dorian LPG, Ltd.†	11,243	77,127
Eagle Bulk Shipping, Inc.†	22,888	103,683
Frontline, Ltd.#	45,857	223,782
GasLog, Ltd.#	24,344	408,979
Genco Shipping & Trading, Ltd.†	4,577	63,666
Gener8 Maritime, Inc.†	28,108	126,486
Golar LNG, Ltd.#	57,240	1,240,963
International Seaways, Inc.†	17,522	323,106
Navios Maritime Acquisition Corp.#	49,124	61,896
Navios Maritime Holdings, Inc.†	53,481	82,361
Nordic American Offshore, Ltd.	2,441	2,954
Nordic American Tankers, Ltd.#	59,561	282,319

Overseas Shipholding Group, Inc., Class A†	26,967	60,945
Safe Bulkers, Inc.†	28,662	92,865
Scorpio Bulkers, Inc.†	34,989	281,661
Scorpio Tankers, Inc.#	98,221	399,760
Ship Finance International, Ltd.#	35,641	465,115
Teekay Corp.#	32,160	296,515
Teekay Tankers, Ltd., Class A#	72,649	102,435

		5,140,797

Transport-Services - 0.1%

Echo Global Logistics, Inc.†	16,428	249,706
Hub Group, Inc., Class A†	19,441	747,506
Matson, Inc.	25,519	658,390
Radiant Logistics, Inc.†	22,301	112,620

		1,768,222

Transport-Truck - 0.7%

ArcBest Corp.	15,431	458,301
Covenant Transportation Group, Inc., Class A†	7,074	169,847
Daseke, Inc.†#	12,199	159,807
Forward Air Corp.	17,882	929,328
Heartland Express, Inc.	28,166	624,440
Knight Transportation, Inc.	43,571	1,701,448
Marten Transport, Ltd.	23,216	398,154
Roadrunner Transportation Systems, Inc.†	18,202	135,969
Saia, Inc.†	15,076	852,548
Schneider National, Inc., Class B	19,405	431,761
Swift Transportation Co.†#	43,321	1,215,154
Universal Logistics Holdings, Inc.	4,974	82,568
Werner Enterprises, Inc.	28,404	940,172
YRC Worldwide, Inc.†	19,679	263,502

		8,362,999

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	43,271	577,668

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	12,063	147,169

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,842	390,808
Kindred Biosciences, Inc.†	12,541	95,312
Neogen Corp.†	22,104	1,522,966
Phibro Animal Health Corp., Class A	11,285	400,617

		2,409,703

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†#	5,369	30,174
Natural Health Trends Corp.	4,376	88,308
Nature’s Sunshine Products, Inc.	6,394	67,457
Omega Protein Corp.	13,132	207,485
USANA Health Sciences, Inc.†	6,908	408,953

		802,377

Water - 0.3%

American States Water Co.	21,630	1,066,359
Artesian Resources Corp., Class A	4,677	173,470
California Water Service Group	28,615	1,071,632
Connecticut Water Service, Inc.	6,589	357,387
Consolidated Water Co., Ltd.	8,700	103,965
Global Water Resources, Inc.#	6,043	57,892
Middlesex Water Co.	9,468	359,595
SJW Group	9,743	540,736
York Water Co.	7,643	251,455

		3,982,491

Water Treatment Systems - 0.0%

AquaVenture Holdings, Ltd.†#	6,896	104,543
Energy Recovery, Inc.†#	21,594	140,361
Pure Cycle Corp.†#	10,191	73,885

		318,789

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†	34,545	265,996
NIC, Inc.	38,200	624,570
Q2 Holdings, Inc.†#	18,665	757,799
Web.com Group, Inc.†	22,859	578,333

		2,226,698

Web Portals/ISP - 0.1%

Blucora, Inc.†	24,588	560,607
Meet Group, Inc.†#	39,883	156,341

		716,948

Wire & Cable Products - 0.3%

Belden, Inc.	25,067	1,931,914
Encore Wire Corp.	12,072	517,889
General Cable Corp.#	29,334	497,211
Insteel Industries, Inc.	10,838	271,708

		3,218,722

Wireless Equipment - 0.5%

Aerohive Networks, Inc.†	18,708	64,543
CalAmp Corp.†	20,602	381,961
Gogo, Inc.†#	33,953	475,682
InterDigital, Inc.	20,630	1,471,950
Quantenna Communications, Inc.†#	12,581	233,755
Telenav, Inc.†	18,216	118,404
Ubiquiti Networks, Inc.†#	13,775	820,852
ViaSat, Inc.†#	31,725	2,018,027

		5,585,174

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	22,442	685,154
ViewRay, Inc.†#	17,426	91,661

		776,815

Total Common Stocks
(cost $862,934,413)		1,144,208,000

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Emergent Capital, Inc.† Expires 04/11/2019	1,320	0

Medical-Biomedical/Gene - 0.0%

Asterias Biotherapeutics, Inc.†# Expires 09/29/2017 (strike price $5.00)	1,196	275

Total Warrants
(cost $682)		275

Total Long-Term Investment Securities
(cost $862,935,095)		1,144,208,275

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Registered Investment Companies - 6.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(3)(4)	79,083,165	79,083,165

U.S. Government Treasuries - 5.2%
United States Treasury Bills 0.97% due 09/21/2017	$55,000,000	54,972,624
0.97% due 09/07/2017(5)	7,500,000	7,498,886
1.00% due 10/05/2017(5)	500,000	499,481
1.08% due 10/26/2017(5)	500,000	499,232
1.11% due 02/01/2018(5)	500,000	497,774

		63,967,997

Total Short-Term Investment Securities
(cost $143,048,813)		143,051,162

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $13,796,046 collateralized by $14,115,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $14,076,212 (cost $13,796,000)	13,796,000	13,796,000

TOTAL INVESTMENTS
(cost $1,019,779,908)	106.5%	1,301,055,437
Liabilities in excess of other assets	(6.5)	(79,044,356)

NET ASSETS	100.0%	$1,222,011,081

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security classified as Level 3 (see Note 1).
(2)	Illiquid security. At August 31, 2017, the aggregate value of these securities was $262,435 representing 0.0% of net assets.
(3)	At August 31, 2017, the Fund had loaned securities with a total value of $230,216,617. This was secured by collateral of $79,083,165, which was received in cash and subsequently invested in short-term investments currently valued at $79,083,165 as reported in the Portfolio of Investments. Additional collateral of $154,472,501 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$4,988,268
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	4,098,856
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	8,563,275
United States Treasury Bills	0.00%	09/07/2017 to 07/19/2018	6,171,400
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 05/15/2047	130,650,702

(4)	The rate shown is the 7-day yield as of August 31, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR	- Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,121	Long	Russell 2000 Mini Index	September 2017	$78,863,157	$78,716,620	($146,537)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$54,152,656	$—	$2,429	$54,155,085
Medical - Drugs	26,306,526	—	0	26,306,526
Metal-Diversified	—	—	0	0
Multimedia	1,479,655	—	0	1,479,655
Oil Companies - Exploration & Production	12,825,759	—	0	12,825,759
Specified Purpose Acquisitions	—	—	0	0
Therapeutics	6,144,316	—	260,006	6,404,322
Other Industries	1,043,036,653	—	—	1,043,036,653
Warrants:
Finance - Other Services	—	0	—	0
Medical - Biomedical/Gene	275	—	—	275
Short-Term Investment Securities:
Registered Investment Companies	79,083,165	—	—	79,083,165
U.S. Government Treasuries	—	63,967,997	—	63,967,997
Repurchase Agreements	—	13,796,000	—	13,796,000

Total Investment at Value	$1,223,029,005	$77,763,997	$262,435	$1,301,055,437

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$146,537	$—	$—	$146,537

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 94.0%
Apparel Manufacturers - 0.5%

Delta Apparel, Inc.†	69,276	$1,359,195

Applications Software - 0.5%

Progress Software Corp.	40,732	1,367,781

Athletic Equipment - 0.1%

Vista Outdoor, Inc.†#	18,324	375,642

Auto/Truck Parts & Equipment-Replacement - 1.5%

Douglas Dynamics, Inc.	121,598	4,243,770

Banks-Commercial - 7.7%

Associated Banc-Corp.	157,001	3,438,322
First Citizens BancShares, Inc., Class A	18,572	6,323,952
Hancock Holding Co.	72,325	3,178,684
Renasant Corp.	88,486	3,524,397
UMB Financial Corp.	83,564	5,608,815

		22,074,170

Batteries/Battery Systems - 1.3%

Energizer Holdings, Inc.	37,996	1,677,524
EnerSys	33,682	2,159,016

		3,836,540

Beverages-Non-alcoholic - 0.9%

Cott Corp.	178,549	2,710,374

Building & Construction Products-Misc. - 2.3%

Simpson Manufacturing Co., Inc.	151,935	6,651,714

Building Products-Cement - 1.8%

Eagle Materials, Inc.	54,355	5,286,024

Chemicals-Diversified - 1.8%

Innospec, Inc.	90,604	5,028,522

Chemicals-Plastics - 1.3%

A. Schulman, Inc.	53,334	1,621,354
PolyOne Corp.	54,001	1,951,596

		3,572,950

Chemicals-Specialty - 4.4%

CSW Industrials, Inc.†	93,031	3,893,347
Ingevity Corp.†	24,548	1,545,788
KMG Chemicals, Inc.	29,074	1,396,134
Quaker Chemical Corp.	22,037	3,067,991
Sensient Technologies Corp.	38,956	2,810,675

		12,713,935

Commercial Services-Finance - 0.2%

Liberty Tax, Inc.#	39,268	528,155

Computer Services - 3.3%

Conduent, Inc.†#	135,234	2,232,713
DST Systems, Inc.	86,542	4,442,201
Sykes Enterprises, Inc.†	100,175	2,670,666

		9,345,580

Consumer Products-Misc. - 2.4%

Central Garden & Pet Co.†#	74,944	2,641,776
Helen of Troy, Ltd.†	47,040	4,247,712

		6,889,488

Containers-Metal/Glass - 1.6%

Silgan Holdings, Inc.	153,076	4,606,057

Dental Supplies & Equipment - 0.9%

Patterson Cos., Inc.#	68,894	2,652,419

Diversified Operations - 1.1%

HRG Group, Inc.†	205,511	3,245,019

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	46,703	2,566,330

E-Marketing/Info - 0.6%

New Media Investment Group, Inc.#	126,342	1,742,256

Electric Products-Misc. - 2.4%

Novanta, Inc.†	176,722	6,909,830

Electric-Integrated - 1.6%

Hawaiian Electric Industries, Inc.#	137,617	4,599,160

Electronic Components-Misc. - 1.6%

AVX Corp.	126,128	2,200,933
Vishay Intertechnology, Inc.#	136,564	2,417,183

		4,618,116

Electronic Components-Semiconductors - 0.4%

DSP Group, Inc.†	86,225	1,026,078

Electronic Measurement Instruments - 1.7%

Badger Meter, Inc.#	47,243	2,168,454
Orbotech, Ltd.†	65,090	2,586,676

		4,755,130

Enterprise Software/Service - 0.5%

Manhattan Associates, Inc.†#	30,885	1,298,714

Food-Canned - 1.4%

TreeHouse Foods, Inc.†#	60,447	4,049,345

Food-Misc./Diversified - 1.3%

Nomad Foods, Ltd.†	252,289	3,789,381

Food-Retail - 0.3%

SUPERVALU, Inc.†	48,874	976,991

Footwear & Related Apparel - 0.8%

Steven Madden, Ltd.†	53,710	2,277,304

Human Resources - 2.6%

AMN Healthcare Services, Inc.†#	50,214	1,875,493
Korn/Ferry International	167,454	5,579,567

		7,455,060

Identification Systems - 0.9%

Brady Corp., Class A	73,597	2,454,460

Insurance Brokers - 1.4%

Brown & Brown, Inc.	89,748	4,035,070

Insurance-Property/Casualty - 2.2%

ProAssurance Corp.	75,757	4,034,060
Stewart Information Services Corp.	64,836	2,339,283

		6,373,343

Insurance-Reinsurance - 1.5%

Validus Holdings, Ltd.	85,185	4,272,028

Investment Companies - 1.1%

Apollo Investment Corp.#	249,217	1,470,380
GlassBridge Enterprises, Inc.†#	58,692	140,274
New Mountain Finance Corp.	105,116	1,482,136

		3,092,790

Investment Management/Advisor Services - 2.3%

Artisan Partners Asset Management, Inc., Class A	99,945	3,068,311
Westwood Holdings Group, Inc.	58,460	3,573,660

		6,641,971

Machinery-Electrical - 1.6%

Franklin Electric Co., Inc.#	115,453	4,450,713

Machinery-General Industrial - 2.1%

Kadant, Inc.	70,668	6,137,516

Medical Imaging Systems - 1.6%

Analogic Corp.	65,949	4,718,651

Medical Products - 1.1%

Haemonetics Corp.†#	71,257	3,065,476

Medical-Biomedical/Gene - 0.8%

Innoviva, Inc.†	162,224	2,277,625

Medical-Wholesale Drug Distribution - 0.5%

Owens & Minor, Inc.	51,794	1,447,124

Metal Processors & Fabrication - 2.2%

Global Brass & Copper Holdings, Inc.	22,841	681,804
Mueller Industries, Inc.	190,742	5,689,834

		6,371,638

Miscellaneous Manufacturing - 1.1%

Hillenbrand, Inc.	90,452	3,233,659

Networking Products - 1.0%

NETGEAR, Inc.†	56,881	2,730,288

Office Supplies & Forms - 0.7%

ACCO Brands Corp.†	170,702	1,869,187

Oil & Gas Drilling - 0.7%

Patterson-UTI Energy, Inc.	117,085	1,869,848

Oil Companies-Exploration & Production - 1.8%

QEP Resources, Inc.†	153,187	1,156,562
Whiting Petroleum Corp.†#	184,703	825,622
WPX Energy, Inc.†	303,239	3,029,358

		5,011,542

Oil-Field Services - 1.3%

C&J Energy Services, Inc.†	47,691	1,204,675
Oil States International, Inc.†	81,955	1,782,521
TETRA Technologies, Inc.†	315,123	649,153

		3,636,349

Paper & Related Products - 3.1%

Neenah Paper, Inc.	77,951	6,021,715
Schweitzer-Mauduit International, Inc.	76,527	2,902,669

		8,924,384

Printing-Commercial - 2.8%

Deluxe Corp.#	50,241	3,484,213
Ennis, Inc.	192,106	3,669,225
LSC Communications, Inc.	53,016	854,088

		8,007,526

Publishing-Newspapers - 0.7%

A.H. Belo Corp., Class A	224,875	1,124,375
Gannett Co., Inc.	104,431	886,619

		2,010,994

Quarrying - 0.8%

Compass Minerals International, Inc.#	35,968	2,402,662

Real Estate Investment Trusts - 4.3%

Apollo Commercial Real Estate Finance, Inc.#	119,996	2,170,727
Gramercy Property Trust#	113,846	3,467,749
LaSalle Hotel Properties#	155,534	4,414,055
Washington Real Estate Investment Trust#	72,631	2,386,655

		12,439,186

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	11,765	1,434,271

Retail-Apparel/Shoe - 1.3%

Buckle, Inc.#	87,689	1,240,799
Christopher & Banks Corp.†#	188,005	242,527
Guess?, Inc.#	146,847	2,287,876

		3,771,202

Retail-Restaurants - 3.4%

Denny’s Corp.†	370,303	4,428,824
DineEquity, Inc.#	70,797	2,814,181
Ruby Tuesday, Inc.†	147,791	317,750
Wendy’s Co.#	150,051	2,238,761

		9,799,516

Steel Pipe & Tube - 0.7%

Atkore International Group, Inc.†	121,684	2,027,255

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.	50,425	930,341

Textile-Products - 0.1%

Dixie Group, Inc.†	101,112	414,559

Transactional Software - 0.4%

ACI Worldwide, Inc.†	55,329	1,259,288

Total Common Stocks
(cost $247,224,014)		269,661,492

PREFERRED SECURITIES - 0.7%
Diversified Operations - 0.7%

Steel Partners Holdings LP Series A# 6.00% (cost $2,378,433)	90,095	1,995,604

Total Long-Term Investment Securities
(cost $249,602,447)		271,657,096

SHORT-TERM INVESTMENT SECURITIES - 7.5%
Registered Investment Companies - 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	6,413,610	6,413,610

Time Deposits - 5.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	14,996,000	14,996,000

Total Short-Term Investment Securities
(cost $21,409,610)		21,409,610

TOTAL INVESTMENTS
(cost $271,012,057)	102.2%	293,066,706
Liabilities in excess of other assets	(2.2)	(6,202,884)

NET ASSETS	100.0%	$286,863,822

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $42,708,795. This was secured by collateral of $6,413,610, which was received in cash and subsequently invested in short-term investments currently valued at $6,413,610 as reported in the Portfolio of Investments. Additional collateral of $37,225,944 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,016,502
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	835,259
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,745,012
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	2,595,683
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	31,033,488

(2)	The rate shown is the 7-day yield as of August 31, 2017.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$269,661,492	$—	$—	$269,661,492
Preferred Secutities	1,995,604	—	—	1,995,604
Short-Term Investment Securities:
Registered Investment Companies	6,413,610	—	—	6,413,610
Time Deposits	—	14,996,000	—	14,996,000

Total Investments at Value	$278,070,706	$14,996,000	$—	$293,066,706

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 95.2%
Aerospace/Defense-Equipment - 1.3%

L3 Technologies, Inc.	7,690	$1,395,581

Applications Software - 2.4%

Red Hat, Inc.†	10,510	1,129,825
ServiceNow, Inc.†#	10,115	1,175,262
Tableau Software, Inc., Class A†	4,224	306,155

		2,611,242

Auto/Truck Parts & Equipment-Original - 1.2%

WABCO Holdings, Inc.†	9,324	1,339,113

Banks-Commercial - 3.6%

Eagle Bancorp, Inc.†	33,424	2,078,973
First Republic Bank	18,954	1,839,485

		3,918,458

Beverages-Wine/Spirits - 1.3%

MGP Ingredients, Inc.#	24,848	1,397,203

Building & Construction Products-Misc. - 1.9%

Fortune Brands Home & Security, Inc.	21,347	1,334,828
Summit Materials, Inc., Class A†	24,423	721,455

		2,056,283

Building-Residential/Commercial - 0.8%

M/I Homes, Inc.†	37,702	927,469

Chemicals-Specialty - 1.8%

Ashland Global Holdings, Inc.	11,978	743,235
Valvoline, Inc.	56,295	1,198,520

		1,941,755

Coatings/Paint - 1.1%

RPM International, Inc.	25,658	1,256,472

Commercial Services - 1.6%

Healthcare Services Group, Inc.	33,679	1,724,365

Commercial Services-Finance - 3.4%

Global Payments, Inc.	21,124	2,017,131
Total System Services, Inc.	25,122	1,736,432

		3,753,563

Computer Software - 2.7%

InterXion Holding NV†	31,023	1,608,542
Splunk, Inc.†#	19,621	1,316,373

		2,924,915

Computers-Periphery Equipment - 1.8%

Electronics For Imaging, Inc.†#	44,020	1,565,351
Kornit Digital, Ltd.†#	24,470	415,990

		1,981,341

Consulting Services - 0.6%

Gartner, Inc.†	5,021	605,482

Decision Support Software - 0.8%

MSCI, Inc.	7,634	874,933

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	1,970	306,197

Disposable Medical Products - 1.1%

ICU Medical, Inc.†	6,899	1,202,841

Electronic Components-Semiconductors - 3.3%

Advanced Micro Devices, Inc.†#	43,121	560,573
Cavium, Inc.†#	9,969	631,137
Monolithic Power Systems, Inc.	7,712	781,380
Qorvo, Inc.†#	7,677	562,110
Xilinx, Inc.#	17,016	1,124,077

		3,659,277

Electronic Measurement Instruments - 1.7%

Agilent Technologies, Inc.	8,755	566,624
Badger Meter, Inc.#	27,521	1,263,214

		1,829,838

Enterprise Software/Service - 3.6%

Evolent Health, Inc., Class A†#	43,135	720,355
Tyler Technologies, Inc.†	10,826	1,870,733
Ultimate Software Group, Inc.†#	6,465	1,298,818

		3,889,906

Finance-Consumer Loans - 0.9%

SLM Corp.†	100,968	1,026,845

Finance-Investment Banker/Broker - 1.7%

Lazard, Ltd., Class A	44,241	1,897,496

Food-Misc./Diversified - 1.7%

Blue Buffalo Pet Products, Inc.†#	44,551	1,147,634
Snyder’s-Lance, Inc.#	20,794	738,603

		1,886,237

Industrial Automated/Robotic - 0.7%

Cognex Corp.	7,304	795,917

Instruments-Controls - 2.7%

Mettler-Toledo International, Inc.†	1,895	1,146,646
Sensata Technologies Holding NV†#	39,547	1,766,169

		2,912,815

Instruments-Scientific - 1.6%

PerkinElmer, Inc.	25,857	1,732,160

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.	10,137	1,791,107

Machinery-General Industrial - 5.1%

IDEX Corp.	10,360	1,218,129
Middleby Corp.†	23,654	2,878,692
Tennant Co.	14,974	912,665
Welbilt, Inc.†	28,993	576,961

		5,586,447

Machinery-Pumps - 3.6%

Gorman-Rupp Co.	23,663	720,302
Graco, Inc.	5,025	580,438
Xylem, Inc.	42,018	2,608,057

		3,908,797

Medical Information Systems - 0.8%

athenahealth, Inc.†#	6,049	852,486

Medical Products - 4.4%

ABIOMED, Inc.†	9,480	1,429,584
Cooper Cos., Inc.	3,379	847,554
Nevro Corp.†#	14,567	1,255,384
West Pharmaceutical Services, Inc.	14,146	1,231,268

		4,763,790

Medical-Biomedical/Gene - 3.1%

Acceleron Pharma, Inc.†#	17,047	660,742
Alder Biopharmaceuticals, Inc.†	38,777	380,014
Exelixis, Inc.†	50,763	1,484,310
Ultragenyx Pharmaceutical, Inc.†#	14,513	828,112

		3,353,178

Medical-Drugs - 4.4%

ACADIA Pharmaceuticals, Inc.†#	33,237	1,183,570
Alkermes PLC†#	27,712	1,407,215
Galapagos NV ADR†	6,503	601,463
PRA Health Sciences, Inc.†	7,391	572,063
TESARO, Inc.†#	8,284	1,069,796

		4,834,107

Medical-HMO - 1.0%

WellCare Health Plans, Inc.†	6,069	1,060,133

Medical-Hospitals - 1.1%

Acadia Healthcare Co., Inc.†#	25,433	1,193,825

Miscellaneous Manufacturing - 1.4%

John Bean Technologies Corp.#	17,382	1,541,783

Office Supplies & Forms - 1.5%

Avery Dennison Corp.	17,464	1,646,157

Oil Companies-Exploration & Production - 2.0%

Concho Resources, Inc.†	6,022	668,262
Diamondback Energy, Inc.†	17,308	1,571,393

		2,239,655

Power Converter/Supply Equipment - 1.0%

Hubbell, Inc.	9,988	1,126,547

Real Estate Investment Trusts - 0.7%

SBA Communications Corp.†	5,188	796,617

Real Estate Management/Services - 0.8%

HFF, Inc., Class A	24,157	921,106

Resort/Theme Parks - 1.0%

Vail Resorts, Inc.	4,879	1,112,168

Retail-Apparel/Shoe - 2.3%

Burlington Stores, Inc.†	13,082	1,139,834
PVH Corp.	10,729	1,350,674

		2,490,508

Retail-Gardening Products - 0.4%

Tractor Supply Co.#	8,215	488,875

Retail-Misc./Diversified - 0.9%

Five Below, Inc.†	21,460	1,020,852

Retail-Perfume & Cosmetics - 0.5%

Ulta Beauty, Inc.†	2,255	498,378

Retail-Restaurants - 3.9%

Dunkin’ Brands Group, Inc.	35,493	1,830,019
Jack in the Box, Inc.	8,387	785,191
Shake Shack, Inc., Class A†#	12,054	372,710
Wingstop, Inc.#	37,800	1,225,098

		4,213,018

Schools - 1.0%

Bright Horizons Family Solutions, Inc.†	14,226	1,137,084

Therapeutics - 2.5%

Agios Pharmaceuticals, Inc.†#	19,270	1,219,020
Neurocrine Biosciences, Inc.†#	22,854	1,293,536
Sarepta Therapeutics, Inc.†#	5,733	230,983

		2,743,539

Transactional Software - 2.1%

Black Knight Financial Services, Inc., Class A†#	54,746	2,332,180

Veterinary Diagnostics - 0.5%

Neogen Corp.†	7,658	527,636

Web Hosting/Design - 2.0%

GoDaddy, Inc., Class A†	40,668	1,822,740
Wix.com, Ltd.†#	6,000	390,600

		2,213,340

Total Long-Term Investment Securities
(cost $88,446,133)		104,241,017

SHORT-TERM INVESTMENT SECURITIES - 9.1%
Registered Investment Companies - 9.1%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.68%(2)	5,329,406	5,329,406
State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(1)(2)	4,656,306	4,656,306

Total Short-Term Investment Securities
(cost $9,985,712)		9,985,712

TOTAL INVESTMENTS
(cost $98,431,845)	104.3%	114,226,729
Liabilities in excess of other assets	(4.3)	(4,755,372)

NET ASSETS	100.0%	$109,471,357

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2017, the Fund had loaned securities with a total value of $21,450,262. This was secured by collateral of $4,656,306, which was received in cash and subsequently invested in short-term investments currently valued at $4,656,306 as reported in the Portfolio of Investments. Additional collateral of $17,052,790 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$1,212,163
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	996,034
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	2,080,900
United States Treasury Bills	0.00%	09/07/2017 to 07/19/2018	806,126
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	11,957,567

(2)	The rate shown is the 7-day yield as of August 31, 2017.

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,241,017	$—	$—	$104,241,017
Short-Term Investment Securities:	9,985,712	—	—	9,985,712

Total Investments at Value	$114,226,729	$—	$—	$114,226,729

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	84,636	$1,704,569
Omnicom Group, Inc.#	49,856	3,608,577

		5,313,146

Aerospace/Defense - 1.9%

Arconic, Inc.	94,417	2,404,801
Boeing Co.	120,242	28,817,198
General Dynamics Corp.	60,746	12,231,207
Lockheed Martin Corp.	53,321	16,283,700
Northrop Grumman Corp.	37,395	10,179,293
Raytheon Co.	62,351	11,348,506
Rockwell Collins, Inc.	34,784	4,558,443
TransDigm Group, Inc.#	10,475	2,730,413

		88,553,561

Aerospace/Defense-Equipment - 0.6%

Harris Corp.	26,115	3,209,533
L3 Technologies, Inc.	16,682	3,027,449
United Technologies Corp.	159,616	19,109,228

		25,346,210

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	49,938	1,447,703
Monsanto Co.	93,997	11,016,448
Mosaic Co.	75,191	1,502,316

		13,966,467

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	122,242	5,051,039

Airlines - 0.5%

Alaska Air Group, Inc.	26,477	1,976,773
American Airlines Group, Inc.	105,517	4,720,831
Delta Air Lines, Inc.	157,667	7,440,306
Southwest Airlines Co.	129,524	6,753,381
United Continental Holdings, Inc.†	60,361	3,739,967

		24,631,258

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.#	78,005	1,892,401
Michael Kors Holdings, Ltd.†	33,382	1,409,388
Ralph Lauren Corp.	11,806	1,037,629
Under Armour, Inc., Class A†#	39,558	638,862
Under Armour, Inc., Class C†#	39,488	596,269
VF Corp.#	68,625	4,314,454

		9,889,003

Appliances - 0.1%

Whirlpool Corp.	15,845	2,719,319

Applications Software - 3.3%

Citrix Systems, Inc.†	32,377	2,532,205
Intuit, Inc.	52,140	7,375,203
Microsoft Corp.	1,653,802	123,654,775
Red Hat, Inc.†	38,081	4,093,708
salesforce.com, Inc.†	143,232	13,677,224

		151,333,115

Athletic Footwear - 0.3%

NIKE, Inc., Class B	283,875	14,991,439

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	837,799	9,240,923
General Motors Co.	294,162	10,748,679

		19,989,602

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	75,247	4,991,133

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.#	42,732	1,983,192
Delphi Automotive PLC	57,385	5,531,914

		7,515,106

Banks-Commercial - 0.4%

BB&T Corp.	173,803	8,010,580
M&T Bank Corp.	32,959	4,873,318
Regions Financial Corp.	257,492	3,633,212
Zions Bancorporation	43,405	1,895,062

		18,412,172

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	222,751	11,645,422
Citizens Financial Group, Inc.	108,507	3,594,837
Northern Trust Corp.	46,229	4,091,267
State Street Corp.	75,757	7,006,765

		26,338,291

Banks-Super Regional - 2.3%

Capital One Financial Corp.	103,456	8,236,132
Comerica, Inc.	37,901	2,586,743
Fifth Third Bancorp	160,714	4,199,457
Huntington Bancshares, Inc.	232,871	2,931,846
KeyCorp	234,796	4,040,839
PNC Financial Services Group, Inc.	103,656	12,999,499
SunTrust Banks, Inc.	103,565	5,706,432
US Bancorp	339,342	17,391,277
Wells Fargo & Co.	963,422	49,201,962

		107,294,187

Beverages-Non-alcoholic - 1.8%

Coca-Cola Co.	823,698	37,519,444
Dr Pepper Snapple Group, Inc.	39,375	3,585,094
Monster Beverage Corp.†	86,358	4,820,503
PepsiCo, Inc.	305,997	35,413,033

		81,338,074

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	37,891	2,009,739
Constellation Brands, Inc., Class A	36,725	7,348,672

		9,358,411

Brewery - 0.1%

Molson Coors Brewing Co., Class B	39,556	3,550,151

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	32,939	731,575
Discovery Communications, Inc., Class C†	45,162	948,854
Scripps Networks Interactive, Inc., Class A	20,544	1,759,593

		3,440,022

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	32,955	2,060,676

Building Products-Air & Heating - 0.2%

Johnson Controls International PLC	200,951	7,955,650

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	13,416	2,844,058
Vulcan Materials Co.	28,309	3,432,749

		6,276,807

Building Products-Wood - 0.1%

Masco Corp.	68,535	2,520,032

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	73,211	2,646,578
Lennar Corp., Class A	43,525	2,252,854
PulteGroup, Inc.	60,825	1,570,501

		6,469,933

Cable/Satellite TV - 1.4%

Charter Communications, Inc., Class A†	46,202	18,413,345
Comcast Corp., Class A	1,013,789	41,169,971
DISH Network Corp., Class A†	48,727	2,791,570

		62,374,886

Casino Hotels - 0.1%

MGM Resorts International	103,416	3,408,591
Wynn Resorts, Ltd.#	17,103	2,377,146

		5,785,737

Chemicals-Diversified - 1.1%

Dow Chemical Co.	240,764	16,046,921
E.I. du Pont de Nemours & Co.	185,726	15,587,983
Eastman Chemical Co.	31,237	2,692,629
FMC Corp.#	28,704	2,474,859
LyondellBasell Industries NV, Class A	70,753	6,409,514
PPG Industries, Inc.	54,880	5,725,082

		48,936,988

Chemicals-Specialty - 0.1%

Albemarle Corp.	23,724	2,758,152
International Flavors & Fragrances, Inc.	16,916	2,314,955

		5,073,107

Coatings/Paint - 0.1%

Sherwin-Williams Co.	17,355	5,888,031

Commercial Services - 0.3%

Cintas Corp.#	18,500	2,497,685
Ecolab, Inc.	55,917	7,453,736
Nielsen Holdings PLC	71,945	2,795,063
Quanta Services, Inc.†	31,727	1,139,951

		13,886,435

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	95,839	10,203,978
Equifax, Inc.	25,750	3,668,603
Global Payments, Inc.	32,663	3,118,990
H&R Block, Inc.#	44,377	1,186,641
IHS Markit, Ltd.†	67,982	3,184,277
Moody’s Corp.	35,651	4,778,304
PayPal Holdings, Inc.†	239,308	14,760,517
S&P Global, Inc.	55,223	8,522,566
Total System Services, Inc.	35,479	2,452,308
Western Union Co.	100,947	1,909,917

		53,786,101

Computer Aided Design - 0.2%

ANSYS, Inc.†	18,314	2,359,209
Autodesk, Inc.†	41,545	4,755,241
Synopsys, Inc.†	32,198	2,589,363

		9,703,813

Computer Services - 1.3%

Accenture PLC, Class A	132,827	17,368,459
Cognizant Technology Solutions Corp., Class A	126,168	8,928,909
CSRA, Inc.	31,123	980,686
DXC Technology Co.	60,656	5,155,760
International Business Machines Corp.	183,136	26,193,942

		58,627,756

Computer Software - 0.0%

Akamai Technologies, Inc.†	37,031	1,746,012

Computers - 4.3%

Apple, Inc.	1,116,850	183,163,400
Hewlett Packard Enterprise Co.	356,618	6,440,521
HP, Inc.	360,585	6,879,962

		196,483,883

Computers-Memory Devices - 0.2%

NetApp, Inc.	58,040	2,243,826
Seagate Technology PLC#	63,620	2,005,939
Western Digital Corp.	62,387	5,506,900

		9,756,665

Consulting Services - 0.1%

Gartner, Inc.†	19,371	2,335,949
Verisk Analytics, Inc.†	32,938	2,669,625

		5,005,574

Consumer Products-Misc. - 0.3%

Clorox Co.	27,590	3,822,043
Kimberly-Clark Corp.	76,029	9,373,615

		13,195,658

Containers-Metal/Glass - 0.1%

Ball Corp.#	74,998	2,999,170

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	20,180	2,268,434
Sealed Air Corp.	41,945	1,861,519
WestRock Co.	53,788	3,061,075

		7,191,028

Cosmetics & Toiletries - 1.5%

Colgate-Palmolive Co.	189,209	13,554,933
Coty, Inc., Class A#	100,895	1,672,839
Estee Lauder Cos., Inc., Class A	47,955	5,130,705
Procter & Gamble Co.	547,863	50,551,319

		70,909,796

Cruise Lines - 0.2%

Carnival Corp.	89,659	6,229,507
Royal Caribbean Cruises, Ltd.	35,935	4,472,470

		10,701,977

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	70,814	6,580,037
Fiserv, Inc.†	45,493	5,627,939
Paychex, Inc.	68,489	3,905,928

		16,113,904

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	16,175	2,858,769
DENTSPLY SIRONA, Inc.	49,103	2,777,757
Patterson Cos., Inc.#	17,478	672,903

		6,309,429

Diagnostic Equipment - 1.0%

Abbott Laboratories	371,710	18,934,907
Danaher Corp.	130,844	10,915,007
Thermo Fisher Scientific, Inc.	83,803	15,682,893

		45,532,807

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	18,877	2,934,052

Dialysis Centers - 0.0%

DaVita, Inc.†	33,348	1,952,859

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	15,512	4,976,405

Distribution/Wholesale - 0.2%

Fastenal Co.	61,963	2,643,961
LKQ Corp.†	66,037	2,288,182
WW Grainger, Inc.#	11,510	1,871,181

		6,803,324

Diversified Banking Institutions - 4.2%

Bank of America Corp.	2,131,784	50,928,320
Citigroup, Inc.	589,772	40,122,189
Goldman Sachs Group, Inc.	78,417	17,545,020
JPMorgan Chase & Co.	761,042	69,171,107
Morgan Stanley	305,104	13,882,232

		191,648,868

Diversified Manufacturing Operations - 2.3%

3M Co.	128,011	26,155,208
A.O. Smith Corp.	31,548	1,756,908
Dover Corp.	33,346	2,830,408
Eaton Corp. PLC	95,816	6,875,756
General Electric Co.	1,865,483	45,797,608
Illinois Tool Works, Inc.	66,599	9,158,028
Ingersoll-Rand PLC	54,842	4,682,958
Parker-Hannifin Corp.	28,529	4,590,031
Pentair PLC	35,915	2,228,526
Textron, Inc.	57,341	2,814,870

		106,890,301

Diversified Operations - 0.0%

Leucadia National Corp.	69,369	1,642,658

E-Commerce/Products - 2.0%

Amazon.com, Inc.†	84,981	83,332,369
eBay, Inc.†	215,617	7,790,242

		91,122,611

E-Commerce/Services - 0.5%

Cars.com, Inc.†#	1	26
Expedia, Inc.#	26,041	3,863,443
Priceline Group, Inc.†	10,533	19,507,958
TripAdvisor, Inc.†#	23,656	1,010,821

		24,382,248

Electric Products-Misc. - 0.2%

AMETEK, Inc.	49,291	3,117,656
Emerson Electric Co.	138,053	8,150,649

		11,268,305

Electric-Distribution - 0.2%

CenterPoint Energy, Inc.	92,316	2,734,400
PPL Corp.	146,342	5,742,460

		8,476,860

Electric-Integrated - 2.8%

AES Corp.	141,409	1,561,155
Alliant Energy Corp.	48,802	2,085,798
Ameren Corp.	51,975	3,117,980
American Electric Power Co., Inc.	105,329	7,755,374
CMS Energy Corp.	60,075	2,916,041
Consolidated Edison, Inc.	65,415	5,512,522
Dominion Energy, Inc.#	134,734	10,612,997
DTE Energy Co.	38,426	4,316,008
Duke Energy Corp.	149,921	13,088,103
Edison International	69,792	5,595,923
Entergy Corp.	38,443	3,043,532
Eversource Energy#	67,880	4,276,440
Exelon Corp.	198,378	7,512,575
FirstEnergy Corp.#	95,053	3,096,827
NextEra Energy, Inc.	100,285	15,093,895
PG&E Corp.	109,377	7,697,953
Pinnacle West Capital Corp.	23,897	2,150,013
Public Service Enterprise Group, Inc.	108,364	5,075,770
SCANA Corp.	30,614	1,848,473
Southern Co.	213,052	10,281,890
WEC Energy Group, Inc.#	67,600	4,408,872
Xcel Energy, Inc.	108,767	5,383,967

		126,432,108

Electronic Components-Misc. - 0.2%

Corning, Inc.	197,122	5,669,229
Garmin, Ltd.#	24,576	1,265,664

		6,934,893

Electronic Components-Semiconductors - 2.6%

Advanced Micro Devices, Inc.†#	165,993	2,157,909
Broadcom, Ltd.	85,975	21,671,718
Intel Corp.	1,008,709	35,375,425
Microchip Technology, Inc.#	49,139	4,265,265
Micron Technology, Inc.†	222,762	7,121,701
NVIDIA Corp.	127,454	21,595,806
Qorvo, Inc.†#	27,225	1,993,414
Skyworks Solutions, Inc.#	39,527	4,164,565
Texas Instruments, Inc.	213,421	17,675,527
Xilinx, Inc.	53,134	3,510,032

		119,531,362

Electronic Connectors - 0.3%

Amphenol Corp., Class A	65,466	5,298,818
TE Connectivity, Ltd.	76,050	6,053,580

		11,352,398

Electronic Forms - 0.4%

Adobe Systems, Inc.†	105,969	16,442,150

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	69,040	4,468,269
FLIR Systems, Inc.	29,230	1,110,740
Fortive Corp.	64,590	4,196,412

		9,775,421

Electronic Security Devices - 0.0%

Allegion PLC	20,408	1,606,314

Engineering/R&D Services - 0.1%

Fluor Corp.	29,943	1,154,902
Jacobs Engineering Group, Inc.	25,796	1,405,624

		2,560,526

Engines-Internal Combustion - 0.1%

Cummins, Inc.	33,103	5,275,956

Enterprise Software/Service - 0.8%

CA, Inc.	67,124	2,227,174
Oracle Corp.	643,423	32,383,480

		34,610,654

Entertainment Software - 0.4%

Activision Blizzard, Inc.	148,526	9,737,365
Electronic Arts, Inc.†	66,411	8,068,936

		17,806,301

Finance-Consumer Loans - 0.1%

Navient Corp.	61,037	805,689
Synchrony Financial	164,994	5,080,165

		5,885,854

Finance-Credit Card - 1.9%

Alliance Data Systems Corp.	11,926	2,689,313
American Express Co.	160,822	13,846,774
Discover Financial Services	81,440	4,800,888

MasterCard, Inc., Class A	200,926	26,783,436
Visa, Inc., Class A#	395,483	40,940,400

		89,060,811

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	260,647	10,399,815
E*TRADE Financial Corp.†	58,838	2,412,947
Raymond James Financial, Inc.	27,457	2,150,432

		14,963,194

Finance-Other Services - 0.5%

CBOE Holdings, Inc.	19,680	1,985,515
CME Group, Inc.	72,786	9,156,479
Intercontinental Exchange, Inc.	126,826	8,201,838
Nasdaq, Inc.	24,414	1,840,327

		21,184,159

Food-Confectionery - 0.1%

Hershey Co.	29,988	3,146,341
J.M. Smucker Co.	24,939	2,612,610

		5,758,951

Food-Meat Products - 0.1%

Hormel Foods Corp.	57,782	1,776,219
Tyson Foods, Inc., Class A	61,733	3,907,699

		5,683,918

Food-Misc./Diversified - 0.9%

Campbell Soup Co.	41,076	1,897,711
Conagra Brands, Inc.	86,589	2,810,679
General Mills, Inc.	123,413	6,572,976
Kellogg Co.	54,023	3,536,346
Kraft Heinz Co.	127,806	10,320,335
McCormick & Co., Inc.#	24,254	2,307,283
Mondelez International, Inc., Class A	325,014	13,215,069

		40,660,399

Food-Retail - 0.1%

Kroger Co.	195,488	4,275,323

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	105,473	5,555,263

Gas-Distribution - 0.2%

NiSource, Inc.	69,285	1,861,688
Sempra Energy	53,730	6,336,379

		8,198,067

Gold Mining - 0.1%

Newmont Mining Corp.	114,223	4,379,310

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	18,265	1,313,071

Home Decoration Products - 0.1%

Newell Brands, Inc.	103,484	4,996,208

Home Furnishings - 0.0%

Leggett & Platt, Inc.	28,341	1,302,836

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	43,892	2,823,572
Marriott International, Inc., Class A	66,553	6,893,560
Wyndham Worldwide Corp.	22,354	2,228,247

		11,945,379

Human Resources - 0.0%

Robert Half International, Inc.	27,243	1,234,108

Independent Power Producers - 0.0%

NRG Energy, Inc.	67,708	1,686,606

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	27,598	4,527,728

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	46,638	6,779,766
Praxair, Inc.	61,234	8,054,720

		14,834,486

Instruments-Controls - 0.6%

Honeywell International, Inc.	163,299	22,579,352
Mettler-Toledo International, Inc.†	5,531	3,346,753

		25,926,105

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	23,571	1,579,021
Waters Corp.†	17,145	3,145,765

		4,724,786

Insurance Brokers - 0.5%

Aon PLC	56,138	7,812,164
Arthur J. Gallagher & Co.	38,445	2,225,966
Marsh & McLennan Cos., Inc.	110,389	8,619,173
Willis Towers Watson PLC	27,222	4,041,650

		22,698,953

Insurance-Life/Health - 0.6%

Aflac, Inc.	85,008	7,017,410
Brighthouse Financial, Inc.†	21,040	1,200,758
Lincoln National Corp.	48,042	3,260,130
Principal Financial Group, Inc.	57,417	3,589,711
Prudential Financial, Inc.	91,896	9,380,744
Torchmark Corp.	23,304	1,793,709
Unum Group	48,885	2,355,279

		28,597,741

Insurance-Multi-line - 1.2%

Allstate Corp.	78,083	7,066,511
American International Group, Inc.(1)	188,393	11,394,009
Assurant, Inc.	11,736	1,111,282
Chubb, Ltd.	100,019	14,144,687
Cincinnati Financial Corp.	32,103	2,466,795
Hartford Financial Services Group, Inc.	78,692	4,254,876
Loews Corp.	59,142	2,754,834
MetLife, Inc.	231,441	10,838,382

		54,031,376

Insurance-Property/Casualty - 0.3%

Progressive Corp.	124,434	5,783,692
Travelers Cos., Inc.	59,853	7,252,987
XL Group, Ltd.	56,003	2,293,883

		15,330,562

Insurance-Reinsurance - 1.7%

Berkshire Hathaway, Inc., Class B†	406,887	73,711,649
Everest Re Group, Ltd.	8,797	2,221,066

		75,932,715

Internet Content-Entertainment - 2.3%

Facebook, Inc., Class A†	506,333	87,074,086
Netflix, Inc.†	92,325	16,130,101

		103,204,187

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	13,860	1,654,607

Internet Security - 0.1%

Symantec Corp.	130,290	3,906,094

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.	12,125	2,142,366
Ameriprise Financial, Inc.	32,657	4,523,321
BlackRock, Inc.	25,971	10,882,109
Franklin Resources, Inc.	73,346	3,170,748
Invesco, Ltd.	87,152	2,856,843

T. Rowe Price Group, Inc.	51,682	4,359,893

		27,935,280

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.#	9,447	1,670,135

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.#	126,203	14,827,590

Machinery-Farming - 0.2%

Deere & Co.	63,036	7,307,763

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.#	21,856	5,041,305

Machinery-Pumps - 0.1%

Flowserve Corp.#	27,980	1,099,054
Xylem, Inc.	38,497	2,389,509

		3,488,563

Medical Information Systems - 0.1%

Cerner Corp.†	62,977	4,268,581

Medical Instruments - 1.0%

Boston Scientific Corp.†	293,338	8,081,462
Edwards Lifesciences Corp.†	44,942	5,108,108
Intuitive Surgical, Inc.†	7,892	7,928,855
Medtronic PLC	293,227	23,639,961

		44,758,386

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	21,914	3,437,649
Quest Diagnostics, Inc.	29,309	3,175,630

		6,613,279

Medical Products - 0.8%

Baxter International, Inc.	104,483	6,482,125
Becton Dickinson and Co.	48,701	9,712,927
Cooper Cos., Inc.	10,466	2,625,187
Henry Schein, Inc.†	16,993	2,951,344
Stryker Corp.	66,453	9,394,461
Varian Medical Systems, Inc.†#	19,690	2,092,063
Zimmer Biomet Holdings, Inc.	43,104	4,925,494

		38,183,601

Medical-Biomedical/Gene - 2.7%

Alexion Pharmaceuticals, Inc.†	48,102	6,850,206
Amgen, Inc.	157,634	28,022,596
Biogen, Inc.†	45,758	14,485,152
Celgene Corp.†	167,259	23,237,293
Gilead Sciences, Inc.	279,913	23,431,517
Illumina, Inc.†#	31,274	6,394,282
Incyte Corp.†	36,407	5,002,686
Regeneron Pharmaceuticals, Inc.†	16,322	8,110,402
Vertex Pharmaceuticals, Inc.†	53,353	8,565,291

		124,099,425

Medical-Drugs - 5.3%

AbbVie, Inc.	340,922	25,671,427
Allergan PLC	71,946	16,510,168
Bristol-Myers Squibb Co.	352,895	21,343,090
Eli Lilly & Co.	207,993	16,907,751
Johnson & Johnson	577,043	76,383,182
Merck & Co., Inc.	585,896	37,415,318
Pfizer, Inc.	1,278,364	43,362,107
Zoetis, Inc.	105,133	6,591,839

		244,184,882

Medical-Generic Drugs - 0.1%

Mylan NV†	98,738	3,108,272
Perrigo Co. PLC#	30,712	2,425,020

		5,533,292

Medical-HMO - 1.8%

Aetna, Inc.	71,053	11,205,058
Anthem, Inc.	56,762	11,127,622
Centene Corp.†	36,903	3,278,832
Cigna Corp.	54,841	9,984,352
Humana, Inc.	30,914	7,964,065
UnitedHealth Group, Inc.	206,425	41,057,933

		84,617,862

Medical-Hospitals - 0.2%

Envision Healthcare Corp.†	25,161	1,318,688
HCA Healthcare, Inc.†	61,304	4,822,172
Universal Health Services, Inc., Class B	19,152	2,070,906

		8,211,766

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	35,548	2,852,727
Cardinal Health, Inc.	67,665	4,564,681
McKesson Corp.	45,177	6,745,378

		14,162,786

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†	285,126	4,214,162

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	37,495	1,762,640

Multimedia - 1.3%

Time Warner, Inc.	166,127	16,795,440
Twenty-First Century Fox, Inc., Class A	225,419	6,219,310
Twenty-First Century Fox, Inc., Class B	104,341	2,827,641
Viacom, Inc., Class B	75,466	2,158,328
Walt Disney Co.	311,620	31,535,944

		59,536,663

Networking Products - 0.8%

Cisco Systems, Inc.	1,071,055	34,498,682

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	49,246	3,212,809
Waste Management, Inc.	87,066	6,713,659

		9,926,468

Office Automation & Equipment - 0.0%

Xerox Corp.	45,730	1,475,707

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	18,970	1,788,112

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.#	23,256	984,659

Oil Companies-Exploration & Production - 1.5%

Anadarko Petroleum Corp.	120,030	4,912,828
Apache Corp.#	81,479	3,164,644
Cabot Oil & Gas Corp.	99,719	2,547,820
Chesapeake Energy Corp.†#	163,393	594,751
Cimarex Energy Co.	20,373	2,030,984
Concho Resources, Inc.†	31,738	3,521,966
ConocoPhillips	264,999	11,569,856
Devon Energy Corp.	112,610	3,535,954
EOG Resources, Inc.	123,656	10,509,523
EQT Corp.	37,126	2,314,435
Hess Corp.	57,885	2,251,727
Marathon Oil Corp.	182,076	2,024,685
Newfield Exploration Co.†	42,669	1,114,941
Noble Energy, Inc.	97,505	2,317,694
Occidental Petroleum Corp.	163,780	9,777,666
Pioneer Natural Resources Co.	36,436	4,723,927
Range Resources Corp.#	40,307	699,730

		67,613,131

Oil Companies-Integrated - 2.5%

Chevron Corp.	405,831	43,675,532
Exxon Mobil Corp.	907,660	69,281,688

		112,957,220

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	81,408	2,496,783

Oil Refining & Marketing - 0.5%

Andeavor	32,373	3,242,156
Marathon Petroleum Corp.	111,118	5,828,139
Phillips 66	93,970	7,875,626
Valero Energy Corp.	95,801	6,524,048

		23,469,969

Oil-Field Services - 0.7%

Baker Hughes, a GE Company	91,142	3,089,714
Halliburton Co.	185,905	7,244,718
Schlumberger, Ltd.	297,638	18,902,989
TechnipFMC PLC†	99,948	2,581,657

		31,819,078

Paper & Related Products - 0.1%

International Paper Co.	88,446	4,764,586

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	127,139	7,986,872

Pipelines - 0.4%

Kinder Morgan, Inc.	411,259	7,949,637
ONEOK, Inc.	81,393	4,408,245
Williams Cos., Inc.	176,995	5,262,061

		17,619,943

Publishing-Newspapers - 0.0%

News Corp., Class A#	81,867	1,094,562
News Corp., Class B	25,657	351,501

		1,446,063

Real Estate Investment Trusts - 2.9%

Alexandria Real Estate Equities, Inc.	19,509	2,366,637
American Tower Corp.	91,041	13,478,620
Apartment Investment & Management Co., Class A	33,635	1,524,675
AvalonBay Communities, Inc.	29,515	5,540,851
Boston Properties, Inc.	32,958	3,974,735
Crown Castle International Corp.	86,242	9,352,082
Digital Realty Trust, Inc.	34,225	4,050,187
Duke Realty Corp.	76,171	2,263,802
Equinix, Inc.	16,689	7,817,294
Equity Residential	78,648	5,281,213
Essex Property Trust, Inc.	14,052	3,737,410
Extra Space Storage, Inc.#	26,971	2,093,759
Federal Realty Investment Trust	15,474	1,964,115
GGP, Inc.	124,781	2,589,206
HCP, Inc.	100,372	2,992,089
Host Hotels & Resorts, Inc.	158,460	2,871,295
Iron Mountain, Inc.	52,616	2,074,123
JBG SMITH Properties†	18,449	603,836
Kimco Realty Corp.	91,179	1,788,932
Macerich Co.	25,511	1,346,215
Mid-America Apartment Communities, Inc.	24,329	2,590,065
Prologis, Inc.	113,598	7,197,569
Public Storage	32,026	6,576,219
Realty Income Corp.	58,492	3,366,800
Regency Centers Corp.	31,332	2,015,274
Simon Property Group, Inc.	66,875	10,489,344
SL Green Realty Corp.#	21,813	2,102,337
UDR, Inc.	57,278	2,223,532
Ventas, Inc.	76,017	5,202,603
Vornado Realty Trust	36,899	2,748,607
Welltower, Inc.	78,436	5,743,084
Weyerhaeuser Co.	160,934	5,248,058

		133,214,568

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	64,414	2,324,057

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	18,103	2,137,240

Respiratory Products - 0.1%

ResMed, Inc.#	30,379	2,356,803

Retail-Apparel/Shoe - 0.3%

Coach, Inc.	60,220	2,511,174
Foot Locker, Inc.	28,111	990,351
Gap, Inc.#	47,152	1,113,730
L Brands, Inc.#	51,613	1,869,423
PVH Corp.	16,709	2,103,496
Ross Stores, Inc.	83,970	4,908,046

		13,496,220

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc.	15,818	1,548,582
AutoZone, Inc.†	6,031	3,187,022
Genuine Parts Co.	31,573	2,615,192
O’Reilly Automotive, Inc.†	19,494	3,823,358

		11,174,154

Retail-Automobile - 0.1%

AutoNation, Inc.†#	14,099	639,672
CarMax, Inc.†#	39,674	2,664,109

		3,303,781

Retail-Building Products - 1.1%

Home Depot, Inc.	256,098	38,381,407
Lowe’s Cos., Inc.	183,804	13,581,278

		51,962,685

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	56,833	3,083,759

Retail-Discount - 1.2%

Costco Wholesale Corp.	93,950	14,725,723
Dollar General Corp.	54,042	3,921,287
Dollar Tree, Inc.†	50,701	4,037,828
Target Corp.	118,181	6,444,410
Wal-Mart Stores, Inc.	316,409	24,702,051

		53,831,299

Retail-Drug Store - 0.7%

CVS Health Corp.	218,235	16,878,295
Walgreens Boots Alliance, Inc.	182,924	14,908,306

		31,786,601

Retail-Gardening Products - 0.0%

Tractor Supply Co.#	27,540	1,638,905

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.#	14,652	924,102
Tiffany & Co.	22,963	2,098,818

		3,022,920

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.#	23,832	1,063,384
TJX Cos., Inc.	137,795	9,962,578

		11,025,962

Retail-Office Supplies - 0.0%

Staples, Inc.	139,914	1,429,221

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	12,491	2,760,636

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.#	36,519	1,452,726
Macy’s, Inc.	65,228	1,354,785

		2,807,511

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†#	6,140	1,944,599
Darden Restaurants, Inc.	26,635	2,186,467
McDonald’s Corp.	174,595	27,929,962
Starbucks Corp.	310,196	17,017,353
Yum! Brands, Inc.	70,864	5,443,773

		54,522,154

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	53,936	1,634,261

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	73,762	1,231,825

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	78,617	6,577,884
QUALCOMM, Inc.	316,480	16,542,410

		23,120,294

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	230,196	10,386,444
KLA-Tencor Corp.	33,580	3,146,110
Lam Research Corp.#	34,554	5,735,273

		19,267,827

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	53,393	2,678,727

Steel-Producers - 0.1%

Nucor Corp.	68,344	3,766,438

Telecom Services - 0.1%

Level 3 Communications, Inc.†	62,704	3,412,979

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	81,848	2,269,645

Telephone-Integrated - 2.0%

AT&T, Inc.	1,316,955	49,333,134
CenturyLink, Inc.#	117,560	2,318,283
Verizon Communications, Inc.	873,837	41,917,961

		93,569,378

Television - 0.1%

CBS Corp., Class B	78,906	5,054,718

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	13,532	3,425,220

Tobacco - 1.6%

Altria Group, Inc.	413,775	26,233,335
British American Tobacco PLC ADR	93,236	5,791,821
Philip Morris International, Inc.	332,697	38,902,260

		70,927,416

Tools-Hand Held - 0.1%

Snap-on, Inc.#	12,413	1,831,786
Stanley Black & Decker, Inc.	32,768	4,718,592

		6,550,378

Toys - 0.1%

Hasbro, Inc.	24,099	2,367,727
Mattel, Inc.#	73,378	1,190,191

		3,557,918

Transport-Rail - 0.8%

CSX Corp.	197,648	9,921,930
Kansas City Southern	22,724	2,350,343
Norfolk Southern Corp.	62,074	7,481,159
Union Pacific Corp.	172,961	18,212,793

		37,966,225

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.#	30,179	2,131,543
Expeditors International of Washington, Inc.	38,593	2,165,067
FedEx Corp.	52,692	11,296,111
United Parcel Service, Inc., Class B	147,541	16,872,789

		32,465,510

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	18,376	1,817,203

Water - 0.1%

American Water Works Co., Inc.	38,170	3,087,953

Web Hosting/Design - 0.0%

VeriSign, Inc.†#	18,911	1,962,016

Web Portals/ISP - 2.6%

Alphabet, Inc., Class A†	63,755	60,901,326
Alphabet, Inc., Class C†	63,918	60,040,095

		120,941,421

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	35,016	3,085,610

X-Ray Equipment - 0.1%

Hologic, Inc.†#	59,981	2,315,267

Total Long-Term Investment Securities (cost $2,245,111,250)		4,536,444,871

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.01%(2)(3)	12,181,646	12,181,646

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.97% due 09/07/2017(4)	$6,500,000	6,499,034

Total Short-Term Investment Securities (cost $18,680,595)		18,680,680

REPURCHASE AGREEMENTS - 0.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 08/31/2017, to be repurchased 09/01/2017 in the amount $34,898,116 collateralized by $35,695,000 of U.S. Treasury Inflation Index Bonds, bearing interest at 0.75% due 02/15/2045 and having an approximate value of $35,596,910 (cost $34,898,000)	34,898,000	34,898,000

TOTAL INVESTMENTS (cost $2,298,689,845)	100.1%	4,590,023,551
Liabilities in excess of other assets	(0.1)	(4,123,923)

NET ASSETS	100.0%	$4,585,899,628

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).

(2)	At August 31, 2017, the Fund had loaned securities with a total value of $121,177,745. This was secured by collateral of $12,181,646, which was received in cash and subsequently invested in short-term investments currently valued at $12,181,646 as reported in the Portfolio of Investments. Additional collateral of $111,577,636 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$9,511,679
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	7,815,740
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	16,328,540
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	1,742,803
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/30/2017 to 02/15/2047	76,178,874

(3)	The rate shown is the 7-day yield as of August 31, 2017.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
451	Long	S&P 500 E-Mini Index	September 2017	$54,915,113	$55,700,755	$785,642

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,536,444,871	$—	$—	$4,536,444,871
Short-Term Investment Securities:
Registered Investment Companies	12,181,646	—	—	12,181,646
U.S. Government Treasuries	—	6,499,034	—	6,499,034
Repurchase Agreements	—	34,898,000	—	34,898,000

Total Investments at Value	$4,548,626,517	$41,397,034	$—	$4,590,023,551

Other Financial Instruments:†
Futures Contracts	$785,642	$—	$—	$785,642

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense-Equipment - 2.0%

Triumph Group, Inc.#	16,460	$432,898
United Technologies Corp.	14,080	1,685,658

		2,118,556

Applications Software - 1.3%

Microsoft Corp.	18,004	1,346,159

Banks-Commercial - 1.3%

M&T Bank Corp.	9,240	1,366,226

Banks-Super Regional - 6.0%

PNC Financial Services Group, Inc.	22,563	2,829,626
Wells Fargo & Co.	71,356	3,644,151

		6,473,777

Building & Construction Products-Misc. - 1.1%

Fortune Brands Home & Security, Inc.	18,560	1,160,557

Building-Residential/Commercial - 1.2%

PulteGroup, Inc.	49,500	1,278,090

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	30,368	1,233,244

Chemicals-Diversified - 1.5%

Dow Chemical Co.	24,043	1,602,466

Commercial Services - 0.7%

Nielsen Holdings PLC	20,040	778,554

Computer Services - 1.3%

Cognizant Technology Solutions Corp., Class A	20,440	1,446,539

Computers-Memory Devices - 0.8%

NetApp, Inc.	21,220	820,365

Cosmetics & Toiletries - 0.9%

Unilever NV	15,540	924,630

Cruise Lines - 1.2%

Norwegian Cruise Line Holdings, Ltd.†	21,830	1,298,012

Diversified Banking Institutions - 10.5%

Bank of America Corp.	75,210	1,796,767
Citigroup, Inc.	44,830	3,049,785
Goldman Sachs Group, Inc.	5,682	1,271,291
JPMorgan Chase & Co.	56,297	5,116,834

		11,234,677

Diversified Manufacturing Operations - 5.6%

3M Co.	6,630	1,354,641
Eaton Corp. PLC	23,605	1,693,895
General Electric Co.	53,174	1,305,422
Ingersoll-Rand PLC	19,154	1,635,560

		5,989,518

E-Commerce/Products - 1.0%

eBay, Inc.†	30,930	1,117,501

Electric-Integrated - 3.8%

Dominion Energy, Inc.#	8,780	691,601
Edison International	14,134	1,133,264
Eversource Energy#	23,374	1,472,562
NextEra Energy, Inc.	5,205	783,404

		4,080,831

Electronic Components-Semiconductors - 2.0%

Intel Corp.	61,692	2,163,538

Finance-Other Services - 1.1%

Nasdaq, Inc.	15,810	1,191,758

Food-Misc./Diversified - 1.7%

Kraft Heinz Co.	9,801	791,431
Mondelez International, Inc., Class A	24,340	989,664

		1,781,095

Hotels/Motels - 1.2%

Hilton Worldwide Holdings, Inc.	20,669	1,329,637

Insurance Brokers - 1.4%

Marsh & McLennan Cos., Inc.	18,985	1,482,349

Insurance-Life/Health - 1.2%

Principal Financial Group, Inc.	21,309	1,332,239

Insurance-Multi-line - 2.7%

Chubb, Ltd.	12,234	1,730,132
MetLife, Inc.	23,850	1,116,896

		2,847,028

Investment Management/Advisor Services - 2.8%

BlackRock, Inc.	4,118	1,725,483
Invesco, Ltd.	39,500	1,294,810

		3,020,293

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	9,440	1,109,106

Medical Instruments - 1.6%

Medtronic PLC	20,785	1,675,687

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.	6,456	1,147,683

Medical-Drugs - 7.4%

Allergan PLC	5,250	1,204,770
AstraZeneca PLC ADR#	34,830	1,038,979
Bristol-Myers Squibb Co.	25,780	1,559,174
Merck & Co., Inc.	40,888	2,611,108
Roche Holding AG	5,983	1,524,957

		7,938,988

Medical-HMO - 1.7%

UnitedHealth Group, Inc.	8,985	1,787,116

Multimedia - 1.7%

Thomson Reuters Corp.	24,110	1,101,586
Viacom, Inc., Class B	23,860	682,396

		1,783,982

Networking Products - 2.8%

Cisco Systems, Inc.	93,689	3,017,723

Oil Companies-Exploration & Production - 4.7%

Anadarko Petroleum Corp.	10,070	412,165
Canadian Natural Resources, Ltd.	23,430	722,113
EOG Resources, Inc.	15,910	1,352,191
Marathon Oil Corp.	77,418	860,888
Occidental Petroleum Corp.	10,020	598,194
Pioneer Natural Resources Co.	6,290	815,498
Southwestern Energy Co.†	44,804	244,182

		5,005,231

Oil Companies-Integrated - 3.6%

Chevron Corp.	22,981	2,473,215
Exxon Mobil Corp.	18,387	1,403,480

		3,876,695

Oil-Field Services - 1.1%

Halliburton Co.	30,100	1,172,997

Paper & Related Products - 1.2%

International Paper Co.	23,365	1,258,672

Real Estate Investment Trusts - 1.0%

Park Hotels & Resorts, Inc.	40,659	1,085,189

Retail-Apparel/Shoe - 0.4%

L Brands, Inc.#	13,400	485,348

Retail-Building Products - 1.4%

Home Depot, Inc.	6,764	1,013,721
Lowe’s Cos., Inc.	7,010	517,969

		1,531,690

Retail-Catalog Shopping - 1.1%

Liberty Interactive Corp. QVC Group, Class A†	51,150	1,131,438

Retail-Jewelry - 0.4%

Signet Jewelers, Ltd.#	7,200	454,104

Semiconductor Components-Integrated Circuits - 3.3%

Analog Devices, Inc.	8,729	730,355
Maxim Integrated Products, Inc.	31,935	1,490,087
QUALCOMM, Inc.	25,770	1,346,998

		3,567,440

Telephone-Integrated - 1.2%

Verizon Communications, Inc.	27,295	1,309,341

Television - 1.0%

CBS Corp., Class B	16,035	1,027,202

Tobacco - 2.8%

British American Tobacco PLC	16,669	1,039,421
Philip Morris International, Inc.	16,590	1,939,869

		2,979,290

Transport-Rail - 1.2%

Union Pacific Corp.	12,560	1,322,568

Transport-Truck - 0.6%

Schneider National, Inc., Class B	28,440	632,790

Wireless Equipment - 0.9%

Nokia OYJ ADR	153,080	946,034

Total Long-Term Investment Securities
(cost $80,638,003)		105,663,953

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 08/31/2017, to be repurchased 09/01/2017 in the amount of $1,158,004 collateralized by $1,115,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $1,182,304

(cost $1,158,000)	$1,158,000	1,158,000

TOTAL INVESTMENTS
(cost $81,796,003)	99.7%	$106,821,953
Other assets less liabilities	0.3	362,242

NET ASSETS	100.0%	$107,184,195

#	The security or a portion thereof is out on loan.
†	Non-income producing security

At August 31, 2017, the Fund had loaned securities with a total value of $4,575,492. This was secured by collateral of $4,674,368 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	08/01/2027 to 01/01/2047	$766,512
Federal National Mtg. Assoc.	2.63% to 4.25%	10/25/2029 to 11/01/2046	629,843
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 05/16/2053	1,315,859
United States Treasury Bills	0.00%	09/07/2017 to 03/01/2018	116,726
United States Treasury Notes/Bonds	zero coupon to 5.38%	10/15/2017 to 08/15/2046	1,845,428

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,099,575	$2,564,378	**	$—	$105,663,953
Repurchase Agreements	—	1,158,000		—	1,158,000

Total Investments at Value	$103,099,575	$3,722,378		$—	$106,821,953

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,564,378 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2017 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2017, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter market (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth and Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The Health Sciences Fund used options contracts to increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2017, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Swap Contracts(1)	Futures Contracts(3)	Options Purchased(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$—	$82,918	$—	$—	$82,918
Dynamic Allocation	—	748,928	932,559	—	1,681,487
Global Social Awareness	—	149,435	—	—	149,435
Global Strategy	—	—	—	501,665	501,665
Growth	—	—	—	7,398	7,398
Growth & Income	—	1,455	—	—	1,455
Health Sciences	—	—	76,590	—	76,590
International Equities Index	—	759,255	—	—	759,255
Mid Cap Index	—	1,885,520	—	—	1,885,520
Nasdaq-100® Index	—	214,080	—	—	214,080
Small Cap Index	—	756,675	—	—	756,675
Stock Index	—	322,465	—	—	322,465

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Swap Contracts(1)	Futures Contracts(3)	Options Written(1)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$—	$133,000	$—	$6,911	$139,911
Dynamic Allocation	—	—	303,401	—	303,401
Global Social Awareness	—	—	—	—	—
Global Strategy	1,759,093	—	—	2,773,515	4,532,608
Growth	—	—	—	247,053	247,053
Growth & Income	—	—	—	—	—
Health Sciences	—	—	—	—	—
International Equities Index	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Stock Index	—	—	—	—	—

Portfolio of Investments Location:

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(369,135)
Dynamic Allocation	912,529
Global Social Awareness	364,078
Growth & Income	1,182
International Equities Index	2,588,296
Mid Cap Index	$(4,673,438)
Nasdaq-100® Index	971,143
Small Cap Index	(146,537)
Stock Index	785,642

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2017, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 8/31/2017
VALIC Co. I Blue Chip Growth Fund	$9,575,898	—	—	$15,828	$216,141	$36,653	$578,434	$9,990,672
VALIC Co. I Broad Cap Value Income Fund	9,817,862	—	—	16,697	533,735	110,472	248,924	9,660,220
VALIC Co. I Capital Conservation Fund	14,886,761	—	—	1,277,157	377,165	2,717	174,506	15,963,976
VALIC Co. I Dividend Value Fund	9,904,681	—	—	16,423	631,742	12,334	187,771	9,489,467
VALIC Co. I Emerging Economies Fund	3,232,313	—	—	5,091	70,718	7,187	423,580	3,597,453
VALIC Co. I Foreign Value Fund	9,203,786	—	—	15,276	212,155	(15,632)	60,621	9,051,896
VALIC Co. I Global Real Estate Fund	2,000,544	—	—	3,396	47,146	(1,468)	63,691	2,019,017
VALIC Co. I Government Securities Fund	7,977,773	—	—	13,579	188,582	(1,192)	67,317	7,868,895
VALIC Co. I Growth & Income Fund	4,198,136	—	—	6,790	94,291	25,591	92,999	4,229,225
VALIC Co. I Growth Fund	10,833,584	—	—	17,250	237,721	27,925	435,923	11,076,961
VALIC Co. I Inflation Protected Fund	2,970,572	—	—	255,091	70,718	(510)	39,898	3,194,333
VALIC Co. I International Equities Fund	5,159,905	—	—	8,488	117,864	3,119	149,900	5,203,548
VALIC Co. I International Government Bond Fund	1,078,287	—	—	1,698	23,573	(222)	34,729	1,090,919
VALIC Co. I International Growth Fund	9,602,010	—	—	15,276	612,155	(7,342)	366,864	9,364,653
VALIC Co. I Large Cap Core Fund	8,388,747	—	—	13,578	588,582	(128,842)	437,105	8,122,006
VALIC Co. I Large Capital Growth Fund	8,441,878	—	—	13,579	188,582	(9,205)	192,771	8,450,441
VALIC Co. I Mid Cap Index Fund	4,156,906	—	—	6,789	94,291	12,112	24,972	4,106,488
VALIC Co. I Stock Index Fund	30,276,639	—	—	50,921	707,184	138,757	726,346	30,485,479
VALIC Co. I Value Fund	9,852,980	—	—	16,974	235,728	61,281	(11,382)	9,684,125
VALIC Co. II Capital Appreciation Fund	7,269,350	—	—	11,882	165,010	40,415	151,283	7,307,920
VALIC Co. II Core Bond Fund	14,713,271	—	—	23,764	330,019	9,481	188,431	14,604,928
VALIC Co. II High Yield Bond Fund	2,958,227	—	—	5,092	70,718	703	33,662	2,926,966
VALIC Co. II Mid Cap Growth Fund	2,128,050	—	—	3,395	47,146	2,265	49,584	2,136,148
VALIC Co. II Mid Cap Value Fund	1,894,581	—	—	3,396	47,146	(9,540)	46,041	1,887,332
VALIC Co. II Small Cap Growth Fund	4,294,684	—	—	6,789	94,291	1,963	313,284	4,522,429
VALIC Co. II Small Cap Value Fund	3,522,405	—	—	6,789	94,291	(17,669)	73,457	3,490,691
VALIC Co. II Strategic Bond Fund	5,028,676	—	—	8,487	117,864	(2,998)	82,707	4,999,008

	$203,368,506	$—	$—	$1,839,475	$6,214,558	$298,355	$5,233,418	$204,525,196

Stock Index Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2017
American International Group, Inc. Common Stock	$12,657,025	$63,653	$—	$—	$671,141	$319,279	$(911,154)	$11,394,009

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 27, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 27, 2017